UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 07/31/2016

Item 1 –	Report to Stockholders

JULY 31, 2016

ANNUAL REPORT	BLACKROCK®

BlackRock Global Dividend Portfolio	of BlackRock Funds II

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all Investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and the divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. But markets recovered swiftly in July as economic data suggested that the negative impact had thus far been contained to the United Kingdom and investors returned to risk assets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	13.29%	5.61%
U.S. small cap equities (Russell 2000® Index)	18.76	0.00
International equities (MSCI Europe, Australasia, Far East Index)	8.25	(7.53)
Emerging market equities (MSCI Emerging Markets Index)	19.52	(0.75)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.22
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	8.53
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	4.54	5.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.27	7.06
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	13.84	5.01

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2016

Investment Objective

BlackRock Global Dividend Portfolio’s (the “Fund”) investment objective is to seek to provide a level of current income that exceeds the average yield on global stocks generally. Additionally, the Fund seeks to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2016, the Fund outperformed the performance benchmark, the MSCI All Country World Index.

What factors influenced performance?

•

Overweight exposure to consumer staples and positive stock selection within that sector drove the majority of the Fund’s outperformance versus the benchmark, while strong stock selection within consumer discretionary also contributed. Toy manufacturer Mattel, Inc. was a leading contributor after releasing strong earnings results for the fourth quarter of 2015 and first quarter of 2016, reflecting momentum with respect to key brands such as Barbie. U.S. semiconductor company Linear Technology Corp. was also a top contributor over the 12 months, supported by the announcement late in the period that the company had agreed to be acquired by Analog Devices Inc. at a premium.

•

Conversely, a lack of sector exposure to utilities was a leading detractor from relative performance. At the stock level, H&R Block, Inc., the U.S. tax preparation company, was among the top detractors. Off-tax season losses were higher than analyst expectations, and data was released suggesting the company has lost market share in the assisted tax filing category. Lloyds Banking Group PLC, the U.K.-

based bank, was also a top detractor, as its shares traded sharply lower after Britain voted to leave the European Union.

Describe recent portfolio activity.

•

During the period, the Fund’s exposures to both health care and information technology (“IT”) were increased. Within health care, the Fund added positions in a pair of Australian companies, laboratory and radiology services provider Sonic Healthcare Ltd. and protective gloves and clothing maker Ansell Ltd. Networking giant Cisco Systems, Inc. and Taiwan Semiconductor Manufacturing Co. Ltd. were added within IT. The energy exposure was eliminated, with the sale of both Chevron Corp. and Royal Dutch Shell PLC. Within consumer discretionary, the Fund’s position in Swedish clothing retailer H&M Hennes & Mauritz AB was eliminated.

Describe portfolio positioning at period end.

•

Given the modest global growth environment, the Fund continued to invest in high-quality, dividend-paying companies with sustainable business models, strong financial positions, above-average dividend yields, and compelling dividend growth rates. The Fund had the largest absolute positions in the consumer staples and health care sectors, specifically in the pharmaceuticals and tobacco industries, while it had no positions in the utilities or energy sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Net Assets

AstraZeneca PLC	4%
British American Tobacco PLC	4
Imperial Brands PLC	3
Johnson & Johnson	3
Altria Group, Inc.	3
Novartis AG, Registered Shares	3
Nestlé SA, Registered Shares	3
TELUS Corp.	3
Sanofi	3
Deutsche Post AG, Registered Shares	3

Geographic Allocation	Percent of Net Assets

United States	48%
United Kingdom	17
Switzerland	10
Canada	5
Taiwan	3
Australia	3
France	3
Germany	3
Finland	2
Denmark	1
Japan	1
Sweden	1
Belgium	1
Hong Kong	1
Singapore	1

4	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

Under normal circumstances, the Fund will invest at least 80% of its net assets in dividend-paying equity securities and at least 40% of its assets outside of the U.S. (unless market conditions are not deemed favorable by Fund management, in which case the Fund would invest at least 30% of its assets outside of the U.S.). The Fund’s total returns prior to November 1, 2010 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Builder Portfolio.

[3]	A free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging markets countries.

[4]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016
		Average Annual Total Returns[2,5]
		1 Year		5 Years		Since Inception[6]
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	10.88%	6.73%	N/A	8.54%	N/A	6.18%	N/A
Investor A	10.78	6.47	0.87%	8.24	7.08%	5.91	5.22%
Investor C	10.45	5.63	4.63	7.45	7.45	5.12	5.12
Class K	11.01	6.88	N/A	8.62	N/A	6.26	N/A
MSCI All Country World Index	12.37	(0.44)	N/A	6.62	N/A	3.34	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

[6]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[8]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[7]	Annualized Expense Ratio
Institutional	$1,000.00	$1,108.80	$3.83	$1,000.00	$1,021.23	$3.67	0.73%
Investor A	$1,000.00	$1,107.80	$5.29	$1,000.00	$1,019.84	$5.07	1.01%
Investor C	$1,000.00	$1,104.50	$9.21	$1,000.00	$1,016.11	$8.82	1.76%
Class K	$1,000.00	$1,032.40	$1.68	$1,000.00	$1,038.60	$1.68	1.14%

[7]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/ 366 (to reflect the one-half year period shown). The fees and expenses of the underlying funds in which the Fund invests are not included in the Fund’s annualized expense ratio. For Class K shares, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 53/366 (to reflect the period from June 8, 2016, the commencement of operations, to July 31, 2016).

[8]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	5

About Fund Performance

•

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to Class K Shares inception date of June 8, 2016, Class K Share performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Share fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other Fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on February 1, 2016 and held through July 31, 2016, except with respect to Class K Shares which are based on a hypothetical investment of $1,000 invested on June 8, 2016 (commencement of operations) and held through July 31, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Schedule of Investments July 31, 2016	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.8%
Ansell Ltd.	2,580,713	$38,025,008
Sonic Healthcare Ltd.	2,002,307	34,978,702

		73,003,710
Belgium — 1.1%
Anheuser-Busch InBev SA/NV	220,021	28,425,134
Canada — 5.0%
Rogers Communications, Inc., Class B	1,363,314	60,216,994
TELUS Corp.	2,073,122	69,371,348

		129,588,342
Denmark — 1.4%
Novo Nordisk A/S, Class B	640,818	36,440,941
Finland — 1.7%
Kone Oyj, Class B	876,747	44,424,041
France — 2.6%
Sanofi	803,915	68,472,385
Germany — 2.6%
Deutsche Post AG, Registered Shares	2,277,653	67,974,712
Hong Kong — 1.0%
Sands China Ltd.	7,093,600	27,141,428
Japan — 1.3%
Japan Tobacco, Inc.	865,700	33,762,060
Singapore — 1.0%
DBS Group Holdings Ltd.	2,159,700	24,967,967
Sweden — 1.2%
Svenska Handelsbanken AB, A Shares	2,495,684	30,005,683
Switzerland — 10.6%
Givaudan SA, Registered Shares	18,425	37,840,184
Nestlé SA, Registered Shares	865,922	69,388,614
Novartis AG, Registered Shares	875,348	72,604,176
Roche Holding AG	123,590	31,548,576
SGS SA, Registered Shares	15,553	34,407,040
Syngenta AG, Registered Shares	72,236	28,409,353

		274,197,943
Taiwan — 3.0%
Far EasTone Telecommunications Co. Ltd.	13,568,500	31,195,279
Taiwan Semiconductor Manufacturing Co. Ltd.	8,871,000	47,918,371

		79,113,650
United Kingdom — 17.0%
AstraZeneca PLC	1,721,843	115,274,485
British American Tobacco PLC	1,546,292	98,692,032
Diageo PLC	1,329,825	38,108,427
GlaxoSmithKline PLC	1,230,829	27,488,183
Imperial Brands PLC	1,539,380	81,120,804
Lloyds Banking Group PLC	42,677,682	30,017,399
Unilever PLC	1,106,093	51,746,488

		442,447,818
United States — 44.8%
3M Co.	241,752	43,118,887
AbbVie, Inc.	494,386	32,743,185
Altria Group, Inc.	1,103,455	74,703,903
Cisco Systems, Inc.	2,206,469	67,363,498
Citizens Financial Group, Inc.	1,347,951	30,099,746

Common Stocks	Shares	Value
United States (continued)
Coca-Cola Co.	1,225,943	$53,487,893
General Electric Co.	1,173,570	36,544,970
Genuine Parts Co.	500,616	51,182,980
H&R Block, Inc.	2,325,810	55,331,020
International Paper Co.	1,194,720	54,730,123
Johnson & Johnson	628,798	78,744,373
Linear Technology Corp.	819,990	49,191,200
M&T Bank Corp.	305,364	34,982,500
Mattel, Inc.	1,922,406	64,169,912
McDonald’s Corp.	256,138	30,134,636
Microsoft Corp.	820,554	46,509,001
PepsiCo, Inc.	331,191	36,073,324
Pfizer, Inc.	1,730,040	63,821,176
Philip Morris International, Inc.	597,753	59,930,716
Reynolds American, Inc.	451,329	22,593,530
U.S. Bancorp	820,332	34,593,400
United Parcel Service, Inc., Class B	236,505	25,566,191
United Technologies Corp.	241,244	25,969,917
Verizon Communications, Inc.	1,063,154	58,909,363
Wells Fargo & Co.	703,871	33,764,692

		1,164,260,136
Total Long-Term Investments (Cost — $2,123,834,820) — 97.1%		2,524,225,950

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (a)(b)	77,239,286	77,239,286
Total Short-Term Securities (Cost — $77,239,286) — 3.0%		77,239,286
Total Investments (Cost — $2,201,074,106) — 100.1%		2,601,465,236
Liabilities in Excess of Other Assets — (0.1)%		(2,922,564)

Net Assets — 100.0%		$2,598,542,672

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	7

Schedule of Investments (concluded)

Notes to Schedule of Investments

(a)	During the year ended July 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	72,786,122	4,453,164	77,239,286	$77,239,286	$211,404	$1,473

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$73,003,710	—	$ 73,003,710
Belgium	—	28,425,134	—	28,425,134
Canada	$129,588,342	—	—	129,588,342
Denmark	—	36,440,941	—	36,440,941
Finland	—	44,424,041	—	44,424,041
France	—	68,472,385	—	68,472,385
Germany	—	67,974,712	—	67,974,712
Hong Kong	—	27,141,428	—	27,141,428
Japan	—	33,762,060	—	33,762,060
Singapore	—	24,967,967	—	24,967,967
Sweden	—	30,005,683	—	30,005,683
Switzerland	—	274,197,943	—	274,197,943
Taiwan	—	79,113,650	—	79,113,650
United Kingdom	—	442,447,818	—	442,447,818
United States	1,164,260,136	—	—	1,164,260,136
Short-Term Securities	77,239,286	—	—	77,239,286

Total	$1,371,087,764	$1,230,377,472	—	$2,601,465,236

Transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 1	Transfers out of Level 1[1]	Transfers into Level 2[1]	Transfers out of Level 2
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Taiwan	—	$(29,831,289)	$29,831,289	—
[1] External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

See Notes to Financial Statements.

8	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Statement of Assets and Liabilities

July 31, 2016

Assets
Investments at value — unaffiliated (cost — $2,123,834,820)	$2,524,225,950
Investments at value — affiliated (cost — $77,239,286)	77,239,286
Receivables:
Investments sold	20,630,561
Capital shares sold	9,275,748
Dividends — affiliated	32,656
Dividends — unaffiliated	4,189,966
Prepaid expenses	78,832

Total assets	2,635,672,999

Liabilities
Payables:
Investments purchased	28,693,896
Capital shares redeemed	5,937,579
Investment advisory fees	1,195,969
Officer’s and Trustees’ fees	6,644
Other accrued expenses	257,928
Other affiliates	145,628
Service and distribution fees	500,646
Transfer agent fees	392,037

Total liabilities	37,130,327

Net Assets	$2,598,542,672

Net Assets Consist of
Paid-in capital	$2,196,093,808
Undistributed net investment income	2,739,571
Accumulated net realized loss	(429,989)
Net unrealized appreciation (depreciation)	400,139,282

Net Assets	$2,598,542,672

Net Asset Value
Institutional — Based on net assets of $1,484,673,535 and 119,404,017 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.43

Investor A — Based on net assets of $672,554,277 and 54,270,113 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.39

Investor C — Based on net assets of $441,109,807 and 35,806,647 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.32

Class K — Based on net assets of $205,053 and 16,488 shares outstanding, unlimited number of shares authorized, $0.001 par value	$12.44

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	9

Statement of Operations

Year Ended July 31, 2016

Investment Income
Dividends — unaffiliated	$78,570,311
Dividends — affiliated	211,404
Foreign taxes withheld	(3,505,869)

Total income	75,275,846

Expenses
Investment advisory	12,975,523
Service and distribution — class specific	5,610,383
Transfer agent — class specific	1,653,663
Administration	885,868
Administration — class specific	456,202
Accounting services	509,358
Professional	209,241
Custodian	143,226
Registration	134,345
Printing	57,759
Officer and Trustees	51,560
Offering	10,092
Miscellaneous	61,958

Total expenses	22,759,178
Less fees waived by the Manager	(58,251)

Total expenses after fees waived	22,700,927

Net investment income	52,574,919

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	2,657,916
Capital gain distributions received from affiliated investment companies	1,473
Foreign currency transactions	(1,002,149)

1,657,240

Net change in unrealized appreciation (depreciation) on:
Investments	94,117,671
Foreign currency translations	(174,851)

93,942,820

Net realized and unrealized gain	95,600,060

Net Increase in Net Assets Resulting from Operations	$148,174,979

See Notes to Financial Statements.

10	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Statements of Changes in Net Assets

	Year Ended July 31,
Increase (Decrease) in Net Assets:	2016	2015

Operations
Net investment income	$52,574,919	$53,332,762
Net realized gain	1,657,240	57,340,133
Net change in unrealized appreciation (depreciation)	93,942,820	(43,036,239)

Net increase in net assets resulting from operations	148,174,979	67,636,656

Distributions to Shareholders[1]
From net investment income:
Institutional	(31,056,726)	(32,074,560)
Investor A	(13,332,603)	(15,519,791)
Investor C	(5,864,690)	(6,851,224)
Class K2	(1,353)	—
From net realized gain:
Institutional	(18,903,480)	(21,345,661)
Investor A	(9,238,949)	(11,065,008)
Investor C	(6,219,814)	(7,115,559)

Decrease in net assets resulting from distributions to shareholders	(84,617,615)	(93,971,803)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	155,522,120	156,008,642

Net Assets
Total increase in net assets	219,079,484	129,673,495
Beginning of year	2,379,463,188	2,249,789,693

End of year	$2,598,542,672	$2,379,463,188

Undistributed net investment income, end of year	$2,739,571	$1,410,608

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

[2]	Class K commenced operations on June 8, 2016.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	11

Financial Highlights

	Institutional
	Year Ended July 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.12	$12.25	$11.33	$10.13	$9.79

Net investment income[1]	0.30	0.31	0.41	0.31	0.32
Net realized and unrealized gain	0.48	0.08	0.92	1.18	0.29

Net increase from investment operations	0.78	0.39	1.33	1.49	0.61

Distributions:[2]
From net investment income	(0.29)	(0.32)	(0.41)	(0.29)	(0.27)
From net realized gain	(0.18)	(0.20)	—	—	(0.00)[3]

Total distributions	(0.47)	(0.52)	(0.41)	(0.29)	(0.27)

Net asset value, end of year	$12.43	$12.12	$12.25	$11.33	$10.13

Total Return[4]
Based on net asset value	6.73%	3.38%	11.83%	14.81%	6.33%

Ratios to Average Net Assets
Total expenses	0.74%[5]	0.75%	0.75%	0.81%[6]	0.86%[6]

Total expenses after fees waived and/or reimbursed	0.74%[5]	0.74%	0.75%	0.80%	0.86%

Net investment income	2.56%[5]	2.57%	3.42%	2.83%	3.25%

Supplemental Data
Net assets, end of year (000)	$1,484,674	$1,313,697	$1,112,027	$812,277	$492,113

Portfolio turnover rate	31%	34%	14%	18%	24%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2012, the ratio would have been 0.85%. There was no financial impact to the expense ratios for the year ended December 31, 2013.

See Notes to Financial Statements.

12	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Financial Highlights (continued)

	Investor A
	Year Ended July 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.08	$12.21	$11.30	$10.10	$9.77

Net investment income[1]	0.27	0.28	0.38	0.27	0.28
Net realized and unrealized gain	0.47	0.08	0.91	1.19	0.30

Net increase from investment operations	0.74	0.36	1.29	1.46	0.58

Distributions:[2]
From net investment income	(0.25)	(0.29)	(0.38)	(0.26)	(0.25)
From net realized gain	(0.18)	(0.20)	—	—	(0.00)[3]

Total distributions	(0.43)	(0.49)	(0.38)	(0.26)	(0.25)

Net asset value, end of year	$12.39	$12.08	$12.21	$11.30	$10.10

Total Return[4]
Based on net asset value	6.47%	3.09%	11.48%	14.58%	6.00%

Ratios to Average Net Assets
Total expenses	1.02%[5]	1.02%	1.03%	1.06%[6]	1.11%[6]

Total expenses after fees waived and/or reimbursed	1.01%[5]	1.02%	1.03%	1.06%	1.11%

Net investment income	2.30%[5]	2.32%	3.14%	2.54%	2.93%

Supplemental Data
Net assets, end of year (000)	$672,554	$648,590	$712,945	$572,796	$383,912

Portfolio turnover rate	31%	34%	14%	18%	24%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2012, the ratio would have been 1.10%. There was no financial impact to the expense ratios for the year ended December 31, 2013.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	13

Financial Highlights (continued)

	Investor C
	Year Ended July 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$12.02	$12.15	$11.24	$10.06	$9.74

Net investment income[1]	0.18	0.19	0.29	0.19	0.21
Net realized and unrealized gain	0.47	0.08	0.91	1.17	0.30

Net increase from investment operations	0.65	0.27	1.20	1.36	0.51

Distributions:[2]
From net investment income	(0.17)	(0.20)	(0.29)	(0.18)	(0.19)
From net realized gain	(0.18)	(0.20)	—	—	(0.00)[3]

Total distributions	(0.35)	(0.40)	(0.29)	(0.18)	(0.19)

Net asset value, end of year	$12.32	$12.02	$12.15	$11.24	$10.06

Total Return[4]
Based on net asset value	5.63%	2.32%	10.74%	13.63%	5.32%

Ratios to Average Net Assets
Total expenses	1.77%[5]	1.77%	1.77%	1.81%[6]	1.86%[6]

Total expenses after fees waived and/or reimbursed	1.77%[5]	1.77%	1.77%	1.81%	1.86%

Net investment income	1.54%[5]	1.57%	2.40%	1.79%	2.22%

Supplemental Data
Net assets, end of year (000)	$441,110	$417,176	$424,818	$331,547	$240,822

Portfolio turnover rate	31%	34%	14%	18%	24%

[1]	Based on average shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.005) per share.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[6]

Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the year ended December 31, 2012, the ratio would have been 1.85%. There was no financial impact to the expense ratios for the year ended December 31, 2013.

See Notes to Financial Statements.

14	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Financial Highlights (concluded)

Class K
Period June 8, 2016[1] to July 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$12.13

Net investment income[2]	0.02
Net realized and unrealized gain	0.37

Net increase from investment operations	0.39

Distributions from net investment income[3]	(0.08)

Net asset value, end of period	$12.44

Total Return[4]
Based on net asset value	3.24%[5]

Ratios to Average Net Assets
Total expenses	1.15%[6,7]

Total expenses after fees waived and/or reimbursed	1.14%[6,7]

Net investment income	2.25%[6,7]

Supplemental Data
Net assets, end of period (000)	$205

Portfolio turnover rate[8]	31%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Ratios do not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%.

[7]	Annualized.

[8]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	15

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. These financial statements relate to one series of the Trust, BlackRock Global Dividend Portfolio (the “Fund”). The Fund is classified as non-diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

16	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Notes to Financial Statements (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using independent dealers or pricing services under policies approved by the Board of Trustees of the Fund (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for the Fund for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) or options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	17

Notes to Financial Statements (continued)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Fund’s investments have been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee, based on the average daily net assets that is attributable to the Fund’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees

The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

18	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Notes to Financial Statements (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended July 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$1,530,140	$4,080,243	$5,610,383

Administration

The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2016, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$252,180	$122,411	$81,605	$6	$456,202

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2016, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$52,850	$2	$66	$52,918

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2016, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations.

Institutional	Investor A	Investor C	Total
$3,391	$9,691	$6,636	$19,718

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	19

Notes to Financial Statements (continued)

For the year ended July 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Total
$765,850	$526,751	$361,062	$1,653,663

Other Fees

For the year ended July 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $83,956.

For the year ended July 31, 2016, affiliates received CDSCs as follows:

Investor A	$19,354
Investor C	$26,993

Expense Limitations, Waivers and Reimbursements

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Fund’s investments in other affiliated investment companies, if any. For the year ended July 31, 2016, the amount waived was $58,251.

Officer and Trustees Fees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in officer and trustees in the Statement of Operations.

5. Purchases and Sales:

For the year ended July 31, 2016, purchases and sales of investments, excluding short-term securities, were $801,300,730 and $683,548,990, respectively.

6. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to foreign currency transactions and non-deductible expenses were reclassified to the following accounts:

Paid-in capital	$(10,092)
Undistributed net investment income	$(990,584)
Accumulated net realized loss	$1,000,676

The tax character of distributions paid was as follows:

	7/31/16	7/31/15
Ordinary income	$50,255,415	$54,839,385
Long-term capital gains	34,362,200	39,132,418

Total	$84,617,615	$93,971,803

20	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Notes to Financial Statements (continued)

As of period end, the tax components of accumulated net earnings were as follows:

Undistributed ordinary income	$3,394,006
Net unrealized gains[1]	399,054,858

Total	$402,448,864

[1]

The difference between book-basis and tax-basis net unrealized gains was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts.

As of July 31, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,202,195,564

Gross unrealized appreciation	$454,484,796
Gross unrealized depreciation	(55,215,124)

Net unrealized appreciation	$399,269,672

7. Bank Borrowings:

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2016, the Fund did not borrow under the credit agreement.

8. Principal Risks:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers of securities owned by the Fund. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.

The United Kingdom has voted to withdraw from the European Union on June 23, 2016, which may introduce significant new uncertainties and instability in the financial markets across Europe.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	21

Notes to Financial Statements (concluded)

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2016		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	48,379,586	$568,844,134	61,251,228	$742,195,154
Shares issued in reinvestment of distributions	3,259,395	38,066,036	3,338,631	39,377,639
Shares redeemed	(40,606,315)	(472,356,820)	(46,980,536)	(565,310,342)

Net increase	11,032,666	$134,553,350	17,609,323	$216,262,451

Investor A
Shares sold	15,243,983	$178,017,690	14,335,722	$172,811,847
Shares issued in reinvestment of distributions	1,835,520	21,362,474	2,134,886	25,135,438
Shares redeemed	(16,479,731)	(191,666,503)	(21,173,793)	(255,068,029)

Net increase (decrease)	599,772	$7,713,661	(4,703,185)	$(57,120,744)

Investor C
Shares sold	7,499,121	$87,146,759	5,689,353	$68,235,999
Shares issued in reinvestment of distributions	944,601	10,898,426	1,072,993	12,561,550
Shares redeemed	(7,350,525)	(84,990,076)	(7,021,632)	(83,930,614)

Net increase (decrease)	1,093,197	$13,055,109	(259,286)	$(3,133,065)

	Period June 8, 2016[1] to July 31, 2016		Year Ended July 31, 2015
	Shares	Amount	Shares	Amount
Class K
Shares sold	16,488	$200,000	—	—

Net increase	16,488	$200,000	—	—

Total Net Increase	12,742,123	$155,522,120	12,646,852	$156,008,642

[1]	Commencement of operations.

At July 31, 2016, 16,488 Class K Shares of the Fund were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and the Shareholders of BlackRock Global Dividend Portfolio:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock Global Dividend Portfolio (the “Fund”), a series of BlackRock Funds II, as of July 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Global Dividend Portfolio of BlackRock Funds II as of July 31, 2016, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

September 26, 2016

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Fund:

	Payable Date	10/15/2015	12/11/2015	04/14/2016	07/22/2016
Qualified Dividend Income for Individuals[1,2]		100.00%	100.00%	100.00%	100.00%
Dividends Qualifying for the Dividend Received Deduction for Corporations[1]		81.14%	86.98%	50.14%	50.14%
Foreign Source Income[2]		12.17%	—	97.62%	97.62%
Foreign Taxes Paid Per Share[3]		0.003182	—	0.007897	0.007776

[1]	The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.

[2]	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

[3]

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed 20% long-term capital gains of $0.182341 per share, to shareholders of record on December 10, 2015.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	23

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 12, 2016 (the “April Meeting”) and May 10-11, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Global Dividend Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”).One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Broadridge1;

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

24	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

(b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Fund to BlackRock; and (g) sales and redemption data regarding the Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, each for a one-year term ending June 30, 2017. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	25

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of the Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the first, second and first quartiles, respectively, against its Broadridge Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund: The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Fund, to the Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

26	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2017, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	27

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2,3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company
Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000.	28 RICs consisting of 98 Portfolios	Allergan, plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Besito (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical; UPS Corporation (delivery service)
John F. O’Brien 1943	Trustee	Since 2007	Trustee, Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None

28	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[2,3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	29

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares® businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Adminis- trative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
Henry R. Keizer 1956	Trustee	Since 2016	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) in 2004 to 2005 and 2010 to 2012; Director, KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms) from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	28 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	Since 2015 (Trustee); Since 2010 (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 316 Portfolios	None

[1]    The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]    Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for Messrs. Walsh and Weiss until January 31, 2017, which the Board believes to be in the best interests of shareholders of the Trust. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

[3]    Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

[4]    Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex. Mr. Gabbay may be deemed an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates. Mr. Keizer may be deemed an “interested person” of the Trust based on his former directorship at another company which is not an affiliate of BlackRock, Inc. It is anticipated that Mr. Keizer will become an Independent Trustee effective January 31, 2017. Messrs. Gabbay and Keizer do not currently serve as an officer or employee of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. or The PNC Financial Services Group, Inc. Each of Messrs. Gabbay and Keizer is a non-management Interested Trustee.

30	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served as an Officer	Principal Occupation(s) During Past 5 Years
Officers Who Are Not Trustees[2]
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal J. Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay M. Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Effective May 6, 2016, Valerie G. Brown resigned as a Trustee of the Trust.

Effective May 10, 2016, Kenneth A. Froot resigned as a Trustee of the Trust.

On June 2, 2016, the Board appointed Henry R. Keizer as a Trustee of the Trust, effective July 28, 2016.

Investment Adviser and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Sub-Adviser BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022

Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Legal Counsel Willkie Farr & Gallagher LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	31

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washing-ton, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

32	BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK GLOBAL DIVIDEND PORTFOLIO	JULY 31, 2016	33

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GDP-7/16-AR

JULY 31, 2016

ANNUAL REPORT	BLACKROCK®

BlackRock Funds II

▶   BlackRock Dynamic High Income Portfolio

▶   BlackRock Multi-Asset Income Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select "Access Your Account"

3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions

2	BLACKROCK FUNDS II	JULY 31, 2016

The Markets in Review

Dear Shareholder,

Uneven economic outlooks and the divergence of monetary policies across regions have been the overarching themes driving financial markets over the past couple of years. In the latter half of 2015, as U.S. growth outpaced other developed markets, investors were focused largely on the timing of the Federal Reserve’s (the “Fed”) decision to end its near-zero interest rate policy. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Also during this time period, oil prices collapsed due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets as the country showed signs of slowing economic growth and took measures to devalue its currency. Declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Global market volatility increased and risk assets (such as equities and high yield bonds) suffered in this environment.

The elevated market volatility spilled over into 2016, but as the first quarter wore on, fears of a global recession began to fade, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength brought relief to U.S. exporters and emerging market economies. Oil prices rebounded as the world’s largest producers agreed to reduce supply.

Volatility spiked again in late June when the United Kingdom shocked investors with its vote to leave the European Union. Uncertainty around how the British exit might affect the global economy and political landscape drove investors to high-quality assets, pushing already low global yields to even lower levels. But markets recovered swiftly in July as economic data suggested that the negative impact had thus far been contained to the United Kingdom and investors returned to risk assets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of July 31, 2016
	6-month	12-month
U.S large cap equities (S&P 500® Index)	13.29%	5.61%
U.S. small cap equities (Russell 2000® Index)	18.76	0.00
International equities (MSCI Europe, Australasia, Far East Index)	8.25	(7.53)
Emerging market equities (MSCI Emerging Markets Index)	19.52	(0.75)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.17	0.22
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	5.01	8.53
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	4.54	5.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.27	7.06
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	13.84	5.01

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of July 31, 2016	BlackRock Dynamic High Income Portfolio

Investment Objective

BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	For the 12-month period ended July 31, 2016, the Fund underperformed its blended risk benchmark of 70% MSCI World Index/30% Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund’s performance is reviewed on an absolute basis due to the outcome-oriented nature of its strategy. The Fund has flexibility to invest across all asset classes and is managed within a risk controlled framework, seeking to maintain competitive yield with a risk profile below that of the 70/30 risk benchmark.

•

For the 12-month period, the Fund’s overall equity allocation was the primary detractor from performance. In particular, exposure to international developed equities hurt returns, as foreign markets generally did not rebound from earlier losses to the same degree as their domestic counterparts. Despite the rally in energy prices in the latter half of the period, master limited partnerships (“MLPs”) also detracted from returns driven by the tremendous sell-off experienced in late 2015 into the beginning of 2016.

•

On the positive side, interest rate-sensitive real estate investment trusts (“REITs”) and preferred stocks were large contributors to return over the period on the back of falling long-term interest rates. Emerging market bonds aided returns as well, helped in part by a weakening dollar and expectations that the Fed would delay in raising interest rates. High yield debt also contributed to returns, rallying during the latter half of the period propelled by a rebounding energy sector. Non-traditional markets provided positive returns, led by floating rate loans and structured credit, in particular commercial mortgage backed securities (“CMBS”) and non-agency residential mortgage-backed securities (“MBS”). Finally, U.S. equity-linked notes (in effect, covered call writing on equity positions) boosted performance for the period.

•	The Fund sourced income from a variety of asset classes, regions and sectors. The main contributors to overall portfolio yield were the Fund’s allocations to equity-linked notes, structured credit, floating rate loans and preferred stocks.

•

The Fund uses derivatives as part of its investment strategy. During the period, derivative positions in equity futures detracted from performance. Conversely, U.S. Treasury and Australian bond futures used to manage the amount of interest rate risk in the portfolio modestly contributed to performance. The Fund actively managed its currency exposure during the period, including reducing exposure to the euro and the British pound, which modestly aided performance. Finally, exposure to equity-linked notes contributed to both income and overall returns for the period. The Fund held other modest derivative positions over the period that did not have a material impact on performance.

Describe recent portfolio activity.

•

Over the course of the year, the Fund reduced overall equity risk in favor of certain areas of the fixed income credit market. The primary method of lowering risk was via a large reduction in U.S. and European equity future contracts. At the same time, the Fund increased an allocation to equity covered calls given a view that price appreciation opportunities within equities were somewhat limited and bouts of volatility may persist. The Fund increased allocations to global REITs, structured credit and European high yield, while reducing exposure to fixed income closed end funds, investment grade debt, Asian credit, MLPs, and preferred stock. The Fund also increased its pound and euro exposures toward the end of the period to reduce currency risk ahead of the U.K. referendum on leaving the European Union.

Describe portfolio positioning at period end.

•

The Fund was allocated across a number of diverse asset classes at period end, including equity-linked notes, preferred securities, floating rate bank loans/collateralized loan obligations, structured credit including non-agency MBS and CMBS, global REITs, Asian credit, high yield bonds, MLPs and fixed income closed-end funds. The Fund also held euro and pound strategies and derivate exposures to gain access to developed equity markets, government bond futures and credit markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK FUNDS II	JULY 31, 2016

BlackRock Dynamic High Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”).

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Barclays U.S. Aggregate Bond Index (30%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016

				Average Annual Total Returns[7]
				1 Year		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	6.46%	5.79%	10.18%	0.51%	N/A	2.39%	N/A
Investor A	5.87	5.23	10.04	0.26	(5.01)%	2.13	(0.98)%
Investor C	5.46	4.76	9.65	(0.50)	(1.44)	1.33	1.33
Class K	6.50	5.92	10.21	0.56	N/A	2.44	N/A
70% MSCI World Index/30% Barclays U.S. Aggregate Bond Index	—	—	9.49	1.67	N/A	3.42	N/A
MSCI World Index	—	—	11.58	(0.46)	N/A	2.80	N/A
Barclays U.S. Aggregate Bond Index	—	—	4.54	5.94	N/A	4.24	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on November 3, 2014.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	JULY 31, 2016	5

Fund Summary as of July 31, 2016	BlackRock Multi-Asset Income Portfolio

Investment Objective

BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

•	During the 12-month period ended July 31, 2016, the Fund underperformed its benchmark, a blend of 50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

•

The following discussion relates to the Fund’s absolute performance based on the nature of its strategy. The Fund employs an unconstrained strategy (i.e., one with flexibility to invest across all asset classes) that is managed within a risk controlled framework, seeking to maintain competitive yield with a risk profile less than or equal to the 50/50 risk benchmark.

•

The Fund’s positions in international developed, dividend-paying equities and international covered calls were the largest detractors from performance. Uncertainty around negative interest rates and the United Kingdom’s vote to leave the European Union weighed on the overseas markets during the past 12 months.

•

Strategies employed to reduce U.S. equity volatility, while reducing the portfolio’s overall risk profile, detracted from performance given that domestic stocks gained ground. A small allocation to master limited partnerships (“MLPs”) also weighed on returns, as the asset class was unable to make up all of the losses from its sell-off in 2015.

•	The Fund utilized U.S. Treasury futures contracts to manage exposure to a rise in interest rates, which had a slightly negative impact on performance due to the strength in the Treasury market.

•

Positions in rate-sensitive sectors, such as investment grade corporate bonds and global real estate investment trusts (“REITs”), were the largest contributors to performance. High-yield bonds also performed very well in the second half of the period due to the rebound in oil prices. U.S. dividend equities and U.S. covered calls both meaningfully supported portfolio income and total return at a time in which domestic equities rose in value. Non-traditional credit markets provided positive returns, led by non-agency mortgages, preferred stocks, commercial mortgage backed securities (“CMBS”) and floating-rate bank loans. In addition, the rebound in commodity prices and the reversal of U.S. dollar strength helped fuel gains for the Fund’s positions in emerging-market bonds. Finally, currency strategies designed to reduce exposure to the euro and the British pound in the lead-up and aftermath of the Brexit vote proved beneficial.

•

The Fund held derivatives during the period. Futures, options and swaps were utilized to manage the portfolio’s exposures and mitigate risk during times of market distress. Additionally, equity covered calls were used to provide an alternative source of income. The positions in equity and interest-rate strategies generally detracted from returns, while currency positions contributed. All three strategies served to lower the portfolio’s overall volatility. Positions in high yield credit default index swaps and CMBS swaps also made positive contributions to performance.

Describe recent portfolio activity.

•

The Fund shifted a portion of assets out of equities and into fixed income and cash in an effort to reduce portfolio risk and take advantage of attractive risk-adjusted yield opportunities in the corporate bond space. Specifically, the Fund reduced exposure to U.S. and international dividend-paying equities and covered calls. The Fund redeployed some of these assets into bank loans and high yield bonds, which at times were relatively attractively valued due to their wider yield spreads (i.e., their increased yield advantage relative to U.S. Treasuries).

•

The Fund maintained a meaningful allocation to securitized assets, including non-agency mortgages and CMBS. The Fund reduced its weighting in preferred stocks on the belief that the asset class offered limited additional upside. The investment adviser also increased the extent of its efforts to manage risk levels more closely. Specifically, it reintroduced interest-rate strategies to reduce overall portfolio duration and closely target exposure along the yield curve. In addition, the Fund increased the magnitude of its positions on currencies and European equities toward the end of the period to position the portfolio more conservatively ahead of the U.K. referendum.

•

The Fund held an elevated cash position due to less attractive risk-adjusted return opportunities across the equity universe and the investment adviser’s desire to manage downside risk. The cash allocation did not materially impact performance.

Describe portfolio positioning at period end.

•

The Fund was comprised of diverse allocations to a number of income-producing asset classes, including global equities, high-yield bonds, mortgage-backed securities, bank loans, investment grade corporates, cash, preferred stocks, global REITs, emerging-market debt, MLPs, and strategies designed to manage risk. These strategies refer to the use of options and/or futures to reduce overall risk within the portfolio.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	BLACKROCK FUNDS II	JULY 31, 2016

BlackRock Multi-Asset Income Portfolio

Total Return Based on a $10,000 Investment

[1]

Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.

[2]

The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed income securities. The Fund may also gain exposure to such equity securities and fixed income securities by investing in BlackRock equity and/or fixed income mutual funds and affiliated and unaffiliated exchange traded funds (“ETFs”). The Fund’s total returns prior to November 28, 2011 are the returns of the Fund when it followed different investment strategies under the name BlackRock Income Portfolio.

[3]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Barclays U.S. Aggregate Bond Index (50%).

[4]

A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

[5]

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

[6]	Commencement of operations.

Performance Summary for the Period Ended July 31, 2016

				Average Annual Total Returns[2,7]
				1 Year		5 Years		Since Inception[8]
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	4.75%	4.59%	7.54%	2.49%	N/A	6.34%	N/A	5.69%	N/A
Investor A	4.26	4.13	7.41	2.24	(3.13)%	6.06	4.92%	5.43	4.75%
Investor C	3.76	3.60	7.02	1.38	0.41	5.26	5.26	4.64	4.64
50% MSCI World Index/50% Barclays U.S. Aggregate Bond Index	—	—	8.08	2.99	N/A	5.96	N/A	4.62	N/A
MSCI World Index	—	—	11.58	(0.46)	N/A	7.91	N/A	3.89	N/A
Barclays U.S. Aggregate Bond Index	—	—	4.54	5.94	N/A	3.57	N/A	4.54	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 9 for a detailed description of share classes, including any related sales charges and fees.

[8]	The Fund commenced operations on April 7, 2008.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

BLACKROCK FUNDS II	JULY 31, 2016	7

Portfolio Information as of July 31, 2016

BlackRock Dynamic High Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
iShares iBoxx $ High Yield Corporate Bond ETF	3.2%
BlackRock Floating Rate Income Portfolio, Class K	2.6
Credit Suisse AG (Alphabet, Inc., Class C)	1.5
Deutsche Bank AG (SPDR S&P Oil & Gas Exploration & Production ETF)	1.4
JPMorgan Chase Commercial Mortgage Securities Trust	1.3
Commercial Mortgage Trust	1.2
Voya CLO Ltd.	1.1
Bank of America Corp.	1.1
Citigroup, Inc.	1.0
Invesco Senior Income Trust	0.9

Portfolio Composition	Percent of Total Investments[1]
Equity-Linked Notes	30%
Common Stocks	13
Asset-Backed Securities	13
Preferred Securities	13
Non-Agency Mortgage-Backed Securities	12
Investment Companies	8
Corporate Bonds	8
Foreign Government Obligations	2
Foreign Agency Obligations	1

BlackRock Multi-Asset Income Portfolio

Ten Largest Holdings	Percent of Total Investments[1]
iShares iBoxx $ High Yield Corporate Bond ETF	2.1%
Alternative Loan Trust	2.0
SPDR Barclays High Yield Bond ETF	1.4
Bear Stearns Asset Backed Securities I Trust	0.8
Commercial Mortgage Trust	0.7
LSTAR Securities Investment Trust	0.7
Bank of America Corp.	0.5
Goldman Sachs Group, Inc.	0.4
Citigroup, Inc.	0.4
JPMorgan Chase & Co.	0.4

[1]	Total investments exclude short-term securities.

Portfolio Composition	Percent of Total Investments[1]
Corporate Bonds	24%
Common Stocks	19
Equity-Linked Notes	14
Non-Agency Mortgage-Backed Securities	11
Asset-Backed Securities	10
Floating Rate Loan Interests	7
Preferred Securities	7
Investment Companies	4
Foreign Government Obligations	2
Foreign Agency Obligations	1
U.S. Government Sponsored Agency Securities	1

8	BLACKROCK FUNDS II	JULY 31, 2016

About Fund Performance

•

Institutional and Class K Shares (Class K Shares available only in BlackRock Dynamic High Income Portfolio) are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Prior to March 28, 2016 (commencement of operations) Class K Shares performance results are those of Institutional Shares, restated to reflect Class K Shares fees.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end.

Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value on the ex-dividend/payable dates. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	9

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples below (which are based on a hypothetical investment of $1,000 invested on February 1, 2016 and held through July 31, 2016, except with respect to Class K Shares which are based on a hypothetical investment of $1,000 invested on March 28, 2016 (commencement of operations) and held through July 31, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[1]
	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Beginning Account Value February 1, 2016	Ending Account Value July 31, 2016	Expenses Paid During the Period[2]	Annualized Expense Ratio

BlackRock Dynamic High Income Portfolio

Institutional	$1,000.00	$1,101.80	$5.49	$1,000.00	$1,019.64	$5.27	1.05%
Investor A	$1,000.00	$1,100.40	$6.79	$1,000.00	$1,018.40	$6.52	1.30%
Investor C	$1,000.00	$1,096.50	$10.69	$1,000.00	$1,014.67	$10.27	2.05%
Class K	$1,000.00	$1,074.70	$3.55	$1,000.00	$1,040.00	$3.49	1.00%
BlackRock Multi-Asset Income Portfolio

Institutional	$1,000.00	$1,075.40	$2.84	$1,000.00	$1,022.13	$2.77	0.55%
Investor A	$1,000.00	$1,074.10	$4.13	$1,000.00	$1,020.89	$4.02	0.80%
Investor C	$1,000.00	$1,070.20	$7.98	$1,000.00	$1,017.16	$7.77	1.55%

[1]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

[2]	Expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

For Class K, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 125/366 (to reflect the period from March 28, 2016, the commencement of operations, to July 31, 2016).

See “Disclosure of Expenses” above for further information on how expenses were calculated.

10	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments July 31, 2016	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.75%, 7/25/36 (a)	USD	234	$144,007
ALM VI Ltd., Series 2012-6A, Class CR, 4.43%, 7/15/26 (a)(b)		1,000	949,500
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class C, 4.16%, 4/24/24 (a)(b)		750	728,870
Series 2013-7R2A, Class D, 5.71%, 4/24/24 (a)(b)		500	467,871
ALM XIX LLC, Series 2016-19A, Class D, 7.98%, 7/15/28 (a)(b)		750	713,482
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.33%, 1/15/22 (a)(b)		500	487,990
AMMC CLO Ltd.:
Series 2014-15A, Class D, 4.86%, 12/09/26 (a)(b)		1,000	940,000
Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		700	672,000
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 4.31%, 1/26/26 (a)(b)		1,050	983,049
Apidos CLO XVI, Series 2013-16A, Class C, 3.94%, 1/19/25 (a)(b)		250	235,402
Apidos CLO XX, Series 2015-20A, Class C, 4.38%, 1/16/27 (a)(b)		500	476,691
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.91%, 12/05/25 (a)(b)		500	446,218
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 7.94%, 7/18/28 (a)(b)		1,000	927,500
Atlas Senior Loan Fund Ltd., Series 2012-1A, Class B1L, 5.13%, 8/15/24 (a)(b)		500	507,160
Atrium X, Series 10A, Class D, 4.18%, 7/16/25 (a)(b)		750	718,047
Atrium XI, Series 11A, Class D, 4.61%, 10/23/25 (a)(b)		1,000	955,048
Babson CLO Ltd., Series 2014-IIA, Class D, 4.28%, 10/17/26 (a)(b)		500	448,497
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 0.63%, 11/25/36 (a)		189	166,050
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 2.21%, 4/25/34 (a)		158	146,307
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class D1, 5.83%, 7/27/26 (a)(b)		640	571,200
Series 2015-4A, Class SBB1, 9.20%, 10/20/27 (a)(b)		596	576,931
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(b)		750	718,350
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 0.73%, 8/25/36 (a)		300	176,468
Series 2006-NC5, Class A3, 0.64%, 1/25/37 (a)		240	140,550

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.54%, 5/20/26 (a)(b)	USD	500	$431,637
CIFC Funding Ltd., Series 2014-4A, Class D, 4.08%, 10/17/26 (a)(b)		1,000	923,407
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		649	684,402
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.63%, 10/15/36 (a)		334	292,069
Dryden 33 Senior Loan Fund, Series 2014-33A, Class D, 4.33%, 7/15/26 (a)(b)		750	716,295
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.14%, 10/29/26 (a)(b)		750	707,487
Highbridge Loan Management Ltd.:
Series 6A-2015, Class D, 4.28%, 5/05/27 (a)(b)		500	461,775
Series 6A-2015, Class E1, 6.08%, 5/05/27 (a)(b)		500	431,342
Invitation Homes Trust:
Series 2014-SFR3, Class E, 4.98%, 12/17/31 (a)(b)		700	710,823
Series 2015-SFR3, Class E, 4.23%, 8/17/32 (a)(b)		500	499,998
Long Beach Mortgage Loan Trust:
Series 2006-3, Class 2A3, 0.67%, 5/25/46 (a)		340	123,875
Series 2006-3, Class 2A4, 0.76%, 5/25/46 (a)		310	115,329
Series 2006-4, Class 1A, 0.64%, 5/25/36 (a)		658	358,906
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A4, 0.77%, 5/25/37 (a)		650	390,370
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.96%, 7/25/23 (a)(b)		250	246,583
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class C, 4.38%, 11/14/25 (a)(b)		250	234,186
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		440	439,067
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 8.53%, 4/15/27 (a)(b)		750	753,255
OZLM VII Ltd., Series 2014-7A, Class D, 5.68%, 7/17/26 (a)(b)		500	424,058
OZLM XI Ltd., Series 2015-11A, Class C2, 4.39%, 1/30/27 (a)(b)		500	468,385
OZLM XII Ltd., Series 2015-12A, Class C, 4.34%, 4/30/27 (a)(b)		500	460,546
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.60%, 10/17/31 (a)(b)		500	500,753

Portfolio Abbreviations
ADR	American Depositary Receipts	FTSE	Financial Times Stock Exchange	PJSC	Public Joint Stock Company
AKA	Also Known As	GBP	British Pound	REIT	Real Estate Investment Trust
ARS	Argentine Peso	GDR	Global Depositary Receipts	REMIC	Real Estate Mortgage Investment Conduit
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLO	Collateralized Loan Obligation	MLP	Master Limited Partnership	S&P	Standard & Poor’s
CNH	Chinese Yuan Offshore	MXN	Mexican Peso	SCA	Svenska Cellulosa Aktiebolaget
CNY	Chinese Yuan	NVDR	Non-Voting Depository Receipts	SGD	Singapore Dollar
ETF	Exchange-Traded Fund	OTC	Over-the-counter	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	PIK	Payment-in-kind	USD	U.S. Dollar
FKA	Formerly Known As

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)	USD	500	$513,164
RASC Trust, Series 2002-KS4, Class AIIA, 0.98%, 7/25/32 (a)		598	530,686
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.18%, 7/17/26 (a)(b)		750	703,077
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.53%, 7/15/25 (a)(b)		500	488,578
Sound Point CLO VII Ltd., Series 2014-3A, Class D, 4.31%, 1/23/27 (a)(b)		500	463,836
Thacher Park CLO Ltd., Series 2014-1A, Class D1, 4.23%, 10/20/26 (a)(b)		1,250	1,160,627
Voya CLO Ltd.:
Series 2012-2A, Class ER, 6.68%, 10/15/22 (a)(b)		500	468,295
Series 2012-4A, Class C, 5.18%, 10/15/23 (a)(b)		250	251,626
Series 2014-4A, Class C, 4.67%, 10/14/26 (a)(b)		250	238,695
Series 2015-1A, Class D, 6.28%, 4/18/27 (a)(b)		1,000	812,300
Series 2015-2A, Class D, 4.11%, 7/23/27 (a)(b)		1,000	881,619
Westcott Park CLO Ltd., Series 2016-1A, Class E, 7.86%, 7/20/28 (a)(b)		500	475,000
Total Asset-Backed Securities — 13.3%			30,659,239

Common Stocks		Shares
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Partners LP — MLP		3,470	88,207
Boardwalk Pipeline Partners LP — MLP		4,600	76,866
Columbia Pipeline Partners LP — MLP		13,260	198,502
Delek Logistics Partners LP — MLP		6,730	174,442
Dominion Midstream Partners LP — MLP		11,300	297,529
Energy Transfer Equity LP — MLP		5,240	86,932
Energy Transfer Partners LP — MLP		10,800	426,600
Enterprise Products Partners LP — MLP		32,220	917,303
EQT Midstream Partners LP — MLP		4,530	361,539
Genesis Energy LP — MLP		8,220	299,044
Magellan Midstream Partners LP — MLP		9,720	708,199
MPLX LP — MLP		16,596	538,540
ONEOK Partners LP — MLP		8,200	329,886
ONEOK, Inc.		1,630	73,008
Phillips 66 Partners LP — MLP		2,020	108,070
Plains All American Pipeline LP — MLP		13,860	386,140
Rose Rock Midstream LP — MLP		1,820	42,788
Shell Midstream Partners LP — MLP		16,560	538,366
Sunoco Logistics Partners LP — MLP		12,080	348,870
Sunoco LP — MLP		1,870	57,970
Targa Resources Corp.		3,309	123,293
Tesoro Logistics LP — MLP		4,321	210,735
Valero Energy Partners LP — MLP		2,970	126,552
Western Gas Partners LP — MLP		3,930	200,233
Williams Cos., Inc.		750	17,977
Williams Partners LP — MLP		10,930	408,126

			7,145,717
Real Estate Investment Trusts (REITs) — 9.0%
Assura PLC		1,083,273	843,709
British Land Co. PLC		123,186	1,093,262

Common Stocks		Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Charter Hall Retail REIT		175,298	$640,276
CyrusOne, Inc.		28,582	1,566,865
Empiric Student Property PLC		269,965	410,879
EPR Properties		16,986	1,427,164
First Industrial Realty Trust, Inc.		20,751	611,532
Gramercy Property Trust		59,627	595,674
Ingenia Communities Group		174,540	382,204
Japan Rental Housing Investments, Inc.		816	700,481
Japan Senior Living Investment Corp.		197	296,678
Kenedix Retail REIT Corp.		96	262,390
LaSalle Logiport REIT (c)		1,508	1,576,945
MGM Growth Properties LLC, Class A		9,357	253,668
National Storage REIT		458,026	568,711
Ovation Acquisition I LLC (Acquired 12/28/15, cost $163) (c)(d)		163	163
Parkway Life Real Estate Investment Trust		149,800	285,409
Ramco-Gershenson Properties Trust		22,113	438,722
Retail Properties of America, Inc., Class A		66,886	1,179,200
Secure Income REIT PLC		153,765	549,452
Simon Property Group, Inc.		6,804	1,544,780
SPH REIT		308,000	221,970
STAG Industrial, Inc.		51,042	1,295,446
Target Healthcare REIT Ltd.		216,640	321,835
Terreno Realty Corp.		10,096	281,174
UDR, Inc.		36,451	1,357,071
Vastned Retail NV		15,018	630,280
Vicinity Centres		257,812	679,371
Wereldhave NV		13,970	676,366

			20,691,677
Real Estate Management & Development — 1.5%
Croesus Retail Trust		1,022,390	651,176
Entra ASA		67,995	722,342
First Capital Realty, Inc.		29,227	519,109
Kennedy Wilson Europe Real Estate PLC		51,446	676,825
Picton Property Income Ltd.		300,345	272,830
Sponda Oyj		133,384	611,787

			3,454,069
Total Common Stocks — 13.6%			31,291,463

Corporate Bonds		Par (000)
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., 5.75%, 6/15/21	EUR	100	109,977
Auto Components — 0.1%
Faurecia, 3.63%, 6/15/23		100	115,714
Schaeffler Holding Finance BV, 5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (e)		60	72,447

			188,161
Automobiles — 0.1%
Fiat Chrysler Finance Europe:
4.75%, 3/22/21		100	122,377
4.75%, 7/15/22		100	122,299

			244,676
Banks — 1.2%
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)		100	107,035

See Notes to Financial Statements.

12	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18	USD	200	$201,000
Bankia SA, 4.00%, 5/22/24 (a)	EUR	100	109,811
Barclays Bank PLC, 7.63%, 11/21/22	USD	300	335,340
Deutsche Bank AG:
4.50%, 5/19/26	EUR	100	108,011
4.30%, 5/24/28 (a)	USD	825	725,819
HSH Nordbank AG, 0.58%, 2/14/17 (a)	EUR	50	53,161
Popular, Inc., 7.00%, 7/01/19	USD	220	223,850
Santander UK PLC, 5.00%, 11/07/23 (b)		400	417,000
SunTrust Banks, Inc., 5.63% (a)(f)		375	390,000
UniCredit SpA, 5.75%, 10/28/25 (a)	EUR	100	116,800

			2,787,827
Capital Markets — 0.1%
Credit Suisse AG, 6.50%, 8/08/23 (b)	USD	200	218,000
Chemicals — 0.2%
Huntsman International LLC, 5.13%, 4/15/21	EUR	100	117,616
Ineos Finance PLC, 4.00%, 5/01/23		100	113,478
Monitchem HoldCo 3 SA, 5.25%, 6/15/21		100	112,360
PSPC Escrow Corp., 6.00%, 2/01/23		100	97,263
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22		100	116,317

			557,034
Commercial Services & Supplies — 0.1%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18		100	113,710
Bilbao Luxembourg SA, 11.06% (10.50% Cash or 11.25% PIK), 12/01/18 (e)		101	111,105

			224,815
Construction & Engineering — 0.0%
OHL Investments SA, 4.00%, 4/25/18 (g)		100	104,589
Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 1/15/22		100	115,350
6.75%, 5/15/24		100	117,111
Crown European Holdings SA, 3.38%, 5/15/25		100	114,640
Progroup AG, 5.13%, 5/01/22		100	119,235
Verallia Packaging SASU, 5.13%, 8/01/22		100	118,676

			585,012
Distributors — 0.1%
LKQ Italia Bondco SpA, 3.88%, 4/01/24		100	117,950
Diversified Financial Services — 0.5%
Altice Financing SA, 5.25%, 2/15/23		100	114,596
Cognita Financing PLC, 7.75%, 8/15/21	GBP	100	135,265
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	112,628
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	131,022
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (e)	EUR	100	113,478
RH International Finance Ltd., 3.88%, 7/20/21	USD	200	200,269
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	100	113,802
United Group BV, 7.88%, 11/15/20		100	117,407
Virgin Media Secured Finance PLC, 4.88%, 1/15/27	GBP	100	131,353

			1,169,820
Diversified Telecommunication Services — 0.3%
OTE PLC, 3.50%, 7/09/20	EUR	100	112,198
Telecom Italia Finance SA, 7.75%, 1/24/33		100	152,333
Telecom Italia SpA, 3.63%, 1/19/24		100	121,670

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Telenet Finance VI Luxembourg SCA, 4.88%, 7/15/27	EUR	100	$116,273
UPC Holding BV, 6.75%, 3/15/23		119	143,852

			646,326
Electric Utilities — 0.8%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21		100	114,791
Emera, Inc., 6.75%, 6/15/76 (a)	USD	1,500	1,621,500
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	100	116,845

			1,853,136
Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 5.50%, 4/15/23		100	117,391
Energy Equipment & Services — 0.1%
Trionista TopCo GmbH, 6.88%, 4/30/21		100	117,670
Food & Staples Retailing — 0.1%
Casino Guichard Perrachon SA:
3.31%, 1/25/23		100	124,807
3.25%, 3/07/24		100	123,587

			248,394
Food Products — 0.2%
Darling Global Finance BV, 4.75%, 5/30/22		100	115,276
R&R Pik PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (e)		127	142,095
Tereos Finance Groupe I SA, 4.13%, 6/16/23		100	112,779

			370,150
Health Care Providers & Services — 0.1%
IDH Finance PLC, 6.25%, 8/15/22	GBP	100	131,922
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23	EUR	100	115,937

			247,859
Hotels, Restaurants & Leisure — 0.2%
Cirsa Funding Luxembourg SA, 5.88%, 5/15/23		100	115,518
Codere Finance 2 Luxembourg SA, 5.50% (5.50% Cash or 3.50% PIK), 6/30/21 (b)(e)	USD	4	4,110
International Game Technology PLC, 4.75%, 2/15/23	EUR	100	120,465
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	100	129,073
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	100	116,315

			485,481
Insurance — 0.1%
Generali Finance BV, 4.60%, 11/30/49 (a)		100	107,213
Genworth Holdings, Inc., 4.80%, 2/15/24	USD	300	224,250

			331,463
Marine — 0.0%
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	100	109,564
Media — 0.3%
SFR Group SA:
5.38%, 5/15/22		100	115,155
5.63%, 5/15/24		100	113,813
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.63%, 4/15/23		80	95,795
3.50%, 1/15/27		200	221,924
Virgin Media Secured Finance PLC, 6.25%, 3/28/29	GBP	100	138,301

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	13

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Ziggo Secured Finance BV, 3.75%, 1/15/25	EUR	100	$111,918

			796,906
Metals & Mining — 0.2%
Anglo American Capital PLC, 3.50%, 3/28/22		100	111,208
Glencore Finance Europe SA, 3.38%, 9/30/20		100	119,334
Vedanta Resources PLC, 6.00%, 1/31/19	USD	300	274,500

			505,042
Multiline Retail — 0.0%
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	86,366
Oil, Gas & Consumable Fuels — 1.0%
Anadarko Petroleum Corp., 0.00%, 10/10/36 (h)	USD	1,554	588,596
Enterprise Products Operating LLC, 4.90%, 5/15/46		350	371,232
Greenko Dutch BV, 8.00%, 8/01/19		200	215,607
Petron Corp., 7.50% (a)(f)		200	212,994
PTTEP Canada International Finance Ltd., 5.69%, 4/05/21		200	230,018
Reliance Holding USA, Inc., 5.40%, 2/14/22		500	564,353

			2,182,800
Real Estate Management & Development — 0.9%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (e)	GBP	96	145,581
China Aoyuan Property Group Ltd., 10.88%, 5/26/18	USD	200	219,014
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		200	219,099
Fantasia Holdings Group Co. Ltd., 10.63%, 1/23/19		200	214,516
Greenland Hong Kong Holdings Ltd., 3.88%, 7/28/19		200	199,255
KWG Property Holding Ltd., 8.98%, 1/14/19		300	319,501
Unique Pub Finance Co. PLC, 5.66%, 6/30/27	GBP	85	112,561
Vingroup JSC, 11.63%, 5/07/18	USD	300	321,000
Yuzhou Properties Co. Ltd.:
8.75%, 10/04/18		200	210,218
9.00%, 12/08/19		200	221,518

			2,182,263
Road & Rail — 0.1%
Silk Bidco A/S, 7.50%, 2/01/22	EUR	100	117,670
Semiconductors & Semiconductor Equipment — 0.2%
Global A&T Electronics Ltd., 10.00%, 2/01/19	USD	600	447,000
Software — 0.0%
Rolta LLC, 10.75%, 5/16/18 (c)(i)		237	42,660
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		200	214,028
BiSoho SAS, 5.88%, 5/01/23	EUR	100	116,832

			330,860
Trading Companies & Distributors — 0.1%
Rexel SA, 3.50%, 6/15/23		100	114,702
Transportation Infrastructure — 0.1%
Swissport Investments SA, 6.75%, 12/15/21		100	113,478
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19	USD	200	213,080
Total Corporate Bonds — 7.8%			17,968,122

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 0.3%
Nomura International Funding Pte. Ltd. (Textron, Inc.):
11.07%, 10/25/16	USD	8	$324,298
11.05%, 10/26/16		8	324,122

			648,420
Air Freight & Logistics — 0.7%
Credit Suisse AG (Deutsche Post AG), 16.25%, 8/19/16		28	749,761
Merrill Lynch International & Co. (FedEx Corp.), 11.11%, 9/20/16		5	834,076

			1,583,837
Airlines — 0.2%
Morgan Stanley BV (JetBlue Airways Corp.), 20.85%, 9/29/16		20	373,603
Auto Components — 0.6%
Deutsche Bank AG (Continental AG), 15.30%, 8/19/16		4	771,145
HSBC Bank PLC (Continental AG), 10.45%, 10/06/16		2	500,365

			1,271,510
Automobiles — 0.2%
Merrill Lynch International & Co. (Volkswagen AG), 20.50%, 9/30/16		3	369,846
Banks — 2.0%
BNP Paribas S.A. (JPMorgan Chase & Co.), 6.25%, 9/01/16		12	785,078
Credit Suisse AG (Citizens Financial Group, Inc.), 13.57%, 8/17/16		46	1,028,715
Goldman Sachs International (Citizens Financial Group, Inc.):
14.00%, 8/17/16		47	1,041,543
14.00%, 8/19/16		47	1,042,015
HSBC Bank PLC (Citigroup, Inc.), 13.17%, 10/14/16		15	643,484

			4,540,835
Biotechnology — 0.8%
Canadian Imperial Bank of Commerce (Amgen, Inc.), 11.22%, 9/27/16		5	863,209
Merrill Lynch International & Co. (AbbVie, Inc.), 12.90%, 9/08/16		13	855,127

			1,718,336
Building Products — 0.8%
BNP Paribas Arbitrage Issuance BV (Compagnie de Saint-Gobain), 15.30%, 9/22/16		13	527,416
Canadian Imperial Bank of Commerce (Masco Corp.), 12.47%, 10/20/16		13	444,751
Goldman Sachs International (Compagnie de Saint-Gobain), 16.90%, 8/19/16		18	766,693

			1,738,860
Capital Markets — 1.5%
Barclays Bank PLC (Morgan Stanley):
13.75%, 10/18/16		14	406,952
14.00%, 10/18/16		9	248,497
BNP Paribas Arbitrage Issuance BV (Charles Schwab Corp.), 16.01%, 10/14/16		23	653,914
BNP Paribas Arbitrage Issuance BV (Goldman Sachs Group, Inc.), 10.76%, 10/14/16		4	640,569
Canadian Imperial Bank of Commerce (TD Ameritrade Holding Corp.):
14.81%, 10/13/16		11	325,886
14.54%, 10/14/16		11	325,484

See Notes to Financial Statements.

14	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Capital Markets (continued)
HSBC Bank PLC (Morgan Stanley), 21.50%, 9/01/16	USD	30	$872,787

			3,474,089
Chemicals — 0.8%
Merrill Lynch International & Co. (Dow Chemical Co.), 10.32%, 9/27/16		15	800,941
Nomura International Funding Pte. Ltd. (Monsanto Co.), 28.79%, 9/01/16		9	983,583

			1,784,524
Construction & Engineering — 0.2%
BNP Paribas Arbitrage Issuance BV (Vinci SA), 7.43%, 9/22/16		7	523,535
Consumer Finance — 0.3%
BNP Paribas S.A. (Capital One Financial Corp.), 19.82%, 9/01/16		11	765,780
Containers & Packaging — 0.7%
Merrill Lynch International & Co. (Owens-Illinois, Inc.), 16.16%, 9/27/16		14	262,120
Nomura International Funding Pte. Ltd. (Packaging Corp. of America), 19.85%, 9/16/16		9	633,289
Nomura International Funding Pte. Ltd. (Sealed Air Corp.), 11.91%, 9/08/16		16	767,012

			1,662,421
Diversified Financial Services — 0.2%
Nomura International Funding Pte. Ltd. (S&P Global, Inc.), 10.41%, 10/12/16		5	557,241
Diversified Telecommunication Services — 0.7%
Barclays Bank PLC (Level 3 Communications, Inc.), 13.73%, 9/15/16		9	483,503
HSBC Bank PLC (Orange SA), 12.12%, 10/06/16		33	502,785
HSBC Bank PLC (Telefonica SA), 15.47%, 10/06/16		52	505,650

			1,491,938
Electrical Equipment — 0.3%
Credit Suisse AG (Legrand SA), 13.17%, 8/19/16		14	783,009
Electronic Equipment, Instruments & Components — 0.2%
Barclays Bank PLC (Flextronics International Ltd.), 13.47%, 9/15/16		40	506,461
Energy Equipment & Services — 0.3%
BNP Paribas Arbitrage Issuance BV (Halliburton Co.), 15.72%, 10/17/16		15	656,404
Food Products — 0.2%
BNP Paribas Arbitrage Issuance BV (Danone SA), 8.61%, 9/22/16		7	522,547
Health Care Providers & Services — 1.0%
BNP Paribas Arbitrage Issuance BV (Express Scripts Holding Co.), 12.42%, 8/31/16		11	833,071
Credit Suisse AG (McKesson Corp.), 12.05%, 9/08/16		5	880,612
HSBC Bank PLC (Fresenius SE & Co. KGaA), 10.45%, 10/06/16		7	505,304

			2,218,987
Hotels, Restaurants & Leisure — 0.8%
Canadian Imperial Bank of Commerce (Starbucks Corp.), 12.28%, 9/09/16		11	614,941
Merrill Lynch International & Co. (Yum! Brands, Inc.), 17.00%, 8/25/16		7	616,577

Equity-Linked Notes		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Nomura International Funding Pte. Ltd. (Carnival Corp.), 15.11%, 9/19/16	USD	11	$506,542

			1,738,060
Household Durables — 0.8%
Merrill Lynch International & Co. (Lennar Corp., Class A):
13.24%, 9/19/16		9	410,202
13.25%, 9/20/16		9	410,044
Merrill Lynch International & Co. (Mohawk Industries, Inc.), 12.88%, 8/01/16		2	436,509
Nomura International Funding Pte. Ltd. (Whirlpool Corp.), 12.22%, 10/20/16		3	662,449

			1,919,204
Industrial Conglomerates — 0.1%
BNP Paribas Arbitrage Issuance BV (Koninklijke Philips NV), 12.74%, 9/30/16		10	252,238
Internet & Catalog Retail — 0.4%
Barclays Bank PLC (Amazon.com, Inc.), 23.88%, 9/09/16		1	480,911
Canadian Imperial Bank of Commerce (Amazon.com, Inc.), 24.67%, 9/09/16		1	435,322

			916,233
Internet Software & Services — 2.0%
Credit Suisse AG (Alphabet, Inc., Class C), 10.82%, 8/17/16		5	3,387,563
Deutsche Bank AG (Facebook, Inc., Class A), 13.62%, 9/15/16		4	519,012
HSBC Bank PLC (eBay, Inc.), 17.60%, 9/09/16		25	638,588

			4,545,163
Investment Companies — 2.8%
Barclays Bank PLC (SPDR S&P Oil & Gas Exploration & Production ETF), 19.53%, 11/02/16		19	651,216
Deutsche Bank AG (SPDR S&P Oil & Gas Exploration & Production ETF), 19.77%, 8/03/16		92	3,152,749
HSBC Bank PLC (iShares Russell 2000 ETF), 9.55%, 9/13/16		9	1,049,479
Merrill Lynch International & Co. (Energy Select Sector SPDR Fund), 11.76%, 10/04/16		15	1,009,758
Nomura International Funding Pte. Ltd. (Energy Select Sector SPDR Fund), 8.82%, 11/02/16		10	645,944

			6,509,146
IT Services — 1.5%
BNP Paribas Arbitrage Issuance BV (Visa, Inc., Class A), 7.63%, 11/01/16		8	643,905
HSBC Bank PLC (Sabre Corp.), 15.48%, 9/01/16		27	796,563
Merrill Lynch International & Co. (PayPal Holdings, Inc.), 13.90%, 9/08/16		19	715,103
Nomura International Funding Pte. Ltd. (MasterCard, Inc., Class A), 10.51%, 8/25/16		6	592,365
Nomura International Funding Pte. Ltd. (Visa, Inc., Class A), 7.18%, 8/25/16		7	580,223

			3,328,159
Leisure Products — 0.3%
HSBC Bank PLC (Hasbro, Inc.):
9.88%, 10/17/16		4	326,906

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	15

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Leisure Products (continued)
9.93%, 10/18/16	USD	4	$326,837

			653,743
Life Sciences Tools & Services — 0.5%
Nomura International Funding Pte. Ltd. (Charles River Laboratories International, Inc.), 13.46%, 9/09/16		12	1,048,975
Machinery — 0.3%
BNP Paribas Arbitrage Issuance BV (Deere & Co.), 14.11%, 8/10/16		10	789,865
Media — 1.3%
Canadian Imperial Bank of Commerce (CBS Corp.):
14.49%, 8/01/16		7	386,124
14.44%, 8/02/16		7	374,373
Credit Suisse AG (DISH Network Corp., Class A):
19.00%, 10/14/16		6	325,596
18.50%, 10/17/16		6	325,171
JP Morgan Structured Products BV (Interpublic Group of Cos., Inc.), 17.35%, 9/01/16		34	795,239
JP Morgan Structured Products BV (Time Warner, Inc.), 12.38%, 8/02/16		11	826,339

			3,032,842
Metals & Mining — 0.2%
HSBC Bank PLC (thyssenkrupp AG), 18.88%, 10/06/16		22	504,647
Multi-Utilities — 0.2%
HSBC Bank PLC (E.ON SE), 14.79%, 10/06/16		47	504,794
Pharmaceuticals — 1.4%
BNP Paribas Arbitrage Issuance BV (Jazz Pharmaceuticals PLC):
29.87%, 8/17/16		2	277,543
29.44%, 8/18/16		2	277,235
Canadian Imperial Bank of Commerce (Mallinckrodt PLC):
32.41%, 8/01/16		6	434,021
32.29%, 8/02/16		6	439,480
Credit Suisse AG (Bayer AG), 16.69%, 9/22/16		5	520,440
HSBC Bank PLC (Wolters Kluwer NV), 12.02%, 10/06/16		12	503,213
JP Morgan Structured Products BV (Astellas Pharma, Inc.), 15.18%, 8/04/16		60	836,529

			3,288,461
Professional Services — 0.5%
BNP Paribas Arbitrage Issuance BV (ManpowerGroup, Inc.), 17.62%, 10/18/16		8	522,974
JP Morgan Structured Products BV (ManpowerGroup, Inc.), 24.25%, 9/01/16		10	705,211

			1,228,185
Road & Rail — 0.2%
BNP Paribas Arbitrage Issuance BV (Kansas City Southern), 16.72%, 9/29/16		4	404,034
Semiconductors & Semiconductor Equipment — 0.8%
Credit Suisse AG (Infineon Technologies AG), 19.48%, 9/22/16		35	536,877
Merrill Lynch International & Co. (QUALCOMM, Inc.), 11.80%, 9/08/16		15	856,710
Nomura International Funding Pte. Ltd. (Applied Materials, Inc.), 15.31%, 9/15/16		20	511,516

			1,905,103
Software — 1.4%
Barclays Bank PLC (Intuit, Inc.):
10.78%, 8/17/16		4	397,030
10.70%, 8/18/16		4	396,900

Equity-Linked Notes		Par (000)	Value
Software (continued)
BNP Paribas Arbitrage Issuance BV (Citrix Systems, Inc.):
11.23%, 10/17/16	USD	3	$280,665
11.23%, 10/18/16		3	280,577
Deutsche Bank AG (SAP SE), 9.72%, 8/19/16		10	846,902
Nomura International Funding Pte. Ltd. (Electronic Arts, Inc.), 16.55%, 8/25/16		8	587,847
Nomura International Funding Pte. Ltd. (salesforce.com, Inc.), 14.56%, 9/15/16		6	502,572

			3,292,493
Specialty Retail — 0.5%
BNP Paribas Arbitrage Issuance BV (Best Buy Co., Inc.):
18.39%, 8/18/16		9	279,480
18.25%, 8/19/16		9	279,276
Merrill Lynch International & Co. (AutoZone, Inc.), 8.70%, 8/25/16		1	617,908

			1,176,664
Technology Hardware, Storage & Peripherals — 0.6%
Canadian Imperial Bank of Commerce (HP, Inc.), 19.95%, 8/18/16		48	638,095
Credit Suisse AG (Apple, Inc.), 11.85%, 9/08/16		8	808,570

			1,446,665
Textiles, Apparel & Luxury Goods — 0.2%
HSBC Bank PLC (adidas AG), 13.97%, 10/06/16		3	504,432
Trading Companies & Distributors — 0.6%
Barclays Bank PLC (United Rentals, Inc.), 33.38%, 9/09/16		10	655,884
Merrill Lynch International & Co. (Sumitomo Corp.), 15.15%, 8/04/16		17	173,280
Nomura International Funding Pte. Ltd. (Sumitomo Corp.), 14.11%, 8/04/16		60	602,888

			1,432,052
Transportation Infrastructure — 0.2%
HSBC Bank PLC (Atlantia SpA), 9.07%, 10/06/16		20	503,014
Wireless Telecommunication Services — 0.3%
Nomura International Funding Pte. Ltd. (NTT DOCOMO, Inc.), 14.93%, 8/04/16		31	777,031
Total Equity-Linked Notes — 29.9%			68,893,386

Floating Rate Loan Interests (a)
Hotels, Restaurants & Leisure — 0.2%
Starwood Schulte Mezz Borrower, Mortgage Loan, 8.29%, 7/28/17		500	482,500

Foreign Agency Obligations
China — 0.4%
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		200	208,117
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	561,067
Sino-Ocean Land Treasure Finance I Ltd., 6.00%, 7/30/24		200	220,550

			989,734
India — 0.1%
State Bank of India, 7.14% (a)(f)		100	102,507
Indonesia — 0.1%
Majapahit Holding BV, 7.88%, 6/29/37		200	261,354

See Notes to Financial Statements.

16	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Foreign Agency Obligations		Par (000)	Value
Mongolia — 0.2%
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	500	$498,767
Sri Lanka — 0.2%
SriLankan Airlines Ltd., 5.30%, 6/27/19		400	399,480
Total Foreign Agency Obligations — 1.0%			2,251,842

Foreign Government Obligations
Argentina — 0.4%
Republic of Argentina, 9.00%, 11/29/18		750	827,250
Indonesia — 0.5%
Republic of Indonesia:
3.38%, 7/30/25	EUR	400	476,598
4.75%, 1/08/26	USD	247	274,937
5.13%, 1/15/45		400	449,798

			1,201,333
Mongolia — 0.2%
Mongolian People’s Republic, 5.13%, 12/05/22		650	586,906
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24		200	221,904
Sri Lanka — 0.4%
Republic of Sri Lanka:
5.88%, 7/25/22		200	206,349
6.85%, 11/03/25		450	473,863
6.83%, 7/18/26		200	208,331

			888,543
Total Foreign Government Obligations — 1.6%			3,725,936

Investment Companies		Shares
BlackRock Floating Rate Income Portfolio, Class K (j)		596,339	6,017,062
First Trust High Income Long/Short Fund		96,849	1,482,758
Invesco Senior Income Trust		483,380	2,112,371
iShares iBoxx $ High Yield Corporate Bond ETF (j)(k)		87,066	7,436,307
MFS Multimarket Income Trust		126,569	782,196
Voya Prime Rate Trust		226,611	1,194,240
Total Investment Companies — 8.2%			19,024,934

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 1.7%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (b)(l)	USD	439	432,113
Alternative Loan Trust:
Series 2005-16, Class A1, 2.10%, 6/25/35 (a)		120	108,963
Series 2005-72, Class A3, 0.79%, 1/25/36 (a)		207	173,727
Series 2006-OA14, Class 1A1, 2.18%, 11/25/46 (a)		182	145,021
Series 2006-OA6, Class 1A2, 0.70%, 7/25/46 (a)		166	138,694
Series 2006-OA8, Class 1A1, 0.68%, 7/25/46 (a)		450	369,571
Series 2007-OA3, Class 1A1, 0.63%, 4/25/47 (a)		457	364,161

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.37%, 11/25/46 (a)	USD	1,285	$607,744
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 2.46%, 3/01/21 (a)(b)		503	492,549
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 0.83%, 6/25/35 (a)(b)		133	117,754
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 0.68%, 7/25/46 (a)		167	138,652
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-4, Class 3A1, 6.07%, 5/25/36 (l)		980	710,186

			3,799,135
Commercial Mortgage-Backed Securities — 10.3%
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, 4.18%, 9/15/26 (a)(b)		700	693,848
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)		700	627,417
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		500	497,654
Series 2007-3, Class AJ, 5.54%, 6/10/49 (a)		150	150,527
Series 2015-UBS7, Class D, 3.17%, 9/15/48		500	391,542
BWAY Mortgage Trust:
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		700	673,997
Series 2015-1740, Class E, 3.82%, 1/13/35 (a)(b)		500	467,131
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.49%, 4/10/29 (a)(b)		350	339,558
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.93%, 12/15/27 (a)(b)		150	148,673
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		700	492,605
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.23%, 2/15/33 (a)(b)		700	711,245
Commercial Mortgage Trust:
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		150	134,282
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		500	416,255
Series 2015-CR23, Class D, 4.26%, 5/10/48 (a)		1,000	769,691
Series 2015-CR25, Class D, 3.80%, 8/10/48 (a)		500	382,469
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		500	382,503
Series 2015-LC21, Class C, 4.31%, 7/10/48 (a)		700	666,477
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		600	552,732
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.08%, 11/12/43 (a)(b)		666	681,264
Credit Suisse Commercial Mortgage Trust, Series 2014-TIKI, Class F, 4.30%, 9/15/38 (a)(b)		120	113,460

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	17

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)	USD	500	$416,392
Series 2015-C3, Class D, 3.36%, 8/15/48 (a)		500	377,043
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)		700	526,819
FREMF Mortgage Trust, Series 2015-K50, Class C, 3.78%, 8/25/25 (a)(b)		500	419,131
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		485	474,769
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		700	664,166
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		150	138,260
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		500	496,022
Great Wolf Trust, Series 2015-WOLF, Class D, 3.98%, 5/15/34 (a)(b)		500	491,871
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		500	408,499
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	779,162
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		650	653,416
Impac CMB Trust, Series 2005-6, Class 1A1, 0.99%, 10/25/35 (a)		536	442,878
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		500	406,873
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-CSMO, Class E, 4.43%, 1/15/32 (a)(b)		650	649,181
Series 2015-CSMO, Class F, 5.73%, 1/15/32 (a)(b)		700	674,947
Series 2015-JP1, Class D, 4.24%, 1/15/49 (a)		500	465,026
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		500	480,613
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		700	715,585
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		150	144,242
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.04%, 9/15/28 (a)(b)		427	426,076
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		700	513,633
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		500	365,630
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		700	673,521
Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		500	394,920
PREMF Mortgage Trust, Series 2016-K54, Class B, 4.05%, 2/25/26		290	296,683
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		500	364,494
Series 2015-C30, Class D, 4.50%, 9/15/58 (a)(b)		500	410,363
Series 2015-C31, Class D, 3.85%, 11/15/48		500	368,751

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)	USD	500	$335,917
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (a)		500	407,539

			23,675,752
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.31%, 2/10/47 (a)		1,266	66,255
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		4,650	499,457

			565,712
Total Non-Agency Mortgage-Backed Securities — 12.2%			28,040,599

Preferred Securities
Capital Trusts
Banks — 7.4%
Australia & New Zealand Banking Group Ltd., 6.75% (a)(b)(f)		320	347,789
Banco Bilbao Vizcaya Argentaria SA, 7.00% (a)(f)	EUR	200	202,303
Banco Popular Espanol SA, 11.50% (a)(f)		100	116,832
Bank of America Corp.:
6.25% (a)(f)	USD	143	149,793
6.30% (a)(f)		2,225	2,424,554
Bank of Ireland, 7.38% (a)(f)	EUR	200	216,893
Barclays PLC, 8.25% (a)(f)	USD	950	966,625
BNP Paribas SA, 7.63% (a)(b)(f)		1,904	1,978,256
Chong Hing Bank Ltd., 6.50% (a)(f)		200	208,641
Citigroup, Inc.:
5.88% (a)(f)		1,000	1,006,870
6.25% (a)(f)		925	996,687
6.30% (a)(f)		375	384,375
Citizens Financial Group, Inc., 5.50% (a)(f)		75	73,875
Credit Agricole SA, 8.13% (a)(b)(f)		1,400	1,473,500
HSBC Holdings PLC, 6.88% (a)(f)		1,250	1,287,500
ICICI Bank Ltd., 7.25% (a)(f)		400	402,820
Intesa Sanpaolo SpA, 7.00% (a)(f)	EUR	200	218,295
JPMorgan Chase & Co.:
5.00% (a)(f)	USD	138	136,620
5.30% (a)(f)		500	514,750
JPMorgan Chase Capital XXI, 1.59%, 2/02/37 (a)		1,100	875,875
JPMorgan Chase Capital XXIII, 1.63%, 5/15/47 (a)		53	40,677
Royal Bank of Scotland Group PLC, 8.00% (a)(f)		422	419,363
Société Générale SA:
8.00% (a)(b)(f)		1,200	1,185,000
8.25% (a)(f)		430	437,525
Wells Fargo & Co., 5.90% (a)(f)		633	674,936
Woori Bank, 5.00%, 6/10/45 (a)		200	207,318

			16,947,672
Capital Markets — 3.1%
ALM XIX Ltd., 0.00%, 7/15/28 (h)		700	700,000
Bank of New York Mellon Corp.:
4.50% (a)(f)		375	367,631
4.63% (a)(f)		800	798,000
Credit Suisse Group AG:
6.25% (a)(b)(f)		1,128	1,089,941
7.50% (a)(b)(f)		560	579,600

See Notes to Financial Statements.

18	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Securities		Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc.:
5.30% (a)(f)	USD	145	$146,994
5.38% (a)(f)		1,165	1,182,830
Morgan Stanley:
5.45% (a)(f)		40	39,300
5.55% (a)(f)		719	727,987
State Street Capital Trust IV, 1.65%, 6/15/37 (a)		1,497	1,287,420
State Street Corp., 5.25% (a)(f)		280	294,000

			7,213,703
Construction & Engineering — 0.1%
CCCI Treasure Ltd., 3.50% (a)(f)		200	204,065
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV, 6.13% (a)(f)	EUR	100	120,046
Electric Utilities — 0.1%
Enel SpA, 6.50%, 1/10/74 (a)		100	121,863
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (a)(f)	USD	147	158,393
Insurance — 1.4%
Allstate Corp., 6.50%, 5/15/57 (a)		125	138,750
AXA SA, 6.38% (a)(b)(f)		150	163,627
Dai-ichi Life Insurance Co. Ltd., 4.00% (a)(b)(f)		1,265	1,277,530
Liberty Mutual Group, Inc.:
7.00%, 3/15/37 (a)(b)		125	109,375
7.80%, 3/15/37 (b)		380	422,750
Nationwide Financial Services, Inc., 6.75%, 5/15/37		175	181,125
Principal Financial Group, Inc., 4.70%, 5/15/55 (a)		93	91,721
XLIT Ltd., 6.50% (a)(f)		1,260	869,400

			3,254,278
Oil, Gas & Consumable Fuels — 0.1%
Enterprise Products Operating LLC, 8.38%, 8/01/66 (a)		110	101,613
Noble Group Ltd., 6.00% (f)		200	121,000
TOTAL SA, 3.88% (a)(f)	EUR	100	117,055

			339,668
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV, 4.20% (a)(f)		200	227,794
Total Capital Trusts — 12.4%			28,587,482

Preferred Securities		Shares	Value

Preferred Stocks
Capital Markets — 0.2%
State Street Corp., 5.35% (a)(f)		14,111	$390,451
Electric Utilities — 0.0%
Entergy Texas, Inc., 5.63%, 6/01/64		5,200	141,336
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53 (a)		6,000	167,520
Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (f)		6,000	156,540
Total Preferred Stocks — 0.4%			855,847
Total Preferred Securities — 12.8%			29,443,329
Total Long-Term Investments (Cost — $228,755,350) — 100.6%			231,781,350

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (j)(m)		3,559,810	3,559,810
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61%, (j)(m)(n)	USD	7,521	$7,520,514
Total Short-Term Securities (Cost — $11,080,324) — 4.8%			11,080,324

Options Purchased
(Cost — $366,724) — 0.2%			370,396
Total Investments (Cost — $240,202,398) — 105.6%			243,232,070
Liabilities in Excess of Other Assets — (5.6)%			(12,969,071)

Net Assets — 100.0%			$230,262,999

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.

(d)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held a restricted security with a current value of $163 and an original cost of $163 which was less than 0.05% of its net assets.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Perpetual security with no stated maturity date.

(g)	Convertible security.

(h)	Zero-coupon bond.

(i)	Issuer filed for bankruptcy and/or is in default.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	19

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

(j)	During the year ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock Liquidity Funds, TempFund, Institutional Class	10,065,056	—		6,505,246	[1]	3,559,810	$3,559,810	$37,324		$294
BlackRock Liquidity Series, LLC, Money Market Series	$1,456,614	$6,063,900	[2]	—		$7,520,514	7,520,514	39,769	[3]	—
BlackRock Floating Rate Income Portfolio, Institutional Class	412,515	1,561,332		1,973,847		—	—	60,648		104,450
BlackRock Floating Rate Income Portfolio, Class K	—	2,500,540		1,904,201		596,339	6,017,062	198,377		225,141
iShares 10+ Year Credit Bond ETF	38,600	—		38,600		—	—	16,412		(28,110)
iShares iBoxx $ High Yield Corporate Bond ETF	68,020	224,206		205,160		87,066	7,436,307	585,840		(691,739)
Total							$24,533,693	$938,370		$(389,964)

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(k)	Security, or a portion of security, is on loan.

(l)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(m)	Current yield as of period end.

(n)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(67)	Euro Currency	September 2016	USD	9,381,256	$(32,845)
97	Euro STOXX 50 Index	September 2016	USD	3,234,960	(139)
(48)	GBP Currency	September 2016	USD	3,974,100	311,900
57	S&P 500 E-Mini Index	September 2016	USD	6,179,370	27,221
42	U.S. Treasury Bonds (30 Year)	September 2016	USD	7,326,375	382,652
14	U.S. Treasury Notes (10 Year)	September 2016	USD	1,862,656	12,935
5	U.S. Ultra Treasury Bonds	September 2016	USD	952,656	79,308
Total					$781,032

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,765	EUR	25,000	Bank of New York Mellon	8/22/16	$ (212)
USD	256,868	EUR	230,000	Citibank N.A.	8/22/16	(515)
USD	9,086,682	EUR	8,140,000	Deutsche Bank AG	8/22/16	(22,437)
USD	39,696	GBP	30,000	Barclays Bank PLC	8/22/16	(23)
USD	1,901,011	GBP	1,420,000	Citibank N.A.	8/22/16	20,984
USD	434,942	EUR	389,504	Standard Chartered Bank	9/08/16	(1,268)
Total						$ (3,471)

See Notes to Financial Statements.

20	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	9/16/16	USD	2,200.00	76	$131,480
S&P 500 Index	Call	9/16/16	USD	2,225.00	76	63,460
S&P 500 Index	Call	12/16/16	USD	2,250.00	60	169,500
Total						$364,440

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
QUALCOMM, Inc.	Put	Jefferies LLC	9/06/16	USD	56.50	150	$5,249
eBay, Inc.	Put	Morgan Stanley & Co. LLC	9/07/16	USD	24.80	254	707
Total							$5,956

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iTraxx Europe Crossover Series 25 Version 1	5.00%	6/20/21	EUR	300	$(11,797)

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$ 274	$903	$ (629)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	137	471	(334)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	68	240	(172)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	(1,703)	(493)	(1,210)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(1,125)	(359)	(766)
Total						$(2,349)	$762	$(3,111)

OTC Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	2,000	$ (298,461)	$ (304,394)	$ 5,933
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	2,000	(298,461)	(303,212)	4,751
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	2,100	(352,343)	(362,750)	10,407
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	2,000	(335,564)	(345,476)	9,912
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	2,000	(335,564)	(342,951)	7,387
Total							$(1,620,393)	$(1,658,783)	$38,390

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	21

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Transactions in Options Written for the Year Ended July 31, 2016

	Puts
	Contracts	Premiums Received
Outstanding options, beginning of year	—	—
Options written	29	$68,295
Options closed	(29)	(68,295)
Outstanding options, end of year	—	—

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets – Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$ 27,221	$311,900	$474,895	—	$ 814,016
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	20,984	—	—	20,984
Options purchased	Investments at value — unaffiliated[2]	—	—	370,396	—	—	—	370,396
Swaps - OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	$ 40,004	—	—	—	—	40,004
Total		—	$ 40,004	$397,617	$332,884	$474,895	—	$1,245,400

Liabilities – Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$ 139	$32,845	—	—	$32,984
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	24,455	—	—	24,455
Swaps - centrally cleared	Net unrealized depreciation[1]	—	$ 11,797	—	—	—	—	11,797
Swaps - OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	1,662,746	—	—	—	—	1,662,746
Total		—	$1,674,543	$ 139	$ 57,300	—	—	$1,731,982

[1]

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedule of Investments.

See Notes to Financial Statements.

22	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

For the year ended July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(3,614,050)	$(35,084)	$40,310	—	$(3,608,824)
Foreign currency transactions	—	—	—	(206,256)	—	—	(206,256)
Options purchased[1]	—	—	(489,329)	—	—	—	(489,329)
Options written	—	—	12,151	—	—	—	12,151
Swaps	—	$123,394	—	—	—	—	123,394

Total	—	$123,394	$(4,091,228)	$(241,340)	$40,310	—	$(4,168,864)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(372,551)	$266,964	$381,832	—	$276,245
Foreign currency translations	—	—	—	(9,584)	—	—	(9,584)
Options purchased[2]	—	—	181,593	—	—	—	181,593
Swaps	—	$23,482	—	—	—	—	23,482

Total	—	$23,482	$(190,958)	$257,380	$381,832	—	$471,736

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,219,840
Average notional value of contracts — short	$11,689,492
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$12,613,017
Average amounts sold — in USD	$71,432
Options:
Average value of option contracts purchased	$102,617
Average value of option contracts written	$56,144	[1]
Credit default swaps:
Average notional value — buy protection	$562,156
Average notional value — sell protection	$6,688,292

[1]	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$69,881		$115,179
Forward foreign currency exchange contracts	20,984		24,455
Options	370,396	[1]	—
Swaps — Centrally cleared	—		984
Swaps — OTC[2]	40,004		1,662,746

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$501,265		$1,803,364
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(434,321)		(116,163)

Total derivative assets and liabilities subject to an MNA	$66,944		$1,687,201

[1]	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

[2]	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	23

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
BNP Paribas S.A.	$1,374	$(963)	—	—	$411
Citibank N.A.	20,984	(515)	—	—	20,469
Jefferies LLC	5,249	—	—	—	5,249
Morgan Stanley & Co. LLC	707	—	—	—	707
Morgan Stanley Capital Services LLC	38,630	(38,630)	—	—	—
Total	$66,944	$(40,108)	—	—	$26,836

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Bank of New York Mellon	$212	—	—	—	$212
Barclays Bank PLC	23	—	—	—	23
BNP Paribas S.A.	963	$(963)	—	—	—
Citibank N.A.	515	(515)	—	—	—
Deutsche Bank AG	22,437	—	—	—	22,437
JPMorgan Chase Bank N.A.	2,828	—	—	—	2,828
Morgan Stanley Capital Services LLC	1,658,955	(38,630)	—	—	1,620,325
Standard Chartered Bank	1,268	—	—	—	1,268
Total	$1,687,201	$(40,108)	—	—	$1,647,093

1  The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

2  Net amount represents the net amount receivable from the counterparty in the event of default.

3  Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$23,033,047	$7,626,192	$30,659,239
Common Stocks[1]	$21,918,942	9,372,358	163	31,291,463
Corporate Bonds[1]	—	17,968,122	—	17,968,122
Equity-Linked Notes[1]	—	68,386,844	506,542	68,893,386
Floating Rate Loan Interests[1]	—	—	482,500	482,500
Foreign Agency Obligations	—	2,251,842	—	2,251,842
Foreign Government Obligations	—	3,725,936	—	3,725,936
Investment Companies	19,024,934	—	—	19,024,934
Non-Agency Mortgage-Backed Securities	—	27,548,050	492,549	28,040,599
Preferred Securities[1]	855,847	28,587,482	—	29,443,329
Options Purchased:
Equity contracts	364,440	5,956	—	370,396
Short-Term Securities	3,559,810	7,520,514	—	11,080,324

Total	$45,723,973	$188,400,151	$9,107,946	$243,232,070

1    See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

24	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$38,390	—	$38,390
Equity contracts	$27,221	—	—	27,221
Foreign currency exchange contracts	311,900	20,984	—	332,884
Interest rate contracts	474,895	—	—	474,895
Liabilities:
Credit contracts	—	(14,908)	—	(14,908)
Equity contracts	(139)	—	—	(139)
Foreign currency exchange contracts	(32,845)	(24,455)	—	(57,300)

Total	$781,032	$20,011	—	$801,043

[1] Derivative financial instruments are swaps, futures contracts and forwards foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged:
Centrally cleared swaps	$12,000	—	—	$12,000
Futures contracts	1,182,740	—	—	1,182,740
Foreign currency at value	1,580,745	—	—	1,580,745
Liabilities:
Bank overdraft	—	$(687,335)	—	(687,335)
Collateral on securities loaned at value	—	(7,520,514)	—	(7,520,514)

Total	$2,775,485	$(8,207,849)	—	$(5,432,364)

During the year ended July 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Equity Linked Notes	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$5,374,987	—	$500,000	—	—	$1,970,137	$7,845,124
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(1,452,500)	—	—	—	—	(559,295)	(2,011,795)
Other[1]	—	—	(500,000)	—	$500,000	—	—
Accrued discounts/premiums	11,370	—	—	—	—	5,162	16,532
Net realized gain (loss)	—	—	—	—	—	(25,869)	(25,869)
Net change in unrealized appreciation (depreciation)[2,3]	(238,642)	—	—	$4,356	(17,500)	(9,415)	(261,201)
Purchases	3,930,977	$163	—	502,186	—	511,781	4,945,107
Sales	—	—	—	—	—	(1,399,952)	(1,399,952)

Closing Balance, as of July 31, 2016	$7,626,192	$163	—	$506,542	$482,500	$492,549	$9,107,946

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016[3]	$(238,642)	—	—	$4,356	$(17,500)	$2,287	$(249,499)

[1]	Certain Level 3 investments were re-classified between Corporate Bonds and Floating Rate Loan Interests.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	25

Schedule of Investments July 31, 2016	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2012-1A, Class CR, 3.90%, 9/20/23 (a)(b)	USD	1,000	$1,009,990
Series 2015-1A, Class A1, 2.17%, 4/18/27 (a)(b)		2,400	2,398,659
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.75%, 7/25/36 (b)		4,000	2,461,849
Adagio CLO, Series V-X, Class A, 0.00%, 8/18/29 (b)(c)	EUR	165	178,310
ALM V Ltd.:
Series 2012-5A, Class A2R, 2.83%, 10/18/27 (a)(b)	USD	7,000	6,964,440
Series 2012-5A, Class BR, 3.68%, 10/18/27 (a)(b)		1,000	998,718
Series 2012-5A, Class CR, 4.58%, 10/18/27 (a)(b)		3,000	2,885,717
Series 2012-5A, Class DR, 6.68%, 10/18/27 (a)(b)		5,000	4,426,445
ALM VI Ltd., Series 2012-6A, Class B2R, 3.48%, 7/15/26 (a)(b)		1,950	1,931,865
ALM VII Ltd., Series 2012-7A, Class C, 5.19%, 10/19/24 (a)(b)		1,000	997,607
ALM VII R Ltd.:
Series 2013-7RA, Class C, 4.16%, 4/24/24 (a)(b)		1,750	1,703,216
Series 2013-7RA, Class D, 5.71%, 4/24/24 (a)(b)		2,000	1,869,940
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class B, 3.31%, 4/24/24 (a)(b)		2,000	1,985,771
Series 2013-7R2A, Class C, 4.16%, 4/24/24 (a)(b)		1,150	1,117,601
Series 2013-7R2A, Class D, 5.71%, 4/24/24 (a)(b)		500	467,871
ALM VIII Ltd., Series 2013-8A, Class C, 3.90%, 1/20/26 (a)(b)		3,200	2,980,975
ALM X Ltd.:
Series 2013-10A, Class A2, 2.68%, 1/15/25 (a)(b)		1,500	1,489,976
Series 2013-10A, Class C, 3.98%, 1/15/25 (a)(b)		1,500	1,398,745
ALM XI Ltd., Series 2014-11A, Class C, 4.18%, 10/17/26 (a)(b)		1,000	943,147
ALM XII Ltd., Series 2015-12A, Class D, 6.18%, 4/16/27 (a)(b)		1,000	881,025
ALM XIV Ltd., Series 2014-14A, Class A1, 2.17%, 7/28/26 (a)(b)		4,500	4,498,381
ALM XIX LLC:
Series 2016-19A, Class C, 4.98%, 7/15/28 (a)(b)		2,000	1,963,920
Series 2016-19A, Class D, 7.98%, 7/15/28 (a)(b)		1,000	951,310
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class B, 3.58%, 7/15/27 (a)(b)		6,000	5,870,704
Series 2015-16A, Class C1, 4.18%, 7/15/27 (a)(b)		3,000	2,813,245
Series 2015-16A, Class D, 6.03%, 7/15/27 (a)(b)		1,750	1,514,935
ALM XVII Ltd.:
Series 2015-17A, Class B1, 4.08%, 1/15/28 (a)(b)		2,600	2,580,240
Series 2015-17A, Class C1, 4.83%, 1/15/28 (a)(b)		1,000	952,500
ALM XVIII Ltd., Series 2016-18A, Class D, 8.26%, 7/15/27 (a)(b)		500	487,245
American Homes 4 Rent, Series 2014-SFR1, Class D, 2.53%, 6/17/31 (a)(b)		3,520	3,461,792

Asset-Backed Securities		Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19	USD	1,750	$1,753,968
Series 2013-4, Class C, 2.72%, 9/09/19		900	909,530
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,018,734
AMMC CLO IX Ltd.:
Series 2011-9A, Class CR, 4.28%, 1/15/22 (a)(b)		2,950	2,949,941
Series 2011-9A, Class DR, 6.33%, 1/15/22 (a)(b)		1,750	1,755,337
Series 2011-9A, Class ER, 8.33%, 1/15/22 (a)(b)		1,750	1,707,965
AMMC CLO Ltd.:
Series 2014-15A, Class C1, 4.12%, 12/09/26 (a)(b)		1,000	1,000,000
Series 2014-15A, Class D, 4.86%, 12/09/26 (a)(b)		1,350	1,269,000
Series 2016-18A, Class D, 5.67%, 5/26/28 (a)(b)		1,500	1,440,000
AMMC CLO X Ltd., Series 2012-10A, Class D, 5.16%, 4/11/22 (a)(b)		1,000	1,032,121
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class B, 3.37%, 7/13/25 (a)(b)		1,000	982,931
Series 2015-6A, Class C, 3.53%, 4/15/27 (a)(b)		1,000	976,500
Series 2015-7A, Class D, 4.33%, 10/15/27 (a)(b)		1,500	1,420,763
Series 2016-8A, Class A1, 2.37%, 7/28/28 (a)(b)		17,000	16,983,000
Series 2016-8A, Class D, 4.92%, 7/28/28 (a)(b)		3,000	2,857,500
Annisa CLO Ltd., Series 2016-2A, Class E, 7.94%, 7/20/28 (a)(b)		500	441,350
Apidos CLO IX:
Series 2012-9AR, Class BR, 2.53%, 7/15/23 (a)(b)		1,500	1,483,268
Series 2012-9AR, Class CR, 3.58%, 7/15/23 (a)(b)		2,250	2,240,653
Apidos CLO XI:
Series 2012-11A, Class C, 3.78%, 1/17/23 (a)(b)		7,000	6,994,052
Series 2012-11A, Class D, 4.93%, 1/17/23 (a)(b)		1,600	1,584,552
Apidos CLO XII:
Series 2013-12A, Class A, 1.78%, 4/15/25 (a)(b)		15,000	14,839,500
Series 2013-12A, Class D, 3.73%, 4/15/25 (a)(b)		1,500	1,403,381
Apidos CLO XIV, Series 2013-14A, Class C1, 3.53%, 4/15/25 (a)(b)		1,000	992,188
Apidos CLO XXI, Series 2015-21A, Class A1, 2.11%, 7/18/27 (a)(b)		4,375	4,354,437
Ares XXVIII CLO Ltd., Series 2013-3A, Class D, 4.18%, 10/17/24 (a)(b)		3,500	3,313,254
Ares XXXII CLO Ltd.:
Series 2014-32A, Class A2, 2.93%, 11/15/25 (a)(b)		2,500	2,495,584
Series 2014-32A, Class B, 3.88%, 11/15/25 (a)(b)		1,500	1,517,200
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.91%, 12/05/25 (a)(b)		1,000	892,437
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 7.94%, 7/18/28 (a)(b)		2,500	2,318,750
Ares XXXVII CLO Ltd.:
Series 2015-4A, Class C, 4.93%, 10/15/26 (a)(b)		4,000	3,885,259

See Notes to Financial Statements.

26	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-4A, Class D2, 7.70%, 10/15/26 (a)(b)	USD	2,000	$1,920,000
Atlas Senior Loan Fund Ltd.:
Series 2012-1A, Class A2L, 3.13%, 8/15/24 (a)(b)		1,500	1,500,153
Series 2012-1A, Class A3L, 4.13%, 8/15/24 (a)(b)		1,500	1,531,964
Series 2012-1A, Class B1L, 5.13%, 8/15/24 (a)(b)		600	608,592
Atrium IX, Series 9A, Class C, 3.92%, 2/28/24 (a)(b)		5,000	5,044,393
Atrium X, Series 10A, Class D, 4.18%, 7/16/25 (a)(b)		1,000	957,397
Atrium XII, Series 12A, Class B, 2.95%, 10/22/26 (a)(b)		5,000	5,047,500
Babson CLO Ltd.:
Series 2012-1A, Class A2, 2.68%, 4/15/22 (a)(b)		3,500	3,499,454
Series 2012-1A, Class B, 3.18%, 4/15/22 (a)(b)		4,000	3,959,138
Series 2015-2A, Class E, 6.25%, 7/20/27 (a)(b)		750	643,951
Series 2016-1A, Class E, 7.26%, 4/23/27 (a)(b)		2,450	2,205,563
Series 2016-2A, Class E, 7.63%, 7/20/28 (a)(b)		1,000	947,400
Battalion CLO VII Ltd., Series 2014-7A, Class A2, 3.23%, 10/17/26 (a)(b)		3,000	2,996,727
Bayview Opportunity Master Fund IIa Trust, Series 2016-RPL3, Class A1, 3.47%, 7/28/31 (a)		3,865	3,865,000
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE1, Class M2, 1.73%, 1/25/35 (b)		2,698	2,505,896
Series 2006-EC2, Class M2, 0.91%, 2/25/36 (b)		5,801	5,111,125
Series 2006-HE10, Class 22A, 0.63%, 12/25/36 (b)		9,075	7,635,360
Series 2006-HE7, Class 1A2, 0.66%, 9/25/36 (b)		2,301	1,956,073
Series 2006-HE9, Class 2A, 0.63%, 11/25/36 (b)		17,033	14,495,775
Series 2006-HE9, Class 3A, 0.63%, 11/25/36 (b)		24,639	21,657,643
Series 2007-HE1, Class 21A2, 0.65%, 1/25/37 (b)		2,444	2,227,760
Series 2007-HE2, Class 22A, 0.63%, 3/25/37 (b)		6,487	5,177,150
Series 2007-HE2, Class 23A, 0.63%, 3/25/37 (b)		9,001	6,902,873
Series 2007-HE3, Class 2A, 0.63%, 4/25/37 (b)		10,124	8,558,841
Series 2007-HE5, Class 2A, 0.71%, 6/25/47 (b)		29,359	25,919,008
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 2.21%, 4/25/34 (b)		5,709	5,288,614
Series 2005-4, Class M2, 1.29%, 1/25/36 (b)		7,455	7,059,202
Series 2006-1, Class M1, 0.99%, 2/25/36 (b)		3,172	3,044,409
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class B, 3.50%, 7/20/26 (a)(b)		2,000	1,950,000
Series 2014-IVA, Class C, 4.20%, 7/20/26 (a)(b)		500	461,263
Benefit Street Partners CLO Ltd., Series 2016-9A, Class E, 7.47%, 7/20/28 (a)		500	430,000

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 2.93%, 4/18/27 (a)(b)	USD	4,500	$4,488,750
Series 2015-VIA, Class B, 3.73%, 4/18/27 (a)(b)		500	492,500
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 3.63%, 7/18/27 (a)(b)		4,250	4,135,675
Benefit Street Partners CLO VIII Ltd:
Series 2015-8A, Class A2, 2.95%, 1/20/28 (a)(b)		1,000	996,910
Series 2015-8A, Class C, 4.60%, 1/20/28 (a)(b)		1,000	942,107
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.13%, 7/15/26 (a)(b)		1,500	1,390,347
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.11%, 7/15/18 (a)(b)		3,500	3,421,556
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.25%, 7/20/23 (a)(b)		1,500	1,502,071
Series 2012-1A, Class C, 3.95%, 7/20/23 (a)(b)		1,500	1,500,000
Series 2012-1A, Class D, 5.05%, 7/20/23 (a)(b)		1,850	1,864,333
Series 2012-2A, Class B1, 2.70%, 11/20/24 (a)(b)		2,000	1,999,713
Series 2014-1A, Class C, 3.39%, 4/30/26 (a)(b)		1,500	1,476,661
Series 2015-1A, Class B, 3.82%, 4/13/27 (a)(b)		1,000	1,005,725
Series 2015-1A, Class D, 6.12%, 4/13/27 (a)(b)		1,250	1,204,563
Series 2015-4A, Class E, 7.20%, 1/20/27 (a)(b)		1,000	957,500
Series 2016-2A, Class D, 7.70%, 8/20/28 (a)(b)		1,000	949,780
BlueMountain EUR CLO, Series 2016-1X, Class E, 6.60%, 4/25/30 (b)	EUR	450	461,848
BMW Vehicle Owner Trust, Series 2016-A, Class A3, 1.16%, 11/25/20	USD	3,010	3,008,389
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,400	1,427,556
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (b)	EUR	200	205,132
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 0.90%, 12/15/20 (a)(b)	USD	5,960	5,751,006
Series 2012-1A, Class B1, 2.63%, 1/15/24 (a)(b)		3,500	3,461,535
Series 2015-1A, Class B, 2.78%, 4/15/27 (a)(b)		3,500	3,459,282
Series 2016-1A, Class C, 4.17%, 4/15/28 (a)(b)		2,750	2,752,750
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, 4/15/22		6,200	6,200,000
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2A, Class C1R, 3.60%, 7/20/23 (a)(b)		1,750	1,743,336
Series 2012-4A, Class D, 5.20%, 1/20/25 (a)(b)		600	600,352
Series 2013-1A, Class C, 4.63%, 2/14/25 (a)(b)		2,000	1,985,950
Series 2013-2A, Class D, 4.43%, 4/18/25 (a)(b)		2,250	2,181,897
Series 2013-3A, Class B, 3.33%, 7/15/25 (a)(b)		1,000	976,148
Series 2015-1A, Class C, 3.85%, 4/20/27 (a)(b)		250	251,433

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2015-2A, Class A1, 2.20%, 4/27/27 (a)(b)	USD	6,000	$5,962,500
Series 2016-1A, Class C, 5.53%, 4/20/27 (a)(b)		1,250	1,251,000
Series 2016-1A, Class D, 8.23%, 4/20/27 (a)(b)		1,000	957,800
Carlyle Global Market Strategies Euro CLO, Series 2015-3X, Class D, 5.55%, 1/15/29 (b)	EUR	210	211,786
Carlyle Global Market Strategies Euro CLO Ltd., Series 2015-2X, Class D, 5.50%, 9/21/29 (b)		600	610,431
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 3/15/21	USD	3,800	3,836,517
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,028,933
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A2, 0.60%, 7/25/36 (b)		2,090	2,071,986
Series 2006-FRE1, Class A4, 0.74%, 7/25/36 (b)		2,876	1,768,915
Series 2006-NC2, Class A3, 0.64%, 6/25/36 (b)		8,001	6,921,351
Series 2006-NC4, Class A4, 0.73%, 10/25/36 (b)		36,000	21,920,944
Series 2006-NC5, Class A3, 0.64%, 1/25/37 (b)		4,000	2,342,496
Series 2007-FRE1, Class A2, 0.69%, 2/25/37 (b)		8,910	8,386,416
Series 2007-HE1, Class A2, 0.64%, 6/25/37 (b)		8,173	7,469,442
C-BASS Mortgage Loan Trust:
Series 2006-CB6, Class A23, 0.64%, 7/25/36 (b)		13,218	11,907,015
Series 2007-CB3, Class A1, 3.96%, 3/25/37 (b)(d)		8,403	4,600,243
Cedar Funding V CLO Ltd., Series 2016-5A, Class C, 3.73%, 7/17/28 (a)(b)		2,000	1,985,000
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.08%, 10/29/25 (a)(b)		2,250	2,230,279
CFIP CLO Ltd., Series 2013-1A, Class D, 4.45%, 4/20/24 (a)(b)		1,500	1,444,458
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		6,822	6,885,407
Series 2015-A4, Class A4, 1.84%, 4/15/22		2,770	2,822,481
Series 2016-A2, Class A, 1.37%, 6/15/21		6,980	7,009,567
Series 2016-A4, Class A, 1.47%, 7/15/22		6,000	6,025,036
Chesapeake Funding II LLC:
Series 2016-1A, Class A1, 2.11%, 3/15/28 (a)		4,220	4,247,181
Series 2016-2A, Class A1, 1.88%, 6/15/28 (a)		3,980	3,984,872
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.78%, 8/14/24 (a)(b)		1,750	1,742,866
Series 2014-1A, Class C, 3.48%, 4/18/25 (a)(b)		1,500	1,471,943
Series 2015-1A, Class A1, 2.22%, 1/22/27 (a)(b)		5,000	4,987,500
Series 2015-1A, Class B, 2.90%, 1/22/27 (a)(b)		1,250	1,237,471
Series 2015-1A, Class C, 3.70%, 1/22/27 (a)(b)		1,500	1,495,346
Series 2015-2A, Class A, 2.13%, 4/15/27 (a)(b)		2,750	2,727,374

Asset-Backed Securities		Par (000)	Value
Series 2015-4A, Class C1, 4.50%, 10/20/27 (a)(b)	USD	1,100	$1,008,425
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/23		5,500	5,847,872
Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,063,726
CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, 8/15/21		2,050	2,060,118
Colony American Homes, Series 2015-1A, Class D, 2.60%, 7/17/32 (a)(b)		3,675	3,601,807
Colony Starwood Homes Trust:
Series 2016-1A, Class D, 3.55%, 7/17/33 (a)(b)		6,425	6,467,763
Series 2016-1A, Class E, 4.63%, 7/17/33 (a)(b)		16,640	16,658,497
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 2.24%, 9/01/33 (b)		10,530	9,591,691
Conseco Financial Corp.:
Series 1996-5, Class M1, 8.05%, 7/15/27 (b)		2,050	2,057,845
Series 1997-7, Class M1, 7.03%, 7/15/28		5,770	5,584,147
Series 1998-8, Class A1, 6.28%, 9/01/30		12,388	13,058,748
Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.42%, 11/15/23 (a)		4,300	4,310,941
Credit-Based Asset Servicing and Securitization LLC:
Series 2007-CB6, Class A4, 0.83%, 7/25/37 (a)(b)		2,573	1,627,458
Series 2007-RP1, Class A, 0.80%, 5/25/46 (a)(b)		8,549	6,828,878
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 5.70%, 7/20/26 (a)(b)		1,833	1,548,885
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 0.63%, 10/15/36 (b)		2,672	2,336,550
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 1/18/22		4,000	4,051,006
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,115,759
Series 2015-A2, Class A, 1.90%, 10/17/22		3,240	3,308,329
Dryden 34 Senior Loan Fund, Series 2014-34A, Class D, 4.28%, 10/15/26 (a)(b)		1,000	912,500
Dryden 36 Senior Loan Fund:
Series 2014-36A, Class B, 2.98%, 11/09/25 (a)(b)		2,000	2,000,000
Series 2014-36A, Class C, 3.68%, 11/09/25 (a)(b)		2,750	2,734,284
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 7.92%, 7/20/29 (a)(b)		1,000	936,000
Dryden XXII Senior Loan Fund, Series 2011-22A, Class CR, 4.68%, 1/15/22 (a)(b)		2,000	1,988,367
Eaton Vance CLO Ltd., Series 2013-1A, Class A2, 2.43%, 11/13/24 (a)(b)		3,500	3,433,874
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 2/22/22 (a)		3,170	3,168,481
Series 2016-2, Class A3, 2.04%, 2/22/22 (a)		1,480	1,479,758
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (b)	EUR	250	236,400
Figueroa CLO Ltd., Series 2013-1A, Class C, 4.29%, 3/21/24 (a)(b)	USD	5,900	5,631,644

See Notes to Financial Statements.

28	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
First Franklin Mortgage Loan Trust, Series 2006-FFH1, Class M1, 0.86%, 1/25/36 (b)	USD	10,000	$8,055,474
Flatiron CLO Ltd.:
Series 2011-1A, Class D, 4.28%, 1/15/23 (a)(b)		1,000	989,646
Series 2012-1A, Class C, 5.21%, 10/25/24 (a)(b)		725	725,176
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42%, 1/15/20		3,265	3,271,214
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 3.20%, 4/20/23 (a)(b)		1,900	1,879,406
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 5.03%, 11/15/24 (a)(b)		4,365	4,364,809
GFT Mortgage Loan Trust, Series 2015-GFT2, Class A, 4.34%, 6/25/59 (a)(d)		3,144	3,148,335
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 0.63%, 12/25/36 (b)		16,800	15,023,699
Series 2006-HE4, Class A2, 0.63%, 12/25/36 (b)		3,253	2,909,355
GoldenTree Loan Opportunities VI Ltd.:
Series 2012-6A, Class B, 3.03%, 4/17/22 (a)(b)		2,000	2,016,264
Series 2012-6A, Class C, 3.93%, 4/17/22 (a)(b)		1,500	1,516,773
Series 2012-6A, Class E, 6.18%, 4/17/22 (a)(b)		600	581,987
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.01%, 4/25/25 (a)(b)		1,500	1,442,700
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 6.18%, 7/17/23 (a)(b)		1,000	958,046
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (b)		9,347	9,136,649
Series 2000-1, Class A4, 8.14%, 3/20/30 (b)		9,969	10,605,470
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (d)		4,938	2,618,648
GSAMP Trust, Series 2006-HE6, Class A4, 0.73%, 8/25/36 (b)		2,884	2,201,289
Harvest CLO, Series 16X, Class E, 0.00%, 10/15/29 (b)(c)		235	244,629
Highbridge Loan Management Ltd.:
Series 3A-2014, Class C, 4.28%, 1/18/25 (a)(b)		1,375	1,287,367
Series 4A-2014, Class B, 3.74%, 7/28/25 (a)(b)		1,250	1,246,519
Series 5A-2015, Class C1, 3.95%, 1/29/26 (a)(b)		6,000	6,000,856
Series 6A-2015, Class C, 3.70%, 5/05/27 (a)(b)		1,100	1,097,880
Series 8A-2016, Class D, 5.55%, 4/20/27 (a)(b)		1,000	946,420
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.08%, 7/19/27 (a)(b)		1,300	1,149,200
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.82%, 3/15/21 (a)		420	421,953
Invitation Homes Trust:
Series 2014-SFR1, Class D, 3.08%, 6/17/31 (a)(b)		7,966	7,989,568
Series 2014-SFR2, Class D, 3.23%, 9/17/31 (a)(b)		1,960	1,968,878
Series 2014-SFR2, Class E, 3.89%, 9/17/31 (a)(b)		1,500	1,482,658
Series 2014-SFR3, Class D, 3.48%, 12/17/31 (a)(b)		345	348,247
Series 2014-SFR3, Class E, 4.98%, 12/17/31 (a)(b)		13,480	13,688,425

Asset-Backed Securities		Par (000)	Value
Series 2015-SFR1, Class D, 3.45%, 3/17/32 (a)(b)	USD	2,230	$2,253,170
Series 2015-SFR3, Class D, 3.23%, 8/17/32 (a)(b)		12,975	13,020,284
Series 2015-SFR3, Class E, 4.23%, 8/17/32 (a)(b)		7,500	7,499,977
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (d)		4,398	2,456,005
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (d)		5,521	3,080,909
LCM XIII LP, Series 13A, Class D, 4.49%, 1/19/23 (a)(b)		1,500	1,463,017
LCM XVII LP, Series 17A, Class D, 4.18%, 10/15/26 (a)(b)		1,000	957,751
LCM XVIII LP, Series 18A, Class C1, 3.85%, 4/20/27 (a)(b)		1,500	1,500,333
LCM XXI LP:
Series 21A, Class D, 5.80%, 4/20/28 (a)(b)		2,000	2,022,861
Series 21A, Class E, 8.35%, 4/20/28 (a)(b)		1,500	1,499,735
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.20%, 6/20/21 (a)(b)		4,000	3,809,741
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.71%, 2/25/36 (b)		19,617	15,775,604
Series 2006-4, Class 1A, 0.64%, 5/25/36 (b)		40,393	22,036,854
Madison Park Funding IX Ltd.:
Series 2012-9AR, Class AR, 1.61%, 8/15/22 (a)(b)		3,750	3,742,479
Series 2012-9AR, Class B2R, 2.72%, 8/15/22 (a)(d)		2,500	2,500,622
Madison Park Funding Ltd., Series 2012-9A, Class E, 5.88%, 8/15/22 (a)(b)		2,750	2,596,871
Madison Park Funding X Ltd., Series 2012-10A, Class D, 4.95%, 1/20/25 (a)(b)		1,000	1,004,460
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 4.21%, 10/23/25 (a)(b)		5,000	4,679,291
Madison Park Funding XIII Ltd., Series 2014-13A, Class C, 3.44%, 1/19/25 (a)(b)		1,000	990,042
Madison Park Funding XIV Ltd., Series 2014-14A, Class C1, 3.80%, 7/20/26 (a)(b)		4,500	4,526,100
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.15%, 1/22/28 (a)(b)		1,000	921,460
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.98%, 1/27/26 (a)(b)		1,450	1,466,474
Madison Park Funding XVI Ltd.:
Series 2015-16A, Class A2A, 2.90%, 4/20/26 (a)(b)		4,750	4,723,875
Series 2015-16A, Class B, 3.70%, 4/20/26 (a)(b)		1,000	999,400
MASTR Asset Backed Securities Trust, Series 2006-AM2, Class A4, 0.75%, 6/25/36 (a)(b)		3,831	2,520,658
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 0.88%, 12/25/36 (b)		1,500	1,275,430
Mill Creek II CLO Ltd.:
Series 2016-1A, Class C, 4.35%, 4/20/28 (a)(b)		1,000	1,000,000
Series 2016-1A, Class D, 5.12%, 4/20/28 (a)(b)		1,000	985,000
Series 2016-1A, Class E, 8.37%, 4/20/28 (a)(b)		1,000	995,000

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 0.56%, 11/25/36 (b)	USD	9,916	$4,466,444
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (b)(d)		874	446,851
Muir Woods CLO Ltd.:
Series 2012-1A, Class B, 3.26%, 9/14/23 (a)(b)		5,500	5,534,597
Series 2012-1A, Class C, 4.41%, 9/14/23 (a)(b)		2,000	2,045,102
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class ER, 6.96%, 7/25/23 (a)(b)		1,000	986,333
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class C, 3.56%, 1/23/24 (a)(b)		2,000	1,994,779
Series 2012-13A, Class D, 5.21%, 1/23/24 (a)(b)		2,000	2,000,479
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.93%, 10/15/25 (a)(b)		2,500	2,297,248
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 4.19%, 8/04/25 (a)(b)		750	696,897
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.78%, 11/14/25 (a)(b)		1,350	1,350,121
Series 2014-18A, Class C, 4.38%, 11/14/25 (a)(b)		1,250	1,170,929
Nissan Master Owner Trust Receivables:
Series 2015-A, Class A2, 1.44%, 1/15/20		2,770	2,774,146
Series 2016-A, Class A2, 1.55%, 6/15/21		2,930	2,926,631
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 3.69%, 1/23/27 (a)(b)		1,850	1,852,775
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.93%, 11/15/25 (a)(b)		6,000	5,984,941
Series 2015-B1A, Class A, 2.18%, 2/15/26 (a)(b)		14,625	14,551,909
Series 2015-B1A, Class B, 2.93%, 2/15/26 (a)(b)		2,550	2,552,860
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (a)		1,276	1,273,296
Series 1999-C, Class A2, 7.48%, 8/15/27		7,570	7,531,492
Series 2001-D, Class A3, 5.90%, 9/15/22 (b)		625	518,503
Series 2002-B, Class A4, 7.09%, 6/15/32 (b)		138	146,815
OCP CLO Ltd.:
Series 2015-8A, Class A1, 2.21%, 4/17/27 (a)(b)		4,750	4,726,994
Series 2015-8A, Class C, 4.33%, 4/17/27 (a)(b)		1,000	925,000
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 4.03%, 4/15/27 (a)(b)		2,250	2,251,492
Series 2016-1A, Class D, 5.63%, 4/15/27 (a)(b)		1,250	1,254,881
Series 2016-1A, Class E, 8.53%, 4/15/27 (a)(b)		875	878,797
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.78%, 5/05/23 (a)(b)		1,000	959,996

Asset-Backed Securities		Par (000)	Value
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.68%, 1/15/24 (a)(b)	USD	2,000	$1,966,489
Octagon Investment Partners XX Ltd., Series 2014-1A, Class A, 2.07%, 8/12/26 (a)(b)		5,500	5,459,903
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 3.95%, 11/25/25 (a)(b)		2,000	2,000,699
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		3,889	3,901,078
OZLM Funding III Ltd., Series 2013-3A, Class C, 4.60%, 1/22/25 (a)(b)		4,250	4,182,048
OZLM Funding Ltd.:
Series 2012-1A, Class DR, 7.40%, 7/22/27 (a)(b)		1,500	1,386,766
Series 2012-2A, Class A2, 3.29%, 10/30/23 (a)(b)		2,000	2,000,000
OZLM IX Ltd., Series 2014-9A, Class B, 4.00%, 1/20/27 (a)(b)		1,500	1,500,445
OZLM VI Ltd., Series 2014-6A, Class B, 3.58%, 4/17/26 (a)(b)		500	497,473
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 2.19%, 1/30/27 (a)(b)		8,750	8,716,687
Series 2015-11A, Class B, 3.64%, 1/30/27 (a)(b)		3,750	3,739,135
Series 2015-11A, Class C2, 4.39%, 1/30/27 (a)(b)		1,100	1,030,447
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.09%, 4/30/27 (a)(b)		2,750	2,752,706
Series 2015-12A, Class A2, 2.64%, 4/30/27 (a)(b)		3,750	3,750,031
Series 2015-12A, Class D, 6.04%, 4/30/27 (a)(b)		1,250	1,050,974
OZLM XIII Ltd.:
Series 2015-13A, Class B, 3.34%, 7/30/27 (a)(b)		4,600	4,442,740
Series 2015-13A, Class C, 5.14%, 7/30/27 (a)(b)		1,000	962,800
Series 2015-13A, Class D, 6.09%, 7/30/27 (a)(b)		1,000	777,370
OZLM XIV Ltd.:
Series 2015-14A, Class C, 5.03%, 1/15/29 (a)(b)		950	919,783
Series 2015-14A, Class D, 6.73%, 1/15/29 (a)(b)		1,000	915,091
Palmer Square CLO Ltd., Series 2014-1A, Class C, 4.53%, 10/17/22 (a)(b)		500	482,921
Pinnacle Park CLO Ltd., Series 2014-1A, Class C, 3.78%, 4/15/26 (a)(b)		1,500	1,503,801
Pretium Mortgage Credit Partners I LLC:
Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(d)		11,232	11,291,600
Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (a)(d)		14,961	15,065,932
Progress Residential Trust:
Series 2014-SFR1, Class E, 4.60%, 10/17/31 (a)(b)		8,450	8,462,732
Series 2015-SFR1, Class E, 4.48%, 2/17/32 (a)(b)		3,205	3,215,633
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		1,625	1,667,782
Series 2016-SFR1, Class D, 3.23%, 9/17/33 (a)(b)		7,345	7,345,000

See Notes to Financial Statements.

30	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-SFR1, Class E, 4.33%, 9/17/33 (a)(b)	USD	4,640	$4,640,000
Race Point V CLO Ltd., Series 2011-5AR, Class ER, 6.65%, 12/15/22 (a)(b)		1,500	1,461,513
Race Point VIII CLO Ltd., Series 2013-8A, Class A, 1.89%, 2/20/25 (a)(b)		3,500	3,474,146
Regatta Funding LP, Series 2013-2A, Class C, 4.68%, 1/15/25 (a)(b)		1,750	1,651,853
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,034,631
Series 2016-2, Class A3, 1.56%, 5/15/20		1,040	1,040,474
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.18%, 7/17/26 (a)(b)		4,000	3,749,743
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 1.73%, 4/15/25 (a)(b)		6,700	6,619,931
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.08%, 5/15/26 (a)(b)		1,982	1,969,548
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 0.83%, 3/15/23 (b)		467	463,182
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,346	1,377,024
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		2,810	2,860,026
Series 2012-E, Class A2A, 2.09%, 6/15/45 (a)		5,050	5,066,957
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		525	523,783
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		815	813,600
Series 2013-B, Class A2B, 1.58%, 6/17/30 (a)(b)		1,455	1,457,675
SMB Private Education Loan Trust:
Series 2014-A, Class A2A, 3.05%, 5/15/26 (a)		4,800	4,961,457
Series 2016-A, Class A2A, 2.70%, 5/15/31 (a)		960	973,162
Series 2016-B, Class A2A, 2.43%, 2/17/32 (a)		1,085	1,082,689
SoFi Professional Loan Program LLC:
Series 2015-D, Class A2, 2.72%, 10/27/36 (a)		2,054	2,092,199
Series 2016-A, Class A1, 2.24%, 8/25/36 (a)(b)		3,661	3,732,842
Series 2016-C, Class A2B, 2.36%, 12/25/32 (a)		430	428,452
Sound Point CLO I Ltd., Series 2012-1A, Class C, 4.00%, 10/20/23 (a)(b)		1,000	1,006,240
Sound Point CLO IX Ltd.:
Series 2015-2A, Class D, 4.25%, 7/20/27 (a)(b)		1,000	941,461
Series 2015-2A, Class E, 6.20%, 7/20/27 (a)(b)		1,000	887,500
Sound Point CLO VII Ltd., Series 2014-3A, Class A, 2.21%, 1/23/27 (a)(b)		4,250	4,225,093
Sound Point CLO XII Ltd.:
Series 2016-2A, Class D, 4.73%, 10/20/28 (a)(b)		1,000	953,500
Series 2016-2A, Class E, 6.88%, 10/20/28 (a)(b)		1,500	1,285,322
Symphony CLO Ltd.:
Series 2012-10AR, Class AR, 1.91%, 7/23/23 (a)(b)		1,000	996,947
Series 2012-10AR, Class CR, 3.49%, 7/23/23 (a)(b)		2,500	2,495,045
Symphony CLO XI Ltd., Series 2013-11A, Class C, 3.83%, 1/17/25 (a)(b)		7,000	7,076,168

Asset-Backed Securities		Par (000)	Value
Symphony CLO XII Ltd.:
Series 2013-12A, Class A, 1.98%, 10/15/25 (a)(b)	USD	1,500	$1,488,641
Series 2013-12A, Class C, 3.43%, 10/15/25 (a)(b)		2,250	2,213,373
Symphony CLO XV Ltd., Series 2014-15A, Class C, 3.88%, 10/17/26 (a)(b)		1,750	1,745,625
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.13%, 7/15/28 (a)(b)		1,000	856,097
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.50%, 4/15/28 (a)(b)		750	754,981
Synchrony Credit Card Master Note Trust:
Series 2016-1, Class A, 2.04%, 3/15/22		5,000	5,066,520
Series 2016-2, Class A, 2.21%, 5/15/24		6,400	6,506,553
TICP CLO I Ltd.:
Series 2014-1A, Class A1, 2.22%, 4/26/26 (a)(b)		2,000	1,992,830
Series 2015-1A, Class A, 2.20%, 7/20/27 (a)(b)		2,250	2,235,424
TICP CLO III Ltd.:
Series 2014-3A, Class A, 2.24%, 1/20/27 (a)(b)		2,750	2,729,278
Series 2014-3A, Class B1, 3.05%, 1/20/27 (a)(b)		5,000	4,985,822
Treman Park CLO Ltd., Series 2015-1A, Class D, 4.49%, 4/20/27 (a)(b)		1,000	961,733
Trimaran CLO VII Ltd., Series 2007-1A, Class A3L, 1.32%, 6/15/21 (a)(b)		3,000	2,912,993
Tyron Park CLO Ltd., Series 2013-1A, Class C, 4.18%, 7/15/25 (a)(b)		1,250	1,167,284
Venture X CLO Ltd., Series 2012-10A, Class C, 3.95%, 7/20/22 (a)(b)		1,500	1,504,829
Venture XIX CLO Ltd.:
Series 2014-19A, Class A, 2.28%, 1/15/27 (a)(b)		2,350	2,345,159
Series 2014-19A, Class C, 3.98%, 1/15/27 (a)(b)		2,400	2,400,000
Venture XX CLO Ltd.:
Series 2015-20A, Class B1, 2.78%, 4/15/27 (a)(b)		1,000	988,800
Series 2015-20A, Class C, 3.83%, 4/15/27 (a)(b)		600	599,902
Vibrant CLO IV Ltd., Series 2016-4A, Class C, 3.93%, 7/20/28 (a)(b)		4,100	3,997,500
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (a)(d)		15,176	15,162,978
VOLT XLVII LLC, Series 2016-NPL7, Class A1, 3.75%, 6/25/46 (a)(d)		11,513	11,501,906
VOLT XLVIII LLC, Series 2016-NPL8, Class A1, 3.50%, 7/25/46 (a)(d)		5,329	5,329,156
Voya CLO Ltd.:
Series 2012-1RA, Class CR, 4.36%, 3/14/22 (a)(b)		4,000	4,053,502
Series 2012-2A, Class BR, 2.63%, 10/15/22 (a)(b)		11,750	11,686,433
Series 2012-2A, Class CR, 3.63%, 10/15/22 (a)(b)		2,500	2,479,850
Series 2012-3A, Class AR, 2.00%, 10/15/22 (a)(b)		1,000	996,438
Series 2012-4A, Class B, 3.83%, 10/15/23 (a)(b)		1,500	1,500,065
Series 2013-2A, Class A1, 1.86%, 4/25/25 (a)(b)		3,500	3,466,636
Series 2014-1A, Class B, 3.38%, 4/18/26 (a)(b)		2,000	1,956,190
Series 2014-4A, Class A1, 2.17%, 10/14/26 (a)(b)		5,000	4,993,000
Series 2014-4A, Class A2A, 3.07%, 10/14/26 (a)(b)		2,000	2,000,026

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2014-4A, Class B, 4.02%, 10/14/26 (a)(b)	USD	1,800	$1,800,404
Series 2015-1A, Class A2, 2.78%, 4/18/27 (a)(b)		5,750	5,733,325
Series 2015-2A, Class D, 4.11%, 7/23/27 (a)(b)		750	661,214
Series 2016-2A, Class D, 7.63%, 7/19/28 (a)(b)		1,500	1,393,109
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 0.63%, 7/25/37 (a)(b)		5,722	4,867,849
Washington Mutual Asset-Backed Securities Asset-Backed Certificates, Series 2006-HE5, Class 1-A, 0.64%, 10/25/36 (b)		24,953	17,899,721
Webster Park CLO Ltd.:
Series 2015-1A, Class B1, 3.80%, 1/20/27 (a)(b)		4,300	4,299,914
Series 2015-1A, Class C, 4.75%, 1/20/27 (a)(b)		4,600	4,439,828
Series 2015-1A, Class D, 6.80%, 1/20/27 (a)(b)		2,250	1,965,442
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, 5.01%, 7/20/28 (a)(b)		500	494,500
Series 2016-1A, Class E, 7.86%, 7/20/28 (a)(b)		1,000	950,000
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(d)		7,438	7,456,216
Wind River CLO Ltd., Series 2012-1A, Class D, 5.68%, 1/15/24 (a)(b)		1,000	997,800
World Financial Network Credit Card Master Trust:
Series 2013-A, Class A, 1.61%, 12/15/21		5,070	5,090,400
Series 2016-A, Class A, 2.03%, 4/15/25		2,910	2,923,642
York CLO Ltd., Series 2016-1A, Class E, 6.44%, 7/20/25 (a)(b)		2,000	1,650,000
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.26%, 10/17/26 (a)(b)		4,000	3,998,400
Total Asset-Backed Securities — 9.5%			1,270,349,400

Common Stocks		Shares
Aerospace & Defense — 0.1%
Boeing Co.		10,933	1,461,305
Northrop Grumman Corp.		10,390	2,250,786
United Technologies Corp.		46,499	5,005,617

			8,717,708
Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.		7,308	508,783
Deutsche Post AG, Registered Shares		400,015	11,938,124
Royal Mail PLC		213,614	1,440,435
United Parcel Service, Inc., Class B		48,419	5,234,094

			19,121,436
Airlines — 0.0%
Delta Air Lines, Inc.		16,371	634,376
easyJet PLC		2,961	40,728

Common Stocks	Shares	Value
Airlines (continued)
Singapore Airlines Ltd.	353,000	$2,893,459
Southwest Airlines Co.	11,943	442,010

		4,010,573
Auto Components — 0.1%
Bridgestone Corp.	2,600	90,040
Continental AG	6,105	1,280,330
Cub Elecparts, Inc.	156,000	1,891,642
GKN PLC	82,129	314,349
Lear Corp.	3,117	353,624
Nokian Renkaat Oyj	62,907	2,338,574
Valeo SA	5,171	265,279
Yokohama Rubber Co. Ltd.	3,500	47,006

		6,580,844
Automobiles — 0.3%
Bayerische Motoren Werke AG	142,890	12,312,051
Bayerische Motoren Werke AG, Preference Shares	23,204	1,681,811
Daimler AG, Registered Shares	201,536	13,701,300
Ford Motor Co.	119,385	1,511,414
Hero MotoCorp Ltd.	129,863	6,213,710
Nissan Motor Co. Ltd.	4,800	46,505
Peugeot SA (c)	69,763	1,053,700
Renault SA	6,485	567,013

		37,087,504
Banks — 0.6%
Banco de Chile	11,791,890	1,309,329
Bank of Nova Scotia	38,542	1,957,431
Canadian Imperial Bank of Commerce	26,591	2,020,114
China Construction Bank Corp., H Shares	5,800,000	3,900,733
Citizens Financial Group, Inc.	244,769	5,465,692
Credicorp Ltd.	9,327	1,495,398
Danske Bank A/S	26,046	708,323
DBS Group Holdings Ltd.	380,400	4,397,747
Huntington Bancshares, Inc.	37,939	360,421
Industrial & Commercial Bank of China Ltd., H Shares	8,223,000	4,691,145
Itau UniBanco Holding SA — ADR, Preference Shares	887,589	9,275,302
JPMorgan Chase & Co.	2,551	163,187
Kasikornbank Pcl — NVDR	518,200	2,946,006
Lloyds Banking Group PLC	9,825,271	6,910,616
M&T Bank Corp.	56,039	6,419,828
Nordea Bank AB	62,848	559,955
OTP Bank PLC	18,934	461,725
Regions Financial Corp.	103,854	952,341
Royal Bank of Canada	30,616	1,866,295
Siam Commercial Bank Pcl — NVDR	921,300	4,207,697
Svenska Handelsbanken AB, A Shares	564,408	6,785,894
Toronto-Dominion Bank	15,520	676,240
U.S. Bancorp	154,063	6,496,837
Wells Fargo & Co.	131,784	6,321,678

		80,349,934
Beverages — 0.4%
Ambev SA — ADR	581,751	3,362,521

See Notes to Financial Statements.

32	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Beverages (continued)
Anheuser-Busch InBev SA/NV	84,697	$10,942,244
Arca Continental SAB de CV	12,500	80,340
Coca-Cola Amatil Ltd.	6,775	47,395
Coca-Cola Co.	236,153	10,303,355
Coca-Cola European Partners PLC	5,277	196,990
Coca-Cola Femsa SAB de CV, Series L	78,700	617,008
Diageo PLC	278,782	7,988,979
Dr. Pepper Snapple Group, Inc.	17,524	1,726,289
Fomento Economico Mexicano SAB de CV — ADR	12,859	1,150,881
PepsiCo, Inc.	99,091	10,792,992

		47,208,994
Biotechnology — 0.1%
AbbVie, Inc.	90,510	5,994,477
Biocon Ltd.	249,492	3,093,451

		9,087,928
Building Products — 0.1%
Assa Abloy AB, Class B	202,768	4,448,338
Fortune Brands Home & Security, Inc.	741	46,883
Geberit AG, Registered Shares	14,848	5,726,250
Masco Corp.	10,856	396,027

		10,617,498
Capital Markets — 0.0%
CETIP SA — Mercados Organizados	55,125	739,556
Chemicals — 0.2%
Covestro AG	66,961	3,129,982
Eastman Chemical Co.	8,634	563,196
Evonik Industries AG	20,682	645,150
Givaudan SA, Registered Shares	2,947	6,052,376
Koninklijke DSM NV	78,846	5,046,474
LyondellBasell Industries NV, Class A	2,091	157,369
PPG Industries, Inc.	1,781	186,489
Sika AG	1,390	6,511,790
Syngenta AG, Registered Shares	12,954	5,094,617
Yara International ASA	98,705	3,217,910

		30,605,353
Commercial Services & Supplies — 0.1%
Edenred	113,831	2,582,366
Loomis AB, Class B	104,492	3,014,436
Waste Management, Inc.	18,119	1,198,028

		6,794,830
Communications Equipment — 0.2%
Cisco Systems, Inc.	565,982	17,279,430
Motorola Solutions, Inc.	8,585	595,627
Telefonaktiebolaget LM Ericsson, B Shares	1,738,240	12,962,731

		30,837,788
Construction & Engineering — 0.2%
Boskalis Westminster	48,203	1,771,618
Bouygues SA	114,358	3,387,630
HOCHTIEF AG	20,081	2,633,430
Jacobs Engineering Group, Inc. (c)	13,179	705,340
Skanska AB, B Shares	254,304	5,406,114
SPIE SA	236,990	4,505,054
Vinci SA	84,953	6,456,902

		24,866,088
Construction Materials — 0.0%
Siam Cement Pcl — NVDR	182,450	2,678,848
Containers & Packaging — 0.1%
DS Smith PLC	849,644	4,406,504

Common Stocks	Shares	Value
Containers & Packaging (continued)
International Paper Co.	205,132	$9,397,097

		13,803,601
Distributors — 0.1%
Genuine Parts Co.	97,208	9,938,546
Jardine Cycle & Carriage Ltd.	148,800	4,371,710
LKQ Corp. (c)	8,420	289,564

		14,599,820
Diversified Consumer Services — 0.1%
H&R Block, Inc.	460,699	10,960,029
Kroton Educacional SA	1,379,734	6,212,718

		17,172,747
Diversified Financial Services — 0.1%
BM&FBovespa SA	374,914	2,203,880
Fubon Financial Holding Co. Ltd.	253,000	314,839
IG Group Holdings PLC	480,382	5,627,019
Industrivarden AB, C Shares	89,730	1,509,686
London Stock Exchange Group PLC	156,074	5,743,136

		15,398,560
Diversified Telecommunication Services — 0.7%
BCE, Inc.	25,046	1,199,499
BT Group PLC	1,189,038	6,496,241
CenturyLink, Inc.	7,682	241,522
Chunghwa Telecom Co. Ltd.	695,000	2,483,595
Deutsche Telekom AG, Registered Shares	691,486	11,764,010
Elisa Oyj	83,472	3,028,424
HKT Trust & HKT Ltd.	1,381,000	2,182,288
Inmarsat PLC	4,322	44,688
Koninklijke KPN NV	2,536,674	8,343,410
Nippon Telegraph & Telephone Corp.	91,900	4,367,067
PCCW Ltd.	2,062,000	1,502,315
Swisscom AG, Registered Shares	14,685	7,224,278
Telekomunikasi Indonesia Persero Tbk PT	7,727,500	2,515,387
TeliaSonera AB	1,634,038	7,456,389
TELUS Corp.	406,910	13,616,128
Turk Telekomunikasyon A/S	54,818	111,000
Verizon Communications, Inc.	264,927	14,679,605

		87,255,846
Electric Utilities — 0.3%
AusNet Services	36,558	49,192
Cheung Kong Infrastructure Holdings Ltd.	44,000	389,523
Chubu Electric Power Co., Inc.	26,600	390,798
Chugoku Electric Power Co., Inc.	4,300	53,999
CLP Holdings Ltd.	339,000	3,533,023
DONG Energy A/S (c)	62,260	2,535,858
EDP — Energias de Portugal SA	1,288,081	4,418,457
EDP — Energias do Brasil SA	10,900	48,341
Enel SpA	1,878,852	8,647,584
Enersis Americas SA	764,368	134,262
Equatorial Energia SA	59,800	1,019,905
Fortum Oyj	282,005	4,684,704
Interconexion Electrica SA ESP	29,843	88,751
Red Electrica Corp SA	65,436	1,498,804
Southern Co.	124,797	6,676,640
SSE PLC	2,193	44,020
Terna Rete Elettrica Nazionale SpA	1,025,683	5,587,239
Tohoku Electric Power Co., Inc.	21,500	276,213
Transmissora Alianca de Energia Eletrica SA	74,500	594,180

		40,671,493
Electrical Equipment — 0.0%
OSRAM Licht AG	9,314	484,585

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — 0.1%
AAC Technologies Holdings, Inc.	33,000	$308,469
Arrow Electronics, Inc. (c)	2,864	190,427
Avnet, Inc.	14,707	604,458
CDW Corp.	1,189	51,044
Chin-Poon Industrial Co. Ltd.	792,000	1,739,312
Delta Electronics Thailand Pcl — NVDR	73,200	150,084
Flextronics International Ltd. (c)	3,878	49,134
Hexagon AB, B Shares	165,800	6,540,109
Hon Hai Precision Industry Co. Ltd.	1,337,050	3,689,731
TE Connectivity Ltd.	6,036	363,850
Tongda Group Holdings Ltd.	8,640,000	1,742,384
Tripod Technology Corp.	866,000	1,773,577
Yageo Corp.	850,732	1,450,494

		18,653,073
Food & Staples Retailing — 0.2%
Aeon Co. Ltd.	3,200	45,981
BIM Birlesik Magazalar A/S	13,632	252,178
CVS Health Corp.	48,607	4,506,841
FamilyMart Co. Ltd.	1,800	105,995
Koninklijke Ahold Delhaize NV	285,542	6,817,117
Kroger Co.	54,278	1,855,765
Lawson, Inc.	29,900	2,302,252
METRO AG	34,197	1,100,237
SPAR Group Ltd.	229,688	3,426,478
Sysco Corp.	32,512	1,683,796
Wal-Mart Stores, Inc.	27,775	2,026,742

		24,123,382
Food Products — 0.2%
Bunge Ltd.	3,550	233,732
General Mills, Inc.	35,974	2,586,171
Gruma SAB de CV, B Shares	31,260	450,044
Grupo Bimbo SAB de CV, Series A	59,100	176,607
Hormel Foods Corp.	24,376	910,444
Ingredion, Inc.	9,089	1,211,018
McCormick & Co., Inc., Non-Voting Shares	1,167	119,326
Nestlé SA, Registered Shares	295,167	23,652,510
NH Foods Ltd.	22,000	535,001
Qinqin Foodstuffs Group Cayman Co. Ltd. (c)	158,900	58,781
Thai Union Group Pcl — NVDR	266,300	166,977
Tyson Foods, Inc., Class A	29,519	2,172,598

		32,273,209
Gas Utilities — 0.1%
Enagas SA	11,577	352,948
Gas Natural SDG SA	194,809	4,029,586
Osaka Gas Co. Ltd.	368,000	1,485,190
Snam SpA	1,565,488	9,061,985
Tokyo Gas Co. Ltd.	667,000	2,839,356

		17,769,065
Health Care Equipment & Supplies — 0.0%
Ansell Ltd.	445,308	6,561,303
Health Care Providers & Services — 0.2%
Aetna, Inc.	3,210	369,824
AmerisourceBergen Corp.	49,396	4,208,045
Anthem, Inc.	26,295	3,453,585
Cardinal Health, Inc.	68,016	5,686,138
Express Scripts Holding Co. (c)	24,098	1,833,135
McKesson Corp.	9,260	1,801,626
Qualicorp SA	324,856	2,139,056
Quest Diagnostics, Inc.	2,363	204,069
Sonic Healthcare Ltd.	334,100	5,836,460
UnitedHealth Group, Inc.	27,595	3,951,604

		29,483,542

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp.	57,380	$2,680,794
Darden Restaurants, Inc.	12,121	746,169
Domino’s Pizza Enterprises Ltd.	961	55,057
Flight Centre Travel Group Ltd.	5,940	145,570
McDonald’s Corp.	63,664	7,490,070
Paddy Power PLC	35,220	4,130,824
Royal Caribbean Cruises Ltd.	3,006	217,755
Sands China Ltd.	1,191,200	4,557,752
Tabcorp Holdings Ltd.	42,073	156,548
TUI AG	3,565	46,412
William Hill PLC	12,795	54,123
Wyndham Worldwide Corp.	18,712	1,328,926

		21,610,000
Household Durables — 0.0%
Barratt Developments PLC	107,352	621,623
Berkeley Group Holdings PLC	18,823	667,668
Husqvarna AB, B Shares	14,529	124,709
Persimmon PLC	29,426	657,012

		2,071,012
Household Products — 0.1%
Clorox Co.	9,274	1,215,543
Kimberly-Clark Corp.	5,089	659,280
Kimberly-Clark de Mexico SAB de CV, A Shares	1,510,390	3,413,884
Svenska Cellulosa AB SCA, B Shares	176,415	5,244,589

		10,533,296
Independent Power and Renewable Electricity Producers — 0.1%
Cia Energetica de Sao Paulo, B Shares, Preference Shares	65,200	279,107
Engie Brasil Energia SA	9,200	121,242
Glow Energy PCL — NVDR	109,500	269,945
Huaneng Power International, Inc., H Shares	450,000	277,223
NTPC Ltd.	2,919,099	6,911,994

		7,859,511
Industrial Conglomerates — 0.1%
3M Co.	46,421	8,279,650
General Electric Co.	216,870	6,753,332
LG Corp.	23,368	1,327,356
NWS Holdings Ltd.	60,000	98,391

		16,458,729
Insurance — 1.0%
Admiral Group PLC	5,912	169,213
AIA Group Ltd.	626,600	3,903,211
Allianz SE, Registered Shares	85,225	12,211,498
Aviva PLC	753,928	3,882,387
AXA SA	899,299	18,302,932
CNP Assurances	93,864	1,434,093
Everest Re Group Ltd.	2,929	553,610
Gjensidige Forsikring ASA	113,399	1,915,935
Hannover Rueck SE	10,566	1,080,743
Hyundai Marine & Fire Insurance Co. Ltd.	157,634	4,261,875
Mapfre SA	730,949	1,788,904
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	75,716	12,627,281
Powszechny Zaklad Ubezpieczen SA	327,237	2,367,213
Sampo Oyj, A Shares	512,048	21,210,992
Samsung Life Insurance Co. Ltd.	31,013	2,698,090
Sanlam Ltd.	1,053,862	4,972,522
SCOR SE	89,965	2,628,220
Swiss Re AG	169,974	14,248,330
Tryg A/S	70,564	1,315,402

See Notes to Financial Statements.

34	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Insurance (continued)
UnipolSai SpA	616,146	$1,033,730
Zurich Insurance Group AG	74,815	17,962,560

		130,568,741
Internet & Catalog Retail — 0.0%
Amazon.com, Inc. (c)	1,019	773,227
Internet Software & Services — 0.0%
Rightmove PLC	49,615	2,659,898
IT Services — 0.1%
Automatic Data Processing, Inc.	18,746	1,667,457
Broadridge Financial Solutions, Inc.	719	48,662
Fiserv, Inc. (c)	2,861	315,740
Gartner, Inc. (c)	504	50,526
HCL Technologies Ltd.	256,865	2,892,292
International Business Machines Corp.	11,529	1,851,788
Nomura Research Institute Ltd.	4,300	151,664
Otsuka Corp.	5,500	281,772
Paychex, Inc.	55,670	3,300,118
Tata Consultancy Services Ltd.	94,446	3,699,894
Western Union Co.	112,356	2,247,120

		16,507,033
Leisure Products — 0.1%
Hasbro, Inc.	11,325	919,930
Mattel, Inc.	361,116	12,054,052

		12,973,982
Machinery — 0.2%
Cummins, Inc.	617	75,749
Illinois Tool Works, Inc.	3,634	419,364
Kone Oyj, Class B	257,710	13,057,951
MAN SE	4,686	491,361
Metso Oyj	61,556	1,708,122
Schindler Holding AG	17,364	3,329,309
Wartsila Oyj Abp	93,349	4,052,385

		23,134,241
Media — 0.3%
Axel Springer SE	23,536	1,289,956
BEC World Pcl — NVDR	333,300	236,967
Eutelsat Communications SA	95,793	1,905,029
Interpublic Group of Cos., Inc.	23,474	541,310
Media Nusantara Citra Tbk PT	10,141,451	1,672,267
Omnicom Group, Inc.	1,683	138,494
ProSiebenSat.1 Media SE	338,060	15,485,509
RELX NV	210,402	3,791,338
SES SA	202,129	4,429,314
Sky PLC	21,096	256,916
Sun TV Network Ltd.	775,245	5,205,842
UBM PLC	482,689	4,284,108

		39,237,050
Metals & Mining — 0.1%
Centamin PLC	1,546,791	3,401,308
Eregli Demir ve Celik Fabrikalari TAS, Registered Shares	523,462	796,736
Franco-Nevada Corp.	8,072	622,378
Grupo Mexico SAB de CV, Series B	750,252	1,810,208
MMC Norilsk Nickel PJSC — ADR	193,330	2,845,818
Newmont Mining Corp.	39,624	1,743,456
Randgold Resources Ltd.	7,353	865,289
Sibanye Gold Ltd.	55,221	257,378
Ternium SA — ADR	127,083	2,758,972

Common Stocks	Shares	Value
Metals & Mining (continued)
Zijin Mining Group Co. Ltd., H Shares	3,820,000	$1,396,548

		16,498,091
Multiline Retail — 0.0%
Dollar General Corp.	5,599	530,449
Isetan Mitsukoshi Holdings Ltd.	20,700	203,398
J Front Retailing Co. Ltd.	8,600	99,238
Kohl’s Corp.	28,573	1,188,351
Macy’s, Inc.	8,630	309,213
Matahari Department Store Tbk PT	29,100	44,412
Target Corp.	47,992	3,615,237

		5,990,298
Multi-Utilities — 0.1%
Consolidated Edison, Inc.	33,624	2,692,610
E.ON SE	91,123	977,287
Suez Environnement Co.	259,835	4,216,972
Veolia Environnement SA	2,147	47,584
YTL Power International BHD	214,200	75,250

		8,009,703
Oil, Gas & Consumable Fuels — 2.0%
Antero Midstream Partners LP — MLP	95,300	2,422,526
Bharat Petroleum Corp. Ltd.	508,504	4,499,651
Boardwalk Pipeline Partners LP — MLP	125,400	2,095,434
Caltex Australia Ltd.	26,970	682,044
CNOOC Ltd. — ADR	22,795	2,744,290
Columbia Pipeline Partners LP — MLP	363,490	5,441,445
Delek Logistics Partners LP — MLP	184,740	4,788,461
Denbury Common Equity — Restricted 144A (c)	56,360	158,904
Dominion Midstream Partners LP — MLP	309,760	8,155,981
Energy Transfer Equity LP — MLP	143,800	2,385,642
Energy Transfer Partners LP — MLP	296,334	11,705,193
Enterprise Products Partners LP — MLP	882,408	25,122,156
EQT Midstream Partners LP — MLP	124,176	9,910,487
Formosa Petrochemical Corp.	82,000	233,306
Genesis Energy LP — MLP	225,439	8,201,471
HollyFrontier Corp.	29,780	757,008
IRPC Pcl — NVDR	3,753,000	535,859
JX Holdings, Inc.	366,400	1,388,243
Magellan Midstream Partners LP — MLP	266,580	19,423,019
MPLX LP — MLP	454,644	14,753,198
Neste Oyj	38,672	1,467,590
Novatek OAO — GDR	73,723	7,357,555
ONEOK Partners LP — MLP	224,665	9,038,273
ONEOK, Inc.	50,947	2,281,916
Phillips 66	32,493	2,471,418
Phillips 66 Partners LP — MLP	55,210	2,953,735
Plains All American Pipeline LP — MLP	379,743	10,579,640
Polski Koncern Naftowy ORLEN SA	2,945	47,188
PTT Pcl — NVDR	557,900	5,335,583
Rose Rock Midstream LP — MLP	49,904	1,173,243
Royal Dutch Shell PLC, B Shares	486,430	12,938,438
Shell Midstream Partners LP — MLP	453,420	14,740,684
Statoil ASA	619,137	9,842,707
Sunoco Logistics Partners LP — MLP	331,050	9,560,724
Sunoco LP — MLP	51,200	1,587,200
Targa Resources Corp.	90,987	3,390,176
Tesoro Corp.	25,027	1,905,806
Tesoro Logistics LP — MLP	118,264	5,767,735
Thai Oil Pcl — NVDR	439,900	770,637
TonenGeneral Sekiyu KK	90,000	813,077
TOTAL SA	274,582	13,205,763

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Tupras Turkiye Petrol Rafinerileri A/S	62,492	$1,337,388
Valero Energy Corp.	83,299	4,354,872
Valero Energy Partners LP — MLP	81,150	3,457,802
Western Gas Partners LP — MLP	107,400	5,472,030
Williams Cos., Inc.	20,570	493,063
Williams Partners LP — MLP	299,529	11,184,413

		268,932,974
Paper & Forest Products — 0.1%
Stora Enso Oyj, R Shares	303,193	2,754,364
UPM-Kymmene Oyj	333,983	6,887,594

		9,641,958
Personal Products — 0.1%
Hengan International Group Co. Ltd.	676,000	5,690,173
Hypermarcas SA	510,079	4,349,767
Unilever PLC	188,573	8,822,034

		18,861,974
Pharmaceuticals — 1.1%
AstraZeneca PLC	465,252	31,147,837
Bayer AG	76,425	8,215,565
GlaxoSmithKline PLC	207,799	4,640,788
Johnson & Johnson	174,928	21,906,233
Merck & Co., Inc.	13,151	771,438
Novartis AG, Registered Shares	208,847	17,322,441
Novo Nordisk A/S, Class B	282,682	16,075,076
Orion Oyj	59,224	2,426,279
Pfizer, Inc.	445,349	16,428,925
Richter Gedeon Nyrt	46,800	989,275
Roche Holding AG	18,971	4,842,690
Sanofi	291,918	24,863,725
Sino Biopharmaceutical Ltd.	2,500,000	1,674,870
UCB SA	4,328	338,641

		151,643,783
Professional Services — 0.1%
ManpowerGroup, Inc.	28,612	1,985,673
Randstad Holding NV	1,061	45,644
SGS SA, Registered Shares	2,612	5,778,383

		7,809,700
Real Estate Investment Trusts (REITs) — 3.7%
American Capital Agency Corp.	21,691	424,927
Annaly Capital Management, Inc.	71,643	786,640
Ascendas Real Estate Investment Trust	138,700	254,179
Assura PLC	25,196,879	19,624,627
British Land Co. PLC	2,905,557	25,786,504
CapitaLand Mall Trust	642,300	1,029,173
Charter Hall Retail REIT	4,136,899	15,110,030
CyrusOne, Inc.	673,641	36,929,000
Empiric Student Property PLC	6,381,954	9,713,141
EPR Properties	400,917	33,685,046
First Industrial Realty Trust, Inc.	489,766	14,433,404
Gramercy Property Trust	1,428,111	14,266,829
H&R Real Estate Investment Trust	2,534	45,124
Hammerson PLC	46,195	341,005
Ingenia Communities Group	4,119,080	9,019,877
Japan Rental Housing Investments, Inc.	19,359	16,618,396
Japan Senior Living Investment Corp. (e)(f)	4,562	6,870,289
Kenedix Retail REIT Corp.	2,268	6,198,969
LaSalle Logiport REIT (c)	35,611	37,239,121
Link REIT	53,500	399,706
MGM Growth Properties LLC, Class A	220,808	5,986,105
National Storage REIT	10,809,092	13,421,177
Ovation Acquisition I LLC (Acquired 12/28/15, cost $8,213) (c)(g)	8,213	8,213

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Parkway Life Real Estate Investment Trust (e)	3,535,400	$6,735,880
Ramco-Gershenson Properties Trust (e)	521,913	10,354,754
Retail Properties of America, Inc., Class A	1,576,453	27,792,866
Secure Income REIT PLC	3,627,755	12,963,131
Simon Property Group, Inc.	160,578	36,457,629
Smart Real Estate Investment Trust	10,704	315,713
SPH REIT	7,236,700	5,215,352
STAG Industrial, Inc.	1,204,474	30,569,550
Target Healthcare REIT Ltd.	5,190,520	7,710,906
Terreno Realty Corp.	238,268	6,635,764
UDR, Inc.	860,335	32,030,272
Unibail-Rodamco SE	23,708	6,532,106
Vastned Retail NV	352,373	14,788,488
Vicinity Centres	6,084,635	16,033,879
Wereldhave NV	324,310	15,701,663

		498,029,435
Real Estate Management & Development — 0.8%
Azrieli Group Ltd.	1,129	49,682
Central Pattana Pcl — NVDR	755,400	1,248,025
China Overseas Land & Investment Ltd.	1,058,000	3,489,885
China Vanke Co. Ltd., H Shares	1,285,900	2,915,711
Croesus Retail Trust	24,127,742	15,367,340
Daito Trust Construction Co. Ltd.	6,000	1,007,518
Daiwa House Industry Co. Ltd.	24,700	692,609
Entra ASA	1,569,572	16,674,274
First Capital Realty, Inc.	689,697	12,249,893
Hysan Development Co. Ltd.	256,000	1,180,549
Kennedy Wilson Europe Real Estate PLC	1,214,200	15,974,050
LEG Immobilien AG	114,891	11,535,167
Longfor Properties Co. Ltd.	33,000	45,197
New Europe Property Investments PLC	4,153	49,667
New World Development Co. Ltd.	49,000	57,104
Picton Property Income Ltd.	7,055,126	6,408,804
Sino Land Co. Ltd.	118,000	211,132
Sponda Oyj	3,194,079	14,650,147
Swiss Prime Site AG, Registered Shares	39,647	3,641,287

		107,448,041
Semiconductors & Semiconductor Equipment — 0.3%
ARM Holdings PLC	25,310	563,436
ASML Holding NV	37,618	4,130,502
Linear Technology Corp.	149,039	8,940,850
NVIDIA Corp.	12,364	705,984
Powertech Technology, Inc.	148,000	376,671
Taiwan Semiconductor Manufacturing Co. Ltd.	2,453,000	13,250,340
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	440,500	12,237,090
Xilinx, Inc.	7,199	367,725

		40,572,598
Software — 0.1%
CA, Inc.	1,454	50,381
Microsoft Corp.	188,486	10,683,386

		10,733,767
Specialty Retail — 0.2%
Best Buy Co., Inc.	106,232	3,569,395
Dick’s Sporting Goods, Inc.	15,673	803,868
Foot Locker, Inc.	17,885	1,066,304
Home Depot, Inc.	32,486	4,490,865
Kingfisher PLC	10,491	46,587
Lowe’s Cos., Inc.	40,355	3,320,409
Mr. Price Group Ltd.	230,325	3,798,243
Nitori Holdings Co. Ltd.	33,300	4,141,608
O’Reilly Automotive, Inc. (c)	2,120	616,136

See Notes to Financial Statements.

36	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Specialty Retail (continued)
Staples, Inc.	33,597	$312,116

		22,165,531
Technology Hardware, Storage & Peripherals — 0.0%
Chicony Electronics Co. Ltd.	345,861	855,808
Hewlett-Packard Co.	28,951	405,604
Lite-On Technology Corp.	2,190,165	3,284,620
NetApp, Inc.	11,133	293,355
Ricoh Co. Ltd.	5,300	46,810
Transcend Information, Inc.	16,000	48,061

		4,934,258
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	87,000	194,438
Eclat Textile Co. Ltd.	167,000	1,871,930
Pandora A/S	35,983	4,686,828
Yue Yuen Industrial Holdings Ltd.	37,000	150,349

		6,903,545
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd.	182,129	3,755,726
Indiabulls Housing Finance Ltd.	428,102	4,895,252

		8,650,978
Tobacco — 0.8%
Altria Group, Inc.	269,059	18,215,294
British American Tobacco Malaysia BHD	127,100	1,541,249
British American Tobacco PLC	494,259	31,546,063
Gudang Garam Tbk PT	393,600	2,032,460
Imperial Brands PLC	515,941	27,188,575
Japan Tobacco, Inc.	147,000	5,732,959
KT&G Corp.	61,320	6,631,176
Philip Morris International, Inc.	114,716	11,501,426
Reynolds American, Inc.	92,981	4,654,630
Swedish Match AB	8,394	306,212

		109,350,044
Trading Companies & Distributors — 0.0%
Rexel SA	166,151	2,470,981
Transportation Infrastructure — 0.3%
Abertis Infraestructuras SA	419,574	6,600,460
Airports of Thailand Pcl — NVDR	38,100	432,612
Atlantia SpA	417,930	10,455,095
Beijing Capital International Airport Co. Ltd., H Shares	2,312,000	2,672,169
EcoRodovias Infraestrutura e Logistica SA (c)	1,589,774	3,996,009
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	595,151	5,850,890
Grupo Aeroportuario del Sureste SAB de CV — ADR	36,549	5,617,947
Jiangsu Expressway Co. Ltd., H Shares	3,882,000	5,492,124
Sydney Airport	56,442	325,030
Zhejiang Expressway Co. Ltd., H Shares	1,688,000	1,748,174

		43,190,510
Water Utilities — 0.0%
Aguas Andinas SA, Class A	289,715	174,829
Cia de Saneamento Basico do Estado de Sao Paulo	5,700	53,969

		228,798
Wireless Telecommunication Services — 0.4%
Advanced Info Service Pcl — NVDR	867,400	4,437,718
China Mobile Ltd.	605,000	7,492,033
China Mobile Ltd. — ADR	89,170	5,536,565
Far EasTone Telecommunications Co. Ltd.	3,497,402	8,040,862
KCell JSC — GDR	81,782	278,059

Common Stocks		Shares	Value
Wireless Telecommunication Services (continued)
NTT DOCOMO, Inc.		60,600	$1,646,159
Rogers Communications, Inc., Class B		253,758	11,208,382
Vodacom Group Ltd.		105,264	1,219,976
Vodafone Group PLC	4,390,337		13,337,355

			53,197,109
Total Common Stocks — 17.3%			2,317,205,904

Corporate Bonds		Par (000)
Aerospace & Defense — 0.3%
Boeing Co.:
2.35%, 10/30/21	USD	270	281,267
5.88%, 2/15/40		845	1,181,400
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		100	96,750
General Dynamics Corp., 2.25%, 11/15/22		695	714,523
Honeywell International, Inc., 4.25%, 3/01/21		750	842,990
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/21 (a)		1,686	1,770,300
5.00%, 11/15/25 (a)		290	308,487
KLX, Inc., 5.88%, 12/01/22 (a)		1,850	1,873,125
L-3 Communications Corp., 4.75%, 7/15/20		1,000	1,077,418
Lockheed Martin Corp.:
3.10%, 1/15/23		110	116,937
3.55%, 1/15/26		1,000	1,101,194
3.60%, 3/01/35		220	229,453
4.07%, 12/15/42		295	320,579
3.80%, 3/01/45		500	528,887
4.70%, 5/15/46		915	1,109,129
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (a)		510	489,600
Northrop Grumman Corp.:
3.50%, 3/15/21		1,000	1,077,929
5.05%, 11/15/40		400	491,012
Precision Castparts Corp.:
2.25%, 6/15/20		600	619,619
4.20%, 6/15/35		400	462,160
Raytheon Co., 4.70%, 12/15/41		645	801,775
Spirit AeroSystems, Inc., 5.25%, 3/15/22		1,100	1,160,765
Textron, Inc., 3.65%, 3/01/21		500	527,766
TransDigm, Inc.:
5.50%, 10/15/20		947	970,675
7.50%, 7/15/21		300	317,250
6.00%, 7/15/22		7,548	7,789,687
6.50%, 7/15/24		1,925	1,999,459
6.50%, 5/15/25		1,884	1,968,780
6.38%, 6/15/26 (a)		2,159	2,218,373
United Technologies Corp.:
1.78%, 5/04/18 (d)		2,500	2,520,763
3.10%, 6/01/22		525	563,731
4.50%, 6/01/42		500	592,282
4.15%, 5/15/45		500	569,647

			36,693,712
Air Freight & Logistics — 0.1%
FedEx Corp., 4.55%, 4/01/46		175	197,412
United Parcel Service, Inc.:
2.45%, 10/01/22		1,000	1,046,060
6.20%, 1/15/38		455	669,165
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	116	121,752

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Air Freight & Logistics (continued)
XPO Logistics, Inc.:
7.88%, 9/01/19 (a)	USD	5,040	$5,229,000
5.75%, 6/15/21	EUR	720	791,836
6.50%, 6/15/22 (a)	USD	2,083	2,062,170

			10,117,395
Airlines — 0.1%
American Airlines Group, Inc.:
5.50%, 10/01/19 (a)		410	418,200
4.63%, 3/01/20 (a)		1,042	1,026,370
American Airlines Pass-Through Trust:
Series 2013-2, Class C, 6.00%, 1/15/17 (a)		3,313	3,354,211
Series 2015-1, Class A, 3.38%, 5/01/27		955	987,915
Continental Airlines Pass-Through Certificates, 6.13%, 4/29/18		1,185	1,247,213
Hong Kong Aviation Ltd., 7.50%, 11/04/16	CNY	8,400	1,272,278
U.S. Airways Group, Inc., 6.13%, 6/01/18	USD	150	155,250
United Airlines Pass-Through Trust, 3.75%, 9/03/26		942	1,002,992
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (a)		1,109	1,148,221
Series 2013-1, Class C, 7.13%, 10/23/18 (a)		988	988,186

			11,600,836
Auto Components — 0.2%
American Axle & Manufacturing, Inc., 6.63%, 10/15/22		500	528,750
Dakar Finance SA, 9.00% (9.00% Cash or 9.00% PIK), 11/15/20 (h)	EUR	197	221,219
Faurecia, 3.63%, 6/15/23		728	842,395
FTE Verwaltungs GmbH, 9.00%, 7/15/20		355	418,840
Goodyear Tire & Rubber Co.:
7.00%, 5/15/22	USD	1,335	1,433,456
5.13%, 11/15/23		615	650,363
5.00%, 5/31/26		861	907,279
Grupo Antolin Dutch BV, 5.13%, 6/30/22	EUR	500	594,975
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17	USD	620	618,450
4.88%, 3/15/19		5,687	5,644,347
6.00%, 8/01/20		1,500	1,496,250
5.88%, 2/01/22		1,281	1,223,355
Lear Corp., 5.25%, 1/15/25		500	533,750
MPG Holdco I, Inc., 7.38%, 10/15/22		500	512,500
Nexteer Automotive Group Ltd., 5.88%, 11/15/21 (a)		900	947,250
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	724	829,303
Schaeffler Finance BV:
4.25%, 5/15/21 (a)	USD	1,850	1,896,250
4.75%, 5/15/21 (a)		700	723,625
4.75%, 5/15/23 (a)		700	726,250
3.25%, 5/15/25	EUR	500	593,884
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (h)		276	315,871
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(h)	USD	440	449,299
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(h)		942	979,680
5.75% (5.75% Cash or 6.50% PIK), 11/15/21 (h)	EUR	221	266,604
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(h)	USD	1,373	1,517,619

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Tenneco, Inc., 5.00%, 7/15/26	USD	350	$357,875
ZF North America Capital, Inc.:
4.00%, 4/29/20 (a)		800	833,000
4.50%, 4/29/22 (a)		825	855,937
4.75%, 4/29/25 (a)		1,000	1,045,000

			27,963,376
Automobiles — 0.1%
BMW U.S. Capital LLC, 1.50%, 4/11/19 (a)		850	855,684
Daimler Finance North America LLC:
1.50%, 7/05/19 (a)		1,850	1,849,525
8.50%, 1/18/31		350	582,989
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,073,600
5.25%, 4/15/23		1,000	1,010,000
Fiat Chrysler Finance Europe:
4.75%, 3/22/21	EUR	2,710	3,316,413
4.75%, 7/15/22		1,930	2,360,363
Ford Motor Co.:
7.45%, 7/16/31	USD	500	687,169
4.75%, 1/15/43		100	110,250
General Motors Co.:
3.50%, 10/02/18		1,395	1,440,397
5.00%, 4/01/35		750	793,865
6.60%, 4/01/36		505	624,619
6.25%, 10/02/43		50	60,320
5.20%, 4/01/45		500	536,161
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (a)		250	255,625
4.25%, 11/15/19 (a)		200	206,000
3.50%, 3/15/20 (a)		850	856,375
5.63%, 2/01/23 (a)		150	158,063
TML Holdings Pte. Ltd., 5.75%, 5/07/21		423	448,547

			17,225,965
Banks — 2.3%
Allied Irish Banks PLC, 4.13%, 11/26/25 (b)	EUR	5,597	5,990,733
Australia & New Zealand Banking Group Ltd., 2.25%, 6/13/19	USD	730	743,362
Banco Espirito Santo SA:
2.63%, 5/08/17 (c)(i)	EUR	800	241,489
4.75%, 1/15/18 (c)(i)		1,500	452,792
4.00%, 1/21/19 (c)(i)		5,400	1,630,052
Bank of America Corp.:
5.42%, 3/15/17	USD	800	819,850
1.70%, 8/25/17		4,390	4,405,835
6.40%, 8/28/17		720	758,262
6.00%, 9/01/17		780	817,509
5.75%, 12/01/17		630	664,983
2.00%, 1/11/18		1,770	1,781,691
5.65%, 5/01/18		760	812,401
2.60%, 1/15/19		5,571	5,701,556
2.65%, 4/01/19		3,710	3,804,204
5.63%, 7/01/20		1,930	2,188,585
2.63%, 10/19/20		350	357,763
5.00%, 5/13/21		2,350	2,642,794
3.30%, 1/11/23		520	541,931
4.20%, 8/26/24		750	789,379
3.95%, 4/21/25		500	518,002
4.45%, 3/03/26		355	381,254
4.25%, 10/22/26		1,000	1,053,901
5.88%, 2/07/42		290	378,897
5.00%, 1/21/44		300	356,001
4.88%, 4/01/44		775	907,614
Bank of Ireland, 4.25%, 6/11/24 (b)	EUR	4,344	4,841,735

See Notes to Financial Statements.

38	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
Bank of Montreal:
1.40%, 9/11/17	USD	1,090	$1,093,597
1.80%, 7/31/18		600	606,685
1.50%, 7/18/19		1,200	1,205,048
Bank of Nova Scotia:
2.45%, 3/22/21		3,200	3,291,635
1.88%, 4/26/21		3,290	3,317,998
Bankia SA, 4.00%, 5/22/24 (b)	EUR	7,800	8,565,262
Barclays Bank PLC, 7.63%, 11/21/22	USD	7,200	8,048,160
Barclays PLC, 2.00%, 3/16/18		1,000	997,193
BB&T Corp., 4.90%, 6/30/17		500	515,789
Bear Stearns Cos. LLC:
5.55%, 1/22/17		650	663,306
7.25%, 2/01/18		1,430	1,554,065
BNP Paribas SA:
2.38%, 9/14/17		740	749,201
2.40%, 12/12/18		1,360	1,385,979
BPCE SA:
1.63%, 2/10/17		500	500,960
1.61%, 7/25/17		150	150,388
2.50%, 12/10/18		840	859,626
CIT Group, Inc.:
4.25%, 8/15/17		1,325	1,350,506
5.25%, 3/15/18		550	572,000
6.63%, 4/01/18 (a)		890	945,625
5.50%, 2/15/19 (a)		4,127	4,374,620
3.88%, 2/19/19		900	918,000
5.00%, 8/15/22		1,200	1,263,000
5.00%, 8/01/23		5,725	6,025,563
Citigroup, Inc.:
1.80%, 2/05/18		800	803,510
1.70%, 4/27/18		800	802,477
2.50%, 9/26/18		950	968,576
2.05%, 12/07/18		900	909,401
2.05%, 6/07/19		2,195	2,218,100
2.50%, 7/29/19		2,100	2,148,993
2.35%, 8/02/21		570	572,469
4.50%, 1/14/22		1,070	1,182,566
4.05%, 7/30/22		750	796,538
4.40%, 6/10/25		1,500	1,594,578
4.60%, 3/09/26		420	451,671
4.45%, 9/29/27		1,200	1,258,314
8.13%, 7/15/39		396	633,828
4.65%, 7/30/45		750	846,566
Citizens Bank N.A., 2.55%, 5/13/21		345	352,107
Commerzbank AG, 7.75%, 3/16/21	EUR	2,500	3,394,544
Commonwealth Bank of Australia:
1.75%, 11/02/18	USD	1,085	1,093,018
2.85%, 5/18/26		1,926	1,965,223
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
2.25%, 1/14/20		750	765,664
4.50%, 1/11/21		430	480,245
3.88%, 2/08/22		820	895,140
4.38%, 8/04/25		700	738,575
5.25%, 5/24/41		540	698,290
5.25%, 8/04/45		250	292,723
Cooperatieve Rabobank UA, 3.75%, 7/21/26		800	802,198
Deutsche Bank AG:
6.00%, 9/01/17		1,040	1,081,961
2.50%, 2/13/19		965	962,587
4.50%, 4/01/25		1,000	926,203
4.50%, 5/19/26	EUR	800	864,084
4.30%, 5/24/28 (b)	USD	30,750	27,053,235
EI Sukuk Co. Ltd., 3.54%, 5/31/21		2,400	2,454,000
Fifth Third Bancorp, 2.88%, 7/27/20		1,000	1,039,090

Corporate Bonds		Par (000)	Value
Banks (continued)
Fifth Third Bank:
1.45%, 2/28/18	USD	400	$401,892
2.88%, 10/01/21		610	639,169
HSBC Bank USA N.A.:
4.88%, 8/24/20		670	727,625
7.00%, 1/15/39		500	672,109
HSBC Holdings PLC:
3.40%, 3/08/21		1,525	1,581,033
5.10%, 4/05/21		1,000	1,113,132
3.60%, 5/25/23		1,200	1,243,322
4.25%, 3/14/24		600	625,067
4.30%, 3/08/26		1,850	1,983,825
6.50%, 5/02/36		600	760,534
6.80%, 6/01/38		430	567,238
6.10%, 1/14/42		400	541,758
5.25%, 3/14/44		470	533,277
HSBC USA, Inc.:
1.30%, 6/23/17		1,010	1,009,141
1.63%, 1/16/18		1,000	999,787
2.38%, 11/13/19		800	811,114
2.35%, 3/05/20		1,000	1,008,437
5.00%, 9/27/20		380	411,955
HSH Nordbank AG, 0.58%, 2/14/17 (b)	EUR	1,067	1,134,459
Ibercaja Banco SA, 5.00%, 7/28/25 (b)		2,600	2,681,870
ICICI Bank Ltd., 4.00%, 3/18/26	USD	1,019	1,050,036
Intesa Sanpaolo SpA:
5.00%, 9/23/19	EUR	250	306,528
5.15%, 7/16/20		250	313,483
6.63%, 9/13/23		458	613,842
5.02%, 6/26/24 (a)	USD	1,300	1,239,298
2.86%, 4/23/25	EUR	837	932,327
5.71%, 1/15/26 (a)	USD	1,000	996,547
3.93%, 9/15/26	EUR	3,206	3,742,000
JPMorgan Chase & Co.:
1.35%, 2/15/17	USD	1,090	1,092,346
1.80%, 1/25/18		1,420	1,431,241
1.70%, 3/01/18		1,650	1,662,134
6.30%, 4/23/19		800	900,637
2.20%, 10/22/19		1,345	1,373,285
2.25%, 1/23/20		1,000	1,019,769
4.95%, 3/25/20		1,000	1,108,585
2.55%, 10/29/20		300	307,772
2.55%, 3/01/21		1,900	1,945,895
2.40%, 6/07/21		3,485	3,547,061
4.35%, 8/15/21		1,380	1,522,157
2.70%, 5/18/23		1,200	1,218,476
3.88%, 2/01/24		855	935,161
3.88%, 9/10/24		500	526,847
3.13%, 1/23/25		750	770,611
3.30%, 4/01/26		1,500	1,559,616
2.95%, 10/01/26		900	908,731
4.25%, 10/01/27		1,100	1,185,460
6.40%, 5/15/38		270	376,371
5.40%, 1/06/42		550	698,985
5.63%, 8/16/43		850	1,045,382
4.85%, 2/01/44		1,150	1,401,536
4.95%, 6/01/45		200	229,466
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	947,131
Lloyds Bank PLC:
1.75%, 5/14/18		935	934,792
2.00%, 8/17/18		1,000	1,004,712
2.35%, 9/05/19		750	758,795
Lloyds Banking Group PLC:
6.66% (a)(b)(j)		3,000	3,285,000

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
3.10%, 7/06/21	USD	1,720	$1,741,018
4.65%, 3/24/26		700	722,361
Merrill Lynch & Co., 7.75%, 5/14/38		500	729,767
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 3/01/21		1,600	1,668,168
3.85%, 3/01/26		2,100	2,300,521
PNC Bank N.A.:
2.25%, 7/02/19 (k)		1,520	1,556,524
2.70%, 11/01/22 (k)		300	306,328
PNC Funding Corp.:
4.38%, 8/11/20 (k)		750	826,839
3.30%, 3/08/22 (k)		510	545,632
Popular, Inc., 7.00%, 7/01/19		13,171	13,401,493
Regions Financial Corp., 2.00%, 5/15/18		1,285	1,288,816
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	474,892
3.45%, 2/02/21		2,100	2,163,809
Royal Bank of Canada:
2.20%, 9/23/19		529	541,818
2.10%, 10/14/20		2,250	2,298,735
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,594,039
6.10%, 6/10/23		650	682,587
6.00%, 12/19/23		1,400	1,467,130
5.13%, 5/28/24		1,500	1,505,165
Santander UK PLC:
3.05%, 8/23/18		1,000	1,025,044
5.00%, 11/07/23 (a)		11,225	11,702,063
Shinhan Bank, 3.88%, 3/24/26		1,630	1,716,657
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,342,640
2.50%, 7/19/18		1,750	1,781,363
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21		1,900	1,979,335
2.63%, 7/14/26		2,550	2,519,887
Toronto-Dominion Bank, 1.40%, 4/30/18		1,000	1,004,538
U.S. Bancorp, 1.95%, 11/15/18		730	743,862
U.S. Bank N.A., 2.13%, 10/28/19		1,120	1,147,646
UniCredit SpA:
6.95%, 10/31/22	EUR	2,135	2,707,782
5.75%, 10/28/25 (b)		6,895	8,053,379
4.38%, 1/03/27 (b)		100	110,705
United Overseas Bank Ltd., 3.50%, 9/16/26 (b)	USD	3,000	3,073,350
Veneto Banca SpA, 4.00%, 5/20/19	EUR	300	317,214
Wachovia Corp.:
5.75%, 6/15/17	USD	1,000	1,040,170
5.75%, 2/01/18		2,350	2,507,506
Wells Fargo & Co.:
1.50%, 1/16/18		1,000	1,005,063
2.60%, 7/22/20		1,320	1,366,218
2.50%, 3/04/21		1,540	1,579,926
3.50%, 3/08/22		1,200	1,288,472
4.48%, 1/16/24		800	887,733
3.00%, 2/19/25		1,300	1,342,520
3.55%, 9/29/25		1,750	1,880,249
3.00%, 4/22/26		1,700	1,746,238
4.10%, 6/03/26		500	540,661
5.38%, 2/07/35		540	675,476
5.38%, 11/02/43		350	417,980
5.61%, 1/15/44		700	870,034
4.65%, 11/04/44		460	501,315
3.90%, 5/01/45		950	1,007,393
4.90%, 11/17/45		175	198,321
4.40%, 6/14/46		600	636,120
Wells Fargo Bank N.A., 1.75%, 5/24/19		1,200	1,216,602

Corporate Bonds		Par (000)	Value
Banks (continued)
Westpac Banking Corp., 1.65%, 5/13/19	USD	930	$932,623
Woori Bank, 4.75%, 4/30/24		1,800	1,904,099

			314,507,840
Beverages — 0.2%
Anheuser-Busch Cos. LLC, 5.75%, 4/01/36		1,205	1,533,748
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19		145	147,338
2.65%, 2/01/21		4,485	4,645,792
3.65%, 2/01/26		1,800	1,932,631
4.70%, 2/01/36		500	579,560
4.90%, 2/01/46		2,065	2,515,416
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,411,933
2.50%, 7/15/22		825	845,109
Coca-Cola Co.:
2.88%, 10/27/25		1,500	1,599,135
2.55%, 6/01/26		1,200	1,249,254
Constellation Brands, Inc.:
7.25%, 9/01/16		200	200,250
3.75%, 5/01/21		500	526,250
6.00%, 5/01/22		350	404,250
4.25%, 5/01/23		500	530,000
Cott Beverages, Inc.:
6.75%, 1/01/20		400	419,500
5.38%, 7/01/22		400	410,000
Diageo Investment Corp.:
2.88%, 5/11/22		500	526,438
7.45%, 4/15/35		350	533,759
Dr. Pepper Snapple Group, Inc.:
3.40%, 11/15/25		1,000	1,072,229
4.50%, 11/15/45		210	242,746
Molson Coors Brewing Co.:
1.45%, 7/15/19		165	165,858
2.10%, 7/15/21		285	288,785
4.20%, 7/15/46		670	705,988
PepsiCo, Inc.:
2.75%, 3/05/22		1,270	1,338,017
2.75%, 4/30/25		800	842,197
2.85%, 2/24/26		325	345,736
3.60%, 8/13/42		575	603,745
4.45%, 4/14/46		1,470	1,769,067

			27,384,731
Biotechnology — 0.2%
AbbVie, Inc.:
1.80%, 5/14/18		1,740	1,754,061
2.00%, 11/06/18		2,550	2,583,334
2.50%, 5/14/20		830	851,807
2.30%, 5/14/21		355	361,905
2.85%, 5/14/23		1,200	1,225,056
4.50%, 5/14/35		300	323,501
4.40%, 11/06/42		300	318,584
4.70%, 5/14/45		300	331,340
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (a)		385	372,873
Amgen, Inc.:
2.20%, 5/22/19		2,080	2,135,715
2.70%, 5/01/22		750	776,848
3.13%, 5/01/25		1,600	1,688,394
4.66%, 6/15/51 (a)		559	601,115
Baxalta, Inc.:
2.00%, 6/22/18		800	799,272
4.00%, 6/23/25		500	532,004
Biogen, Inc., 2.90%, 9/15/20		1,750	1,830,511

See Notes to Financial Statements.

40	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
Celgene Corp.:
2.13%, 8/15/18	USD	1,300	$1,318,875
3.55%, 8/15/22		1,000	1,067,521
Gilead Sciences, Inc.:
2.55%, 9/01/20		1,390	1,445,497
4.75%, 3/01/46		960	1,122,318

			21,440,531
Building Products — 0.2%
American Builders & Contractors Supply Co., Inc.:
5.63%, 4/15/21 (a)		2,140	2,209,550
5.75%, 12/15/23 (a)		419	440,997
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		1,054	1,117,240
Building Materials Corp. of America:
5.38%, 11/15/24 (a)		720	755,100
6.00%, 10/15/25 (a)		3,460	3,745,450
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		2,350	2,373,500
Griffon Corp., 5.25%, 3/01/22		375	375,469
Masco Corp.:
7.13%, 3/15/20		100	116,250
4.45%, 4/01/25		500	531,250
4.38%, 4/01/26		350	372,750
Masonite International Corp., 5.63%, 3/15/23 (a)		1,360	1,433,100
Nortek, Inc., 8.50%, 4/15/21		500	525,000
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,890	1,921,185
Standard Industries, Inc.:
5.13%, 2/15/21 (a)		903	943,635
5.50%, 2/15/23 (a)		1,297	1,352,123
USG Corp.:
9.75%, 1/15/18		4,050	4,434,750
5.88%, 11/01/21 (a)		1,523	1,599,150
5.50%, 3/01/25 (a)		184	196,420

			24,442,919
Capital Markets — 0.7%
American Capital Ltd., 6.50%, 9/15/18 (a)		2,463	2,513,738
Bank of New York Mellon Corp.:
2.30%, 9/11/19		365	375,462
2.15%, 2/24/20		750	766,509
2.05%, 5/03/21		1,145	1,163,633
Charles Schwab Corp.:
4.45%, 7/22/20		550	611,731
3.45%, 2/13/26		2,030	2,187,065
CPUK Finance Ltd., 7.00%, 8/28/20	GBP	350	489,495
Credit Suisse AG:
6.00%, 2/15/18	USD	1,800	1,904,650
2.30%, 5/28/19		2,250	2,280,555
5.30%, 8/13/19		750	826,271
3.00%, 10/29/21		580	596,727
6.50%, 8/08/23 (a)		10,000	10,900,000
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20		1,000	1,003,266
3.57%, 4/16/21 (a)		1,095	1,114,932
4.55%, 4/17/26 (a)		750	791,575
4.88%, 5/15/45		350	374,169
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	477,772
E*TRADE Financial Corp.:
5.38%, 11/15/22		1,748	1,852,880
4.63%, 9/15/23		2,427	2,511,945
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		1,000	1,051,202
2.38%, 1/22/18		2,140	2,167,625
2.90%, 7/19/18		1,247	1,280,165

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
7.50%, 2/15/19	USD	1,000	$1,141,217
2.00%, 4/25/19		150	151,521
2.55%, 10/23/19		1,630	1,671,482
2.60%, 4/23/20		3,000	3,069,399
2.75%, 9/15/20		2,200	2,257,812
2.88%, 2/25/21		640	658,994
5.25%, 7/27/21		1,450	1,647,618
3.85%, 7/08/24		680	729,951
3.50%, 1/23/25		750	780,642
3.75%, 5/22/25		2,395	2,527,762
4.25%, 10/21/25		155	163,762
3.75%, 2/25/26		205	216,802
6.13%, 2/15/33		970	1,233,092
6.45%, 5/01/36		500	616,563
6.75%, 10/01/37		750	961,561
5.15%, 5/22/45		500	548,231
4.75%, 10/21/45		1,825	2,078,164
Morgan Stanley:
5.55%, 4/27/17		400	413,025
1.88%, 1/05/18		1,000	1,006,467
6.63%, 4/01/18		2,726	2,953,239
2.13%, 4/25/18		3,020	3,050,478
2.20%, 12/07/18		225	227,510
2.45%, 2/01/19		3,715	3,798,131
2.65%, 1/27/20		2,000	2,047,416
5.75%, 1/25/21		1,370	1,578,080
2.50%, 4/21/21		810	819,373
4.10%, 5/22/23		1,000	1,055,907
3.88%, 4/29/24		860	922,161
4.00%, 7/23/25		1,365	1,471,791
3.88%, 1/27/26		2,000	2,134,692
3.13%, 7/27/26		1,185	1,193,440
4.35%, 9/08/26		500	532,295
3.95%, 4/23/27		1,000	1,032,986
6.38%, 7/24/42		340	469,945
4.30%, 1/27/45		1,265	1,368,235
State Street Corp., 1.95%, 5/19/21		1,270	1,290,088
TD Ameritrade Holding Corp., 3.63%, 4/01/25		1,500	1,615,445
UBS AG:
1.38%, 8/14/17		1,200	1,201,308
4.75%, 2/12/26 (b)	EUR	4,400	5,275,868

			93,153,820
Chemicals — 0.3%
Agrium, Inc., 5.25%, 1/15/45	USD	500	558,353
Air Products & Chemicals, Inc., 3.35%, 7/31/24		500	544,585
Ashland, Inc.:
3.88%, 4/15/18		1,212	1,242,300
4.75%, 8/15/22		825	855,937
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding, 7.38%, 5/01/21 (a)		3,050	3,225,375
Blue Cube Spinco, Inc.:
9.75%, 10/15/23 (a)		475	542,687
10.00%, 10/15/25 (a)		325	371,313
Chemours Co.:
6.63%, 5/15/23		1,344	1,159,200
7.00%, 5/15/25		1,357	1,153,450
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (a)		350	357,875
Dow Chemical Co.:
3.00%, 11/15/22		750	778,742
3.50%, 10/01/24		500	531,349
4.38%, 11/15/42		500	514,207

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Chemicals (continued)
4.63%, 10/01/44	USD	500	$541,349
E.I. Du Pont de Nemours & Co., 6.50%, 1/15/28		400	516,849
Eagle Spinco, Inc., 4.63%, 2/15/21		500	515,000
Eastman Chemical Co., 2.70%, 1/15/20		750	773,846
Ecolab, Inc., 2.00%, 1/14/19		1,200	1,218,653
GCP Applied Technologies, Inc., 9.50%, 2/01/23 (a)		350	395,500
Huntsman International LLC:
4.88%, 11/15/20		771	782,565
5.13%, 4/15/21	EUR	1,078	1,267,905
5.13%, 11/15/22	USD	2,020	2,050,300
Ineos Finance PLC, 4.00%, 5/01/23	EUR	1,761	1,998,340
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	200	203,480
5.88%, 2/15/19 (a)		600	616,500
5.63%, 8/01/24 (a)		400	395,000
LyondellBasell Industries NV:
5.00%, 4/15/19		2,050	2,220,966
5.75%, 4/15/24		750	897,265
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	576	647,191
Monsanto Co.:
3.38%, 7/15/24	USD	1,000	1,038,901
4.20%, 7/15/34		695	708,568
4.40%, 7/15/44		335	343,872
4.70%, 7/15/64		150	142,082
Platform Specialty Products Corp.:
10.38%, 5/01/21 (a)		131	131,655
6.50%, 2/01/22 (a)		5,046	4,377,405
PolyOne Corp., 5.25%, 3/15/23		400	416,312
Potash Corp. of Saskatchewan, Inc.:
4.88%, 3/30/20		500	551,649
5.63%, 12/01/40		200	245,857
PPG Industries, Inc.:
6.65%, 3/15/18		230	247,799
5.50%, 11/15/40		335	421,111
PQ Corp., 6.75%, 11/15/22 (a)		1,680	1,767,158
Praxair, Inc., 3.55%, 11/07/42		200	205,363
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	1,360	1,322,778
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)	USD	400	346,752
TPC Group, Inc., 8.75%, 12/15/20 (a)		600	477,000
Trinseo Materials Operating SCA/Trinseo
Materials Finance, Inc., 6.38%, 5/01/22	EUR	693	806,079
WR Grace & Co.:
5.13%, 10/01/21 (a)	USD	450	475,875
5.63%, 10/01/24 (a)		1,020	1,093,950

			41,996,248
Commercial Services & Supplies — 0.3%
AA Bond Co. Ltd., 5.50%, 7/31/22	GBP	688	888,405
ACCO Brands Corp., 6.75%, 4/30/20	USD	300	316,500
Acosta, Inc., 7.75%, 10/01/22 (a)		965	882,975
ADT Corp.:
6.25%, 10/15/21		925	1,009,406
3.50%, 7/15/22		2,256	2,117,820
4.13%, 6/15/23		995	953,956
4.88%, 7/15/32 (a)		629	520,497
Ahern Rentals, Inc., 7.38%, 5/15/23 (a)		435	306,675
Algeco Scotsman Global Finance PLC, 8.50%, 10/15/18 (a)		750	652,500
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	559	635,639
Bilbao Luxembourg SA, 11.06% (10.50% Cash or 11.25% PIK), 12/01/18 (h)		2,423	2,654,885
Clean Harbors, Inc.:
5.25%, 8/01/20	USD	450	462,150

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
5.13%, 6/01/21	USD	450	$459,563
Envision Healthcare Corp., 5.13%, 7/01/22 (a)		325	330,687
ERAC USA Finance LLC:
6.20%, 11/01/16 (a)		407	412,115
6.38%, 10/15/17 (a)		470	496,832
GFL Environmental, Inc., 9.88%, 2/01/21 (a)		350	379,750
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,957,000
IHS Markit Ltd., 5.00%, 11/01/22 (a)		500	513,750
Loxam SAS, 3.50%, 5/03/23	EUR	210	242,764
Modular Space Corp., 10.25%, 1/31/19 (a)	USD	3,130	1,283,300
Pitney Bowes, Inc., 4.63%, 3/15/24		400	424,777
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (a)		3,724	3,975,370
Republic Services, Inc.:
5.00%, 3/01/20		800	885,206
5.25%, 11/15/21		1,100	1,276,217
3.55%, 6/01/22		1,000	1,080,726
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		3,040	3,097,000
SPX FLOW, Inc., 6.88%, 9/01/17		500	521,890
Tyco International Finance SA, 3.90%, 2/14/26		500	544,943
Verisure Holding AB, 6.00%, 11/01/22	EUR	1,868	2,262,401
Waste Management, Inc.:
3.90%, 3/01/35	USD	1,250	1,361,294
4.10%, 3/01/45		400	456,578
West Corp., 5.38%, 7/15/22 (a)		725	676,063

			34,039,634
Communications Equipment — 0.2%
Cisco Systems, Inc.:
2.20%, 2/28/21		800	825,162
3.50%, 6/15/25		320	360,661
5.90%, 2/15/39		570	786,244
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (a)		3,376	3,561,680
CommScope, Inc.:
4.38%, 6/15/20 (a)		2,253	2,326,786
5.00%, 6/15/21 (a)		450	466,313
5.50%, 6/15/24 (a)		1,423	1,479,920
Harris Corp., 5.05%, 4/27/45		515	610,195
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	795,135
7.63%, 6/15/21		500	535,000
5.25%, 8/01/26 (a)		1,417	1,413,457
6.63%, 8/01/26 (a)		1,224	1,214,820
Inmarsat Finance PLC, 4.88%, 5/15/22 (a)		1,083	1,006,973
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		3,876	2,819,790
5.50%, 8/01/23		331	216,805
8.00%, 2/15/24 (a)		840	802,200
Juniper Networks, Inc.:
3.13%, 2/26/19		1,500	1,541,745
4.35%, 6/15/25		1,000	1,044,682
Motorola Solutions, Inc.:
3.50%, 9/01/21		650	673,241
4.00%, 9/01/24		2,114	2,112,888
Plantronics, Inc., 5.50%, 5/31/23 (a)		375	379,687
QUALCOMM, Inc.:
2.25%, 5/20/20		600	618,667
3.00%, 5/20/22		665	701,155
3.45%, 5/20/25		500	538,787
4.65%, 5/20/35		400	439,940
Riverbed Technology, Inc., 8.88%, 3/01/23 (a)		542	566,390

See Notes to Financial Statements.

42	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
ViaSat, Inc., 6.88%, 6/15/20	USD	100	$103,260

			27,941,583
Construction & Engineering — 0.1%
AECOM:
5.75%, 10/15/22		1,050	1,105,125
5.88%, 10/15/24		1,079	1,157,227
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		453	450,735
China City Construction International Co. Ltd., 5.35%, 7/03/17	CNY	20,000	2,474,687
Novafives SAS, 4.50%, 6/30/21	EUR	348	355,898
Officine Maccaferri SpA, 5.75%, 6/01/21		440	436,380
OHL Investments SA, 4.00%, 4/25/18 (l)		800	836,715
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21	USD	650	654,908
TRI Pointe Holdings, Inc., 4.38%, 6/15/19		1,070	1,096,750

			8,568,425
Construction Materials — 0.1%
Cemex Finance LLC:
9.38%, 10/12/22 (a)		2,925	3,228,469
4.63%, 6/15/24	EUR	1,325	1,473,891
Dry Mix Solutions Investissements SAS, 5.50%, 3/15/23 (b)		300	340,433
Kerneos Corp. SAS, 5.75%, 3/01/21		219	255,861
Pfleiderer GmbH, 7.88%, 8/01/19		1,814	2,109,184
Vulcan Materials Co., 4.50%, 4/01/25	USD	1,400	1,512,000

			8,919,838
Consumer Finance — 0.7%
Ally Financial, Inc.:
6.25%, 12/01/17		200	209,960
3.25%, 2/13/18		750	757,500
3.60%, 5/21/18		850	864,722
4.75%, 9/10/18		125	129,375
3.50%, 1/27/19		150	151,500
3.75%, 11/18/19		750	762,187
8.00%, 3/15/20		400	459,000
4.13%, 3/30/20		1,200	1,230,744
4.25%, 4/15/21		400	408,500
5.13%, 9/30/24		2,935	3,122,106
4.63%, 3/30/25		5,455	5,591,375
5.75%, 11/20/25		975	1,015,219
8.00%, 11/01/31		8,697	10,588,597
American Express Co.:
1.55%, 5/22/18		580	582,857
2.65%, 12/02/22		1,000	1,022,791
4.05%, 12/03/42		370	393,898
American Express Credit Corp.:
1.13%, 6/05/17		850	851,054
2.13%, 7/27/18		910	926,607
2.25%, 5/05/21		2,000	2,042,504
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	1,977,878
2.45%, 4/24/19		4,350	4,446,970
Capital One N.A.:
1.65%, 2/05/18		1,000	1,002,406
1.50%, 3/22/18		1,400	1,398,594
2.95%, 7/23/21		2,000	2,075,388
Discover Bank, 2.00%, 2/21/18		1,500	1,505,971
Discover Financial Services, 3.95%, 11/06/24		750	775,504
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		620	635,718
1.72%, 12/06/17		4,040	4,056,128
2.38%, 1/16/18		1,500	1,517,563

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
5.00%, 5/15/18	USD	2,030	$2,146,110
2.88%, 10/01/18		930	951,928
2.02%, 5/03/19		1,885	1,901,203
3.16%, 8/04/20		1,000	1,033,279
3.34%, 3/18/21		990	1,032,628
5.88%, 8/02/21		750	864,947
General Motors Financial Co., Inc.:
2.40%, 5/09/19		2,245	2,256,759
3.20%, 7/13/20		2,250	2,292,413
3.70%, 11/24/20		485	502,550
4.20%, 3/01/21		1,600	1,688,336
3.20%, 7/06/21		860	872,847
3.45%, 4/10/22		750	765,098
3.70%, 5/09/23		1,315	1,343,198
4.00%, 1/15/25		750	773,311
Hyundai Capital Services, Inc., 2.88%, 3/16/21		3,500	3,616,025
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		1,915	1,790,525
6.88%, 4/15/22 (a)		1,151	1,017,196
Navient Corp.:
8.45%, 6/15/18		1,400	1,520,750
5.50%, 1/15/19		800	822,000
4.88%, 6/17/19		1,000	1,005,000
8.00%, 3/25/20		875	934,063
5.00%, 10/26/20		500	487,500
5.88%, 3/25/21		800	792,000
6.63%, 7/26/21		821	829,210
7.25%, 1/25/22		175	177,844
5.50%, 1/25/23		645	598,237
6.13%, 3/25/24		1,091	1,030,995
5.88%, 10/25/24		1,034	953,865
5.63%, 8/01/33		645	501,487
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (a)		885	894,431
Springleaf Finance Corp.:
6.90%, 12/15/17		1,425	1,504,116
5.25%, 12/15/19		600	582,000
8.25%, 12/15/20		645	667,575
7.75%, 10/01/21		250	248,125
Synchrony Financial:
1.88%, 8/15/17		665	665,971
2.60%, 1/15/19		515	521,620
3.00%, 8/15/19		865	883,926
Toyota Motor Credit Corp., 2.13%, 7/18/19		500	512,929

			91,484,613
Consumer Products — 0.0%
Revlon Consumer Products Corp., 5.75%, 2/15/21		300	304,500
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc.:
6.25%, 1/31/19 (a)		600	613,500
3.65%, 12/15/19 (a)(b)		500	504,375
6.75%, 1/31/21 (a)		650	668,720
3.88%, 5/15/21 (a)(b)		403	407,534
6.00%, 6/30/21 (a)		1,935	1,968,863
4.25%, 1/15/22	EUR	1,144	1,319,606
4.13%, 5/15/23		394	455,911
4.63%, 5/15/23 (a)	USD	1,578	1,587,863
6.75%, 5/15/24	EUR	958	1,121,924
7.25%, 5/15/24 (a)	USD	2,319	2,446,545
Ball Corp.:
4.38%, 12/15/20		675	723,094

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
5.00%, 3/15/22	USD	3,394	$3,631,580
4.00%, 11/15/23		300	304,500
4.38%, 12/15/23	EUR	415	515,028
5.25%, 7/01/25	USD	1,050	1,134,000
Berry Plastics Corp.:
5.50%, 5/15/22		150	156,750
5.13%, 7/15/23		600	619,500
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Is, 5.63%, 12/15/16 (a)		230	230,288
Cascades, Inc., 5.50%, 7/15/22 (a)		425	420,750
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	775,313
Crown European Holdings SA, 3.38%, 5/15/25	EUR	889	1,019,152
Horizon Holdings I SASU, 7.25%, 8/01/23		1,531	1,838,758
International Paper Co.:
3.65%, 6/15/24	USD	750	796,791
4.80%, 6/15/44		250	271,031
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (h)	EUR	394	472,525
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (a)	USD	350	365,750
5.88%, 8/15/23 (a)		450	483,750
ProGroup AG, 5.13%, 5/01/22	EUR	881	1,050,463
Sealed Air Corp.:
4.88%, 12/01/22 (a)	USD	1,390	1,461,237
5.25%, 4/01/23 (a)		1,450	1,535,187
4.50%, 9/15/23	EUR	287	348,943
6.88%, 7/15/33 (a)		58	61,480
Silgan Holdings, Inc., 5.00%, 4/01/20	USD	100	101,500
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	1,175	1,394,446

			30,806,657
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (a)	USD	1,219	1,119,956
LKQ Corp., 4.75%, 5/15/23		100	100,250
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	840	990,776

			2,210,982
Diversified Consumer Services — 0.0%
Cleveland Clinic Foundation, 4.86%, 1/01/14	USD	125	143,418
Service Corp. International, 5.38%, 5/15/24		2,550	2,722,125

			2,865,543
Diversified Financial Services — 0.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.63%, 10/30/20		995	1,063,406
5.00%, 10/01/21		626	682,653
Aircastle Ltd.:
6.75%, 4/15/17		300	309,375
6.25%, 12/01/19		100	110,250
7.63%, 4/15/20		880	1,003,200
5.13%, 3/15/21		775	827,313
5.50%, 2/15/22		1,405	1,503,350
5.00%, 4/01/23		1,015	1,064,532
Altice Financing SA:
6.50%, 1/15/22 (a)		2,650	2,729,500
5.25%, 2/15/23	EUR	544	623,400
6.63%, 2/15/23 (a)	USD	1,600	1,603,008
7.50%, 5/15/26 (a)		2,661	2,687,610
BP Capital Markets PLC:
1.68%, 5/03/19		1,208	1,219,836

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
2.24%, 5/10/19	USD	825	$844,871
2.52%, 1/15/20		275	284,600
4.50%, 10/01/20		825	916,610
4.74%, 3/11/21		715	811,521
3.06%, 3/17/22		425	446,215
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (a)		500	407,500
CME Group, Inc.:
3.00%, 9/15/22		560	597,927
3.00%, 3/15/25		850	907,406
5.30%, 9/15/43		1,400	1,878,517
CNH Industrial Capital LLC:
3.63%, 4/15/18		200	202,500
3.88%, 7/16/18		500	506,250
3.38%, 7/15/19		250	249,375
4.38%, 11/06/20		315	324,066
4.88%, 4/01/21		400	419,000
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	1,550	1,780,390
CNO Financial Group, Inc., 5.25%, 5/30/25	USD	370	383,875
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,232	1,666,462
Consolidated Energy Finance SA, 6.75%, 10/15/19 (a)	USD	750	744,375
eircom Finance DAC, 4.50%, 5/31/22	EUR	825	929,178
Far East Horizon Ltd., 5.55% (b)(j)	USD	1,000	1,019,500
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	297	389,135
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/20	USD	1,760	1,824,875
4.42%, 11/15/35		3,925	4,524,045
Haitong International Finance 2014 Ltd., 3.99%, 9/11/19		2,000	2,068,978
Hyundai Capital America, 2.40%, 10/30/18 (a)		335	339,673
Intercontinental Exchange, Inc.:
2.50%, 10/15/18		1,250	1,283,574
2.75%, 12/01/20		295	308,328
3.75%, 12/01/25		1,190	1,302,858
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNY	10,000	1,516,500
Mercury Bondco PLC, 8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (h)	EUR	889	1,008,971
Moody’s Corp.:
2.75%, 7/15/19	USD	2,195	2,261,757
5.25%, 7/15/44		500	624,473
MSCI, Inc.:
5.25%, 11/15/24 (a)		630	667,800
5.75%, 8/15/25 (a)		863	939,980
Nasdaq, Inc.:
4.25%, 6/01/24		750	802,078
3.85%, 6/30/26		2,520	2,640,423
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	600,867
2.35%, 6/15/20		400	412,073
Nexstar Escrow Corp., 5.63%, 8/01/24 (a)		904	918,690
Nielsen Co. Luxembourg S.à r.l., 5.50%, 10/01/21 (a)		100	104,000
OneMain Financial Holdings, Inc.:
6.75%, 12/15/19 (a)		350	354,025
7.25%, 12/15/21 (a)		700	700,000
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (a)		4,100	3,997,500
Quicken Loans, Inc., 5.75%, 5/01/25 (a)		825	817,781
RH International Finance Ltd., 3.88%, 7/20/21		2,250	2,253,024

See Notes to Financial Statements.

44	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)	USD	3,266	$3,525,255
SUAM Finance BV, 4.88%, 4/17/24 (a)		1,215	1,269,675
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	175	199,153
Total Capital Canada Ltd., 2.75%, 7/15/23	USD	1,500	1,557,195
Total Capital SA, 4.45%, 6/24/20		615	681,248
United Group BV, 7.88%, 11/15/20	EUR	1,357	1,593,218
Virgin Media Finance PLC:
6.00%, 10/15/24 (a)	USD	200	202,500
6.38%, 10/15/24	GBP	158	216,947
4.50%, 1/15/25	EUR	274	309,470
5.75%, 1/15/25 (a)	USD	1,835	1,828,119
Virgin Media Secured Finance PLC, 4.88%, 1/15/27	GBP	1,212	1,591,994
Voya Financial, Inc., 2.90%, 2/15/18	USD	3,202	3,264,964
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		2,220	2,086,800
Yufu Eternity Ltd., 5.63%, 11/26/17	CNY	8,000	1,204,147

			82,939,664
Diversified Telecommunication Services — 1.2%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	6,535	6,943,437
Altice Finco SA, 9.00%, 6/15/23	EUR	515	652,063
AT&T Inc.:
5.50%, 2/01/18	USD	2,000	2,124,018
2.38%, 11/27/18		2,000	2,041,704
2.30%, 3/11/19		1,225	1,251,896
2.45%, 6/30/20		1,440	1,474,573
5.00%, 3/01/21		1,500	1,696,890
3.80%, 3/15/22		1,750	1,886,500
2.63%, 12/01/22		2,000	2,027,714
3.95%, 1/15/25		500	539,711
3.40%, 5/15/25		1,000	1,035,238
4.50%, 5/15/35		750	791,709
6.55%, 2/15/39		750	955,949
6.35%, 3/15/40		750	956,786
6.00%, 8/15/40		500	615,487
5.35%, 9/01/40		750	851,479
5.15%, 3/15/42		500	563,101
4.80%, 6/15/44		700	742,213
4.35%, 6/15/45		750	751,000
4.75%, 5/15/46		1,950	2,064,956
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (c)(i)		1,000	31,850
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		4,008	4,375,325
British Telecommunications PLC, 9.63%, 12/15/30		300	476,270
CenturyLink, Inc.:
6.00%, 4/01/17		350	358,313
5.63%, 4/01/20		690	729,675
6.45%, 6/15/21		2,610	2,786,175
5.80%, 3/15/22		650	664,625
6.75%, 12/01/23		300	312,000
7.50%, 4/01/24		690	736,575
5.63%, 4/01/25		750	710,910
7.60%, 9/15/39		725	648,875
7.65%, 3/15/42		200	179,000
CommScope Holding Co., Inc., 6.63% (6.63% Cash or 7.38% PIK), 6/01/20 (a)(h)		53	54,908
Consolidated Communications, Inc., 6.50%, 10/01/22		1,035	952,200
Digicel Ltd., 6.00%, 4/15/21 (a)		5,056	4,695,760
Embarq Corp., 8.00%, 6/01/36		1,000	1,039,375
Frontier Communications Corp.:
8.25%, 4/15/17		200	209,000

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
8.13%, 10/01/18	USD	150	$165,000
8.50%, 4/15/20		750	807,000
8.88%, 9/15/20		1,080	1,160,665
6.25%, 9/15/21		2,330	2,265,925
10.50%, 9/15/22		1,185	1,279,800
7.13%, 1/15/23		935	867,213
7.63%, 4/15/24		1,927	1,777,657
6.88%, 1/15/25		5,229	4,585,781
11.00%, 9/15/25		2,530	2,700,775
9.00%, 8/15/31		450	421,875
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (a)		350	346,937
Level 3 Communications, Inc., 5.75%, 12/01/22		300	313,500
Level 3 Financing, Inc.:
6.13%, 1/15/21		25	26,031
5.38%, 8/15/22		2,197	2,306,850
5.63%, 2/01/23		3,310	3,475,500
5.13%, 5/01/23		3,829	3,943,870
5.38%, 1/15/24		1,136	1,191,380
5.38%, 5/01/25		2,648	2,780,400
5.25%, 3/15/26 (a)		1,296	1,355,940
Orange SA, 4.13%, 9/14/21		750	830,390
OTE PLC, 3.50%, 7/09/20	EUR	1,296	1,454,093
Play Finance 2 SA, 5.25%, 2/01/19		898	1,030,173
Proven Honour Capital Ltd.:
4.13%, 5/19/25	USD	8,005	8,474,893
4.13%, 5/06/26		4,000	4,229,532
Qwest Corp., 6.75%, 12/01/21		1,300	1,426,750
SmarTone Finance Ltd., 3.88%, 4/08/23		8,350	8,453,640
Telecom Italia Capital SA:
7.00%, 6/04/18		725	788,437
7.18%, 6/18/19		225	254,250
6.38%, 11/15/33		525	534,187
6.00%, 9/30/34		5,420	5,311,600
7.20%, 7/18/36		1,835	1,890,050
7.72%, 6/04/38		125	133,815
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	827	1,259,792
Telecom Italia SpA:
5.88%, 5/19/23	GBP	700	1,086,029
3.63%, 1/19/24	EUR	1,444	1,756,913
5.30%, 5/30/24 (a)	USD	1,200	1,215,000
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (a)		650	654,927
4.00%, 1/15/27	EUR	958	1,060,339
UPCB Finance V Ltd., 7.25%, 11/15/21 (a)	USD	450	472,500
UPCB Finance VI Ltd., 6.88%, 1/15/22 (a)		585	616,444
Verizon Communications, Inc.:
3.65%, 9/14/18		1,000	1,050,795
2.55%, 6/17/19		2,970	3,072,801
1.38%, 8/15/19		1,015	1,015,404
2.63%, 2/21/20		1,000	1,037,598
4.50%, 9/15/20		2,500	2,780,057
3.50%, 11/01/21		1,250	1,350,534
2.45%, 11/01/22		500	511,687
5.15%, 9/15/23		3,000	3,516,915
6.40%, 9/15/33		350	453,861
5.05%, 3/15/34		500	563,729
4.40%, 11/01/34		350	370,806
5.85%, 9/15/35		350	434,711
4.27%, 1/15/36		500	522,697
6.55%, 9/15/43		500	680,281
4.86%, 8/21/46		2,800	3,142,801
4.52%, 9/15/48		1,000	1,067,185
5.01%, 8/21/54		750	825,245

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
4.67%, 3/15/55	USD	750	$778,980
Wind Acquisition Finance SA:
6.50%, 4/30/20 (a)		200	205,876
4.00%, 7/15/20	EUR	1,717	1,924,414
4.75%, 7/15/20 (a)	USD	1,800	1,792,134
7.00%, 4/23/21	EUR	500	556,655
7.38%, 4/23/21 (a)	USD	2,000	1,990,000
Windstream Services LLC:
7.75%, 10/15/20		500	498,437
7.75%, 10/01/21		575	546,250
6.38%, 8/01/23		450	389,250
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		4,331	4,504,240
6.38%, 5/15/25		1,686	1,763,977

			160,980,433
Electric Utilities — 0.7%
Adani Transmission Ltd., 4.00%, 8/03/26		800	794,456
AES Gener SA, 5.00%, 7/14/25 (a)		3,125	3,330,213
Alabama Power Co.:
3.75%, 3/01/45		630	670,840
4.30%, 1/02/46		700	811,238
Appalachian Power Co., 4.45%, 6/01/45		1,000	1,107,891
Arizona Public Service Co.:
4.70%, 1/15/44		250	304,903
4.35%, 11/15/45		400	468,352
Commonwealth Edison Co., 6.15%, 9/15/17		400	422,656
Connecticut Light & Power Co., 4.30%, 4/15/44		125	145,164
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	225	258,280
Duke Energy Carolinas LLC:
3.90%, 6/15/21	USD	750	829,602
6.05%, 4/15/38		805	1,116,826
Duke Energy Corp., 4.80%, 12/15/45		1,400	1,682,758
Duke Energy Florida LLC, 3.10%, 8/15/21		1,780	1,893,986
Duke Energy Indiana LLC, 3.75%, 5/15/46		300	320,185
Duke Energy Progress LLC:
5.30%, 1/15/19		2,185	2,400,574
4.10%, 5/15/42		515	572,300
4.15%, 12/01/44		500	563,668
Emera U.S. Finance LP:
2.15%, 6/15/19 (a)		855	866,991
2.70%, 6/15/21 (a)		750	767,682
Emera, Inc., 6.75%, 6/15/76 (b)		37,900	40,969,900
Entergy Arkansas, Inc., 3.05%, 6/01/23		250	261,727
Exelon Corp.:
3.95%, 6/15/25		750	816,139
5.10%, 6/15/45		1,000	1,203,892
FirstEnergy Corp.:
2.75%, 3/15/18		50	50,616
4.25%, 3/15/23		1,000	1,062,402
7.38%, 11/15/31		600	774,462
FirstEnergy Transmission LLC, 4.35%, 1/15/25 (a)		850	911,763
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,642,314
Georgia Power Co.:
2.85%, 5/15/22		670	705,537
5.95%, 2/01/39		470	622,697
4.30%, 3/15/42		500	551,069
Indiana Michigan Power Co., 4.55%, 3/15/46		400	461,479
Kentucky Utilities Co., 4.65%, 11/15/43		100	122,090
MidAmerican Energy Co., 6.75%, 12/30/31		575	807,903
NextEra Energy Capital Holdings, Inc., 2.30%, 4/01/19		895	910,795

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
Northern States Power Co., 4.13%, 5/15/44	USD	530	$608,407
NSTAR Electric Co., 4.40%, 3/01/44		250	294,632
Oglethorpe Power Corp., 4.20%, 12/01/42		400	428,343
Oklahoma Gas & Electric Co., 3.90%, 5/01/43		250	265,217
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18		483	533,999
2.95%, 4/01/25		750	789,548
5.30%, 6/01/42		500	661,161
PacifiCorp.:
2.95%, 6/01/23		300	316,529
6.35%, 7/15/38		310	443,786
PECO Energy Co., 5.95%, 10/01/36		865	1,165,027
Potomac Electric Power Co., 4.15%, 3/15/43		450	506,259
PPL Capital Funding, Inc., 5.00%, 3/15/44		500	584,766
PPL Electric Utilities Corp., 4.15%, 10/01/45		500	571,151
Public Service Co. of Colorado, 4.30%, 3/15/44		450	526,794
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	336,166
5.64%, 4/15/41		250	337,072
Sierra Pacific Power Co.:
3.38%, 8/15/23		580	621,044
2.60%, 5/01/26 (a)		2,100	2,150,925
Southern California Edison Co.:
6.05%, 3/15/39		665	938,899
4.65%, 10/01/43		300	366,493
Southern Co., 1.85%, 7/01/19		1,575	1,593,791
Southern Co. Gas Capital Corp., 3.25%, 6/15/26		2,300	2,388,265
Southern Power Co., 1.85%, 12/01/17		1,000	1,007,912
Talen Energy Supply LLC:
4.63%, 7/15/19 (a)		900	852,750
4.60%, 12/15/21		600	480,000
6.50%, 6/01/25		285	250,800
Toledo Edison Co., 6.15%, 5/15/37		500	630,506
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	308	359,883
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	561,500

			91,774,975
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18		293	293,614
General Cable Corp., 5.75%, 10/01/22		425	399,500
GrafTech International Ltd., 6.38%, 11/15/20		413	311,815
Sensata Technologies BV:
4.88%, 10/15/23 (a)		175	180,250
5.63%, 11/01/24 (a)		150	159,000
5.00%, 10/01/25 (a)		2,522	2,585,050
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (a)		1,095	1,183,969

			5,113,198
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.55%, 1/30/19		1,000	1,016,286
Avnet, Inc., 4.63%, 4/15/26		1,200	1,253,072
Belden, Inc.:
5.50%, 9/01/22 (a)		575	595,125
5.50%, 4/15/23	EUR	1,076	1,263,123
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22	USD	3,325	3,549,437
5.00%, 9/01/23		2,206	2,250,120
5.50%, 12/01/24		2,292	2,390,258
Corning, Inc.:
1.45%, 11/15/17		250	250,334
4.75%, 3/15/42		200	212,245
Flextronics International Ltd., 4.63%, 2/15/20		1,500	1,575,000

See Notes to Financial Statements.

46	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., 7.25%, 10/15/22	USD	750	$800,625

			15,155,625
Energy Equipment & Services — 0.2%
Diamond Offshore Drilling, Inc.:
5.88%, 5/01/19		325	337,620
5.70%, 10/15/39		325	264,420
4.88%, 11/01/43		500	388,385
Ensco PLC:
4.70%, 3/15/21		800	680,000
4.50%, 10/01/24		1,260	866,250
5.20%, 3/15/25		1,035	703,800
5.75%, 10/01/44		700	409,500
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		1,636	1,676,900
Halliburton Co.:
2.00%, 8/01/18		500	502,195
3.80%, 11/15/25		525	544,209
4.85%, 11/15/35		765	832,952
5.00%, 11/15/45		1,765	1,907,993
McDermott International, Inc., 8.00%, 5/01/21 (a)		300	267,000
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (a)		100	77,000
PHI, Inc., 5.25%, 3/15/19		300	276,000
Rowan Cos., Inc.:
7.88%, 8/01/19		325	343,636
4.88%, 6/01/22		475	402,563
Schlumberger Holdings Corp., 2.35%, 12/21/18 (a)		1,125	1,148,601
SESI LLC:
6.38%, 5/01/19		325	313,625
7.13%, 12/15/21		525	509,250
Transocean, Inc.:
3.00%, 10/15/17		527	516,460
6.00%, 3/15/18		4,336	4,227,600
7.38%, 4/15/18		190	186,200
7.13%, 12/15/21		1,105	922,675
4.30%, 10/15/22		1,074	767,910
9.00%, 7/15/23 (a)		800	750,000
7.50%, 4/15/31		500	305,000
6.80%, 3/15/38		650	383,500
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	1,920	2,259,265
Weatherford International LLC, 6.80%, 6/15/37	USD	242	174,240
Weatherford International Ltd.:
7.75%, 6/15/21		1,436	1,356,572
4.50%, 4/15/22		788	650,100
8.25%, 6/15/23		490	456,925
6.50%, 8/01/36		305	216,550
5.95%, 4/15/42		141	97,290

			25,722,186
Food & Staples Retailing — 0.3%
Albertsons Cos. LLC/Safeway, Inc./New
Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (a)		1,535	1,630,937
Casino Guichard Perrachon SA:
3.31%, 1/25/23	EUR	2,600	3,244,996
3.25%, 3/07/24		1,300	1,606,633
CVS Health Corp.:
1.90%, 7/20/18	USD	250	253,643
2.25%, 8/12/19		302	310,635
2.80%, 7/20/20		2,390	2,499,393
2.13%, 6/01/21		3,485	3,552,187
5.13%, 7/20/45		550	699,526

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (a)	USD	939	$958,954
Ingles Markets, Inc., 5.75%, 6/15/23		500	513,750
Pomegranate Merger Sub, Inc., 9.75%, 5/01/23 (a)		500	463,750
Rite Aid Corp.:
9.25%, 3/15/20		600	633,000
6.75%, 6/15/21		550	578,187
6.13%, 4/01/23 (a)		8,181	8,682,086
Sysco Corp.:
1.90%, 4/01/19		400	405,133
2.60%, 10/01/20		835	864,959
2.50%, 7/15/21		125	128,302
3.75%, 10/01/25		600	655,255
3.30%, 7/15/26		1,905	2,013,067
4.85%, 10/01/45		400	466,018
4.50%, 4/01/46		460	513,396
Tesco Corporate Treasury Services PLC, 2.50%, 7/01/24	EUR	800	913,873
Tesco PLC:
5.50%, 11/15/17 (a)	USD	1,000	1,042,404
5.00%, 3/24/23	GBP	180	255,913
6.00%, 12/14/29		180	264,138
6.15%, 11/15/37 (a)	USD	700	677,859
U.S. Foods, Inc., 5.88%, 6/15/24 (a)		400	418,000
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18		575	579,921
2.70%, 11/18/19		1,780	1,843,649
2.60%, 6/01/21		310	317,610
3.30%, 11/18/21		750	795,708
4.50%, 11/18/34		400	437,512
Wal-Mart Stores, Inc.:
7.55%, 2/15/30		445	690,163
6.50%, 8/15/37		805	1,196,422
6.20%, 4/15/38		365	529,824

			40,636,803
Food Products — 0.5%
Aramark Services, Inc.:
5.75%, 3/15/20		326	335,780
5.13%, 1/15/24 (a)		828	854,910
4.75%, 6/01/26 (a)		350	353,500
Arcor SAIC, 6.00%, 7/06/23 (a)		3,867	4,040,164
B&G Foods, Inc., 4.63%, 6/01/21		475	488,063
Bestfoods, 6.63%, 4/15/28		125	178,427
Biostime International Holdings Ltd., 7.25%, 6/21/21		800	846,117
Comfeed Finance BV, 6.00%, 5/02/18		970	971,261
ConAgra Foods, Inc., 3.20%, 1/25/23		1,728	1,803,244
Darling Global Finance BV, 4.75%, 5/30/22	EUR	416	479,550
Dean Foods Co., 6.50%, 3/15/23 (a)	USD	500	528,750
Gruma SAB de CV, 4.88%, 12/01/24 (a)		3,010	3,341,100
Grupo Bimbo SAB de CV, 4.88%, 6/27/44		3,385	3,534,245
Hershey Co., 4.13%, 12/01/20		400	445,104
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/01/20 (a)		100	103,750
7.25%, 6/01/21 (a)		1,100	1,135,750
7.25%, 6/01/21 (a)		825	851,813
5.88%, 7/15/24 (a)		500	497,500
5.75%, 6/15/25 (a)		1,375	1,340,625
JM Smucker Co.:
1.75%, 3/15/18		1,000	1,007,267
3.00%, 3/15/22		1,000	1,054,702
Kellogg Co.:
3.25%, 4/01/26		2,575	2,687,646
4.50%, 4/01/46		270	300,116

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Food Products (continued)
Kraft Heinz Foods Co.:
2.00%, 7/02/18 (a)	USD	1,000	$1,014,224
2.80%, 7/02/20 (a)		1,000	1,044,495
3.50%, 7/15/22 (a)		1,250	1,341,761
3.95%, 7/15/25 (a)		750	825,662
3.00%, 6/01/26 (a)		1,200	1,226,927
5.00%, 7/15/35 (a)		400	474,272
5.20%, 7/15/45 (a)		1,000	1,208,465
4.38%, 6/01/46 (a)		845	919,256
Mead Johnson Nutrition Co., 3.00%, 11/15/20		815	857,435
Mondelez International, Inc., 4.00%, 2/01/24		700	773,219
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (a)		335	339,187
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (a)		269	285,813
Post Holdings, Inc.:
6.75%, 12/01/21 (a)		500	533,750
7.38%, 2/15/22		1,000	1,070,700
6.00%, 12/15/22 (a)		400	422,000
7.75%, 3/15/24 (a)		4,523	5,003,569
8.00%, 7/15/25 (a)		467	535,883
5.00%, 8/15/26 (a)		2,940	2,930,813
R&R Ice Cream PLC:
9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (h)	EUR	3,163	3,545,946
4.75%, 5/15/20		105	120,032
Smithfield Foods, Inc., 6.63%, 8/15/22	USD	1,771	1,873,204
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	700	789,452
Treehouse Foods, Inc., 6.00%, 2/15/24 (a)	USD	1,117	1,200,775
Tyson Foods, Inc.:
4.50%, 6/15/22		850	944,177
5.15%, 8/15/44		700	844,958
WhiteWave Foods Co., 5.38%, 10/01/22		725	827,406
Wm. Wrigley Jr. Co., 2.00%, 10/20/17 (a)		3,110	3,135,987

			61,268,752
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	432,137
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24		2,300	2,438,000

			2,870,137
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.55%, 3/15/22		500	512,365
6.00%, 4/01/39		435	572,283
5.30%, 5/27/40		450	545,342
Alere, Inc., 6.38%, 7/01/23 (a)		1,346	1,347,683
Becton Dickinson and Co.:
3.25%, 11/12/20		1,000	1,053,025
3.88%, 5/15/24		1,000	1,078,783
Boston Scientific Corp.:
2.85%, 5/15/20		2,000	2,068,292
3.85%, 5/15/25		2,100	2,256,626
Covidien International Finance SA, 3.20%, 6/15/22		445	475,927
CR Bard, Inc., 3.00%, 5/15/26		820	843,509
Hologic, Inc., 5.25%, 7/15/22 (a)		4,014	4,254,840
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (a)		450	485,159
Medtronic, Inc.:
2.50%, 3/15/20		1,250	1,301,201
4.38%, 3/15/35		997	1,148,183
4.63%, 3/15/45		95	116,220
St. Jude Medical, Inc.:
2.00%, 9/15/18		1,440	1,464,255

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
3.25%, 4/15/23	USD	345	$358,696
4.75%, 4/15/43		450	501,989
Stryker Corp.:
2.00%, 3/08/19		965	981,496
3.38%, 5/15/24		635	673,714
3.38%, 11/01/25		850	901,928
4.38%, 5/15/44		600	661,390
4.63%, 3/15/46		1,305	1,517,667
Universal Hospital Services, Inc., 7.63%, 8/15/20		200	186,000
Zimmer Biomet Holdings, Inc.:
2.00%, 4/01/18		405	407,419
4.45%, 8/15/45		300	320,679

			26,034,671
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23		2,324	2,307,453
6.50%, 3/01/24		260	268,611
Aetna, Inc.:
2.20%, 3/15/19		760	774,766
1.90%, 6/07/19		3,015	3,054,493
2.75%, 11/15/22		1,450	1,484,375
2.80%, 6/15/23		220	226,435
4.25%, 6/15/36		500	517,635
4.13%, 11/15/42		1,080	1,133,161
4.38%, 6/15/46		600	624,488
Amsurg Corp., 5.63%, 7/15/22		5,001	5,251,050
Anthem, Inc.:
2.38%, 2/15/17		2,033	2,045,924
2.30%, 7/15/18		1,000	1,014,380
3.30%, 1/15/23		1,250	1,311,026
4.63%, 5/15/42		750	822,386
5.10%, 1/15/44		300	352,500
4.65%, 8/15/44		350	388,071
Cardinal Health, Inc., 4.63%, 12/15/20		1,000	1,120,897
Centene Corp.:
5.63%, 2/15/21		2,594	2,739,913
4.75%, 5/15/22		2,823	2,907,690
6.13%, 2/15/24		1,652	1,774,876
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		482	487,724
8.00%, 11/15/19		1,400	1,345,750
7.13%, 7/15/20		750	682,035
5.13%, 8/01/21		675	671,625
6.88%, 2/01/22		3,806	3,273,160
Cigna Corp.:
4.38%, 12/15/20		1,100	1,192,584
4.00%, 2/15/22		600	646,765
5.38%, 2/15/42		325	399,656
DaVita HealthCare Partners, Inc.:
5.75%, 8/15/22		1,000	1,056,250
5.13%, 7/15/24		3,290	3,396,234
5.00%, 5/01/25		1,918	1,939,577
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (a)		1,421	1,293,110
Express Scripts Holding Co.:
3.30%, 2/25/21		385	406,691
4.80%, 7/15/46		650	692,936
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (a)		700	770,000
4.13%, 10/15/20 (a)		400	422,248
5.88%, 1/31/22 (a)		500	563,750

See Notes to Financial Statements.

48	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)	USD	500	$562,500
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (a)		510	538,687
HCA Holdings, Inc., 6.25%, 2/15/21		1,515	1,641,881
HCA, Inc.:
8.00%, 10/01/18		100	111,750
3.75%, 3/15/19		1,500	1,556,250
6.50%, 2/15/20		4,229	4,657,186
7.50%, 2/15/22		5,848	6,637,480
4.00%, 12/01/22		500	526,899
4.75%, 5/01/23		900	938,250
5.88%, 5/01/23		3,064	3,278,480
5.00%, 3/15/24		4,645	4,877,250
5.38%, 2/01/25		7,541	7,847,391
5.25%, 4/15/25		450	480,094
5.88%, 2/15/26		1,985	2,123,950
5.25%, 6/15/26		700	742,000
HealthSouth Corp., 5.75%, 11/01/24		4,208	4,365,800
Humana, Inc.:
3.15%, 12/01/22		500	519,013
4.95%, 10/01/44		500	565,279
IDH Finance PLC:
6.00%, 12/01/18	GBP	430	577,848
6.25%, 8/15/22		550	725,569
Kindred Healthcare, Inc.:
8.00%, 1/15/20	USD	500	511,250
6.38%, 4/15/22		600	553,500
8.75%, 1/15/23		200	201,500
Laboratory Corp. of America Holdings:
2.63%, 2/01/20		1,000	1,025,535
4.70%, 2/01/45		100	109,730
LifePoint Health, Inc.:
5.50%, 12/01/21		800	839,672
5.88%, 12/01/23		330	348,150
5.38%, 5/01/24 (a)		300	306,750
Mallinckrodt International Finance SA, 4.75%, 4/15/23		200	175,000
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (a)		859	861,147
5.75%, 8/01/22 (a)		575	562,063
5.63%, 10/15/23 (a)		1,042	1,000,320
5.50%, 4/15/25 (a)		719	663,277
Medco Health Solutions, Inc., 4.13%, 9/15/20		1,000	1,082,491
MEDNAX, Inc., 5.25%, 12/01/23 (a)		985	1,026,863
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	230,901
Molina Healthcare, Inc., 5.38%, 11/15/22 (a)		430	438,600
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (a)		1,138	1,214,104
Quest Diagnostics, Inc.:
2.50%, 3/30/20		1,000	1,022,858
3.45%, 6/01/26		1,200	1,251,248
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (a)		1,985	2,066,861
Select Medical Corp., 6.38%, 6/01/21		500	494,690
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (a)		310	330,150
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,339	1,594,315
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		782	906,629
Team Health, Inc., 7.25%, 12/15/23 (a)	USD	390	425,100
Tenet Healthcare Corp.:
6.25%, 11/01/18		850	902,063
5.00%, 3/01/19		1,881	1,810,463
4.75%, 6/01/20		150	152,438

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
4.15%, 6/15/20 (b)	USD	914	$907,145
6.00%, 10/01/20		2,225	2,352,826
4.50%, 4/01/21		300	301,500
4.38%, 10/01/21		700	698,250
8.13%, 4/01/22		2,882	2,975,665
6.75%, 6/15/23		250	240,625
UnitedHealth Group, Inc.:
1.70%, 2/15/19		580	587,285
2.30%, 12/15/19		435	448,617
2.13%, 3/15/21		1,095	1,122,385
3.35%, 7/15/22		1,200	1,290,295
3.10%, 3/15/26		175	185,958
4.63%, 7/15/35		400	475,506
5.95%, 2/15/41		765	1,066,833
4.25%, 3/15/43		410	467,139
4.75%, 7/15/45		1,100	1,369,514
Voyage Care Bondco PLC, 11.00%, 2/01/19	GBP	1,000	1,277,264
WellCare Health Plans, Inc., 5.75%, 11/15/20	USD	605	625,800

			131,134,057
Health Care Technology — 0.0%
IMS Health, Inc., 6.00%, 11/01/20 (a)		2,016	2,054,627
Hotels, Restaurants & Leisure — 0.6%
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (a)		450	463,500
6.00%, 4/01/22 (a)		4,500	4,719,375
Boyd Gaming Corp.:
6.88%, 5/15/23		989	1,059,466
6.38%, 4/01/26 (a)		480	511,800
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		9,215	9,307,150
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		375	372,187
Carnival Corp., 3.95%, 10/15/20		535	578,815
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.25%, 3/15/21		100	104,000
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	425	497,865
5.88%, 5/15/23		303	350,019
Codere Finance 2 Luxembourg SA, 5.50% (5.50% Cash or 3.50% PIK), 6/30/21 (a)(h)	USD	138	141,795
Enterprise Funding Ltd., 3.50%, 9/10/20 (l)	GBP	200	202,091
Gala Electric Casinos PLC, 11.50%, 6/01/19		1,146	1,567,610
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	4,340	4,497,499
Hyatt Hotels Corp., 4.85%, 3/15/26		340	378,600
International Game Technology PLC:
7.50%, 6/15/19		400	449,200
5.63%, 2/15/20 (a)		200	214,000
6.25%, 2/15/22 (a)		763	799,243
4.75%, 2/15/23	EUR	991	1,193,809
6.50%, 2/15/25 (a)	USD	1,150	1,213,250
Intralot Finance Luxemburg SA, 9.75%, 8/15/18	EUR	118	138,458
Isle of Capri Casinos, Inc., 5.88%, 3/15/21	USD	300	312,750
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (a)		1,070	1,118,150
5.25%, 6/01/26 (a)		1,394	1,475,019
McDonald’s Corp.:
5.35%, 3/01/18		1,415	1,506,456
2.10%, 12/07/18		120	122,483
2.20%, 5/26/20		600	616,044

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
2.75%, 12/09/20	USD	3,975	$4,157,385
3.25%, 6/10/24		735	789,693
3.70%, 1/30/26		240	263,026
6.30%, 10/15/37		665	911,437
4.60%, 5/26/45		200	230,782
4.88%, 12/09/45		1,215	1,451,951
MGM Resorts International:
8.63%, 2/01/19		4,516	5,114,370
5.25%, 3/31/20		325	346,125
6.75%, 10/01/20		2,292	2,532,660
6.63%, 12/15/21		2,470	2,733,994
7.75%, 3/15/22		1,125	1,297,024
6.00%, 3/15/23		716	774,626
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (a)		4,858	5,202,918
NCL Corp. Ltd.:
5.25%, 11/15/19 (a)		500	511,250
4.63%, 11/15/20 (a)		350	353,500
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	161	207,808
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	2,008	2,335,604
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	915	1,124,618
Series A7, 5.27%, 3/30/24		1,205	1,385,068
Punch Taverns Finance PLC, 6.03%, 10/15/27 (a)(b)		580	651,340
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	300	322,500
Sabre GLBL, Inc.:
5.38%, 4/15/23 (a)		430	450,425
5.25%, 11/15/23 (a)		1,210	1,267,475
Schumann SpA, 7.00%, 7/31/23	EUR	325	369,184
Scientific Games International, Inc.:
7.00%, 1/01/22 (a)	USD	1,048	1,089,920
10.00%, 12/01/22		60	53,325
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)		1,450	1,493,500
Snai SpA, 7.63%, 6/15/18	EUR	596	689,706
Starbucks Corp.:
3.85%, 10/01/23	USD	465	524,420
2.45%, 6/15/26		810	835,615
Station Casinos LLC, 7.50%, 3/01/21		5,230	5,530,725
WMG Acquisition Corp., 6.75%, 4/15/22 (a)		400	420,000
Wyndham Worldwide Corp., 5.10%, 10/01/25		500	548,605
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22		650	667,469
4.25%, 5/30/23 (a)		300	286,500
5.50%, 3/01/25 (a)		1,200	1,206,000

			82,041,182
Household Durables — 0.2%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		436	456,710
APX Group, Inc.:
6.38%, 12/01/19		935	958,375
7.88%, 12/01/22 (a)		325	342,063
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (a)		700	714,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (a)		150	148,500
CalAtlantic Group, Inc.:
8.38%, 5/15/18		2,070	2,277,000

Corporate Bonds		Par (000)	Value
Household Durables (continued)
6.63%, 5/01/20	USD	1,035	$1,148,850
8.38%, 1/15/21		2,025	2,392,537
5.88%, 11/15/24		665	709,887
5.25%, 6/01/26		535	540,350
DR Horton, Inc.:
3.75%, 3/01/19		350	359,625
4.00%, 2/15/20		2,080	2,163,200
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (a)		300	273,750
Lennar Corp.:
4.75%, 12/15/17		640	658,400
4.50%, 6/15/19		450	471,375
4.50%, 11/15/19		2,121	2,229,701
4.75%, 4/01/21		680	715,700
4.75%, 11/15/22		750	787,500
4.88%, 12/15/23		310	320,075
4.75%, 5/30/25		175	177,625
Meritage Homes Corp., 6.00%, 6/01/25		1,000	1,041,880
Newell Brands, Inc.:
2.15%, 10/15/18		735	746,861
2.60%, 3/29/19		495	509,083
3.15%, 4/01/21		125	131,106
5.38%, 4/01/36		640	771,053
PulteGroup, Inc.:
5.50%, 3/01/26		1,520	1,585,147
5.00%, 1/15/27		175	174,781
6.38%, 5/15/33		395	419,687
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (a)		100	101,750
Tempur Sealy International, Inc., 5.50%, 6/15/26 (a)		400	404,752
TRI Pointe Group, Inc., 4.88%, 7/01/21		1,095	1,114,163
William Lyon Homes, Inc., 8.50%, 11/15/20		950	999,875

			25,845,361
Household Products — 0.2%
Energizer Holdings, Inc., 5.50%, 6/15/25 (a)		480	490,190
Gardner Denver, Inc., 6.88%, 8/15/21 (a)		790	732,725
HRG Group, Inc., 7.88%, 7/15/19		325	344,094
Kimberly-Clark Corp.:
3.88%, 3/01/21		200	221,069
2.75%, 2/15/26		455	483,084
Procter & Gamble Co.:
5.50%, 2/01/34		300	411,776
5.55%, 3/05/37		465	662,373
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19		400	408,560
5.75%, 10/15/20		5,351	5,524,907
6.88%, 2/15/21		855	889,157
8.25%, 2/15/21		3,184	3,311,360
4.13%, 7/15/21 (a)(b)		2,187	2,203,403
5.13%, 7/15/23 (a)		1,192	1,229,250
7.00%, 7/15/24 (a)		2,162	2,284,964
RSI Home Products, Inc., 6.50%, 3/15/23 (a)		500	523,750
Spectrum Brands, Inc.:
6.38%, 11/15/20		1,216	1,269,200
6.63%, 11/15/22		2,290	2,430,263
6.13%, 12/15/24		2,178	2,352,240
5.75%, 7/15/25		3,021	3,270,233
Stena AB, 7.00%, 2/01/24 (a)		500	393,440

See Notes to Financial Statements.

50	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Household Products (continued)
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	1,116	$1,160,640

			30,596,678
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
7.38%, 7/01/21		900	1,021,500
4.88%, 5/15/23		1,520	1,542,800
5.50%, 3/15/24		500	516,875
5.50%, 4/15/25		700	716,625
6.00%, 5/15/26		709	747,109
Calpine Corp.:
6.00%, 1/15/22 (a)		1,418	1,481,810
5.38%, 1/15/23		1,206	1,202,985
7.88%, 1/15/23 (a)		590	623,925
5.88%, 1/15/24 (a)		545	573,613
5.75%, 1/15/25		1,869	1,866,664
5.25%, 6/01/26 (a)		450	454,500
DPL, Inc., 7.25%, 10/15/21		150	145,500
Dynegy, Inc.:
6.75%, 11/01/19		2,950	3,005,313
7.38%, 11/01/22		2,124	2,081,520
5.88%, 6/01/23		100	90,000
7.63%, 11/01/24		1,000	970,000
InterGen NV, 7.00%, 6/30/23 (a)		200	159,500
NRG Energy, Inc.:
7.63%, 1/15/18		383	409,810
8.25%, 9/01/20		420	433,555
7.88%, 5/15/21		1,892	1,962,950
6.25%, 7/15/22		675	678,375
6.63%, 3/15/23		300	302,400
6.25%, 5/01/24		1,180	1,165,250
7.25%, 5/15/26 (a)		1,587	1,628,659
6.63%, 1/15/27 (a)		3,600	3,559,500
NRG Yield Operating LLC, 5.38%, 8/15/24		505	516,363
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		612	638,775

			28,495,876
Industrial Conglomerates — 0.2%
CK Hutchison Finance 16 Ltd., 1.25%, 4/06/23	EUR	1,014	1,156,387
Fortive Corp.:
1.80%, 6/15/19 (a)	USD	520	524,055
2.35%, 6/15/21 (a)		1,005	1,026,126
General Electric Co.:
4.63%, 1/07/21		622	705,631
6.75%, 3/15/32		187	265,357
6.15%, 8/07/37		215	303,129
5.88%, 1/14/38		1,001	1,377,203
6.88%, 1/10/39		152	233,331
4.50%, 3/11/44		665	792,447
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,663	1,858,679
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,428,715
Roper Technologies, Inc.:
3.00%, 12/15/20		900	933,641
3.85%, 12/15/25		905	968,920
Tyco Electronics Group SA:
6.55%, 10/01/17		1,000	1,059,012
2.35%, 8/01/19		500	508,768
3.70%, 2/15/26		1,110	1,185,535

			20,326,936

Corporate Bonds		Par (000)	Value
Insurance — 0.7%
ACE INA Holdings, Inc.:
2.70%, 3/13/23	USD	940	$971,672
3.35%, 5/15/24		590	636,604
Aflac, Inc.:
3.63%, 6/15/23		900	972,905
3.63%, 11/15/24		1,000	1,082,861
3.25%, 3/17/25		250	262,563
6.90%, 12/17/39		800	1,151,610
6.45%, 8/15/40		500	685,171
AIA Group Ltd.:
2.25%, 3/11/19 (a)		780	790,461
3.20%, 3/11/25		2,100	2,171,759
Alleghany Corp., 4.90%, 9/15/44		500	532,813
Allstate Corp.:
3.15%, 6/15/23		1,470	1,569,672
4.50%, 6/15/43		960	1,148,168
American International Group, Inc.:
2.30%, 7/16/19		1,000	1,024,474
3.30%, 3/01/21		2,018	2,115,936
3.75%, 7/10/25		600	621,190
3.88%, 1/15/35		500	487,815
4.50%, 7/16/44		1,500	1,521,257
Aon PLC:
2.80%, 3/15/21		1,445	1,486,252
3.50%, 6/14/24		750	782,616
3.88%, 12/15/25		460	492,366
4.75%, 5/15/45		1,000	1,100,552
Arch Capital Group U.S., Inc., 5.14%, 11/01/43		250	281,580
Assicurazioni Generali SpA:
7.75%, 12/12/42 (b)	EUR	600	795,070
5.50%, 10/27/47 (b)		1,065	1,252,591
5.00%, 6/08/48 (b)		1,155	1,321,642
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,373,365
BBVA Bancomer SA, 4.38%, 4/10/24		3,115	3,297,072
Berkshire Hathaway Finance Corp.:
1.70%, 3/15/19		290	294,728
5.75%, 1/15/40		250	341,418
Berkshire Hathaway, Inc.:
2.20%, 3/15/21		355	367,568
2.75%, 3/15/23		1,010	1,053,993
3.13%, 3/15/26		1,180	1,255,929
4.50%, 2/11/43		630	747,990
BNP Paribas Cardif SA, 4.03% (b)(j)	EUR	4,200	4,676,681
Chubb Corp.:
5.75%, 5/15/18	USD	2,020	2,179,043
6.50%, 5/15/38		505	742,341
Credit Agricole Assurances SA, 4.50% (b)(j)	EUR	1,300	1,448,000
Everest Reinsurance Holdings, Inc., 4.87%, 6/01/44	USD	400	424,915
First American Financial Corp., 4.30%, 2/01/23		1,350	1,388,497
Genworth Holdings, Inc.:
6.52%, 5/22/18		500	500,625
7.63%, 9/24/21		450	378,009
4.80%, 2/15/24		5,000	3,737,500
6.50%, 6/15/34		5,000	3,475,000
Glen Meadow Pass-Through Trust, 6.51%, 2/12/67 (a)(b)		2,064	1,531,653
Hanover Insurance Group, Inc., 4.50%, 4/15/26		1,200	1,240,057
Hartford Financial Services Group, Inc., 5.50%, 3/30/20		1,150	1,294,523

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
International Lease Finance Corp.:
6.75%, 9/01/16 (a)	USD	817	$820,325
5.88%, 4/01/19		460	500,250
8.25%, 12/15/20		255	307,913
4.63%, 4/15/21		148	158,360
Loews Corp., 3.75%, 4/01/26		1,500	1,610,961
Markel Corp., 5.00%, 4/05/46		720	785,935
Marsh & McLennan Cos., Inc.:
2.35%, 3/06/20		500	512,189
3.30%, 3/14/23		1,880	1,983,671
3.50%, 3/10/25		500	522,432
3.75%, 3/14/26		615	661,037
MetLife, Inc.:
3.60%, 11/13/25		1,500	1,592,061
6.38%, 6/15/34		720	944,026
4.88%, 11/13/43		220	248,082
4.05%, 3/01/45		500	501,943
4.60%, 5/13/46		1,400	1,544,045
New York Life Global Funding, 2.00%, 4/13/21 (a)		555	563,943
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	225	292,673
Principal Financial Group, Inc., 3.30%, 9/15/22	USD	1,000	1,037,171
Principal Life Global Funding II, 2.20%, 4/08/20 (a)		1,500	1,522,911
Progressive Corp., 6.25%, 12/01/32		520	703,377
Prudential Financial, Inc.:
2.35%, 8/15/19		750	768,605
5.38%, 6/21/20		750	846,380
3.50%, 5/15/24		1,000	1,049,792
4.60%, 5/15/44		500	543,945
QBE Insurance Group Ltd., 5.88%, 6/17/46 (b)		677	716,216
Radian Group, Inc., 5.25%, 6/15/20		2,610	2,707,875
Reinsurance Group of America, Inc., 3.95%, 9/15/26		1,200	1,250,090
Sunshine Life Insurance Co. Ltd.:
3.15%, 4/20/21		1,800	1,815,480
4.50%, 4/20/26		870	906,769
Travelers Cos., Inc.:
4.60%, 8/01/43		180	220,032
4.30%, 8/25/45		500	587,453
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	474,846
Trinity Acquisition PLC, 4.40%, 3/15/26		1,500	1,581,439
UNIQA Insurance Group AG, 6.00%, 7/27/46 (b)	EUR	1,400	1,657,683
Unum Group, 3.00%, 5/15/21	USD	620	636,597
WR Berkley Corp., 4.63%, 3/15/22		500	548,055
XLIT Ltd., 2.30%, 12/15/18		250	253,220

			90,386,289
Internet & Catalog Retail — 0.1%
Amazon.com, Inc.:
3.30%, 12/05/21		750	810,191
4.80%, 12/05/34		1,500	1,793,113
Expedia, Inc.:
7.46%, 8/15/18		800	884,658
5.00%, 2/15/26 (a)		1,100	1,171,667
Liberty Interactive LLC, 8.25%, 2/01/30		350	385,000
Netflix, Inc.:
5.38%, 2/01/21		100	106,800
5.50%, 2/15/22		3,637	3,864,313
5.88%, 2/15/25		500	535,000
Priceline Group, Inc., 3.60%, 6/01/26		1,555	1,630,914

			11,181,656

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	USD	1,185	$1,204,885
3.13%, 11/28/21		500	516,289
3.60%, 11/28/24		500	520,165
4.50%, 11/28/34		600	650,032
Baidu, Inc.:
2.75%, 6/09/19		550	558,965
3.00%, 6/30/20		1,000	1,023,167
eBay, Inc., 4.00%, 7/15/42		544	486,973
HT Global IT Solutions Holdings Ltd., 7.00%, 7/14/21		1,750	1,807,192
IAC/InterActiveCorp.:
4.88%, 11/30/18		1,440	1,476,000
4.75%, 12/15/22		350	329,000
Open Text Corp.:
5.63%, 1/15/23 (a)		565	580,537
5.88%, 6/01/26 (a)		320	332,605
VeriSign, Inc., 4.63%, 5/01/23		500	514,375

			10,000,185
IT Services — 0.3%
Automatic Data Processing, Inc., 3.38%, 9/15/25		2,080	2,280,125
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26		1,070	1,101,835
Fidelity National Information Services, Inc., 4.50%, 10/15/22		1,500	1,666,116
Fiserv, Inc., 3.85%, 6/01/25		1,800	1,951,807
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		5,403	5,530,035
3.60%, 10/15/20 (a)		3,295	3,475,217
4.40%, 10/15/22 (a)		1,000	1,081,757
4.90%, 10/15/25 (a)		1,250	1,340,519
6.35%, 10/15/45 (a)		800	806,247
International Business Machines Corp.:
2.90%, 11/01/21		500	532,237
3.63%, 2/12/24		560	613,870
3.45%, 2/19/26		1,000	1,093,419
5.88%, 11/29/32		435	572,260
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	140	192,417
MasterCard, Inc., 3.38%, 4/01/24	USD	2,250	2,465,541
Total System Services, Inc.:
3.80%, 4/01/21		420	445,673
4.80%, 4/01/26		900	999,851
Visa, Inc.:
2.20%, 12/14/20		2,020	2,084,899
2.80%, 12/14/22		670	708,149
3.15%, 12/14/25		695	746,441
4.15%, 12/14/35		1,275	1,465,023
4.30%, 12/14/45		990	1,167,149
WEX, Inc., 4.75%, 2/01/23 (a)		3,000	2,940,000

			35,260,587
Leisure Products — 0.0%
Hasbro, Inc., 5.10%, 5/15/44		300	329,965
Life Sciences Tools & Services — 0.1%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (a)		1,730	1,835,184
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (a)		113	116,955
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	192,916
2.40%, 2/01/19		3,000	3,067,170
3.00%, 4/15/23		490	505,561

See Notes to Financial Statements.

52	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Life Sciences Tools & Services (continued)
4.15%, 2/01/24	USD	1,600	$1,758,470

			7,476,256
Machinery — 0.1%
Amsted Industries, Inc., 5.00%, 3/15/22 (a)		500	505,000
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		3,367	3,097,640
Bombardier, Inc.:
7.50%, 3/15/18 (a)		200	207,500
5.50%, 9/15/18 (a)		835	841,263
4.75%, 4/15/19 (a)		200	196,500
7.75%, 3/15/20 (a)		750	760,500
5.75%, 3/15/22 (a)		150	131,475
6.00%, 10/15/22 (a)		1,055	931,037
6.13%, 1/15/23 (a)		700	607,754
7.50%, 3/15/25 (a)		2,647	2,317,475
Case New Holland Industrial, Inc., 7.88%, 12/01/17		1,000	1,073,750
Caterpillar, Inc., 3.80%, 8/15/42		715	742,470
Deere & Co., 5.38%, 10/16/29		695	900,038
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	971,441
Galapagos SA, 5.38%, 6/15/21	EUR	300	304,209
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22		284	279,412
6.00%, 7/15/22 (a)	USD	1,189	1,081,990
Illinois Tool Works, Inc.:
1.95%, 3/01/19		775	791,765
3.90%, 9/01/42		250	281,878
Joy Global, Inc., 5.13%, 10/15/21		300	324,528
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,237,496
Terex Corp., 6.00%, 5/15/21		566	575,905
WESCO Distribution, Inc., 5.38%, 12/15/21		200	205,500

			18,366,526
Marine — 0.0%
Onorato Armatori SpA, 7.75%, 2/15/23	EUR	1,313	1,438,582
Media — 1.8%
21st Century Fox America, Inc.:
5.65%, 8/15/20	USD	750	861,245
6.20%, 12/15/34		500	641,301
4.75%, 9/15/44		500	567,703
Altice Luxembourg SA:
7.25%, 5/15/22	EUR	1,676	1,894,988
7.75%, 5/15/22 (a)	USD	5,195	5,269,808
7.63%, 2/15/25 (a)		1,231	1,210,996
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (a)		7,696	7,946,120
5.50%, 5/15/26 (a)		2,357	2,439,495
Altice U.S. Finance II Corp., 7.75%, 7/15/25 (a)		1,450	1,544,250
AMC Networks, Inc.:
4.75%, 12/15/22		484	496,100
5.00%, 4/01/24		1,268	1,290,190
Cablevision Systems Corp.:
8.63%, 9/15/17		2,810	2,985,625
7.75%, 4/15/18		1,753	1,877,901
8.00%, 4/15/20		100	104,250
5.88%, 9/15/22		450	412,875
CBS Corp.:
2.90%, 1/15/27		2,755	2,706,137
4.60%, 1/15/45		325	340,346
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 3/15/21		450	468,000
5.25%, 9/30/22		800	833,000
5.13%, 2/15/23		1,000	1,034,375
5.13%, 5/01/23 (a)		800	827,000
5.75%, 1/15/24		125	131,875

Corporate Bonds		Par (000)	Value
Media (continued)
5.88%, 4/01/24 (a)	USD	2,968	$3,168,340
5.38%, 5/01/25 (a)		1,200	1,248,000
5.75%, 2/15/26 (a)		2,483	2,619,565
5.50%, 5/01/26 (a)		2,408	2,513,350
5.88%, 5/01/27 (a)		4,454	4,698,970
Cenveo Corp., 6.00%, 8/01/19 (a)		350	304,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (a)		2,130	2,118,019
5.13%, 12/15/21 (a)		1,147	1,144,133
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 7/23/20 (a)		3,645	3,837,434
4.46%, 7/23/22 (a)		2,800	3,040,075
4.91%, 7/23/25 (a)		1,215	1,341,551
6.38%, 10/23/35 (a)		1,100	1,294,501
6.48%, 10/23/45 (a)		1,050	1,259,722
Cinemark USA, Inc., 4.88%, 6/01/23		500	510,000
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		1,250	1,237,500
6.50%, 11/15/22		15,417	15,956,595
6.50%, 11/15/22		3,452	3,434,740
Columbus International, Inc., 7.38%, 3/30/21 (a)		755	805,744
Comcast Corp.:
5.15%, 3/01/20		895	1,015,695
4.20%, 8/15/34		1,050	1,169,252
4.40%, 8/15/35		250	287,050
6.95%, 8/15/37		965	1,430,502
4.60%, 8/15/45		850	1,002,414
3.40%, 7/15/46		315	310,027
Cox Communications, Inc., 5.88%, 12/01/16 (a)		930	943,678
CSC Holdings LLC:
8.63%, 2/15/19		100	111,438
6.75%, 11/15/21		1,000	1,062,500
5.25%, 6/01/24		3,269	3,111,728
Discovery Communications LLC:
3.30%, 5/15/22		500	504,617
4.88%, 4/01/43		325	297,373
DISH DBS Corp.:
4.25%, 4/01/18		1,625	1,667,656
7.88%, 9/01/19		1,350	1,491,750
5.13%, 5/01/20		225	230,344
6.75%, 6/01/21		3,285	3,490,313
5.88%, 7/15/22		2,256	2,254,601
5.00%, 3/15/23		450	424,125
5.88%, 11/15/24		2,912	2,810,080
7.75%, 7/01/26 (a)		5,013	5,197,854
Gray Television, Inc.:
7.50%, 10/01/20		425	443,594
5.88%, 7/15/26 (a)		321	329,988
Grupo Televisa SAB:
4.63%, 1/30/26		200	221,802
6.13%, 1/31/46		346	402,384
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,321,394
Lamar Media Corp.:
5.88%, 2/01/22		100	104,375
5.00%, 5/01/23		1,165	1,213,056
5.38%, 1/15/24		400	420,000
5.75%, 2/01/26 (a)		308	330,330
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	1,249	1,574,428
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)	USD	720	748,800
McClatchy Co., 9.00%, 12/15/22		350	357,000

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
MDC Partners, Inc., 6.50%, 5/01/24 (a)	USD	2,262	$2,188,485
Mediacom Broadband LLC/Mediacom Broadband Corp., 5.50%, 4/15/21		830	854,900
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		4,070	4,242,975
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		856	876,330
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		999	1,013,985
NBCUniversal Enterprise, Inc., 1.97%, 4/15/19 (a)		3,540	3,613,876
NBCUniversal Media LLC:
4.38%, 4/01/21		890	1,002,508
2.88%, 1/15/23		805	848,021
Neptune Finco Corp.:
10.13%, 1/15/23 (a)		1,969	2,256,966
6.63%, 10/15/25 (a)		2,181	2,350,027
10.88%, 10/15/25 (a)		1,300	1,521,000
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		1,600	1,640,000
5.00%, 4/15/22 (a)		4,480	4,620,000
Omnicom Group, Inc., 3.63%, 5/01/22		1,500	1,609,803
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		1,500	1,548,750
5.63%, 2/15/24		1,930	2,036,150
Quebecor Media, Inc., 5.75%, 1/15/23		650	679,250
Regal Entertainment Group, 5.75%, 3/15/22		525	546,000
SFR Group SA:
5.38%, 5/15/22	EUR	1,448	1,667,438
6.00%, 5/15/22 (a)	USD	4,626	4,510,350
5.63%, 5/15/24	EUR	1,160	1,320,230
6.25%, 5/15/24 (a)	USD	1,250	1,199,219
7.38%, 5/01/26 (a)		11,816	11,801,230
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	624,000
6.13%, 10/01/22		100	105,000
5.63%, 8/01/24 (a)		325	335,563
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (a)		75	76,500
5.88%, 10/01/20 (a)		1,770	1,834,163
5.75%, 8/01/21 (a)		2,110	2,199,675
4.63%, 5/15/23 (a)		240	240,000
6.00%, 7/15/24 (a)		1,200	1,276,500
5.38%, 4/15/25 (a)		795	816,616
5.38%, 7/15/26 (a)		580	591,240
Sky PLC:
6.10%, 2/15/18 (a)		346	368,509
2.63%, 9/16/19 (a)		3,000	3,062,700
Starz LLC/Starz Finance Corp., 5.00%, 9/15/19		475	483,313
TEGNA, Inc.:
5.13%, 10/15/19		590	609,913
5.13%, 7/15/20		150	155,648
4.88%, 9/15/21 (a)		404	419,150
6.38%, 10/15/23		700	752,500
5.50%, 9/15/24 (a)		575	602,313
Thomson Reuters Corp., 3.35%, 5/15/26		620	644,118
Time Warner Cable, Inc.:
4.00%, 9/01/21		1,500	1,602,090
6.55%, 5/01/37		500	599,951
4.50%, 9/15/42		500	485,639
Time Warner Entertainment Co. LP, 8.38%, 3/15/23		1,550	2,029,660
Time Warner, Inc.:
4.88%, 3/15/20		750	833,254

Corporate Bonds		Par (000)	Value
Media (continued)
3.40%, 6/15/22	USD	800	$854,561
7.70%, 5/01/32		500	717,526
4.65%, 6/01/44		750	845,183
Time, Inc., 5.75%, 4/15/22 (a)		475	464,313
Tribune Media Co., 5.88%, 7/15/22		3,990	4,069,800
Unitymedia GmbH:
6.13%, 1/15/25 (a)		600	633,000
3.75%, 1/15/27	EUR	210	221,281
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)	USD	2,065	2,157,925
5.75%, 1/15/23	EUR	998	1,194,570
4.00%, 1/15/25		356	413,930
5.00%, 1/15/25 (a)	USD	1,310	1,355,850
4.63%, 2/15/26	EUR	158	187,835
3.50%, 1/15/27		544	603,634
6.25%, 1/15/29		1,727	2,186,433
Univision Communications, Inc.:
6.75%, 9/15/22 (a)	USD	950	1,014,125
5.13%, 5/15/23 (a)		3,547	3,644,543
5.13%, 2/15/25 (a)		5,605	5,766,144
Viacom, Inc., 3.88%, 4/01/24		750	770,255
Videotron Ltd.:
5.00%, 7/15/22		450	463,500
5.38%, 6/15/24 (a)		400	415,000
Virgin Media Secured Finance PLC:
5.38%, 4/15/21 (a)		990	1,029,600
6.00%, 4/15/21	GBP	1,035	1,427,988
5.25%, 1/15/26 (a)	USD	800	798,000
5.50%, 8/15/26 (a)		1,163	1,170,269
6.25%, 3/28/29	GBP	1,043	1,442,477
Walt Disney Co.:
4.13%, 6/01/44	USD	500	576,187
3.00%, 7/30/46		675	640,445
WPP Finance 2010:
3.75%, 9/19/24		500	534,811
5.63%, 11/15/43		300	361,001
Ziggo Bond Finance BV:
4.63%, 1/15/25	EUR	220	243,194
5.88%, 1/15/25 (a)	USD	2,441	2,422,693
Ziggo Secured Finance BV, 3.75%, 1/15/25	EUR	675	755,446

			236,773,494
Metals & Mining — 0.8%
Alcoa, Inc.:
5.72%, 2/23/19	USD	1,000	1,068,750
6.15%, 8/15/20		1,980	2,174,891
5.40%, 4/15/21		1,000	1,064,650
5.87%, 2/23/22		2,840	3,060,100
5.13%, 10/01/24		2,427	2,551,384
5.90%, 2/01/27		44	47,124
6.75%, 1/15/28		101	109,585
5.95%, 2/01/37		706	714,825
Aleris International, Inc., 9.50%, 4/01/21 (a)		360	381,600
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	437,360
7.63%, 8/15/23		200	188,000
Anglo American Capital PLC:
9.38%, 4/08/19 (a)		500	575,625
2.75%, 6/07/19	EUR	470	533,923
1.50%, 4/01/20		300	320,636
3.63%, 5/14/20 (a)	USD	600	580,500
4.45%, 9/27/20 (a)		425	421,813
2.88%, 11/20/20	EUR	700	774,128
3.50%, 3/28/22		980	1,089,838

See Notes to Financial Statements.

54	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
4.13%, 9/27/22 (a)	USD	700	$672,000
3.25%, 4/03/23	EUR	120	129,218
4.88%, 5/14/25 (a)	USD	400	389,000
ArcelorMittal:
6.13%, 6/01/18		1,813	1,912,715
10.85%, 6/01/19		700	822,500
6.25%, 8/05/20		600	627,000
6.50%, 3/01/21		900	949,500
7.25%, 2/25/22		626	685,470
6.13%, 6/01/25		500	529,845
8.00%, 10/15/39		1,768	1,874,080
7.75%, 3/01/41		1,120	1,153,600
Barrick Gold Corp., 4.10%, 5/01/23		1,305	1,400,148
BHP Billiton Finance USA Ltd.:
1.63%, 2/24/17		805	807,065
5.00%, 9/30/43		435	520,414
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 5/15/21 (a)		325	342,063
Bohai General Capital Ltd., 6.40%, 10/16/17	CNY	11,400	1,281,556
Constellium NV:
7.88%, 4/01/21 (a)	USD	516	540,510
4.63%, 5/15/21	EUR	420	394,573
8.00%, 1/15/23 (a)	USD	1,485	1,355,063
5.75%, 5/15/24 (a)		1,300	1,069,250
Eldorado Gold Corp., 6.13%, 12/15/20 (a)		75	75,188
First Quantum Minerals Ltd.:
6.75%, 2/15/20 (a)		650	598,325
7.00%, 2/15/21 (a)		1,235	1,101,991
7.25%, 5/15/22 (a)		705	622,163
FMG Resources August 2006 Pty. Ltd., 9.75%, 3/01/22 (a)		2,689	3,011,680
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		500	498,750
2.38%, 3/15/18		6,613	6,530,337
3.10%, 3/15/20		1,585	1,469,596
4.00%, 11/14/21		1,525	1,361,063
3.55%, 3/01/22		5,916	5,058,180
3.88%, 3/15/23		8,969	7,713,788
4.55%, 11/14/24		600	514,500
5.40%, 11/14/34		1,341	1,039,275
5.45%, 3/15/43		5,081	3,899,667
Glencore Finance Europe SA, 3.38%, 9/30/20	EUR	615	733,902
Goldcorp, Inc., 3.70%, 3/15/23	USD	3,648	3,792,793
IAMGOLD Corp., 6.75%, 10/01/20 (a)		362	338,470
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (a)		714	778,260
JSW Steel Ltd., 4.75%, 11/12/19		680	654,160
Kinross Gold Corp., 5.13%, 9/01/21		300	307,500
Lundin Mining Corp.:
7.50%, 11/01/20 (a)		300	316,560
7.88%, 11/01/22 (a)		50	53,555
New Gold, Inc., 6.25%, 11/15/22 (a)		350	356,125
Newmont Mining Corp., 4.88%, 3/15/42		850	879,516
Novelis, Inc.:
8.38%, 12/15/17		3,870	3,952,237
8.75%, 12/15/20		4,828	5,033,190
Nucor Corp.:
4.00%, 8/01/23		500	544,341
5.20%, 8/01/43		300	347,760
Outokumpu Oyj, 7.25%, 6/16/21	EUR	275	315,455
Southern Copper Corp.:
5.38%, 4/16/20	USD	1,150	1,255,110
5.88%, 4/23/45		950	944,790

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Steel Dynamics, Inc.:
5.13%, 10/01/21	USD	3,055	$3,177,200
6.38%, 8/15/22		2,340	2,457,000
5.50%, 10/01/24		275	291,500
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (a)		367	311,950
Teck Cominco Ltd., 6.13%, 10/01/35		450	351,000
Teck Resources Ltd.:
3.00%, 3/01/19		395	378,232
4.50%, 1/15/21		550	497,750
8.00%, 6/01/21 (a)		1,906	2,034,655
4.75%, 1/15/22		450	401,063
3.75%, 2/01/23		500	410,000
8.50%, 6/01/24 (a)		2,130	2,316,375
6.00%, 8/15/40		1,099	829,745
6.25%, 7/15/41		750	573,750
5.20%, 3/01/42		300	207,750
5.40%, 2/01/43		300	208,500
United States Steel Corp., 8.38%, 7/01/21 (a)		1,916	2,090,835
Vale Overseas Ltd., 4.38%, 1/11/22		1,350	1,311,187
Vale SA, 5.63%, 9/11/42		300	255,750
Vedanta Resources PLC:
6.00%, 1/31/19		3,900	3,568,500
8.25%, 6/07/21		2,111	1,952,675

			111,273,946
Multiline Retail — 0.1%
Dollar Tree, Inc.:
5.25%, 3/01/20 (a)		587	611,214
5.75%, 3/01/23 (a)		11,801	12,745,080
Hema Bondco I BV, 6.25%, 6/15/19	EUR	162	139,913
JC Penney Corp., Inc., 5.88%, 7/01/23 (a)	USD	315	322,907
Maoye International Holdings Ltd., 7.75%, 5/19/17		1,710	1,680,075

			15,499,189
Multi-Utilities — 0.2%
Ameren Illinois Co., 4.30%, 7/01/44		565	661,582
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18		1,000	1,072,669
4.50%, 2/01/45		1,250	1,437,315
Black Hills Corp., 2.50%, 1/11/19		380	387,327
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	582,958
4.50%, 12/01/45		750	878,971
4.63%, 12/01/54		250	297,285
Consumers Energy Co., 2.85%, 5/15/22		500	518,541
Dominion Gas Holdings LLC:
3.55%, 11/01/23		1,015	1,062,854
4.60%, 12/15/44		200	216,889
Dominion Resources, Inc.:
2.75%, 9/15/22		1,000	1,019,349
4.70%, 12/01/44		750	848,820
DTE Electric Co.:
4.30%, 7/01/44		250	293,862
3.70%, 3/15/45		320	346,677
NiSource Finance Corp., 5.65%, 2/01/45		500	655,367
Pacific Gas & Electric Co.:
5.63%, 11/30/17		515	543,779
6.05%, 3/01/34		1,585	2,116,349
5.80%, 3/01/37		250	330,403
4.75%, 2/15/44		295	356,582
4.25%, 3/15/46		400	457,834

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Multi-Utilities (continued)
Public Service Electric & Gas Co.:
4.00%, 6/01/44	USD	170	$190,975
4.15%, 11/01/45		1,200	1,405,867
San Diego Gas & Electric Co., 3.95%, 11/15/41		550	617,096
Sempra Energy:
2.85%, 11/15/20		1,200	1,242,552
3.75%, 11/15/25		1,000	1,075,980
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	506,409
Southern California Gas Co., 3.15%, 9/15/24		800	861,340
Tampa Electric Co., 6.15%, 5/15/37		250	340,932
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	1,018,649
4.65%, 8/15/43		450	546,130
4.20%, 5/15/45		1,000	1,147,079
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,060,145

			24,098,567
Oil, Gas & Consumable Fuels — 1.8%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		307	334,858
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		625	658,594
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24		400	414,000
5.88%, 8/20/26		500	523,750
Anadarko Petroleum Corp., 0.00%, 10/10/36 (m)		40,674	15,405,766
Antero Resources Corp.:
6.00%, 12/01/20		400	396,000
5.38%, 11/01/21		675	646,313
5.13%, 12/01/22		1,005	937,163
5.63%, 6/01/23		300	283,875
APT Pipelines Ltd.:
3.88%, 10/11/22		590	612,479
4.20%, 3/23/25		3,000	3,108,600
Berau Capital Resources Pte. Ltd., 12.50%, 7/08/15 (c)(i)		1,500	292,500
Berau Coal Energy PT, 7.25%, 3/13/17 (c)(i)		5,000	990,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (a)		500	470,000
Boardwalk Pipelines LP, 5.95%, 6/01/26		1,555	1,628,877
Buckeye Partners LP:
4.88%, 2/01/21		1,000	1,074,797
5.60%, 10/15/44		500	500,460
California Resources Corp.:
8.00%, 12/15/22 (a)		924	591,545
6.00%, 11/15/24		570	245,100
Canadian Natural Resources Ltd.:
3.45%, 11/15/21		750	765,347
3.90%, 2/01/25		1,550	1,551,383
6.25%, 3/15/38		900	956,643
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		730	691,675
Cenovus Energy, Inc.:
5.70%, 10/15/19		1,041	1,105,509
3.00%, 8/15/22		300	281,539
6.75%, 11/15/39		900	965,799
4.45%, 9/15/42		550	449,311
5.20%, 9/15/43		115	105,140
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (a)		3,277	3,424,465
Chesapeake Energy Corp., 8.00%, 12/15/22 (a)		992	863,040
Chevron Corp.:
2.43%, 6/24/20		565	586,652
2.41%, 3/03/22		570	585,695
3.19%, 6/24/23		435	462,085

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co., 4.38%, 6/01/24	USD	2,300	$2,403,461
Comstock Resources, Inc., 10.00%, 3/15/20 (a)		450	372,375
Concho Resources, Inc.:
7.00%, 1/15/21		100	103,375
6.50%, 1/15/22		900	915,750
5.50%, 10/01/22		300	297,750
5.50%, 4/01/23		1,000	987,500
ConocoPhillips Co.:
1.50%, 5/15/18		600	600,089
5.75%, 2/01/19		930	1,019,091
2.20%, 5/15/20		500	503,002
2.40%, 12/15/22		505	490,815
6.50%, 2/01/39		745	930,959
CONSOL Energy, Inc.:
5.88%, 4/15/22		4,847	4,422,887
8.00%, 4/01/23		255	244,800
Continental Resources, Inc.:
5.00%, 9/15/22		1,805	1,687,675
4.50%, 4/15/23		1,685	1,524,925
3.80%, 6/01/24		3,260	2,787,300
4.90%, 6/01/44		633	504,817
Corral Petroleum Holdings AB, 11.75%, 5/15/21		100	105,428
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		140	133,700
6.25%, 4/01/23		690	641,700
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		2,060	2,090,900
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		350	297,500
DCP Midstream LLC:
5.35%, 3/15/20 (a)		350	351,750
4.75%, 9/30/21 (a)		600	574,500
6.45%, 11/03/36 (a)		382	355,260
6.75%, 9/15/37 (a)		496	465,000
DCP Midstream Operating LP:
2.50%, 12/01/17		750	742,050
3.88%, 3/15/23		300	282,750
Denbury Resources, Inc., 9.00%, 5/15/21 (a)		809	809,000
Diamondback Energy, Inc., 7.63%, 10/01/21		1,209	1,278,517
Enbridge Energy Partners LP, 7.38%, 10/15/45		350	433,731
Enbridge, Inc.:
4.00%, 10/01/23		800	802,484
3.50%, 6/10/24		900	864,602
Encana Corp.:
3.90%, 11/15/21		618	612,382
6.50%, 8/15/34		607	633,508
6.63%, 8/15/37		487	497,173
6.50%, 2/01/38		2,234	2,256,764
5.15%, 11/15/41		961	871,925
Energy Transfer Equity LP:
7.50%, 10/15/20		991	1,067,803
5.88%, 1/15/24		2,991	3,000,242
5.50%, 6/01/27		1,517	1,474,372
Energy Transfer Partners LP:
4.15%, 10/01/20		1,000	1,037,794
5.15%, 2/01/43		500	466,145
6.13%, 12/15/45		600	628,515
EnLink Midstream Partners LP, 4.85%, 7/15/26		1,100	1,069,217
Enterprise Products Operating LLC:
2.55%, 10/15/19		1,595	1,641,714
3.70%, 2/15/26		500	520,743
4.90%, 5/15/46		1,825	1,935,708

See Notes to Financial Statements.

56	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (a)	USD	1,640	$1,640,000
Exxon Mobil Corp.:
1.71%, 3/01/19		1,500	1,523,727
2.22%, 3/01/21		795	819,678
2.40%, 3/06/22		900	931,856
3.18%, 3/15/24		465	503,131
2.71%, 3/06/25		500	522,891
3.57%, 3/06/45		515	545,847
4.11%, 3/01/46		1,745	1,959,363
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		400	396,000
6.88%, 2/15/23		1,882	1,820,835
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		2,145	2,123,550
6.75%, 8/01/22		1,285	1,294,637
5.63%, 6/15/24		180	171,900
Gibson Energy, Inc., 6.75%, 7/15/21 (a)		350	352,625
GNL Quintero SA, 4.63%, 7/31/29		2,360	2,460,536
Greenko Dutch BV, 8.00%, 8/01/19		1,460	1,573,931
Gulfport Energy Corp.:
7.75%, 11/01/20		900	922,500
6.63%, 5/01/23		123	123,923
Halcon Resources Corp., 8.63%, 2/01/20 (a)		635	584,200
Hess Corp., 3.50%, 7/15/24		750	721,705
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
7.63%, 4/15/21 (a)		260	265,850
5.00%, 12/01/24 (a)		100	93,000
5.75%, 10/01/25 (a)		550	519,750
Kinder Morgan Energy Partners LP:
2.65%, 2/01/19		400	404,344
5.30%, 9/15/20		270	288,878
6.95%, 1/15/38		500	568,614
Kinder Morgan, Inc.:
3.05%, 12/01/19		915	938,140
4.30%, 6/01/25		1,200	1,242,478
5.30%, 12/01/34		450	452,897
5.55%, 6/01/45		750	751,920
Laredo Petroleum, Inc., 7.38%, 5/01/22		500	486,250
Magellan Midstream Partners LP:
5.00%, 3/01/26		1,111	1,255,873
4.20%, 3/15/45		600	590,911
Marathon Petroleum Corp., 4.75%, 9/15/44		500	437,001
MEG Energy Corp.:
6.50%, 3/15/21 (a)		3,514	2,617,930
6.38%, 1/30/23 (a)		1,180	831,900
7.00%, 3/31/24 (a)		1,733	1,256,425
Memorial Resource Development Corp., 5.88%, 7/01/22		72	72,015
Murphy Oil Corp.:
2.50%, 12/01/17		350	351,150
4.00%, 6/01/22		300	260,789
3.70%, 12/01/22		350	315,863
Newfield Exploration Co.:
5.75%, 1/30/22		600	597,000
5.63%, 7/01/24		600	592,500
5.38%, 1/01/26		485	463,175
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		3,198	3,349,905
9.63%, 6/01/19 (a)		350	366,625
7.77%, 12/15/37 (a)		300	309,000
Noble Energy, Inc., 5.05%, 11/15/44		500	495,923
Noble Group Ltd., 6.75%, 1/29/20 (a)		650	550,875

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Noble Holding International Ltd.:
4.63%, 3/01/21	USD	145	$120,423
6.95%, 4/01/25		385	318,780
5.25%, 3/15/42		325	182,195
Oasis Petroleum, Inc.:
6.50%, 11/01/21		251	210,840
6.88%, 3/15/22		53	46,243
Occidental Petroleum Corp.:
4.10%, 2/01/21		1,005	1,097,853
2.60%, 4/15/22		975	1,001,800
3.50%, 6/15/25		1,960	2,102,574
4.63%, 6/15/45		125	140,869
4.40%, 4/15/46		1,595	1,747,098
ONEOK Partners LP:
4.90%, 3/15/25		935	972,278
6.13%, 2/01/41		1,000	1,072,581
6.20%, 9/15/43		280	305,422
ONEOK, Inc.:
4.25%, 2/01/22		400	386,000
7.50%, 9/01/23		300	328,500
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		500	512,500
PBF Holding Co. LLC/PBF Finance Corp.:
8.25%, 2/15/20		600	622,500
7.00%, 11/15/23 (a)		285	272,175
PDC Energy, Inc., 7.75%, 10/15/22		50	51,625
Petro-Canada, 6.80%, 5/15/38		475	607,320
Phillips 66, 4.88%, 11/15/44		500	547,816
Phillips 66 Partners LP, 2.65%, 2/15/20		750	751,746
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		800	810,390
Pioneer Natural Resources Co., 7.50%, 1/15/20		120	139,021
Plains All American Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19		177	176,636
Precision Drilling Corp., 6.63%, 11/15/20		450	416,205
Pride International, Inc., 6.88%, 8/15/20		600	568,875
Puma International Financing SA, 6.75%, 2/01/21 (a)		600	616,920
QEP Resources, Inc.:
6.88%, 3/01/21		1,052	1,057,260
5.38%, 10/01/22		1,925	1,838,375
5.25%, 5/01/23		405	381,713
Range Resources Corp.:
5.75%, 6/01/21		400	388,000
5.00%, 8/15/22		150	137,625
5.00%, 3/15/23		2,190	2,014,800
4.88%, 5/15/25		250	237,500
Reliance Holding USA, Inc., 5.40%, 2/14/22		5,000	5,643,530
Reliance Industries Ltd., 4.13%, 1/28/25		1,500	1,581,336
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (a)		641	674,653
6.00%, 1/15/19 (a)		524	541,685
5.63%, 4/15/20 (a)		640	659,200
6.88%, 4/15/40 (a)		361	355,585
RSP Permian, Inc., 6.63%, 10/01/22		982	1,006,550
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		1,550	1,600,375
6.25%, 3/15/22		725	758,531
5.63%, 4/15/23		1,203	1,227,060
5.75%, 5/15/24		7,137	7,315,425
5.63%, 3/01/25		1,569	1,601,855
5.88%, 6/30/26 (a)		1,000	1,026,250
Sabine Pass LNG LP, 7.50%, 11/30/16		4,235	4,303,819

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sanchez Energy Corp.:
7.75%, 6/15/21	USD	2,219	$1,697,535
6.13%, 1/15/23		889	597,853
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	1,942	2,270,736
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (a)	USD	6,715	6,916,450
6.75%, 5/01/23 (a)		194	195,940
Shell International Finance BV:
4.30%, 9/22/19		960	1,045,771
2.13%, 5/11/20		1,000	1,024,331
1.88%, 5/10/21		1,600	1,610,507
4.13%, 5/11/35		250	270,390
6.38%, 12/15/38		560	747,524
4.00%, 5/10/46		200	205,724
SM Energy Co.:
6.13%, 11/15/22		471	399,173
6.50%, 1/01/23		578	491,300
5.00%, 1/15/24		3,272	2,617,600
5.63%, 6/01/25		600	498,000
Southern Star Central Corp., 5.13%, 7/15/22 (a)		609	602,910
Southwestern Energy Co.:
7.50%, 2/01/18		165	173,085
4.05%, 1/23/20		1,862	1,815,450
4.10%, 3/15/22		1,842	1,630,170
4.95%, 1/23/25		865	839,050
Suncor Energy, Inc., 6.10%, 6/01/18		700	751,209
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		260	258,408
5.35%, 5/15/45		325	324,065
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20 (a)		500	506,250
6.25%, 4/15/21 (a)		500	510,000
6.38%, 4/01/23 (a)		610	620,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00%, 1/15/18		550	554,125
4.13%, 11/15/19		1,840	1,833,100
6.38%, 8/01/22		255	260,100
5.25%, 5/01/23		100	97,750
4.25%, 11/15/23		500	463,750
6.75%, 3/15/24 (a)		400	417,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		475	504,687
6.13%, 10/15/21		728	757,193
6.25%, 10/15/22		1,472	1,530,880
6.38%, 5/01/24		409	431,241
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	155,880
3.13%, 1/15/19		1,095	1,130,768
3.80%, 10/01/20		615	659,039
2.50%, 8/01/22		225	225,324
4.88%, 1/15/26		1,970	2,259,763
4.63%, 3/01/34		835	894,891
6.10%, 6/01/40		200	253,839
5.00%, 10/16/43		215	244,589
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (l)		400	415,712
Tullow Oil PLC, 6.00%, 11/01/20 (a)		360	295,200
Unit Corp., 6.63%, 5/15/21		500	387,500
Valero Energy Corp.:
6.63%, 6/15/37		285	318,636
4.90%, 3/15/45		255	240,751
Western Gas Partners LP:
3.95%, 6/01/25		200	196,185

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
5.45%, 4/01/44	USD	360	$351,786
Whiting Petroleum Corp.:
5.00%, 3/15/19		211	184,098
1.25%, 4/01/20 (l)		2,580	1,997,887
5.75%, 3/15/21		40	33,500
Williams Cos., Inc.:
3.70%, 1/15/23		550	501,875
4.55%, 6/24/24		1,477	1,406,843
5.75%, 6/24/44		400	367,000
Williams Partners LP:
4.13%, 11/15/20		1,700	1,724,548
4.00%, 11/15/21		500	506,995
3.60%, 3/15/22		750	730,079
3.35%, 8/15/22		1,000	959,742
4.00%, 9/15/25		460	438,616
5.40%, 3/04/44		250	233,613
5.10%, 9/15/45		1,140	1,025,610
WPX Energy, Inc.:
5.25%, 1/15/17		140	139,650
7.50%, 8/01/20		745	733,825
6.00%, 1/15/22		2,364	2,139,420
8.25%, 8/01/23		1,335	1,309,128
5.25%, 9/15/24		2,200	1,881,000

			241,659,760
Paper & Forest Products — 0.1%
Fibria Overseas Finance Ltd., 5.25%, 5/12/24		6,380	6,576,504
Lecta SA, 6.50%, 8/01/23	EUR	250	278,526
Norske Skog A/S, 11.75%, 12/15/19		200	176,645
Resolute Forest Products, Inc., 5.88%, 5/15/23	USD	450	369,000
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	100	116,552
Suzano Trading Ltd., 5.88%, 1/23/21	USD	3,155	3,309,911

			10,827,138
Personal Products — 0.0%
Avon Products, Inc.:
6.35%, 3/15/20		500	445,835
6.75%, 3/15/23		200	155,750
Edgewell Personal Care Co., 4.70%, 5/19/21		750	797,755
Estee Lauder Cos., Inc., 4.38%, 6/15/45		210	249,975
First Quality Finance Co., Inc., 4.63%, 5/15/21 (a)		100	98,125
NBTY, Inc., 7.63%, 5/15/21 (a)		2,405	2,453,100

			4,200,540
Pharmaceuticals — 0.5%
Actavis Funding SCS:
2.35%, 3/12/18		3,480	3,530,484
3.00%, 3/12/20		2,000	2,080,634
4.55%, 3/15/35		500	538,293
4.75%, 3/15/45		500	553,939
Actavis, Inc., 1.88%, 10/01/17		4,706	4,739,069
AstraZeneca PLC:
6.45%, 9/15/37		995	1,385,014
4.38%, 11/16/45		750	841,065
Bristol-Myers Squibb Co.:
2.00%, 8/01/22		695	710,385
5.88%, 11/15/36		675	926,799
3.25%, 8/01/42		350	360,058
Eli Lilly & Co., 3.70%, 3/01/45		460	497,442
Endo International PLC:
5.75%, 1/15/22 (a)		100	90,000
7.50%, 1/15/22 (a)		990	915,542
5.88%, 1/15/23 (a)		400	347,000

See Notes to Financial Statements.

58	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
6.00%, 7/15/23 (a)	USD	2,296	$2,001,836
6.00%, 2/01/25 (a)		1,170	1,009,125
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/18		500	539,881
6.38%, 5/15/38		885	1,296,006
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22		2,703	2,817,877
inVentiv Health, Inc., 9.00%, 1/15/18 (a)		75	77,250
Johnson & Johnson:
4.38%, 12/05/33		705	866,351
3.55%, 3/01/36		270	304,383
3.70%, 3/01/46		1,240	1,436,235
Merck & Co., Inc.:
2.35%, 2/10/22		140	144,532
2.75%, 2/10/25		250	263,199
4.15%, 5/18/43		595	684,225
3.70%, 2/10/45		500	533,057
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,312,921
4.40%, 5/06/44		765	934,775
Novartis Securities Investment Ltd., 5.13%, 2/10/19		280	307,707
Pfizer, Inc.:
6.20%, 3/15/19		1,250	1,409,936
3.40%, 5/15/24		1,130	1,241,706
7.20%, 3/15/39		1,305	2,018,313
Quintiles Transnational Corp., 4.88%, 5/15/23 (a)		550	562,441
Teva Pharmaceutical Finance Netherlands III BV:
1.40%, 7/20/18		905	907,977
1.70%, 7/19/19		480	482,867
2.20%, 7/21/21		2,525	2,537,713
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		1,065	1,051,687
5.38%, 3/15/20 (a)		2,274	2,028,124
7.00%, 10/01/20 (a)		1,188	1,101,870
6.38%, 10/15/20 (a)		3,651	3,295,027
7.50%, 7/15/21 (a)		4,623	4,299,390
6.75%, 8/15/21 (a)		500	448,750
5.63%, 12/01/21 (a)		3,649	3,115,334
7.25%, 7/15/22 (a)		350	312,375
5.50%, 3/01/23 (a)		744	613,800
4.50%, 5/15/23	EUR	1,065	935,276
5.88%, 5/15/23 (a)	USD	2,873	2,391,773
6.13%, 4/15/25 (a)		2,323	1,928,090
Zoetis, Inc.:
3.45%, 11/13/20		245	255,973
4.70%, 2/01/43		400	425,027

			64,408,533
Professional Services — 0.0%
Equifax, Inc., 3.25%, 6/01/26		620	641,539
TMF Group Holding BV, 9.88%, 12/01/19	EUR	725	868,103
Verisk Analytics, Inc.:
5.80%, 5/01/21	USD	1,000	1,149,279
4.00%, 6/15/25		200	211,638
5.50%, 6/15/45		600	647,266

			3,517,825
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
2.80%, 6/01/20		1,000	1,031,064
3.30%, 2/15/21		290	304,908
5.00%, 2/15/24		1,000	1,154,314
4.40%, 2/15/26		695	769,795
3.38%, 10/15/26		1,510	1,559,833

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
AvalonBay Communities, Inc., 5.70%, 3/15/17	USD	385	$394,983
Boston Properties LP, 5.63%, 11/15/20		1,000	1,147,197
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 4/15/23		750	810,438
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (a)		340	350,839
8.25%, 10/15/23		1,500	1,531,875
Crown Castle International Corp.:
3.40%, 2/15/21		1,000	1,050,910
5.25%, 1/15/23		1,500	1,716,990
4.45%, 2/15/26		1,400	1,552,620
3.70%, 6/15/26		145	152,725
DDR Corp., 4.25%, 2/01/26		600	637,080
Digital Realty Trust LP, 3.40%, 10/01/20		1,200	1,249,385
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	393,047
ESH Hospitality, Inc., 5.25%, 5/01/25 (a)		3,222	3,205,890
FelCor Lodging LP, 5.63%, 3/01/23		250	256,250
GEO Group, Inc.:
5.88%, 1/15/22		135	138,544
5.88%, 10/15/24		870	891,750
6.00%, 4/15/26		575	590,094
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	129,564
4.88%, 11/01/20		1,025	1,084,061
4.38%, 4/15/21		40	41,650
5.38%, 11/01/23		449	481,553
5.38%, 4/15/26		555	591,769
Goodman Funding Pty. Ltd., 6.00%, 3/02/22		1,400	1,631,988
HCP, Inc.:
6.30%, 9/15/16		674	677,718
6.00%, 1/30/17		2,363	2,416,274
6.70%, 1/30/18		1,234	1,327,852
4.25%, 11/15/23		1,100	1,157,318
6.75%, 2/01/41		500	630,190
Hospitality Properties Trust:
5.63%, 3/15/17		1,000	1,022,826
4.25%, 2/15/21		1,000	1,046,558
5.00%, 8/15/22		1,000	1,082,905
Iron Mountain, Inc.:
6.00%, 10/01/20 (a)		1,440	1,519,200
4.38%, 6/01/21 (a)		300	310,500
6.00%, 8/15/23		1,660	1,763,750
5.75%, 8/15/24		850	873,111
iStar, Inc.:
4.00%, 11/01/17		100	99,250
5.00%, 7/01/19		725	714,125
Kimco Realty Corp.:
5.70%, 5/01/17		1,000	1,033,193
3.40%, 11/01/22		1,000	1,052,506
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 3/01/24		255	277,950
5.25%, 8/01/26		105	110,381
Omega Healthcare Investors, Inc.:
4.38%, 8/01/23		2,200	2,224,981
5.25%, 1/15/26		750	794,359
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	208,500
Simon Property Group LP:
2.15%, 9/15/17		1,250	1,262,217
2.50%, 9/01/20		1,900	1,970,011
4.38%, 3/01/21		500	555,351
3.38%, 10/01/24		650	703,836
6.75%, 2/01/40		200	297,152

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
4.75%, 3/15/42	USD	800	$963,594
4.25%, 10/01/44		395	446,241
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/18		2,500	2,517,717
4.75%, 6/01/21		1,000	1,116,778
VEREIT Operating Partnership LP:
3.00%, 2/06/19		600	601,500
4.60%, 2/06/24		200	209,000
4.88%, 6/01/26		420	441,000
Vornado Realty LP, 2.50%, 6/30/19		387	393,309
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		765	767,100
Welltower, Inc.:
4.70%, 9/15/17		440	455,966
2.25%, 3/15/18		3,110	3,141,514
4.13%, 4/01/19		1,000	1,055,496
5.25%, 1/15/22		1,000	1,126,479
Equinix, Inc.:
5.38%, 1/01/22		857	901,993
5.38%, 4/01/23		2,385	2,493,112
5.75%, 1/01/25		200	212,500
5.88%, 1/15/26		1,847	1,990,143

			68,816,572
Real Estate Management & Development — 0.4%
Agile Property Holdings Ltd., 6.50%, 2/28/17	CNY	20,000	3,040,636
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (h)	GBP	847	1,277,540
Caifu Holdings Ltd., 8.75%, 1/24/20	USD	5,000	5,322,750
CBRE Services, Inc., 5.25%, 3/15/25		425	454,475
China Aoyuan Property Group Ltd., 10.88%, 5/26/18		900	985,562
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		3,650	3,998,557
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		584	584,000
Fantasia Holdings Group Co. Ltd., 10.75%, 1/22/20		3,600	3,861,000
Greenland Hong Kong Holdings Ltd., 3.88%, 7/28/19		2,100	2,092,177
Howard Hughes Corp., 6.88%, 10/01/21 (a)		125	129,688
Jababeka International BV, 7.50%, 9/24/19		867	916,051
Kennedy-Wilson, Inc., 5.88%, 4/01/24		435	439,350
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)		302	313,325
5.25%, 12/01/21 (a)		968	1,011,560
4.88%, 6/01/23 (a)		2,781	2,822,715
Shui On Development Holding Ltd.:
7.50% (b)(j)(l)		1,000	1,035,000
6.88%, 2/26/17	CNY	9,300	1,413,854
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	USD	680	762,922
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	2,725	3,624,477
6.46%, 3/30/32		500	543,883
Universal Number One Co. Ltd., 5.70%, 1/30/17	CNH	15,000	2,263,433
Vingroup JSC, 11.63%, 5/07/18	USD	3,040	3,252,800
VLL International, Inc., 7.38%, 6/18/22		1,500	1,616,250
Yuzhou Properties Co. Ltd., 8.75%, 10/04/18		6,000	6,306,546

			48,068,551
Road & Rail — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/01/23		500	496,250

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
5.25%, 3/15/25 (a)	USD	2,190	$2,064,075
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22		750	799,808
3.65%, 9/01/25		750	840,323
6.15%, 5/01/37		750	1,035,005
4.45%, 3/15/43		500	588,889
4.15%, 4/01/45		500	567,977
3.90%, 8/01/46		165	182,149
Canadian National Railway Co.:
2.95%, 11/21/24		865	928,650
6.20%, 6/01/36		400	557,614
CSX Corp., 3.70%, 10/30/20		750	804,247
EC Finance PLC, 5.13%, 7/15/21	EUR	525	607,672
Europcar Groupe SA, 5.75%, 6/15/22		281	318,872
Hertz Corp.:
4.25%, 4/01/18	USD	4,470	4,604,100
6.75%, 4/15/19		2,325	2,365,687
5.88%, 10/15/20		500	516,250
7.38%, 1/15/21		1,020	1,058,250
6.25%, 10/15/22		350	367,500
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNY	18,000	2,688,959
Kansas City Southern, 1.33%, 10/28/16 (b)	USD	1,240	1,239,940
Norfolk Southern Corp.:
3.85%, 1/15/24		500	552,547
4.45%, 6/15/45		500	573,993
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (a)		530	538,908
3.38%, 3/15/18 (a)		1,770	1,813,360
2.88%, 7/17/18 (a)		1,941	1,973,894
2.50%, 6/15/19 (a)		1,300	1,314,742
Ryder System, Inc.:
2.45%, 11/15/18		620	628,758
2.50%, 5/11/20		885	891,660
Silk Bidco A/S, 7.50%, 2/01/22	EUR	605	711,904
Union Pacific Corp., 4.15%, 1/15/45	USD	450	515,521

			32,147,504
Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc., 6.38%, 10/01/22		375	380,093
Analog Devices, Inc.:
2.88%, 6/01/23		235	236,223
3.90%, 12/15/25		400	428,015
Applied Materials, Inc., 3.90%, 10/01/25		770	863,623
Global A&T Electronics Ltd., 10.00%, 2/01/19		3,100	2,309,500
Intel Corp.:
2.45%, 7/29/20		335	349,357
3.10%, 7/29/22		510	549,268
2.70%, 12/15/22		500	525,729
4.80%, 10/01/41		615	724,421
4.90%, 7/29/45		265	318,315
Lam Research Corp.:
2.75%, 3/15/20		387	398,255
2.80%, 6/15/21		165	170,197
3.45%, 6/15/23		105	109,480
3.90%, 6/15/26		275	295,069
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,641,420
Micron Technology, Inc.:
5.88%, 2/15/22		275	265,375
5.25%, 8/01/23 (a)		750	671,250
5.25%, 1/15/24 (a)		350	314,125
5.50%, 2/01/25		835	749,413

See Notes to Financial Statements.

60	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (a)	USD	600	$613,500
4.13%, 6/15/20 (a)		1,670	1,720,100
5.75%, 2/15/21 (a)		200	208,000
4.13%, 6/01/21 (a)		1,776	1,829,280
4.63%, 6/15/22 (a)		300	308,250
4.63%, 6/01/23 (a)		550	569,597
Qorvo, Inc., 7.00%, 12/01/25 (a)		400	433,500
QUALCOMM, Inc., 4.80%, 5/20/45		50	55,584
Xilinx, Inc., 2.13%, 3/15/19		300	303,426

			17,340,365
Software — 0.3%
Adobe Systems, Inc., 4.75%, 2/01/20		1,000	1,107,410
Autodesk, Inc., 1.95%, 12/15/17		1,000	1,003,145
Electronic Arts, Inc.:
3.70%, 3/01/21		335	357,463
4.80%, 3/01/26		680	747,653
First Data Corp.:
6.75%, 11/01/20 (a)		954	994,545
5.38%, 8/15/23 (a)		1,856	1,904,720
7.00%, 12/01/23 (a)		5,493	5,650,924
5.00%, 1/15/24 (a)		1,905	1,919,287
5.75%, 1/15/24 (a)		6,640	6,673,067
Infor U.S., Inc.:
5.75%, 8/15/20 (a)		325	342,875
6.50%, 5/15/22		3,240	3,207,600
Italics Merger Sub, Inc., 7.13%, 7/15/23 (a)		274	269,890
Microsoft Corp.:
2.38%, 2/12/22		1,325	1,372,638
2.38%, 5/01/23		465	478,203
3.50%, 2/12/35		500	522,305
3.50%, 11/15/42		605	599,793
3.75%, 2/12/45		350	362,264
4.45%, 11/03/45		1,285	1,481,673
Nuance Communications, Inc.:
5.38%, 8/15/20 (a)		1,279	1,310,975
6.00%, 7/01/24 (a)		925	957,375
Oracle Corp.:
1.90%, 9/15/21		2,905	2,914,244
2.50%, 10/15/22		1,145	1,177,327
3.25%, 5/15/30		500	523,099
4.30%, 7/08/34		500	547,111
3.85%, 7/15/36		1,400	1,438,154
5.38%, 7/15/40		495	605,332
4.13%, 5/15/45		750	783,799
PTC, Inc., 6.00%, 5/15/24		727	773,673
Rackspace Hosting, Inc., 6.50%, 1/15/24 (a)		300	309,750
Rolta Americas LLC, 8.88%, 7/24/19 (c)(i)		521	57,310
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		2,398	2,487,925

			42,881,529
Specialty Retail — 0.3%
Advance Auto Parts, Inc.:
5.75%, 5/01/20		1,500	1,673,967
4.50%, 1/15/22		1,325	1,432,239
Argos Merger Sub, Inc., 7.13%, 3/15/23 (a)		1,255	1,311,475
Asbury Automotive Group, Inc., 6.00%, 12/15/24		2,697	2,765,773
AutoZone, Inc.:
2.50%, 4/15/21		1,500	1,527,197
3.13%, 7/15/23		1,500	1,555,431
3.13%, 4/21/26		605	630,778

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Bed Bath & Beyond, Inc., 4.92%, 8/01/34	USD	250	$241,941
Best Buy Co., Inc.:
5.00%, 8/01/18		1,000	1,060,000
5.50%, 3/15/21		500	546,250
CST Brands, Inc., 5.00%, 5/01/23		1,103	1,133,663
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21		100	91,000
6.75%, 6/15/23		500	438,750
Gap, Inc., 5.95%, 4/12/21		800	853,139
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	272,250
Guitar Center, Inc., 6.50%, 4/15/19 (a)		350	308,875
Home Depot, Inc.:
3.75%, 2/15/24		825	926,848
3.35%, 9/15/25		105	115,937
3.00%, 4/01/26		275	296,064
5.88%, 12/16/36		935	1,301,917
5.95%, 4/01/41		750	1,074,897
4.88%, 2/15/44		215	270,394
4.40%, 3/15/45		250	300,073
4.25%, 4/01/46		200	235,592
IT Ltd., 6.25%, 5/15/18	CNY	24,100	3,525,667
L Brands, Inc.:
8.50%, 6/15/19	USD	100	116,750
6.63%, 4/01/21		850	975,375
5.63%, 2/15/22		950	1,047,375
5.63%, 10/15/23		325	359,873
6.88%, 11/01/35		1,850	1,961,925
6.75%, 7/01/36		450	471,659
Lowe’s Cos., Inc.:
3.75%, 4/15/21		830	915,812
3.38%, 9/15/25		195	214,971
6.65%, 9/15/37		150	219,495
5.00%, 9/15/43		205	256,241
4.25%, 9/15/44		400	450,535
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)		2,080	1,763,008
New Albertsons, Inc., 7.45%, 8/01/29		700	684,250
O’Reilly Automotive, Inc.:
4.88%, 1/14/21		1,500	1,668,858
3.55%, 3/15/26		785	840,547
Pacific Emerald Pte. Ltd., 9.75%, 7/25/18		1,303	1,359,811
Penske Automotive Group, Inc.:
5.75%, 10/01/22		1,694	1,719,579
5.38%, 12/01/24		249	247,755
5.50%, 5/15/26		320	316,000
QVC, Inc., 4.38%, 3/15/23		500	512,537
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		1,370	1,428,225
5.63%, 12/01/25		470	505,250
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/01/24		350	350,875
THOM Europe SAS, 7.38%, 7/15/19	EUR	423	497,555
Tops Holding LLC/Tops Markets II Corp., 8.00%, 6/15/22 (a)	USD	325	282,750
Toys R Us Property Co. II LLC, 8.50%, 12/01/17		500	499,375

			43,556,503
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.:
1.78%, 2/23/21 (b)		1,780	1,825,718
2.85%, 5/06/21		750	792,960
2.70%, 5/13/22		500	525,943

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	61

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
2.40%, 5/03/23	USD	705	$723,534
3.20%, 5/13/25		950	1,014,728
3.25%, 2/23/26		2,010	2,150,143
4.50%, 2/23/36		500	565,549
3.45%, 2/09/45		650	615,871
4.65%, 2/23/46		640	730,360
3.85%, 8/04/46		700	702,580
Dell, Inc., 5.88%, 6/15/19		375	401,580
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48%, 6/01/19 (a)		800	822,900
4.42%, 6/15/21 (a)		1,560	1,630,100
5.88%, 6/15/21 (a)		1,852	1,935,334
7.13%, 6/15/24 (a)		2,091	2,249,860
6.02%, 6/15/26 (a)		2,285	2,447,957
8.35%, 7/15/46 (a)		865	987,833
Hewlett-Packard Co.:
4.30%, 6/01/21		750	810,012
6.00%, 9/15/41		325	323,769
NCR Corp.:
4.63%, 2/15/21		100	100,750
5.00%, 7/15/22		650	651,625
6.38%, 12/15/23		400	414,000
Western Digital Corp.:
7.38%, 4/01/23 (a)		820	892,775
10.50%, 4/01/24 (a)		2,220	2,500,275

			25,816,156
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		3,235	3,461,900
BiSoho SAS, 5.88%, 5/01/23	EUR	578	675,286
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24		150	174,032
Hanesbrands, Inc.:
4.63%, 5/15/24 (a)	USD	575	589,375
4.88%, 5/15/26 (a)		575	587,937
INVISTA Finance LLC, 4.25%, 10/15/19 (a)		200	198,483
Levi Strauss & Co.:
6.88%, 5/01/22		275	292,187
5.00%, 5/01/25		305	311,863
NIKE, Inc.:
3.63%, 5/01/43		250	272,361
3.88%, 11/01/45		1,055	1,191,971
PVH Corp., 4.50%, 12/15/22		275	282,563
Springs Industries, Inc., 6.25%, 6/01/21		640	662,400
Wolverine World Wide, Inc., 6.13%, 10/15/20		573	593,055

			9,293,413
Thrifts & Mortgage Finance — 0.0%
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	322,500
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,825,469
4.75%, 5/05/21		605	694,133
4.00%, 1/31/24		700	791,204
5.38%, 1/31/44		2,850	3,745,051
Philip Morris International, Inc.:
1.38%, 2/25/19		345	347,004
4.50%, 3/26/20		835	927,867
1.88%, 2/25/21		395	401,250
2.63%, 3/06/23		1,480	1,540,804
2.13%, 5/10/23		400	403,455
6.38%, 5/16/38		925	1,302,287
4.25%, 11/10/44		975	1,108,483

Corporate Bonds		Par (000)	Value
Tobacco (continued)
Reynolds American, Inc.:
2.30%, 6/12/18	USD	3,320	$3,378,837
3.25%, 6/12/20		2,021	2,136,785
4.00%, 6/12/22		1,000	1,096,772
4.45%, 6/12/25		500	564,513
5.70%, 8/15/35		550	692,845
5.85%, 8/15/45		1,125	1,479,474
Vector Group Ltd., 7.75%, 2/15/21		200	209,250

			22,645,483
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
2.13%, 1/15/18		4,360	4,352,283
3.38%, 1/15/19		750	774,750
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		800	844,000
5.63%, 10/01/24 (a)		590	614,337
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,255	1,258,137
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		1,000	1,075,000
GATX Corp.:
2.38%, 7/30/18		1,960	1,979,377
2.50%, 3/15/19		1,240	1,249,243
H&E Equipment Services, Inc., 7.00%, 9/01/22		100	104,250
HD Supply, Inc.:
7.50%, 7/15/20		800	836,000
5.25%, 12/15/21 (a)		12,045	12,752,644
5.75%, 4/15/24 (a)		1,818	1,935,897
Herc Rentals, Inc.:
7.50%, 6/01/22 (a)		862	872,775
7.75%, 6/01/24 (a)		514	519,140
Neptune Orient Lines Ltd., 4.40%, 11/08/19	SGD	3,000	2,075,968
Rexel SA, 3.50%, 6/15/23	EUR	1,077	1,235,338
Travis Perkins PLC, 4.50%, 9/07/23	GBP	422	550,091
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	26	27,011
7.63%, 4/15/22		3,655	3,904,198
6.13%, 6/15/23		125	130,859
4.63%, 7/15/23		1,000	1,020,000
5.75%, 11/15/24		1,793	1,860,237
5.50%, 7/15/25		623	640,450
5.88%, 9/15/26		450	467,437

			41,079,422
Transportation Infrastructure — 0.0%
Goodman HK Finance, 4.38%, 6/19/24		2,200	2,374,724
Swissport Investments SA, 6.75%, 12/15/21	EUR	830	941,864

			3,316,588
Wireless Telecommunication Services — 0.5%
Matterhorn Telecom SA, 3.88%, 5/01/22		557	613,911
Millicom International Cellular SA:
6.63%, 10/15/21 (a)	USD	950	991,515
6.00%, 3/15/25 (a)		200	206,315
Nokia Oyj:
5.38%, 5/15/19		700	756,875
6.63%, 5/15/39		1,049	1,130,297
Rogers Communications, Inc.:
6.80%, 8/15/18		786	868,000
3.63%, 12/15/25		220	239,830
5.00%, 3/15/44		180	213,928
Sable International Finance Ltd., 6.88%, 8/01/22 (a)		545	558,625
SBA Communications Corp.:
5.63%, 10/01/19		1,206	1,245,195

See Notes to Financial Statements.

62	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
4.88%, 7/15/22	USD	350	$358,750
SBA Telecommunications, Inc., 5.75%, 7/15/20		2,350	2,420,500
SoftBank Group Corp.:
4.50%, 4/15/20 (a)		1,600	1,660,000
4.75%, 7/30/25	EUR	307	378,031
5.25%, 7/30/27		398	489,886
Sprint Capital Corp.:
6.90%, 5/01/19	USD	1,295	1,280,431
6.88%, 11/15/28		2,370	2,032,275
8.75%, 3/15/32		1,127	1,050,927
Sprint Communications, Inc.:
6.00%, 12/01/16		800	807,000
8.38%, 8/15/17		200	207,250
9.00%, 11/15/18 (a)		13,196	14,301,165
7.00%, 3/01/20 (a)		150	159,188
7.00%, 8/15/20		1,290	1,225,242
6.00%, 11/15/22		1,100	943,668
Sprint Corp.:
7.25%, 9/15/21		1,923	1,794,409
7.88%, 9/15/23		4,380	3,999,509
7.13%, 6/15/24		4,322	3,819,784
7.63%, 2/15/25		1,090	972,825
T-Mobile USA, Inc.:
6.46%, 4/28/19		500	509,375
6.63%, 11/15/20		1,000	1,030,000
6.25%, 4/01/21		1,500	1,569,375
6.63%, 4/28/21		4,715	4,956,644
6.13%, 1/15/22		575	605,547
6.73%, 4/28/22		1,275	1,335,563
6.00%, 3/01/23		2,985	3,155,861
6.63%, 4/01/23		1,000	1,073,300
6.84%, 4/28/23		625	667,187
6.50%, 1/15/24		1,813	1,939,910
6.00%, 4/15/24		650	693,673
6.38%, 3/01/25		2,790	2,985,300
6.50%, 1/15/26		2,832	3,067,056
United States Cellular Corp., 6.70%, 12/15/33		199	192,035
Vodafone Group PLC:
1.50%, 2/19/18		1,500	1,502,621
2.95%, 2/19/23		750	772,036
4.38%, 2/19/43		250	247,445

			71,028,259
Total Corporate Bonds — 22.3%			2,979,672,192

Equity-Linked Notes
Aerospace & Defense — 0.1%
Nomura International Funding Pte. Ltd. (Textron, Inc.):
11.07%, 10/25/16		160	6,239,909
11.05%, 10/26/16		160	6,236,523

			12,476,432
Air Freight & Logistics — 0.3%
Credit Suisse AG (Deutsche Post AG), 16.25%, 8/19/16		247	6,559,480
Merrill Lynch International & Co. (FedEx Corp.), 11.11%, 9/20/16		206	32,323,192

			38,882,672
Airlines — 0.1%
Morgan Stanley BV (JetBlue Airways Corp.), 20.85%, 9/29/16		772	14,244,329

Equity-Linked Notes		Par (000)	Value
Auto Components — 0.1%
Deutsche Bank AG (Continental AG), 15.30%, 8/19/16	USD	32	$6,754,893
HSBC Bank PLC (Continental AG), 10.45%, 10/06/16		34	7,090,945

			13,845,838
Automobiles — 0.1%
Merrill Lynch International & Co. (Volkswagen AG), 20.50%, 9/30/16		106	14,349,771
Banks — 0.6%
BNP Paribas S.A. (JPMorgan Chase & Co.), 6.25%, 9/01/16		525	33,651,351
Credit Suisse AG (Citizens Financial Group, Inc.), 13.57%, 8/17/16		407	9,053,578
Goldman Sachs International (Citizens Financial Group, Inc.):
14.00%, 8/17/16		410	9,166,386
14.00%, 8/19/16		410	9,170,539
HSBC Bank PLC (Citigroup, Inc.), 13.17%, 10/14/16		563	24,754,115

			85,795,969
Biotechnology — 0.5%
Canadian Imperial Bank of Commerce (Amgen, Inc.), 11.22%, 9/27/16		197	33,456,132
Merrill Lynch International & Co. (AbbVie, Inc.), 12.90%, 9/08/16		559	35,618,402

			69,074,534
Building Products — 0.2%
BNP Paribas Arbitrage Issuance BV (Compagnie de Saint-Gobain), 15.30%, 9/22/16		192	7,847,772
Canadian Imperial Bank of Commerce (Masco Corp.), 12.47%, 10/20/16		492	17,240,765
Goldman Sachs International (Compagnie de Saint-Gobain), 16.90%, 8/19/16		155	6,708,565

			31,797,102
Capital Markets — 1.0%
Barclays Bank PLC (Morgan Stanley):
13.75%, 10/18/16		542	15,654,132
14.00%, 10/18/16		331	9,558,124
BNP Paribas Arbitrage Issuance BV (Charles Schwab Corp.), 16.01%, 10/14/16		897	25,145,281
BNP Paribas Arbitrage Issuance BV (Goldman Sachs Group, Inc.), 10.76%, 10/14/16		155	24,626,852
Canadian Imperial Bank of Commerce (TD Ameritrade Holding Corp.):
14.81%, 10/13/16		418	12,532,664
14.54%, 10/14/16		418	12,517,186
HSBC Bank PLC (Morgan Stanley), 21.50%, 9/01/16		1,158	33,277,092

			133,311,331
Chemicals — 0.5%
Merrill Lynch International & Co. (Dow Chemical Co.), 10.32%, 9/27/16		580	31,032,165
Nomura International Funding Pte. Ltd. (Monsanto Co.), 28.79%, 9/01/16		364	38,378,702

			69,410,867
Construction & Engineering — 0.1%
BNP Paribas Arbitrage Issuance BV (Vinci SA), 7.43%, 9/22/16		209	15,712,078
Consumer Finance — 0.2%
BNP Paribas S.A. (Capital One Financial Corp.), 19.82%, 9/01/16		486	32,827,196

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	63

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Containers & Packaging — 0.1%
Merrill Lynch International & Co. (Owens-Illinois, Inc.), 16.16%, 9/27/16	USD	181	$3,375,191
Nomura International Funding Pte. Ltd. (Packaging Corp. of America), 19.85%, 9/16/16		107	7,686,874
Nomura International Funding Pte. Ltd. (Sealed Air Corp.), 11.91%, 9/08/16		157	7,415,708

			18,477,773
Diversified Financial Services — 0.2%
Nomura International Funding Pte. Ltd. (S&P Global, Inc.), 10.41%, 10/12/16		184	21,581,035
Diversified Telecommunication Services — 0.2%
Barclays Bank PLC (Level 3 Communications, Inc.), 13.73%, 9/15/16		140	7,190,560
HSBC Bank PLC (Orange SA), 12.12%, 10/06/16		466	7,138,483
HSBC Bank PLC (Telefonica SA), 15.47%, 10/06/16		1,549	15,169,505

			29,498,548
Electrical Equipment — 0.0%
Credit Suisse AG (Legrand SA), 13.17%, 8/19/16		54	3,033,949
Electronic Equipment, Instruments & Components — 0.1%
Barclays Bank PLC (Flextronics International Ltd.), 13.47%, 9/15/16		592	7,535,211
Energy Equipment & Services — 0.2%
BNP Paribas Arbitrage Issuance BV (Halliburton Co.), 15.72%, 10/17/16		577	25,244,845
Food Products — 0.1%
BNP Paribas Arbitrage Issuance BV (Danone SA), 8.61%, 9/22/16		210	15,682,378
Health Care Providers & Services — 0.4%
BNP Paribas Arbitrage Issuance BV (Express Scripts Holding Co.), 12.42%, 8/31/16		416	31,761,416
Credit Suisse AG (McKesson Corp.), 12.05%, 9/08/16		94	17,890,538
HSBC Bank PLC (Fresenius SE & Co. KGaA), 10.45%, 10/06/16		95	7,170,319

			56,822,273
Hotels, Restaurants & Leisure — 0.6%
Canadian Imperial Bank of Commerce (Starbucks Corp.), 12.28%, 9/09/16		622	36,013,987
Merrill Lynch International & Co. (Yum! Brands, Inc.), 17.00%, 8/25/16		271	23,378,975
Nomura International Funding Pte. Ltd. (Carnival Corp.), 15.11%, 9/19/16		332	15,493,102

			74,886,064
Household Durables — 0.6%
Merrill Lynch International & Co. (Lennar Corp., Class A):
13.24%, 9/19/16		340	15,894,534
13.25%, 9/20/16		340	15,888,377
Merrill Lynch International & Co. (Mohawk Industries, Inc.), 12.88%, 8/01/16		81	16,615,919
Nomura International Funding Pte. Ltd. (Whirlpool Corp.), 12.22%, 10/20/16		134	25,495,764

			73,894,594
Industrial Conglomerates — 0.1%
BNP Paribas Arbitrage Issuance BV (Koninklijke Philips NV), 12.74%, 9/30/16		371	9,776,898
Internet & Catalog Retail — 0.4%
Barclays Bank PLC (Amazon.com, Inc.), 23.88%, 9/09/16		34	25,879,957

Equity-Linked Notes		Par (000)	Value
Internet & Catalog Retail (continued)
Canadian Imperial Bank of Commerce (Amazon.com, Inc.), 24.67%, 9/09/16	USD	31	$23,437,630

			49,317,587
Internet Software & Services — 0.4%
Credit Suisse AG (Alphabet, Inc., Class C), 10.82%, 8/17/16		40	29,813,545
Deutsche Bank AG (Facebook, Inc., Class A), 13.62%, 9/15/16		127	15,570,356
HSBC Bank PLC (eBay, Inc.), 17.60%, 9/09/16		462	11,598,882

			56,982,783
Investment Companies — 1.2%
Barclays Bank PLC (SPDR S&P Oil & Gas Exploration & Production ETF), 19.53%, 11/02/16		734	25,052,212
Deutsche Bank AG (SPDR S&P Oil & Gas Exploration & Production ETF), 19.77%, 8/03/16		809	27,744,861
HSBC Bank PLC (iShares Russell 2000 ETF), 9.55%, 9/13/16		344	39,862,815
Merrill Lynch International & Co. (Energy Select Sector SPDR Fund), 11.76%, 10/04/16		573	38,365,481
Nomura International Funding Pte. Ltd. (Energy Select Sector SPDR Fund), 8.82%, 11/02/16		368	24,856,659

			155,882,028
IT Services — 0.7%
BNP Paribas Arbitrage Issuance BV (Visa, Inc., Class A), 7.63%, 11/01/16		315	24,777,356
HSBC Bank PLC (Sabre Corp.), 15.48%, 9/01/16		171	4,979,171
Merrill Lynch International & Co. (PayPal Holdings, Inc.), 13.90%, 9/08/16		392	14,537,478
Nomura International Funding Pte. Ltd. (MasterCard, Inc., Class A), 10.51%, 8/25/16		235	22,445,846
Nomura International Funding Pte. Ltd. (Visa, Inc., Class A), 7.18%, 8/25/16		281	22,000,003

			88,739,854
Leisure Products — 0.2%
HSBC Bank PLC (Hasbro, Inc.):
9.88%, 10/17/16		154	12,561,464
9.93%, 10/18/16		154	12,558,817

			25,120,281
Life Sciences Tools & Services — 0.0%
Nomura International Funding Pte. Ltd. (Charles River Laboratories International, Inc.), 13.46%, 9/09/16		12	1,048,975
Machinery — 0.1%
BNP Paribas Arbitrage Issuance BV (Deere & Co.), 14.11%, 8/10/16		191	14,809,967
Media — 0.7%
Canadian Imperial Bank of Commerce (CBS Corp.):
14.49%, 8/01/16		276	14,966,650
14.44%, 8/02/16		276	14,511,159
Credit Suisse AG (DISH Network Corp., Class A):
19.00%, 10/14/16		235	12,526,417
18.50%, 10/17/16		235	12,510,017
JP Morgan Structured Products BV (Interpublic Group of Cos., Inc.), 17.35%, 9/01/16		349	8,095,462
JP Morgan Structured Products BV (Time Warner, Inc.), 12.38%, 8/02/16		416	32,032,213

			94,641,918

See Notes to Financial Statements.

64	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Metals & Mining — 0.0%
HSBC Bank PLC (thyssenkrupp AG), 18.88%, 10/06/16	USD	149	$3,381,155
Multi-Utilities — 0.1%
HSBC Bank PLC (E.ON SE), 14.79%, 10/06/16		670	7,167,362
Pharmaceuticals — 0.6%
BNP Paribas Arbitrage Issuance BV (Jazz Pharmaceuticals PLC):
29.87%, 8/17/16		74	10,768,687
29.44%, 8/18/16		74	10,756,730
Canadian Imperial Bank of Commerce (Mallinckrodt PLC):
32.41%, 8/01/16		249	16,805,493
32.29%, 8/02/16		249	17,016,882
Credit Suisse AG (Bayer AG), 16.69%, 9/22/16		147	15,605,774
HSBC Bank PLC (Wolters Kluwer NV), 12.02%, 10/06/16		80	3,371,361
JP Morgan Structured Products BV (Astellas Pharma, Inc.), 15.18%, 8/04/16		233	3,262,508

			77,587,435
Professional Services — 0.1%
BNP Paribas Arbitrage Issuance BV (ManpowerGroup, Inc.), 17.62%, 10/18/16		157	10,774,764
JP Morgan Structured Products BV (ManpowerGroup, Inc.), 24.25%, 9/01/16		64	4,408,092

			15,182,856
Road & Rail — 0.1%
BNP Paribas Arbitrage Issuance BV (Kansas City Southern), 16.72%, 9/29/16		161	15,392,470
Semiconductors & Semiconductor Equipment — 0.4%
Credit Suisse AG (Infineon Technologies AG), 19.48%, 9/22/16		516	7,987,547
Merrill Lynch International & Co. (QUALCOMM, Inc.), 11.80%, 9/08/16		574	32,665,895
Nomura International Funding Pte. Ltd. (Applied Materials, Inc.), 15.31%, 9/15/16		594	15,347,527

			56,000,969
Software — 0.7%
Barclays Bank PLC (Intuit, Inc.):
10.78%, 8/17/16		138	15,389,635
10.70%, 8/18/16		138	15,384,632
BNP Paribas Arbitrage Issuance BV (Citrix Systems, Inc.):
11.23%, 10/17/16		124	10,876,427
11.23%, 10/18/16		124	10,873,015
Deutsche Bank AG (SAP SE), 9.72%, 8/19/16		90	7,411,837
Nomura International Funding Pte. Ltd. (Electronic Arts, Inc.), 16.55%, 8/25/16		294	22,288,946
Nomura International Funding Pte. Ltd. (salesforce.com, Inc.), 14.56%, 9/15/16		184	15,077,181

			97,301,673
Specialty Retail — 0.3%
BNP Paribas Arbitrage Issuance BV (Best Buy Co., Inc.):
18.39%, 8/18/16		335	10,832,422
18.25%, 8/19/16		335	10,824,554
Merrill Lynch International & Co. (AutoZone, Inc.), 8.70%, 8/25/16		30	23,425,740

			45,082,716
Technology Hardware, Storage & Peripherals — 0.3%
Canadian Imperial Bank of Commerce (HP, Inc.), 19.95%, 8/18/16		872	11,592,482
Credit Suisse AG (Apple, Inc.), 11.85%, 9/08/16		300	30,827,379

			42,419,861

Equity-Linked Notes		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
HSBC Bank PLC (adidas AG), 13.97%, 10/06/16	USD	44	$7,152,303
Trading Companies & Distributors — 0.1%
Barclays Bank PLC (United Rentals, Inc.), 33.38%, 9/09/16		173	11,914,299
Merrill Lynch International & Co. (Sumitomo Corp.), 15.15%, 8/04/16		68	675,784
Nomura International Funding Pte. Ltd. (Sumitomo Corp.), 14.11%, 8/04/16		236	2,351,136

			14,941,219
Transportation Infrastructure — 0.0%
HSBC Bank PLC (Atlantia SpA), 9.07%, 10/06/16		136	3,370,243
Wireless Telecommunication Services — 0.1%
Nomura International Funding Pte. Ltd. (NTT DOCOMO, Inc.), 14.93%, 8/04/16		271	6,838,830
Total Equity-Linked Notes — 13.0%			1,746,524,172

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Term Loan, 3.75%, 12/16/21		1,783	1,792,349
TransDigm, Inc., Tranche F Term Loan, 3.75%, 6/09/23		9,425	9,354,524

			11,146,873
Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Loan, 5.50%, 11/01/21		2,517	2,540,157
Airlines — 0.0%
Northwest Airlines, Inc.:
B757-300, 2.13%, 3/10/17		76	73,748
B757-300, 2.75%, 3/10/17		50	49,500
Loan B757-200, 2.13%, 9/10/18		77	74,964
Loan B757-200, 2.13%, 9/10/18		76	74,153
Loan B757-300, 2.75%, 3/10/17		50	49,500

			321,865
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		772	646,550
Beverages — 0.0%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		1,830	1,832,701
Building Products — 0.1%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		2,367	2,372,659
CPG International, Inc., Term Loan, 4.75%, 9/30/20		4,844	4,820,277
Jeld-Wen, Inc. (Onex BP Finance LP):
Initial Loan, 5.25%, 10/15/21		3,088	3,107,386
Term B-1 Loan, 4.75%, 7/01/22		1,209	1,213,427
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		3,638	3,636,139

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	65

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests		Par (000)	Value
Building Products (concluded)
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19	USD	1,786	$1,783,136

			16,933,024
Capital Markets — 0.0%
SAM Finance Lux S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		1,697	1,684,693
Chemicals — 0.1%
Allnex (Luxembourg) & Cy SCA, Tranche B-1 Term Loan, 4.50%, 10/03/19		629	627,129
Allnex USA, Inc. (FKA AI Chem & Cy U.S. AcquiCo, Inc.), Tranche B-2 Term Loan, 4.50%, 10/03/19		326	325,388
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		662	659,952
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	209	234,398
Refinanced Term B Loan, 3.75%, 2/01/20	USD	4,176	4,186,348
Huntsman International LLC, 2014-1 Incremental Term Loan, 3.75%, 10/01/21		1,960	1,954,377
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B Term Loan (First Lien), 5.50%, 6/07/20		723	722,650
Tranche B-3 Term Loan, 5.50%, 6/07/20		3,375	3,371,015
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		2,921	2,762,439
PQ Corp., Term Loan, 5.75%, 11/04/22		1,035	1,043,197
Royal Holdings, Inc.:
Initial Term Loan (First Lien), 4.50%, 6/20/22		718	719,544
Initial Term Loan (Second Lien), 8.50%, 6/19/23		605	589,875

			17,196,312
Commercial Services & Supplies — 0.5%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 4.25%, 9/26/21		3,074	3,009,064
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		7,625	7,613,867
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		5,565	5,530,455
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		1,250	1,253,125
Aramark Corp., U.S. Term F Loan, 3.25%, 2/24/21		8,419	8,431,696
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 5.75%, 3/01/23		1,840	1,851,890
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23		1,362	1,372,371
On Assignment, Inc., Initial Term B Loan, 3.75%, 6/03/22		5,148	5,152,453
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), Term B-1 Loan (First Lien), 4.75%, 5/02/22		1,615	1,627,791
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%, 11/14/19		4,105	4,057,603
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.50%, 4/09/21		11,105	11,094,761
USAGM Holdco LLC (AKA AlliedUniversal):
Delayed Term Loan, 4.50%, 7/28/22		848	840,896
Incremental Term Loan, 4.50%, 7/28/22		4,273	4,238,115

Floating Rate Loan Interests		Par (000)	Value
Commercial Services & Supplies (continued)
Initial Loan (Second Lien), 9.50%, 7/28/23	USD	565	$546,169
Initial Term Loan (First Lien), 4.75%, 7/28/22		2,947	2,880,724
Waste Industries USA, Inc., 2016 Term B Loan, 3.50%, 2/27/20		2,381	2,381,680

			61,882,660
Communications Equipment — 0.1%
Commscope, Inc., Tranche 5 Term Loan (2015), 3.75%, 12/29/22		506	507,916
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		2,979	2,820,761
Riverbed Technology, Inc., First Amendment Term Loan, 5.00%, 4/25/22		2,074	2,083,838
Telesat Canada, U.S. Term B-2 Loan, 3.50%, 3/28/19		4,878	4,863,923

			10,276,438
Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		2,104	2,077,530
Construction Materials — 0.0%
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		2,095	2,099,253
Consumer Products — 0.0%
Revlon Consumer Products Corp., Term Loan B, 3.50%, 7/21/23		3,250	3,244,930
Containers & Packaging — 0.1%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		6,942	6,955,218
Berry Plastics Corp.:
Term G Loan, 3.50%, 1/06/21		199	199,051
Term H Loan, 3.75%, 10/01/22		8,291	8,315,094
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%, 8/14/20		2,415	2,413,843

			17,883,206
Diversified Consumer Services — 0.1%
Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		10,891	10,928,782
U.S. Security Associates Holdings, Inc., Initial Term Loan, 5.00%, 7/14/23		3,185	3,179,681

			14,108,463
Diversified Financial Services — 0.2%
AlixPartners LLP, Initial Term Loan, 4.50%, 7/28/22		9,033	9,055,452
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.50%, 12/01/18		6,164	6,168,407
RPI Finance Trust, Term B-4 Term Loan, 3.50%, 11/09/20		7,002	7,031,572
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 3/03/23		2,115	2,130,560
WireCo WorldGroup, Inc., Term Loan B, 5.50%, 7/21/23		950	951,976

			25,337,967
Diversified Telecommunication Services — 0.4%
Avaya, Inc., Term B-7 Loan, 6.25%, 5/29/20		958	720,144
Hawaiian Telcom Communications, Inc., Term Loan, 5.25%, 6/06/19		1,259	1,258,406
Integra Telecom Holdings, Inc., Term B-1 Loan, 5.25%, 8/14/20		3,045	3,014,658
Level 3 Financing, Inc.:

See Notes to Financial Statements.

66	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests		Par (000)	Value
Diversified Telecommunication Services (continued)
Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	15,435	$15,496,740
Tranche B-II 2022 Term Loan, 3.50%, 5/31/22		2,500	2,506,250
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		6,000	6,015,000
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		7,100	7,091,066
Zayo Group LLC (Zayo Capital, Inc.), 2021 Term Loan, 3.75%, 5/06/21		11,394	11,385,908
Ziggo BV:
USD B1 Facility, 3.65%, 1/15/22		1,516	1,507,683
USD B2 Facility, 3.65%, 1/15/22		977	971,579
USD B3 Facility, 3.70%, 1/15/22		1,607	1,597,901

			51,565,335
Electric Utilities — 0.0%
Texas Competitive Electric Holdings Co. LLC (TXU):
Term Loan B (First Lien), 5.00%, 7/23/23		2,902	2,907,301
Term Loan C (First Lien), 5.00%, 7/23/23		662	663,289

			3,570,590
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		3,061	3,066,395
Dell International LLC:
Term C Loan, 3.75%, 10/29/18		3,654	3,648,953
Term Loan B, 3.25%, 6/02/23		2,630	2,630,605

			9,345,953
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Loan, 2.78%, 7/13/20		1,668	1,542,741
Food & Staples Retailing — 0.1%
Albertson’s LLC:
2016-1 Term B-4 Loan, 4.50%, 8/25/21		2,765	2,777,963
2016-1 Term B-5 Loan, 4.75%, 12/21/22		838	842,064
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		2,645	2,642,881
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 4.00%, 6/27/23		6,665	6,696,925

			12,959,833
Food Products — 0.1%
Hostess Brands LLC:
Term B Loan (First Lien), 4.50%, 8/03/22		7,342	7,365,337
Term B Loan (Second Lien), 8.50%, 8/03/23		42	41,942
Pinnacle Foods Finance LLC:
Fourth Amendment Tranche I Term Loan, 3.24%, 1/13/23		2,413	2,418,907
Tranche G Term Loan, 3.25%, 4/29/20		5,513	5,515,110

			15,341,296
Gas Utilities — 0.0%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		1,625	1,470,205
Health Care Equipment & Supplies — 0.1%
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B4, 4.25%, 1/17/22		3,335	3,343,394
Hill-Rom Holdings, Inc., Initial Term B Loan, 3.50%, 9/08/22		4,544	4,563,360
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		3,683	3,672,306

Floating Rate Loan Interests		Par (000)	Value
Health Care Equipment & Supplies (continued)
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18	USD	1,786	$1,728,069

			13,307,129
Health Care Providers & Services — 0.6%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.50%, 6/20/22		3,790	3,727,707
AmSurg Corp., Initial Term Loan, 3.50%, 7/16/21		3,589	3,590,744
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Term B-2 Loan, 3.75%, 11/02/18		1,786	1,789,512
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.75%, 6/07/23		5,716	5,733,565
CHS/Community Health Systems, Inc.:
Incremental 2018 Term F Loans, 3.92%, 12/31/18		1,854	1,835,360
Incremental 2019 Term G Loan, 3.75%, 12/31/19		3,518	3,458,927
Incremental 2021 Term H Loan, 4.00%, 1/27/21		2,247	2,218,577
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		6,374	6,407,611
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		6,385	6,213,729
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.): Initial Term Loan, 4.25%, 5/25/18		830	830,275
Tranche B-2 Term Loan, 4.50%, 10/28/22		3,070	3,078,784
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		1,290	1,293,476
HCA, Inc., Tranche B-4 Term Loan, 3.38%, 5/01/18		4,272	4,281,850
MPH Acquisition Holdings LLC, Initial Term Loan, 5.00%, 6/07/23		6,365	6,428,650
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		2,603	2,517,548
Prestige Brands, Inc., Term B-3 Loan, 3.50%, 9/03/21		1,696	1,703,887
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		4,278	4,293,591
Surgical Care Affiliates, Inc., Initial Term Loan, 4.25%, 3/17/22		2,823	2,833,618
Team Health, Inc., New Tranche B Term Loan, 3.75%, 11/23/22		7,350	7,368,754
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.25%, 12/30/22		2,303	2,280,391
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		2,150	2,173,796

			74,060,352
Health Care Technology — 0.1%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		6,535	6,531,858
Hotels, Restaurants & Leisure — 0.7%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		2,847	2,811,598
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		882	870,702
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 6.73%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-2 Loan, 3.75%, 12/10/21		11,344	11,389,170
Boyd Gaming Corp., Term B Loan, 4.00%, 8/14/20		3,836	3,848,355

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	67

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.48%, 7/09/19	USD	3,500	$3,465,000
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 5.25%, 1/30/20		5,822	5,840,219
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		9,595	9,359,680
Eldorado Resorts, Inc., Initial Term Loan, 4.25%, 7/25/22		1,951	1,960,833
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		3,147	3,154,214
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 3.23%, 6/16/23		7,503	7,535,589
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.75%, 4/14/21		1,597	1,583,381
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1,638	1,639,901
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		359	360,041
Term B Loan, 4.00%, 2/19/19		2,131	2,137,130
Scientific Games International, Inc., Initial Term B-2 Loan, 6.00%, 10/01/21		1,786	1,784,165
Starwood Schulte Mezz Borrower, Mortgage Loan, 8.33%, 7/28/17		13,500	13,027,500
Station Casinos LLC, Term B Facility Loan, 3.75%, 6/08/23		5,115	5,116,586
Thayer Los Cabos Arrendador S. DE R.L. De C.V. (Thayer Los Cabos Arrendattario, S. DE R.L. De C.V.), B Note, 8.48%, 9/09/18		5,375	5,267,500

			88,401,564
Household Products — 0.0%
Spectrum Brands, Inc., USD Term Loan, 3.50%, 6/23/22		3,233	3,244,549
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		2,023	1,993,501
Calpine Corp.:
Term Loan (2016), 3.64%, 5/31/23		2,585	2,580,967
Term Loan, 3.50%, 5/27/22		684	682,018
Dynegy Finance IV, Inc., Term Loan, 5.00%, 6/27/23		5,715	5,715,000
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,224	1,221,045
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		13,450	13,466,813

			25,659,344
Insurance — 0.1%
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		6,582	6,577,998
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-1 Term Loan, 5.00%, 5/24/19		2,985	2,988,074
Incremental Tranche B-4 Term Loan, 5.00%, 8/04/22		1,177	1,178,668
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		2,500	2,450,000
Initial Term Loan (First Lien), 3.75%, 3/01/21		3,717	3,648,461

			16,843,201
Internet & Catalog Retail — 0.0%
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		1,347	1,356,725

Floating Rate Loan Interests		Par (000)	Value
Internet Software & Services — 0.0%
Go Daddy Operating Co. LLC, Initial Term Loan, 4.25%, 5/13/21	USD	1,970	$1,973,553
GTCR Valor Cos., Inc., Initial Term Loan (First Lien), 7.00%, 6/16/23		1,815	1,731,510

			3,705,063
IT Services — 0.1%
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.00%, 10/31/21		3,285	3,296,106
WEX, Inc., Term B Loan, 4.25%, 6/30/23		3,680	3,699,541

			6,995,647
Life Sciences Tools & Services — 0.2%
DPX Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 4.25%, 3/11/21		8,806	8,767,320
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.25%, 8/18/22		8,818	8,811,353
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		2,863	2,849,046

			20,427,719
Machinery — 0.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		4,523	4,210,235
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/06/21		4,322	4,226,131
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		3,784	3,780,225
WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19		149	149,575

			12,366,166
Media — 0.6%
Acquisitions Cogeco Cable II LP (Atlantic Broadband (Penn) Holdings, Inc.), Term B Loan (2013), 3.25%, 11/30/19		2,000	1,999,380
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		4,241	4,217,696
Altice France SA (SFR Group SA):
USD TLB-6, 4.75%, 2/10/23		3,980	3,981,672
USD TLB-7 Loan, 5.00%, 1/15/24		6,249	6,255,587
Altice U.S. Finance I Corp. (Cequel Communi cations LLC), Initial Term Loan, 4.25%, 12/14/22		1,657	1,660,298
Cengage Learning, Inc., 2016 Refinancing Term Loan, 5.25%, 6/07/23		2,190	2,184,525
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I Loan (2016), 3.50%, 1/24/23		19,132	19,208,578
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), Initial Term Loan, 5.00%, 10/09/22		5,102	5,132,826
Dallas Design District, Loan, 7.18%, 11/09/19		4,000	3,900,000
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		3,213	3,182,584
iHeartCommunications, Inc. (FKA Clear Channel
Communications, Inc.), Tranche D Term Loan, 7.25%, 1/30/19		4,000	3,078,760
MGOC, Inc. (FKA Media General, Inc.), Term B Loan, 4.00%, 7/31/20		4,647	4,646,319
Telenet Financing USD LLC, Term Loan AD Facility, 4.25%, 6/30/24		1,441	1,444,502
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.75%, 12/27/20		5,072	5,078,522

See Notes to Financial Statements.

68	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests		Par (000)	Value
Media (continued)
Univision Communications, Inc.:
2013 Incremental Term Loan, 4.00%, 3/01/20	USD	497	$496,630
Replacement First-Lien Term Loan, 4.00%, 3/01/20		12,283	12,275,450
UPC Financing Partnership, Term Loan AN (First Lien), 3.00%, 8/31/24		1,810	1,803,213
Virgin Media Investment Holdings Ltd., F Facility, 3.65%, 6/30/23		4,474	4,453,683

			85,000,225
Metals & Mining — 0.0%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		3,692	3,686,645
Multiline Retail — 0.1%
Dollar Tree, Inc., Term B-1 Loan, 3.50%, 7/06/22		5,944	5,973,867
Hudson’s Bay Co., Initial Term Loan, 4.75%, 9/30/22		2,589	2,592,453

			8,566,320
Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Term Loan, 3.00%, 9/24/19		782	722,043
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		2,341	2,363,234
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		4,289	3,886,245
Veresen Midstream LP, Tranche B-1 Term Loan, 5.25%, 3/31/22		2,069	2,042,952

			9,014,474
Personal Products — 0.0%
NBTY, Inc., Dollar Term B Loan, 5.00%, 5/05/23		2,560	2,547,200
Pharmaceuticals — 0.3%
Akorn, Inc., Loan, 5.25%, 4/16/21		1,809	1,822,917
Amneal Pharmaceuticals LLC, Term Loan B, 4.50%, 11/01/19		363	362,713
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		5,954	5,965,447
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		6,393	6,412,340
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		985	822,890
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		1,014	846,950
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		180	149,938
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		1,397	1,166,192
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.75%, 9/26/22		5,079	5,022,331
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.44%, 2/27/21		9,725	9,752,246
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 4.75%, 12/11/19		627	619,185
Series E1 Tranche B Term Loan, 4.75%, 8/05/20		2,709	2,673,442
Series F-1 Tranche B Term Loan, 5.00%, 4/01/22		5,842	5,797,514

			41,414,105
Professional Services — 0.1%
Cotiviti Corp. (FKA Connolly Intermediate, Inc.):

Floating Rate Loan Interests		Par (000)	Value
Professional Services (continued)
Initial Term Loan (First Lien), 4.50%, 5/14/21	USD	8,014	$8,028,887
Initial Term Loan (Second Lien), 8.00%, 5/13/22		164	160,313
FCA U.S. LLC (FKA Chrysler Group LLC), Term Loan B, 3.50%, 5/24/17		6,995	7,002,598
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 4.75%, 6/20/22		730	725,437

			15,917,235
Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Term Loan, 5.00%, 10/24/22		861	860,223
MGM Growth Properties Operating Partnership LP, Term B Loan, 4.00%, 4/25/23		5,742	5,779,821

			6,640,044
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		2,812	2,823,386
DTZ U.S. Borrower LLC (DTZ AUS Holdco Pty. Ltd.)(AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.25%, 11/04/21		5,749	5,707,999
Realogy Group LLC (FKA Realogy Corp.), New 2022 Term Loan, 3.75%, 7/20/22		5,428	5,455,377

			13,986,762
Semiconductors & Semiconductor Equipment — 0.3%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		22,588	22,584,461
Blue Coat Holdings, Inc., Initial Term Loan, 6.00%, 5/20/22		7,239	7,235,654
Microsemi Corp., Closing Date Term B Loan, 3.75%, 1/15/23		1,442	1,450,709
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		8,487	8,540,371
ON Semiconductor Corp., Closing Date Term Loan, 5.25%, 3/31/23		980	991,025
SS&C European Holdings S.à r.l., Term B-2 Loan, 4.00%, 7/08/22		532	534,601
SS&C Technologies, Inc., Term B-1 Loan, 4.00%, 7/08/22		4,106	4,126,222

			45,463,043
Software — 0.4%
Applied Systems, Inc., Initial Term Loan (First Lien), 4.00%, 1/25/21		878	879,150
BMC Software Finance Inc., Initial U.S. Term Loan, 4.00%, 9/10/20		959	879,403
CCC Information Services, Inc. (FKA CCC Holdings, Inc.), Term Loan, 4.00%, 12/20/19		429	428,532
First Data Corp., 2021 Extended Dollar Term Loan, 4.49%, 3/24/21		26,056	26,173,956
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		3,845	3,796,741
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		3,479	3,428,856
Kronos, Inc.:
Incremental Term Loan (First Lien), 4.50%, 10/30/19		2,049	2,054,529
Initial Term Loan (Second Lien), 9.75%, 4/30/20		1,923	1,964,239
Mitchell International, Inc., Initial Term Loan, 4.50%, 10/13/20		2,583	2,572,278
SolarWinds Holdings, Inc., Initial US Term Loan (First Lien), 6.50%, 2/03/23		3,035	3,057,763

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	69

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests		Par (000)	Value
Software (continued)
Sophia LP, Closing Date Term Loan, 4.75%, 9/30/22	USD	541	$540,685
VF Holding Corp., Initial Term Loan (First Lien), 4.75%, 6/30/23		4,105	4,110,870

			49,887,002
Specialty Retail — 0.2%
Bass Pro Group LLC, New Term Loan (2015), 4.00%, 6/05/20		1,357	1,347,114
Michaels Stores, Inc., Incremental 2014 Term Loan, 4.00%, 1/28/20		5,951	5,983,337
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		6,832	6,691,606
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		2,456	2,312,909
Party City Holdings, Inc. (Party City Corp.), Term Loan, 4.25%, 8/19/22		5,420	5,415,940

			21,750,906
Textiles, Apparel & Luxury Goods — 0.0%
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		282	281,577
Trading Companies & Distributors — 0.1%
Beacon Roofing Supply, Inc., Initial Term Loan, 4.00%, 10/01/22		2,274	2,278,963
HD Supply, Inc., Incremental Term Loan, 3.75%, 8/13/21		11,685	11,731,499
Nexeo Solutions LLC, Initial Term Loan, 5.25%, 6/09/23		340	341,275
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.75%, 7/31/22		2,250	2,138,917

			16,490,654
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		463	455,061
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.75%, 8/18/22		1,393	1,239,770

			1,694,831
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		3,030	3,030,741
T-Mobile USA, Inc., Senior Lien Term Loan, 3.50%, 11/09/22		8,755	8,803,280

			11,834,021
Total Floating Rate Loan Interests — 6.7%			892,082,936

Foreign Agency Obligations
Australia — 0.0%
SGSP Australia Assets Pty. Ltd., 3.30%, 4/09/23		510	527,806
Austria — 0.0%
Oesterreichische Kontrollbank AG, 1.13%, 4/26/19		4,058	4,067,999
Brazil — 0.1%
Petrobras Global Finance BV, 8.38%, 5/23/21		9,647	10,199,291
Canada — 0.0%
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		247	250,705

Foreign Agency Obligations		Par (000)	Value
China — 0.6%
Avi Funding Co. Ltd., 2.85%, 9/16/20	USD	1,720	$1,763,894
BAIC Inalfa HK Investment Co. Ltd., 1.90%, 11/02/20	EUR	2,600	2,935,882
CDBI Treasure I Ltd., 2.25%, 8/02/21	USD	1,200	1,205,468
CDBL Funding 1, 4.25%, 12/02/24		3,800	4,010,611
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		3,330	3,465,148
China Construction Bank Corp., 3.88%, 5/13/25 (b)		2,000	2,046,978
CITIC Ltd., 2.80%, 12/14/21		3,450	3,473,595
CITIC Pacific Ltd., 6.80%, 1/17/23		3,000	3,658,245
CNOOC Finance 2012 Ltd., 5.00%, 5/02/42		1,000	1,159,749
CNOOC Finance 2015 Australia Pty. Ltd., 2.63%, 5/05/20		6,000	6,111,408
CNOOC Finance 2015 USA LLC, 3.50%, 5/05/25		2,500	2,572,430
CNPC HK Overseas Capital Ltd., 4.50%, 4/28/21		3,500	3,854,900
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		2,200	2,346,276
Huarong Finance II Co. Ltd.:
3.25%, 6/03/21		3,200	3,249,763
5.50%, 1/16/25		5,000	5,610,675
4.63%, 6/03/26		2,050	2,189,525
ICBCIL Finance Co. Ltd., 3.20%, 11/10/20		5,600	5,739,160
Industrial & Commercial Bank of China Ltd., 2.50%, 6/16/21		2,750	2,763,855
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 7/30/25		2,900	3,118,063
4.20%, 7/27/26		1,700	1,751,918
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		15,968	16,421,300

			79,448,843
France — 0.0%
Areva SA, 4.88%, 9/23/24	EUR	150	145,212
India — 0.0%
Bharat Petroleum Corp. Ltd., 4.63%, 10/25/22	USD	280	304,472
NTPC Ltd.:
5.63%, 7/14/21		2,590	2,942,758
4.25%, 2/26/26		2,100	2,233,350
ONGC Videsh Ltd., 4.63%, 7/15/24		860	935,439

			6,416,019
Indonesia — 0.0%
Pelabuhan Indonesia II PT, 5.38%, 5/05/45		2,700	2,713,500
Pertamina Persero PT, 5.63%, 5/20/43		2,500	2,584,893

			5,298,393
Mongolia — 0.1%
Development Bank of Mongolia LLC, 5.75%, 3/21/17		4,384	4,373,193
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		2,090	2,163,735

			6,536,928
Sri Lanka — 0.1%
National Savings Bank, 8.88%, 9/18/18		5,300	5,737,780
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,500	3,495,450

			9,233,230
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		1,300	1,345,864
5.88%, 12/13/21		3,800	4,351,684
3.63%, 1/12/23		1,700	1,740,375
4.38%, 6/22/26 (a)		3,129	3,325,877

See Notes to Financial Statements.

70	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations		Par (000)	Value
United Arab Emirates (continued)
DP World Crescent Ltd., 3.91%, 5/31/23	USD	4,237	$4,292,081
DP World Ltd., 3.25%, 5/18/20		277	284,547

			15,340,428
Total Foreign Agency Obligations — 1.0%			137,464,854

Foreign Government Obligations
Argentina — 0.2%
Republic of Argentina:
9.00%, 11/29/18		8,580	9,463,740
6.88%, 4/22/21 (a)		15,684	16,875,984

			26,339,724
Brazil — 0.1%
Federative Republic of Brazil:
0.00%, 4/01/17 (m)	BRL	33,000	9,334,041
6.00%, 4/07/26	USD	4,648	5,131,392

			14,465,433
Croatia — 0.2%
Republic of Croatia, 6.63%, 7/14/20		17,744	19,533,837
Hungary — 0.3%
Republic of Hungary, 6.25%, 1/29/20		29,758	33,159,816
Indonesia — 0.3%
Republic of Indonesia:
7.88%, 4/15/19	IDR	127,319,000	10,021,921
5.88%, 3/13/20	USD	17,232	19,262,291
2.63%, 6/14/23 (a)	EUR	4,332	5,019,076
4.75%, 1/08/26	USD	6,746	7,509,020
6.75%, 1/15/44		1,025	1,387,299
5.95%, 1/08/46		451	562,498

			43,762,105
Mexico — 0.2%
United Mexican States, 3.63%, 3/15/22		27,876	29,437,056
Mongolia — 0.0%
Government of Mongolia:
7.50%, 6/30/18	CNY	10,000	1,467,459
10.88%, 4/06/21	USD	425	472,348
5.13%, 12/05/22		3,275	2,957,106

			4,896,913
Panama — 0.1%
Republic of Panama, 5.20%, 1/30/20		5,836	6,431,272
Romania — 0.2%
Republic of Romania, 6.75%, 2/07/22		21,638	25,876,884
Russia — 0.2%
Russian Federation:
7.40%, 6/14/17	RUB	623,000	9,285,995
11.00%, 7/24/18	USD	5,275	6,180,085
5.00%, 4/29/20		9,100	9,691,500

			25,157,580
Sri Lanka — 0.2%
Republic of Sri Lanka:
6.00%, 1/14/19		9,034	9,408,938
6.25%, 10/04/20		3,585	3,795,906
5.75%, 1/18/22		1,750	1,807,542
5.88%, 7/25/22		6,680	6,892,063
6.85%, 11/03/25		4,000	4,212,112
6.83%, 7/18/26		3,715	3,869,745

			29,986,306

Foreign Government Obligations		Par (000)	Value
Uruguay — 0.1%
Republic of Uruguay:
8.00%, 11/18/22	USD	9,015	$11,466,646
4.50%, 8/14/24		5,985	6,577,515

			18,044,161
Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		930	993,300
Total Foreign Government Obligations — 2.1%			278,084,387

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (e)(k)		3,099,963	264,767,840
SPDR Barclays High Yield Bond ETF (e)		4,857,744	175,170,249
Total Investment Companies — 3.3%			439,938,089

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 5.3%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 3.22%, 11/25/35 (b)	USD	6,812	5,984,481
Series 2005-8, Class 7A2, 0.77%, 11/25/35 (b)		3,859	3,509,492
Series 2005-9, Class 5A1, 0.76%, 11/25/35 (b)		3,422	3,156,570
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (a)(d)		4,689	4,629,625
Series 2015-C, Class A, 3.88%, 3/25/57 (a)(d)		10,102	9,938,607
Series 2016-A, Class A, 4.25%, 8/25/64 (a)(d)		2,922	2,908,660
Alternative Loan Trust:
Series 2005-16, Class A1, 2.10%, 6/25/35 (b)		1,125	1,024,256
Series 2005-36, Class 2A1A, 0.80%, 8/25/35 (b)		3,769	2,754,048
Series 2005-56, Class 1A1, 1.22%, 11/25/35 (b)		5,730	4,843,076
Series 2005-56, Class 4A1, 0.80%, 11/25/35 (b)		8,320	6,807,261
Series 2005-61, Class 1A1, 1.01%, 12/25/35 (b)		611	501,014
Series 2005-61, Class 2A1, 0.77%, 12/25/35 (b)		5,875	5,118,923
Series 2005-63, Class 3A3, 2.79%, 11/25/35 (b)		5,693	4,195,685
Series 2005-63, Class 5A1, 2.74%, 12/25/35 (b)		908	712,989
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		178	165,674
Series 2005-72, Class A1, 0.76%, 1/25/36 (b)		5,713	4,684,087
Series 2005-72, Class A3, 0.79%, 1/25/36 (b)		5,732	4,812,770

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	71

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-76, Class 2A1, 1.45%, 2/25/36 (b)	USD	10,553	$9,262,605
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,638	1,223,426
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,728	1,345,210
Series 2006-9T1, Class A7, 6.00%, 5/25/36		831	648,839
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,563	1,260,899
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,975	1,443,336
Series 2006-20CB, Class A9, 6.00%, 7/25/36		962	712,503
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		4,925	3,559,895
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		3,967	3,168,378
Series 2006-J7, Class 2A1, 2.19%, 11/20/36 (b)		9,100	5,409,678
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,415	1,701,294
Series 2006-OA2, Class A1, 0.70%, 5/20/46 (b)		2,899	1,964,605
Series 2006-OA3, Class 2A1, 0.70%, 5/25/36 (b)		20,452	16,589,399
Series 2006-OA6, Class 1A2, 0.70%, 7/25/46 (b)		14,673	12,284,320
Series 2006-OA8, Class 1A1, 0.68%, 7/25/46 (b)		27,449	22,540,134
Series 2006-OA14, Class 1A1, 2.18%, 11/25/46 (b)		13,618	10,876,580
Series 2006-OA14, Class 2A1, 0.68%, 11/25/46 (b)		13,812	11,082,296
Series 2006-OA14, Class 3A1, 1.30%, 11/25/46 (b)		18,790	15,423,293
Series 2006-OA16, Class A2, 0.68%, 10/25/46 (b)		811	687,933
Series 2006-OA22, Class A1, 0.65%, 2/25/47 (b)		15,968	13,351,349
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		999	733,988
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		5,570	4,142,994
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		956	711,157
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,512	2,662,686
Series 2007-12T1, Class A5, 6.00%, 6/25/37		779	603,463
Series 2007-15CB, Class A7, 6.00%, 7/25/37		595	512,197
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		617	557,883
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,366	1,884,000
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,151	916,641
Series 2007-25, Class 1A3, 6.50%, 11/25/37		5,710	4,544,411
Series 2007-AL1, Class A1, 0.74%, 6/25/37 (b)		12,972	6,767,849
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,568	1,766,787
Series 2007-OA3, Class 1A1, 0.63%, 4/25/47 (b)		22,072	17,583,754
Series 2007-OA4, Class A1, 0.66%, 5/25/47 (b)		8,770	7,370,397
Series 2007-OA7, Class A1B, 0.63%, 5/25/47 (b)		1,470	1,193,888

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA8, Class 2A1, 0.67%, 6/25/47 (b)	USD	22,703	$17,727,414
Series 2007-OA11, Class A1A, 1.83%, 11/25/47 (b)		5,584	4,048,542
Series 2007-OH3, Class A1A, 0.78%, 9/25/47 (b)		7,549	6,275,436
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,442	2,061,571
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.42%, 10/25/46 (b)		26,142	20,484,471
Series 2006-3, Class 2A11, 1.39%, 10/25/46 (b)		9,643	6,752,775
Series 2007-2, Class A1, 0.61%, 3/25/47 (b)		5,389	3,921,358
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (d)		2,036	1,552,661
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.07%, 11/25/45 (b)		5,438	4,685,694
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (b)		1,355	1,117,502
Series 2006-D, Class 6A1, 3.33%, 5/20/36 (b)		826	689,679
Series 2007-D, Class 1A1, 0.70%, 6/20/47 (b)		3,893	3,112,741
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 2.87%, 1/25/35 (b)		30	29,491
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 0.93%, 4/25/36 (b)		14,065	11,214,792
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (d)		1,647	1,598,528
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (d)		1,649	1,279,554
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 0.66%, 3/25/37 (b)		3,311	2,689,697
Series 2007-AR3, Class 1A1, 0.63%, 3/25/37 (b)		4,199	3,442,019
Series 2007-AR4, Class 1A1, 0.69%, 9/25/47 (b)		5,731	4,582,567
CHL Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 1.05%, 5/25/35 (b)		6,934	5,521,799
Series 2005-11, Class 4A1, 0.76%, 4/25/35 (b)		4,081	3,204,793
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		202	173,441
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 1.41%, 4/25/46 (b)		4,310	2,396,304
Series 2007-21, Class 1A1, 6.25%, 2/25/38		416	352,305
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,276	992,234
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		1,948	1,515,153
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		341	312,615
Credit Suisse Mortgage Trust:
Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (a)		1,780	1,561,486

See Notes to Financial Statements.

72	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)	USD	9,674	$9,217,208
Series 2015-RPL3, Class A1, 3.75%, 12/25/56 (a)(d)		18,429	18,167,382
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1A, 0.68%, 8/25/47 (b)		3,631	3,024,517
Series 2007-OA4, Class 3A1, 0.68%, 8/25/47 (b)		23,501	17,097,971
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, 4.09%, 6/27/37 (a)(b)		11,369	11,213,412
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 5.74%, 10/25/23 (b)		9,940	10,815,087
Series 2016-C04, Class 1M2, 5.23%, 1/25/29 (b)		6,185	6,202,395
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.35%, 2/25/37 (b)		3,335	2,352,575
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 3.41%, 5/25/35 (b)		130	119,339
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 0.66%, 2/25/36 (b)		9,189	7,699,205
GSR Mortgage Loan Trust:
Series 2005-AR3, Class 5A1, 3.10%, 5/25/35 (b)		2,873	2,748,818
Series 2006-4F, Class 1A1, 5.00%, 5/25/36		61	56,801
Impac CMB Trust, Series 2005-6, Class 1A1, 0.99%, 10/25/35 (b)		4,154	3,432,306
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,306	1,164,762
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,568	1,573,061
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 0.79%, 7/25/35 (b)		5,958	5,112,881
Series 2006-FLX1, Class A1, 0.70%, 11/25/36 (b)		8,391	7,072,979
Series 2007-AR15, Class 1A1, 3.16%, 8/25/37 (b)		245	194,206
Series 2007-AR15, Class 2A1, 4.04%, 8/25/37 (b)		1,139	899,765
Series 2007-FLX3, Class A1, 0.69%, 6/25/37 (b)		3,698	3,188,900
JPMorgan Trust, Series 2015-3, Class A5, 3.50%, 5/25/45 (a)(b)		2,948	3,022,820
Lehman XS Trust, Series 2007-20N, Class A1, 1.60%, 12/25/37 (b)		21,531	16,234,853
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 2.46%, 3/01/21 (a)(b)		18,230	17,834,010
LSTAR Securities Investment Trust:
Series 2014-1, Class NOTE, 3.57%, 9/01/21 (a)(b)		32,218	31,915,696
Series 2014-2, Class A, 2.46%, 12/01/21 (a)(b)		12,293	12,108,602
Series 2015-2, Class A, 2.47%, 1/01/20 (a)(b)		12,483	12,389,056
Series 2015-3, Class A, 2.46%, 3/01/20 (a)(b)		11,732	11,584,940
Series 2015-5, Class A1, 2.47%, 4/01/20 (a)(b)		5,904	5,796,840

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2015-6, Class A, 2.47%, 5/01/20 (a)(b)	USD	8,182	$8,017,940
Series 2015-10, Class A1, 2.47%, 11/01/20 (a)(b)		3,310	3,239,531
Series 2015-10, Class A2, 3.97%, 11/01/20 (a)(b)		1,500	1,432,500
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 3.14%, 6/25/37 (b)		2,166	1,451,026
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 2.84%, 12/25/35 (b)		2,205	2,084,469
Series 2006-1, Class 2A1, 2.55%, 2/25/36 (b)		1,047	1,030,157
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (a)		189	189,671
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (a)		782	749,044
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, 0.65%, 2/25/37 (b)		6,421	5,305,584
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		444	387,966
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		471	319,608
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		127	117,872
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.05%, 4/25/47 (b)		652	500,564
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 0.76%, 8/25/35 (b)		3,345	2,894,142
Series 2006-AR2, Class A1, 0.72%, 2/25/36 (b)		2,318	1,795,920
Series 2006-AR4, Class 3A1, 0.68%, 6/25/36 (b)		17,452	13,836,144
Series 2006-AR6, Class 2A1, 0.68%, 7/25/46 (b)		25,193	20,945,061
Series 2007-AR4, Class GA4B, 0.67%, 9/25/47 (b)		5,789	4,773,948
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, 1.94%, 1/25/47 (b)		17,318	15,481,439
Series 2007-OA4, Class 1A, 1.22%, 5/25/47 (b)		4,047	3,373,985
Series 2007-OA5, Class 1A, 1.20%, 6/25/47 (b)		13,315	11,353,387
Series 2007-OA6, Class 1A, 1.25%, 7/25/47 (b)		6,945	5,826,761
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.62%, 10/25/36 (d)		1,748	1,175,931
Series 2006-AR5, Class 1A, 1.43%, 6/25/46 (b)		11,490	7,522,404
Series 2007-OA1, Class 2A, 1.17%, 12/25/46 (b)		10,183	6,886,981
Series 2007-OA5, Class A1A, 1.29%, 5/25/47 (b)		6,475	5,039,879

			713,504,208

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	73

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities — 4.5%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)	USD	4,703	$4,790,938
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 6.17%, 9/15/18 (a)(b)		10,000	9,279,000
Series 2013-DSNY, Class E, 3.28%, 9/15/26 (a)(b)		560	557,539
Series 2013-DSNY, Class F, 4.18%, 9/15/26 (a)(b)		5,744	5,693,518
Series 2015-200P, Class F, 3.60%, 4/14/33 (a)(b)		5,991	5,572,385
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)		23,440	21,009,506
Banc of America Commercial Mortgage Trust:
Series 2006-5, Class AM, 5.45%, 9/10/47		3,321	3,329,931
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		3,600	3,583,110
Series 2007-3, Class AJ, 5.54%, 6/10/49 (b)		6,208	6,229,293
Series 2008-1, Class A1A, 6.18%, 2/10/51 (b)		1,352	1,416,178
Series 2015-UBS7, Class D, 3.17%, 9/15/48		5,500	4,306,968
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		148	147,120
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 0.80%, 8/25/35 (a)(b)		7,813	6,786,825
Series 2005-3A, Class A1, 0.81%, 11/25/35 (a)(b)		1,805	1,561,905
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.06%, 4/25/36 (a)(b)		5,625	4,935,250
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		2,035	2,094,834
Series 2007-PW17, Class A1A, 5.65%, 6/11/50 (b)		2,013	2,082,552
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (a)		3,600	3,673,306
Series 2013-1515, Class E, 3.72%, 3/10/33 (a)		2,000	2,008,912
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		11,155	10,740,627
Series 2015-1740, Class E, 3.82%, 1/13/35 (a)(b)		2,000	1,868,523
CCRESG Commercial Mortgage Trust:
Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		3,040	3,069,692
Series 2016-HEAT, Class E, 5.49%, 4/10/29 (a)(b)		1,120	1,086,585
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 2.08%, 12/15/27 (a)(b)		2,802	2,811,182
Series 2014-BXCH, Class EPA, 4.93%, 12/15/27 (a)(b)		9,850	9,762,832
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		5,950	4,187,141
Series 2016-C4, Class C, 4.88%, 5/10/58 (b)		3,330	3,480,590

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.23%, 2/15/33 (a)(b)	USD	16,064	$16,322,059
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		10,117	9,653,174
Series 2015-P1, Class D, 3.23%, 9/15/48 (a)		1,500	1,147,974
Series 2016-C1, Class C, 4.95%, 5/10/49 (b)		2,870	2,986,061
Series 2016-GC37, Class C, 4.92%, 4/10/49		2,640	2,865,233
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.12%, 11/15/44 (b)		3,000	3,074,442
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		2,200	2,309,395
Commercial Mortgage Trust:
Series 2007-C9, Class AJFL, 1.16%, 12/10/49 (a)(b)		5,176	4,955,759
Series 2012-LC4, Class A4, 3.29%, 12/10/44		3,195	3,431,581
Series 2013-300P, Class D, 4.39%, 8/10/30 (a)(b)		3,000	3,122,062
Series 2013-CR6, Class A2, 2.12%, 3/10/46		5,000	5,038,874
Series 2013-CR7, Class ASB, 2.74%, 3/10/46		1,600	1,658,260
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,111,716
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (a)		699	701,408
Series 2014-CR15, Class C, 4.92%, 2/10/47 (b)		380	414,424
Series 2014-CR21, Class A2, 3.10%, 12/10/47		3,280	3,442,733
Series 2014-FL5, Class A, 1.85%, 10/15/31 (a)(b)		1,530	1,508,205
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		4,850	4,341,776
Series 2014-FL5, Class HFL1, 3.69%, 7/15/31 (a)(b)		3,261	3,019,644
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,476,680
Series 2014-LC15, Class D, 4.94%, 4/10/47 (a)(b)		4,100	3,413,292
Series 2014-PAT, Class E, 3.63%, 8/13/27 (a)(b)		1,000	984,315
Series 2014-PAT, Class F, 2.92%, 8/13/27 (a)(b)		2,000	1,860,002
Series 2014-PAT, Class G, 2.07%, 8/13/27 (a)(b)		2,000	1,979,280
Series 2014-TWC, Class E, 3.73%, 2/13/32 (a)(b)		4,000	3,883,822
Series 2014-TWC, Class F, 4.73%, 2/13/32 (a)(b)		2,000	1,946,460
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,475,005
Series 2015-CR23, Class A2, 2.85%, 5/10/48		6,115	6,385,829
Series 2015-CR23, Class CME, 4.40%, 5/10/48 (a)(b)		2,180	1,966,644
Series 2015-CR23, Class D, 4.26%, 5/10/48 (b)		4,650	3,579,061

See Notes to Financial Statements.

74	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-CR25, Class C, 4.55%, 8/10/48 (b)	USD	1,184	$1,238,485
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		5,929	4,535,322
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		2,932	2,243,001
Series 2015-LC21, Class C, 4.31%, 7/10/48 (b)		4,010	3,817,959
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		6,060	5,582,593
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		1,500	1,539,884
Series 2015-TEXW, Class E, 3.85%, 2/10/34 (a)(b)		3,570	3,491,580
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.08%, 11/12/43 (a)(b)		5,405	5,525,808
Credit Suisse Mortgage Trust:
Series 2006-C4, Class AM, 5.51%, 9/15/39		1,251	1,250,320
Series 2007-C2, Class AM, 5.60%, 1/15/49 (b)		3,686	3,743,158
Series 2014-TIKI, Class D, 2.73%, 9/15/38 (a)(b)		4,000	3,827,514
Series 2014-TIKI, Class E, 3.63%, 9/15/38 (a)(b)		1,955	1,848,817
Series 2014-TIKI, Class F, 4.30%, 9/15/38 (a)(b)		1,725	1,630,991
Series 2014-USA, Class E, 4.37%, 9/15/37 (a)		3,000	2,625,101
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class D, 3.80%, 4/15/50 (a)(b)		6,125	5,100,800
Series 2015-C3, Class D, 3.36%, 8/15/48 (b)		505	380,814
Series 2016-C6, Class C, 4.75%, 1/15/49 (b)		3,050	3,306,922
DBJPM Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)		8,736	6,574,697
FREMF Mortgage Trust:
Series 2013-KF02, Class B, 3.45%, 12/25/45 (a)(b)		886	884,111
Series 2015-K50, Class B, 3.78%, 10/25/48		4,240	4,271,106
Series 2015-K50, Class C, 3.78%, 8/25/25 (a)(b)		6,217	5,211,475
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		7,013	6,865,067
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		3,212	3,047,574
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		10,350	9,539,943
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (b)		1,762	1,786,005
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		16,065	15,937,201
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.47%, 5/15/32 (a)(b)		1,700	1,699,401
Series 2015-WOLF, Class D, 3.98%, 5/15/34 (a)(b)		7,275	7,156,725
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	5,086,993

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-GC30, Class A2, 2.73%, 5/10/50	USD	2,000	$2,071,863
GS Mortgage Securities Trust:
Series 2013-GC10, Class AAB, 2.56%, 2/10/46		2,000	2,070,430
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		1,575	1,286,771
Series 2015-GC32, Class D, 3.35%, 7/10/48		3,000	2,337,487
Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(b)		4,400	4,503,043
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		4,000	4,030,420
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		19,209	19,309,943
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.76%, 8/15/46 (b)		3,950	4,320,596
Series 2014-C22, Class D, 4.56%, 9/15/47 (a)(b)		2,750	2,237,803
Series 2014-C23, Class D, 3.96%, 9/15/47 (a)(b)		1,000	835,741
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,558,540
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4, 3.48%, 6/15/45		3,300	3,570,667
Series 2013-C16, Class D, 4.97%, 12/15/46 (a)(b)		2,400	2,296,240
Series 2013-LC11, Class ASB, 2.55%, 4/15/46		2,500	2,598,333
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		5,200	5,062,538
Series 2015-CSMO, Class D, 3.78%, 1/15/32 (a)(b)		2,170	2,167,951
Series 2015-CSMO, Class E, 4.43%, 1/15/32 (a)(b)		4,470	4,464,370
Series 2015-CSMO, Class F, 5.73%, 1/15/32 (a)(b)		2,936	2,830,921
Series 2015-FL7, Class DAL1, 3.94%, 5/15/28 (a)(b)		3,390	3,283,893
Series 2015-FL7, Class DAL2, 4.59%, 5/15/28 (a)(b)		2,750	2,644,795
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		5,750	5,347,802
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		3,750	3,604,595
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		7,740	7,912,331
LB Commercial Mortgage Trust, Series 2007-C3, Class A1A, 5.87%, 7/15/44 (b)		2,387	2,462,674
LB-UBS Commercial Mortgage Trust:
Series 2007-C1, Class AJ, 5.48%, 2/15/40		705	708,418
Series 2007-C6, Class AM, 6.11%, 7/15/40 (b)		720	742,194
LCCM Mortgage Trust, Series 2014-909, Class E, 3.90%, 5/15/31 (a)(b)		2,500	2,404,032
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 4.44%, 9/15/28 (a)(b)		2,450	2,450,456
Series 2015-LSP, Class E, 6.04%, 9/15/28 (a)(b)		8,319	8,308,475
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		7,000	6,975,386

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	75

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.83%, 6/12/50 (b)	USD	975	$995,558
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47		5,150	5,379,659
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,226,367
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,705,161
Series 2015-C25, Class D, 3.07%, 10/15/48		9,346	6,857,742
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		1,000	731,259
Morgan Stanley Capital I Trust:
Series 2006-IQ12, Class A4, 5.33%, 12/15/43		299	299,120
Series 2014-CPT, Class G, 3.45%, 7/13/29 (a)(b)		3,392	3,263,690
Series 2015-MS1, Class D, 4.03%, 5/15/48 (a)(b)		6,375	5,035,231
Series 2015-XLF2, Class AFSB, 3.19%, 8/15/26 (a)(b)		3,000	3,000,000
Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4A, 6.25%, 8/15/45 (a)(b)		1,424	1,447,844
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B1, 2.83%, 8/26/47 (a)(b)		10,830	10,207,206
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.29%, 10/15/30 (a)(b)		1,000	958,111
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.70%, 8/27/24 (a)(b)		4,000	4,030,000
PREMF Mortgage Trust, Series 2016-K54, Class B, 4.05%, 2/25/26		4,420	4,521,859
Resource Capital Corp. Ltd., Series 2015-CRE4, Class B, 3.48%, 8/15/32 (a)(b)		3,750	3,525,000
Towd Point Mortgage Trust, Series 2016-3, Class A1, 2.25%, 8/25/55 (a)(b)		2,300	2,296,688
U.S. Residential Opportunity Fund II Trust, Series 2016-1II, Class A, 3.47%, 7/27/36 (a)		1,235	1,235,000
U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 3.47%, 7/27/36 (a)		6,185	6,185,000
U.S. Residential Opportunity Fund IV Trust, Series 2016-1IV, Class A, 3.47%, 7/27/36 (a)(d)		12,060	12,060,000
Velocity Commercial Capital Loan Trust:
Series 2014-1, Class M6, 7.81%, 9/25/44 (a)(b)		3,309	3,193,185
Series 2016-1, Class AFL, 2.94%, 4/25/46 (a)(b)		7,340	7,361,565
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.34%, 11/15/30 (a)(b)		3,000	3,002,377
Series 2013-PENN, Class D, 3.95%, 12/13/29 (a)(b)		3,000	3,124,277
Wachovia Bank Commercial Mortgage Trust:
Series 2007-C32, Class A1A, 5.70%, 6/15/49 (b)		1,555	1,591,836
Series 2007-C33, Class AM, 5.95%, 2/15/51 (b)		2,565	2,631,823
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 1.82%, 6/15/29 (a)(b)		410	410,533

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class A, 1.51%, 2/15/27 (a)(b)	USD	2,000	$2,000,642
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		3,750	2,733,707
Series 2015-C30, Class D, 4.50%, 9/15/58 (a)(b)		1,700	1,395,233
Series 2015-C31, Class D, 3.85%, 11/15/48		2,250	1,659,380
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		2,250	1,511,625
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (b)		3,000	2,445,232
Series 2015-P2, Class D, 3.24%, 12/15/48 (a)		1,093	755,528
Series 2016-C34, Class C, 5.03%, 6/15/49 (b)		3,390	3,619,744
Series 2016-NXS5, Class D, 4.88%, 1/15/59 (b)		2,750	2,480,972
WFRBS Commercial Mortgage Trust:
Series 2013-C12, Class A2, 2.07%, 3/15/48		2,985	3,005,392
Series 2013-C12, Class ASB, 2.84%, 3/15/48		5,000	5,229,899
Series 2014-C20, Class ASB, 3.64%, 5/15/47		1,550	1,689,848
Series 2014-C22, Class C, 3.77%, 9/15/57 (b)		1,300	1,268,709

			600,341,489
Interest Only Commercial Mortgage-Backed Securities — 0.5%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class XA, 2.01%, 6/15/49 (b)		14,790	1,930,779
BBCMS Trust:
Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		78,000	6,264,180
Series 2015-SRCH, Class XB, 0.20%, 8/10/35 (a)(b)		35,000	713,300
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.78%, 5/10/58 (b)		18,753	2,343,495
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 0.00%, 11/15/30 (a)(b)		128,052	50,324
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.29%, 3/10/47 (b)		33,101	2,185,166
Series 2016-P3, Class XA, 1.64%, 4/15/49 (b)		20,586	2,458,815
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.85%, 2/10/47 (b)		35,086	1,298,887
Commercial Mortgage Trust:
Series 2013-CR7, Class XA, 1.47%, 3/10/46 (b)		7,564	468,702
Series 2014-CR15, Class XA, 1.31%, 2/10/47 (b)		51,377	2,688,107
Series 2014-TWC, Class XCP, 1.43%, 2/13/32 (a)(b)		52,000	409,204
Series 2014-UBS5, Class XB2, 0.74%, 9/10/47 (a)(b)		12,675	698,139
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)		66,563	4,353,754
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class XA, 0.40%, 11/15/37 (a)(b)		67,585	1,554,461

See Notes to Financial Statements.

76	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.06%, 11/15/48 (b)	USD	17,565	$1,197,402
Series 2016-C6, Class XA, 1.82%, 1/15/49 (b)		13,592	1,690,160
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	3,886,740
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		39,540	846,223
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.17%, 4/10/47 (b)		1,134	69,687
Series 2014-GC22, Class XA, 1.06%, 6/10/47 (b)		16,703	977,090
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.33%, 4/15/47 (a)(b)		80,982	2,098,802
Series 2014-C19, Class XA, 1.17%, 12/15/47 (b)		58,593	3,574,801
Series 2015-C26, Class XA, 1.13%, 10/15/48 (b)		44,174	3,319,369
Series 2015-C26, Class XD, 1.35%, 10/15/48 (a)(b)		12,675	1,361,422
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class XD, 1.70%, 3/15/49 (a)(b)		13,600	1,604,528
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29 (a)(b)		121,745	928,914
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.19%, 9/15/57 (b)		40,324	2,760,392
Series 2016-C33, Class XA, 1.82%, 3/15/59 (b)		36,999	4,431,217
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.88%, 6/15/46 (b)		41,287	1,720,516
Series 2013-C15, Class XA, 0.72%, 8/15/46 (b)		22,805	607,357
Series 2013-C17, Class XA, 1.54%, 12/15/46 (b)		50,572	3,191,766
Series 2013-UBS1, Class XA, 1.10%, 3/15/46 (b)		93,416	4,043,634
Series 2014-C20, Class XB, 0.57%, 5/15/47 (b)		57,079	2,418,802
Series 2014-LC14, Class XA, 1.40%, 3/15/47 (b)		64,209	4,272,541

			72,418,676
Total Non-Agency Mortgage-Backed Securities — 10.3%			1,386,264,373

Other Interests (n)		Beneficial Interest (000)
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow (c)(i)		450	—
Total Other Interests — 0.0%			—

Participation Notes (c)		Shares	Value
Beverages — 0.0%
Deutsche Bank AG (Kweichow Mountai Co. Ltd., Class A), due 5/22/26		55,177	$2,596,345
Textiles, Apparel & Luxury Goods — 0.1%
Deutsche Bank AG (Heilan Home Co. Ltd., Class A), due 12/17/25		2,580,809	4,599,309
Transportation Infrastructure — 0.0%
Deutsche Bank AG (Shanghai International Airport & Co., Ltd., Class A), due 1/19/17		635,000	2,660,225
Total Participation Notes — 0.1%			9,855,879

Preferred Securities		Par (000)
Capital Trusts
Banks — 3.2%
ABN AMRO Bank NV, 5.75% (b)(j)	EUR	5,500	5,972,246
Australia & New Zealand Banking Group Ltd.:
6.75% (a)(b)(j)	USD	10,337	11,234,665
4.40%, 5/19/26		766	810,351
Banco Bilbao Vizcaya Argentaria SA:
6.75% (b)(j)	EUR	4,000	4,058,718
7.00% (b)(j)		4,400	4,450,658
8.88% (b)(j)		1,400	1,631,886
9.00% (b)(j)	USD	1,000	1,032,500
Banco de Bogota SA, 6.25%, 5/12/26 (a)		6,512	6,870,160
Banco Popular Espanol SA:
8.25% (b)(j)	EUR	4,000	4,069,540
11.50% (b)(j)		2,200	2,570,295
Banco Santander SA, 6.25% (b)(j)		5,400	5,374,342
Bank of America Corp.:
6.25% (b)(j)	USD	7,935	8,311,913
6.30% (b)(j)		22,350	24,354,504
Bank of East Asia Ltd., 5.50% (b)(j)		3,500	3,522,305
Bank of Ireland, 7.38% (b)(j)	EUR	3,840	4,164,347
Barclays PLC, 8.25% (b)(j)	USD	25,000	25,437,500
BNP Paribas SA:
6.13% (b)(j)	EUR	4,148	4,625,893
7.20% (b)(j)	USD	2,000	2,214,750
7.38% (a)(b)(j)		2,030	2,070,600
7.63% (a)(b)(j)		37,067	38,512,613
Citigroup, Inc.:
6.25% (b)(j)		24,725	26,641,187
6.30% (b)(j)		10,000	10,250,000
Citizens Financial Group, Inc., 5.50% (b)(j)		5,500	5,417,500
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 5.50% (b)(j)	EUR	4,960	5,462,128
Cooperatieve Rabobank UA, 6.63% (b)(j)		3,400	3,949,025
Credit Agricole SA:
6.50% (b)(j)		5,670	6,286,794
8.13% (a)(b)(j)	USD	17,550	18,471,375
8.38% (a)(b)(j)		850	959,072
Danske Bank A/S, 5.88% (b)(j)	EUR	4,100	4,694,522
Dresdner Funding Trust I, 8.15%, 6/30/31 (a)	USD	150	176,843
HSBC Holdings PLC, 6.88% (b)(j)		34,050	35,071,500
Industrial & Commercial Bank of China Asia Ltd., 4.25% (b)(j)		3,750	3,751,541

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	77

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Banks (continued)
Intesa Sanpaolo SpA:
7.00% (b)(j)	EUR	4,750	$5,184,507
7.70% (a)(b)(j)	USD	3,267	2,964,803
JPMorgan Chase & Co.:
5.00% (b)(j)		3,687	3,650,130
5.30% (b)(j)		20,000	20,590,000
6.13% (b)(j)		700	745,500
JPMorgan Chase Capital XXI, 1.59%, 1/15/87 (b)		22,175	17,656,844
JPMorgan Chase Capital XXIII, 1.63%, 5/15/77 (b)		5,125	3,933,437
KBC Groep NV, 5.63% (b)(j)	EUR	4,241	4,608,226
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)	USD	3,000	3,172,632
Nordea Bank AB, 5.50% (a)(b)(j)		3,140	3,112,525
Royal Bank of Scotland Group PLC:
6.99% (a)(b)(j)		300	331,950
7.64% (b)(j)		400	382,000
7.65% (b)(j)		500	586,250
8.00% (b)(j)		14,996	14,902,275
Skandinaviska Enskilda Banken AB, 5.75% (b)(j)		6,800	6,681,014
Société Générale SA:
8.00% (a)(b)(j)		18,925	18,688,437
8.25% (b)(j)		15,010	15,272,675
Swedbank AB, 5.50% (b)(j)		5,000	4,993,750
Wells Fargo & Co., 5.90% (b)(j)		17,019	18,146,509

			428,024,737
Capital Markets — 1.3%
ALM XIX Ltd., 0.00%, 7/15/28 (m)		2,800	2,800,000
Bank of New York Mellon Corp.:
4.50% (b)(j)		15,003	14,708,191
4.63% (b)(j)		21,800	21,745,500
Credit Suisse Group AG:
6.25% (a)(b)(j)		30,229	29,209,074
7.50% (a)(b)(j)		11,290	11,685,150
Goldman Sachs Capital I, 6.35%, 2/15/34		275	332,831
Goldman Sachs Group, Inc.:
5.30% (b)(j)		4,315	4,374,331
5.38% (b)(j)		25,320	25,707,523
Morgan Stanley:
5.45% (b)(j)		4,550	4,470,375
5.55% (b)(j)		15,112	15,300,900
State Street Capital Trust IV, 1.65%, 6/15/37 (b)		30,396	26,140,560
State Street Corp., 5.25% (b)(j)		10,450	10,972,500
UBS Group AG:
5.75% (b)(j)	EUR	2,984	3,444,552
6.88% (b)(j)	USD	479	485,898
7.00% (b)(j)		946	994,483
7.13% (b)(j)		2,900	2,974,385

			175,346,253
Construction & Engineering — 0.0%
CCCI Treasure Ltd., 3.50% (b)(j)		4,000	4,081,304
CRCC Yupeng Ltd., 3.95% (b)(j)		1,000	1,035,274

			5,116,578
Containers & Packaging — 0.0%
Rexam PLC, 6.75%, 6/29/67 (b)	EUR	950	1,062,148
Diversified Financial Services — 0.1%
HBOS Capital Funding LP, 6.85% (j)	USD	1,830	1,843,725
ING Groep NV:
6.00% (b)(j)		1,500	1,481,250

Preferred Securities		Par (000)	Value
Diversified Financial Services (continued)
6.50% (b)(j)	USD	3,070	$2,935,687
Voya Financial, Inc., 5.65%, 5/15/53 (b)		500	482,500

			6,743,162
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
6.13% (b)(j)	EUR	563	675,858
7.00%, 3/28/73 (a)(b)	USD	200	217,500
Orange SA:
4.00% (b)(j)	EUR	1,017	1,210,740
5.00% (b)(j)		509	621,134
5.75% (j)		100	141,642

			2,866,874
Electric Utilities — 0.1%
AusNet Services Holdings Pty. Ltd, 5.75%, 3/17/76 (b)	USD	3,100	3,365,593
Enel SpA:
8.75%, 9/24/73 (a)(b)		800	927,000
6.50%, 1/10/74 (b)	EUR	1,016	1,238,124
Gas Natural Fenosa Finance BV, 4.13% (b)(j)		1,400	1,593,100

			7,123,817
Independent Power and Renewable Electricity Producers — 0.0%
SMC Global Power Holdings Corp., 7.50%, 11/07/19 (b)	USD	240	255,069
Industrial Conglomerates — 0.0%
General Electric Co., 5.00% (b)(j)		4,152	4,473,780
Insurance — 0.9%
Allstate Corp., 6.50%, 5/15/67 (b)		2,300	2,553,000
Assicurazioni Generali SpA, 6.42% (b)(j)	GBP	400	524,087
AXA SA, 6.38% (a)(b)(j)	USD	8,000	8,726,800
China Life Insurance Co. Ltd, 4.00%, 7/03/75 (b)		1,000	1,015,250
Chubb Corp., 6.38%, 4/15/67 (b)		430	387,129
Dai-ichi Life Insurance Co. Ltd., 4.00% (a)(b)(j)		35,144	35,492,047
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)		14,590	15,857,302
Generali Finance BV, 4.60% (b)(j)	EUR	315	337,720
Genworth Holdings, Inc., 6.15%, 11/15/66 (b)	USD	4,100	1,312,000
Liberty Mutual Group, Inc.:
7.00%, 3/15/87 (a)(b)		2,150	1,881,250
7.80%, 3/15/87 (a)		11,425	12,710,313
Nationwide Financial Services, Inc., 6.75%, 5/15/67		900	931,500
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		11,886	11,722,567
Prudential Financial, Inc., 5.38%, 5/15/45 (b)		750	779,063
XLIT Ltd.:
6.50% (b)(j)		35,285	24,346,650
4.45%, 3/31/25		750	760,704

			119,337,382
Media — 0.0%
AMC Entertainment, Inc., 5.75%, 6/15/25		500	500,000
NBCUniversal Enterprise, Inc., 5.25% (a)(j)		146	153,373

			653,373
Metals & Mining — 0.0%
BHP Billiton Finance Ltd., 4.75%, 4/22/76 (b)	EUR	700	842,473
Oil, Gas & Consumable Fuels — 0.3%
DCP Midstream LLC, 5.85%, 5/21/43 (a)(b)	USD	175	132,125
Enterprise Products Operating LLC, 8.38%, 8/01/66 (b)		20,731	19,150,261

See Notes to Financial Statements.

78	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Noble Group Ltd., 6.00% (j)	USD	2,950	$1,784,750
Repsol International Finance BV, 4.50%, 3/25/75 (b)	EUR	225	218,734
TOTAL SA, 3.88% (b)(j)		906	1,060,520
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)	USD	13,076	9,815,238

			32,161,628
Transportation Infrastructure — 0.0%
Royal Capital BV:
5.50% (b)(j)		1,000	1,035,385
6.25% (b)(j)		2,150	2,250,085

			3,285,470
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
4.20% (b)(j)	EUR	2,600	2,961,317
6.50% (b)(j)		500	598,108

			3,559,425
Total Capital Trusts — 5.9%			790,852,169

Preferred Stocks		Shares
Banks — 0.0%
Santander Finance Preferred SAU, 4.00% (j)		82,000	1,972,100
Capital Markets — 0.1%
State Street Corp., 5.35% (j)		355,660	9,841,112
Electric Utilities — 0.0%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,579,580
Entergy Texas, Inc., 5.63%, 6/01/64		161,800	4,397,724

			6,977,304
Insurance — 0.1%
Allstate Corp., 5.10%, 1/15/53		467,259	13,045,871
Machinery — 0.0%
Stanley Black & Decker, Inc., 6.25%, 11/17/16 (l)		11,108	1,399,719
Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 4.44% (a)(j)		5,000	6,225,000
Public Storage, 5.20% (j)		60,000	1,565,400
Suntrust Real Estate Investment Corp., 50.00% (a)(j)		15	1,644,830

			9,435,230
Total Preferred Stocks — 0.3%			42,671,336

Trust Preferreds
Diversified Financial Services — 0.1%
GMAC Capital Trust I, Series 2, 6.41%, 2/15/40 (b)		182,724	4,644,844
Total Preferred Securities — 6.3%			838,168,349

Taxable Municipal Bonds		Par (000)
Catholic Health Initiatives, 4.35%, 11/01/42	USD	310	318,063
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	892,106
Massachusetts Institute of Technology, 4.68%, 7/01/14		340	419,394
Northwestern University, 3.69%, 12/01/38		400	447,313
President and Fellows of Harvard College, 3.62%, 10/01/37		290	321,707

Taxable Municipal Bonds		Par (000)	Value
Princeton University, 5.70%, 3/01/39	USD	150	$217,722
Total Taxable Municipal Bonds — 0.0%			2,616,305

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac, Series 4390, Class CA, 3.50%, 6/15/50		1,493	1,594,217
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.14%, 10/25/28 (b)		3,295	3,417,718
Series 2016-DNA3, Class M3, 5.49%, 12/25/28 (b)		7,730	8,158,450
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		4,434	4,653,181

			17,823,566
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series KJ05, Class A2, 2.16%, 10/25/21		1,316	1,349,150
Series KP03, Class A2, 1.78%, 7/25/19		5,084	5,148,792

			6,497,942
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.30%, 1/25/22 (b)		3,126	268,654
Freddie Mac:
Series K049, Class X3, 1.55%, 10/25/43 (b)		4,700	484,673
Series K55, Class XI, 1.37%, 3/25/26		76,159	7,926,381
Series K714, Class X1, 0.71%, 10/25/20 (b)		57,869	1,422,671
Series KW01, Class XI, 0.98%, 1/25/26		5,491	379,398

			10,481,777
Mortgage-Backed Securities — 0.7%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		1,616	1,698,062
4.00%, 5/01/27		2,283	2,432,670
2.50%, 12/01/27-7/01/30		17,205	17,897,295
3.00%, 9/01/28-3/01/31		18,133	19,140,989
3.50%, 4/01/29-8/01/30		8,764	9,384,352
Freddie Mac Mortgage-Backed Securities:
1.05%, 4/26/18-4/27/18		11,705	11,706,055
1.00%, 4/27/18		5,905	5,907,244
1.30%, 4/29/19		2,025	2,026,966
1.29%, 5/03/19		10,300	10,299,856
4.00%, 7/01/26		648	690,187
2.50%, 5/01/30		3,602	3,746,045
3.50%, 6/01/35		3,934	4,190,031
2.97%, 11/01/45 (b)		7,392	7,677,556

			96,797,308
Total U.S. Government Sponsored Agency Securities — 1.0%			131,600,593

U.S. Treasury Obligations — 0.0%
U.S. Treasury Inflation Indexed Bonds, 0.63%, 1/15/26		3,033	3,204,389
Total Long-Term Investments (Cost — $12,114,667,475) — 92.9%			12,433,031,822

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	79

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Short-Term Securities	Shares		Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (k)(o)		882,296,920	$882,296,920
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.61% (k)(o)(p)	USD	280,400	280,399,773
Total Short-Term Securities (Cost — $1,162,696,693) — 8.7%			1,162,696,693

Options Purchased	Value
(Cost — $9,666,609) — 0.1%	$ 10,670,961
Total Investments (Cost — $13,287,030,777) — 101.7%	13,606,399,476
Liabilities in Excess of Other Assets — (1.7)%	(223,712,156)

Net Assets — 100.0%	$13,382,687,320

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(e)	Security, or a portion of security, is on loan.

(f)	During the year ended July 31, 2016, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at July 31, 2015	Shares Purchased	Shares Sold	Shares Held at July 31, 2016	Value at July 31, 2016	Income
Japan Senior Living Investment Corp.	4,562	—	—	4,562	$6,870,289	$101,576

(g)	Restricted security as to resale, excluding 144A securities. As of year end, the Fund held a restricted security with a current value of $8,213 and an original cost of $8,213 which was less than 0.05% of its net assets.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Issuer filed for bankruptcy and/or is in default of interest payments.

(j)	Perpetual security with no stated maturity date.

(k)	During the year ended July 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest/ Par Value Held at July 31, 2015	Shares/ Beneficial Interest/ Par Value Purchased		Shares/ Beneficial Interest/ Par Value Sold		Shares/ Beneficial Interest/ Par Value Held at July 31, 2016	Value at July 31, 2016	Income		Realized Gain (Loss)
BlackRock, Inc.	6,319	—		6,319		—	—	$13,775		$(112,411)
BlackRock Liquidity Funds, TempFund, Institutional Class	305,905,303	576,391,617	[1]	—		882,296,920	$882,296,920	1,861,093		16,430
BlackRock Liquidity Series, LLC, Money Market Series	$583,954,301	—		$303,554,528	[2]	$280,399,773	280,399,773	4,327,382	[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	5,882,712	6,838,113		9,620,862		3,099,963	264,767,840	27,745,910		(60,167,642)
iShares iBoxx $ Investment Grade Corporate Bond ETF	399,514	—		399,514		—	—	1,059,551		997,837
iShares U.S. Preferred Stock ETF	1,739,167	—		1,739,167		—	—	1,461,961		(1,001,308)
PNC Bank N.A.	$5,760,000			$3,940,000		$1,820,000	1,862,852	50,691		(39,090)
PNC Funding Corp.	$1,760,000	—		$500,000		$1,260,000	1,372,471	39,696		(4,443)
Total							$1,430,699,856	$36,560,059		$(60,310,627)

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(l)	Convertible security.

(m)	Zero-coupon bond.

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Current yield as of period end.

See Notes to Financial Statements.

80	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(3,480)	Euro Currency	September 2016	USD	487,265,250	$4,839,652
60	Euro STOXX 50 Index	September 2016	USD	2,001,006	103,050
(9,923)	Euro STOXX 50 Index	September 2016	USD	330,933,076	(19,154,050)
(30)	Euro-Bobl	September 2016	USD	4,483,314	(36,136)
364	FTSE 100 Index	September 2016	USD	32,163,139	33,347
(3,679)	GBP Currency	September 2016	USD	304,598,206	27,724,574
(4,301)	S&P 500 E-Mini Index	September 2016	USD	466,271,410	(20,445,354)
560	U.S. Treasury Notes (2 Year)	September 2016	USD	122,640,000	222,494
(32)	U.S. Treasury Notes (2 Year)	September 2016	USD	7,008,000	(17,384)
11	U.S. Treasury Notes (5 Year)	September 2016	USD	1,342,172	1,705
(879)	U.S. Treasury Notes (5 Year)	September 2016	USD	107,251,734	(473,943)
(2,565)	U.S. Treasury Notes (10 Year)	September 2016	USD	341,265,234	(7,372,185)
1,262	U.S. Treasury Bonds (30 Year)	September 2016	USD	220,140,125	(1,831,652)
(263)	U.S. Ultra Treasury Bonds	September 2016	USD	50,109,719	(1,453,523)
(23)	U.S. Ultra Treasury Notes (10 Year)	September 2016	USD	3,362,672	(71,551)
Total					$(17,930,956)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	503,328	EUR	453,000	Morgan Stanley & Co. International PLC	8/03/16	$(3,227)
EUR	5,706,540	USD	6,459,204	Royal Bank of Scotland PLC	8/12/16	(75,765)
USD	6,521,342	EUR	5,706,540	Royal Bank of Scotland PLC	8/12/16	137,902
EUR	2,821,340	USD	3,170,128	Citibank N.A.	8/16/16	(13,632)
USD	6,460,026	EUR	5,706,540	Royal Bank of Scotland PLC	8/16/16	75,587
EUR	305,000	USD	336,257	Barclays Bank PLC	8/22/16	5,055
EUR	280,000	USD	308,232	Deutsche Bank AG	8/22/16	5,104
USD	363,430	EUR	330,000	Bank of New York Mellon	8/22/16	(5,858)
USD	318,815	EUR	290,000	Bank of New York Mellon	8/22/16	(5,711)
USD	549,745	EUR	495,000	Bank of New York Mellon	8/22/16	(4,188)
USD	1,263,034	EUR	1,150,000	Barclays Bank PLC	8/22/16	(23,881)
USD	3,851,960	EUR	3,500,000	Citibank N.A.	8/22/16	(64,737)
USD	4,534,282	EUR	4,060,000	Citibank N.A.	8/22/16	(3,922)
USD	162,064,441	EUR	145,180,000	Deutsche Bank AG	8/22/16	(400,169)
USD	93,155,239	EUR	83,450,000	Deutsche Bank AG	8/22/16	(230,019)
USD	892,107	EUR	800,000	HSBC Bank PLC	8/22/16	(3,138)
USD	527,341	EUR	480,000	JPMorgan Chase Bank N.A.	8/22/16	(9,807)
USD	301,624	EUR	270,000	JPMorgan Chase Bank N.A.	8/22/16	(178)
USD	442,818	EUR	400,000	UBS AG	8/22/16	(4,805)
USD	231,541	EUR	210,000	UBS AG	8/22/16	(3,460)
USD	820,375	GBP	620,000	Barclays Bank PLC	8/22/16	3,045

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	81

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	36,949,224	GBP	27,600,000	Citibank N.A.	8/22/16	$407,853
USD	503,302	EUR	452,000	Royal Bank of Scotland PLC	9/06/16	(2,267)
CNH	2,780,125	USD	415,050	HSBC Bank PLC	9/08/16	3,757
CNH	15,813,391	USD	2,386,653	JPMorgan Chase Bank N.A.	9/08/16	(4,475)
CNH	4,680,690	USD	697,435	Standard Chartered Bank	9/08/16	7,679
EUR	737,162	USD	820,501	BNP Paribas S.A.	9/08/16	5,056
SGD	2,009,733	USD	1,495,712	Citibank N.A.	9/08/16	2,819
SGD	1,005,778	USD	744,798	Standard Chartered Bank	9/08/16	5,147
USD	24,721,125	CNH	163,707,271	Citibank N.A.	9/08/16	59,754
USD	411,297	CNH	2,759,435	JPMorgan Chase Bank N.A.	9/08/16	(4,393)
USD	333,815	CNH	2,200,309	JPMorgan Chase Bank N.A.	9/08/16	2,354
USD	654,629	CNH	4,390,005	Standard Chartered Bank	9/08/16	(6,695)
USD	1,680,371	EUR	1,473,578	Citibank N.A.	9/08/16	30,093
USD	4,828,595	EUR	4,324,155	Standard Chartered Bank	9/08/16	(14,079)
USD	67,086	EUR	58,788	Standard Chartered Bank	9/08/16	1,249
USD	4,358,003	SGD	6,025,902	Citibank N.A.	9/08/16	(135,133)
MXN	35,526,591	USD	1,890,411	Citibank N.A.	9/29/16	(8,332)
MXN	56,625,809	USD	3,007,252	Deutsche Bank AG	9/29/16	(7,408)
USD	12,013,476	MXN	230,627,500	Citibank N.A.	9/29/16	(204,388)
ARS	19,038,462	USD	1,236,264	BNP Paribas S.A.	9/30/16	(18,621)
ARS	8,538,462	USD	549,451	BNP Paribas S.A.	9/30/16	(3,356)
ARS	10,748,626	USD	686,813	Royal Bank of Scotland PLC	9/30/16	637
Total						$(508,553)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	9/16/16	USD	2,200.00	3,929	$6,797,170
S&P 500 Index	Call	9/16/16	USD	2,225.00	1,000	835,000
S&P 500 Index	Call	12/16/16	USD	2,250.00	1,000	2,825,000
Total						$10,457,170

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
QUALCOMM, Inc.	Put	Jefferies LLC	9/06/16	USD	56.50	5,742	$200,947
eBay, Inc.	Put	Morgan Stanley & Co. LLC	9/07/16	USD	24.80	4,615	12,844
Total							$213,791

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
iTraxx Europe Crossover Series 25 Version 1	5.00%	6/20/21	EUR	4,550	$(136,355)

See Notes to Financial Statements.

82	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	B+	USD	112,791	$1,038,623

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	840	$5,756	$20,129	$(14,373)
Australia & New Zealand Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(141,412)	(23,942)	(117,470)
Total						$(135,656)	$(3,813)	$(131,843)

OTC Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
CMBX.NA Series 7 BBB-	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	21,250	$(1,467,731)	$(898,870)	$(568,861)
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	25,100	(1,733,649)	(3,251,073)	1,517,424
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	15,000	(1,036,045)	(2,447,835)	1,411,790
CMBX.NA Series 7 BBB-	3.00%	Credit Suisse International	1/17/47	BBB-	USD	4,500	(310,813)	(230,158)	(80,655)
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	Not Rated	USD	9,900	(1,477,384)	(1,097,876)	(379,508)
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	25,000	(3,730,768)	(3,790,155)	59,387
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	20,000	(2,982,948)	(2,999,641)	16,693
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	18,000	(2,686,154)	(2,739,550)	53,396
CMBX.NA Series 8 BBB-	3.00%	Morgan Stanley Capital Services LLC	10/17/57	Not Rated	USD	8,000	(1,193,846)	(1,212,850)	19,004
CMBX.NA Series 9 BBB-	3.00%	Goldman Sachs International	9/17/58	Not Rated	USD	10,000	(1,676,160)	(1,679,293)	3,133
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	20,000	(3,355,645)	(3,429,509)	73,864
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	15,000	(2,515,484)	(2,556,287)	40,803
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	15,000	(2,515,483)	(2,518,197)	2,714
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	18,000	(3,020,080)	(3,109,286)	89,206
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	8,000	(1,342,258)	(1,371,804)	29,546
CMBX.NA Series 9 BBB-	3.00%	Morgan Stanley Capital Services LLC	9/17/58	Not Rated	USD	2,900	(486,569)	(500,941)	14,372
CMBX.NA Series 9 BBB-	3.00%	UBS AG	9/17/58	Not Rated	USD	9,200	(1,543,597)	(2,735,743)	1,192,146
CMBX.NA Series 9 BBB-	3.00%	UBS AG	9/17/58	Not Rated	USD	4,000	(671,129)	(1,191,575)	520,446
Total							$(33,745,743)	$(37,760,643)	$4,014,900

[1]	Using S&P’s rating of the underlying securities of the index.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	83

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	$136,397	$32,564,226	$224,199	—	$32,924,822
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	753,091	—	—	753,091
Options purchased	Investments at value — unaffiliated[2]	—	—	10,670,961	—	—	—	10,670,961
Swaps — centrally cleared	Net unrealized appreciation[1]	—	$1,038,623	—	—	—	—	1,038,623
Swaps — OTC	Unrealized appreciation on OTC swaps; Swap premiums paid	—	5,064,053	—	—	—	—	5,064,053
Total		—	$6,102,676	$10,807,358	$33,317,317	$224,199	—	$50,451,550

Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	$39,599,404	—	$11,256,374	—	$50,855,778
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	$1,261,644	—	—	1,261,644
Swaps — centrally cleared	Net unrealized depreciation[1]	—	$136,355	—	—	—	—	136,355
Swaps — OTC	Unrealized depreciation on OTC swaps; Swap premiums received	—	38,945,452	—	—	—	—	38,945,452
Total		—	$39,081,807	$39,599,404	$1,261,644	$11,256,374	—	$91,199,229

[1]

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

[2]	Includes options purchased at value as reported in the Schedule of Investments.

For the year end July 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	$(10,521,967)	$1,966,147	$(8,066,845)	—	$(16,622,665)
Foreign currency transactions	—	—	—	6,701,860	—	—	6,701,860
Options purchased[1]	—	—	(22,895,248)	—	(1,717)	—	(22,896,965)
Swaps	—	$(827,780)	—	—	(125,069)	—	(952,849)

Total	—	$(827,780)	$(33,417,215)	$8,668,007	$(8,193,631)	—	$(33,770,619)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	$(27,937,638)	$26,669,188	$(14,334,695)	—	$(15,603,145)
Foreign currency translations	—	—	—	(2,748,981)	—	—	(2,748,981)
Options purchased[2]	—	—	11,489,491	—	28,594	—	11,518,085
Swaps	—	$4,145,493	—	—	99,162	—	4,244,655

Total	—	$4,145,493	$(16,448,147)	$23,920,207	$(14,206,939)	—	$(2,589,386)

[1]	Options purchased are included in net realized gain (loss) from investments.

[2]	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

See Notes to Financial Statements.

84	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$612,973,988
Average notional value of contracts — short	$1,516,770,351
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$461,216,756
Average amounts sold — in USD	$25,635,391
Options:
Average value of option contracts purchased	$3,106,490
Credit default swaps:
Average notional value — buy protection	$28,267,892
Average notional value — sell protection	$314,502,937

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) are as follows:

	Assets		Liabilities
Derivative Financial Instruments:
Futures contracts	$4,298,004		$10,664,154
Forward foreign currency exchange contracts	753,091		1,261,644
Options	10,670,961	[1]	—
Swaps — Centrally cleared	—		204,870
Swaps — OTC[2]	5,064,053		38,945,452

Total derivative assets and liabilities in the Statements of Assets and Liabilities	$20,786,109		$51,076,120
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(14,755,174)		(10,869,024)

Total derivative assets and liabilities subject to an MNA	$6,030,935		$40,207,096

1 Includes options purchased at value which is included in Investments at value - unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.

2 Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$8,100	$(8,100)	—	—	—
BNP Paribas S.A.	5,056	(5,056)	—	—	—
Citibank N.A.	500,519	(430,144)	—	—	$70,375
Credit Suisse International	2,929,214	(2,929,214)	—	—	—
Deutsche Bank AG	5,104	(5,104)	—	—	—
Goldman Sachs International	3,133	(3,133)	—	—	—
HSBC Bank PLC	3,757	(3,138)	—	—	619
Jefferies LLC	200,947	—	—	—	200,947
JPMorgan Chase Bank N.A.	2,354	(2,354)	—	—	—
Morgan Stanley & Co. LLC	12,844	—	—	—	12,844
Morgan Stanley Capital Services LLC	419,114	(419,114)	—	—	—
Royal Bank of Scotland PLC	214,126	(78,032)	—	—	136,094
Standard Chartered Bank	14,075	(14,075)	—	—	—
UBS AG	1,712,592	(1,712,592)	—	—	—

Total	$6,030,935	$(5,610,056)	—	—	$420,879

1 The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

2 Net amount represents the net amount receivable from the counterparty in the event of default.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	85

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[1]	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[2,3]
Bank of New York Mellon	$15,757	—	—	—	$15,757
Barclays Bank PLC	3,110,408	$(8,100)	—	$(2,900,000)	202,308
BNP Paribas S.A.	21,977	(5,056)	—	—	16,921
Citibank N.A.	430,144	(430,144)	—	—	—
Credit Suisse International	6,009,721	(2,929,214)	—	(2,740,000)	340,507
Deutsche Bank AG	637,596	(5,104)	—	—	632,492
Goldman Sachs International	1,679,293	(3,133)	—	—	1,676,160
HSBC Bank PLC	3,138	(3,138)	—	—	—
JPMorgan Chase Bank N.A.	18,853	(2,354)	—	—	16,499
Morgan Stanley & Co. International PLC	3,227	—	—	—	3,227
Morgan Stanley Capital Services LLC	24,242,593	(419,114)	—	—	23,823,479
Royal Bank of Scotland PLC	78,032	(78,032)	—	—	—
Standard Chartered Bank	20,774	(14,075)	—	—	6,699
UBS AG	3,935,583	(1,712,592)	—	(2,140,000)	82,991

Total	$40,207,096	$(5,610,056)	—	$(7,780,000)	$26,817,040

1 The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

2 Net amount represents the net amount payable due to the counterparty in the event of default.

3 Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,059,973,252	$210,376,148	$1,270,349,400
Common Stocks[1]	$1,050,828,350	1,266,369,341	8,213	2,317,205,904
Corporate Bonds[1]	—	2,979,672,192	—	2,979,672,192
Equity-Linked Notes[1]	—	1,731,031,070	15,493,102	1,746,524,172
Floating Rate Loan Interests[1]	—	826,690,672	65,392,264	892,082,936
Foreign Agency Obligations	—	137,464,854	—	137,464,854
Foreign Government Obligations	—	278,084,387	—	278,084,387
Investment Companies	439,938,089	—	—	439,938,089
Non-Agency Mortgage-Backed Securities	—	1,275,641,934	110,622,439	1,386,264,373
Participation Notes[1]	—	9,855,879	—	9,855,879
Preferred Securities[1]	39,446,350	797,077,169	1,644,830	838,168,349
U.S. Government Sponsored Agency Securities	—	131,600,593	—	131,600,593
Taxable Municipal Bonds	—	2,616,305	—	2,616,305
U.S. Treasury Obligations	—	3,204,389	—	3,204,389
Options Purchased:
Equity contracts	10,457,170	213,791	—	10,670,961
Short-Term Securities	882,296,920	280,399,773	—	1,162,696,693

Total	$2,422,966,879	$10,779,895,601	$403,536,996	$13,606,399,476

1 See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

86	BLACKROCK FUNDS II	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$6,082,547	—	$6,082,547
Equity contracts	$136,397	—	—	136,397
Foreign currency exchange contracts	32,564,226	753,091	—	33,317,317
Interest rate contracts	224,199	—	—	224,199
Liabilities:
Credit contracts	—	(1,297,222)	—	(1,297,222)
Equity contracts	(39,599,404)	—	—	(39,599,404)
Foreign currency exchange contracts	—	(1,261,644)	—	(1,261,644)
Interest rate contracts	(11,256,374)	—	—	(11,256,374)

Total	$(17,930,956)	$4,276,772	—	$(13,654,184)

[1] Derivative financial instruments are swaps, futures contracts and forwards foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$43,493,286	—	—	$43,493,286
Cash pledged:
Centrally cleared swaps	6,452,000	—	—	6,452,000
Collateral — OTC derivatives	7,780,000	—	—	7,780,000
Futures contracts	86,446,391	—	—	86,446,391
Foreign currency at value	33,154,680	—	—	33,154,680
Liabilities:
Collateral on securities loaned at value	—	$(280,399,773)	—	(280,399,773)

Total	$177,326,357	$(280,399,773)	—	$(103,073,416)

During the year ended July 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2015	$202,515,672	$976,332	—	$62,156,053	$105,836,884	$1,833,459	$373,318,400
Transfers into Level 3	—	—	—	2,706,674	10,600,464	—	13,307,138
Transfers out of Level 3	(98,253,897)	—	—	(4,038,902)	(69,475,318)	—	(171,768,117)
Other[1]	(7,568,800)	—	—	—	7,568,800	—	—
Accrued discounts/premiums	182,038	—	—	(61,770)	221,004	—	341,272
Net realized gain (loss)	(316,006)	(626,933)	—	(909,174)	(416,852)	—	(2,268,965)
Net change in unrealized appreciation
(depreciation)[2,3]	(274,273)	1,539,301	$133,221	(487,153)	(1,480,828)	(188,629)	(758,361)
Purchases	163,134,583	8,213	15,359,881	29,275,938	88,951,043	—	296,729,658
Sales	(49,043,169)	(1,888,700)	—	(23,249,402)	(31,182,758)	—	(105,364,029)

Closing Balance, as of July 31, 2016	$210,376,148	$8,213	$15,493,102	$65,392,264	$110,622,439	$1,644,830	$403,536,996

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016[3]	$(152,639)	—	$133,221	$(622,590)	$(1,266,068)	$(188,629)	$(2,096,705)

[1]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[2]	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	87

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.

88	BLACKROCK FUNDS II	JULY 31, 2016

Statements of Assets and Liabilities

July 31, 2016	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Assets
Investments at value — unaffiliated[1,2]	$218,698,377	$12,168,829,331
Investments at value — affiliated[3]	24,533,693	1,437,570,145
Cash	—	43,493,286
Cash pledged:
Collateral — OTC derivatives	—	7,780,000
Futures contracts	1,182,740	86,446,391
Centrally cleared swaps	12,000	6,452,000
Foreign currency at value[4]	1,580,745	33,154,680
Receivables:
Investments sold	4,780,961	140,138,485
Securities lending income — affiliated	3,653	93,264
Swaps	1,655,323	25,808,403
Capital shares sold	677,852	49,875,758
Dividends — affiliated	3,206	371,723
Dividends — unaffiliated	268,751	11,416,054
Interest — affiliated	—	26,995
Interest — unaffiliated	1,273,776	70,176,381
From the Manager	29,592	2,728,723
Principal paydowns	174,248	197,754
Variation margin on futures contracts	69,881	4,298,004
Swap premiums paid	1,614	20,129
Unrealized appreciation on:
Forward foreign currency exchange contracts	20,984	753,091
OTC swaps	38,390	5,043,924
Prepaid expenses	5,143	353,302

Total assets	255,010,929	14,095,027,823

Liabilities
Bank overdraft	687,335	—
Collateral on securities loaned at value	7,520,514	280,399,773
Payables:
Investments purchased	10,158,883	316,198,683
Capital shares redeemed	3,697,440	41,975,848
Deferred foreign capital gain tax	—	682,981
Income dividends	621,003	9,641,919
Investment advisory fees	42,451	5,238,214
Officer’s and Trustees’ fees	3,320	14,778
Other accrued expenses	177,385	3,241,418
Other affiliates	8,319	368,951
Service and distribution fees	27,916	3,501,818
Variation margin on futures contracts	115,179	10,664,154
Variation margin on centrally cleared swaps	984	204,870
Swap premiums received	1,659,635	37,784,585
Unrealized depreciation on:
Forward foreign currency exchange contracts	24,455	1,261,644
OTC swaps	3,111	1,160,867

Total liabilities	24,747,930	712,340,503

Net Assets	$230,262,999	$13,382,687,320

Net Assets Consist of

Paid-in capital	$242,176,548	$13,829,847,781
Undistributed (distributions in excess of) net investment income	(898,660)	6,562,438
Accumulated net realized loss	(14,871,205)	(759,134,206)
Net unrealized appreciation (depreciation)	3,856,316	305,411,307

Net Assets	$230,262,999	$13,382,687,320

[1] Investments at cost — unaffiliated	$216,257,193	$11,858,716,766
[2] Securities loaned at value	$7,361,915	$274,626,795
[3] Investments at cost — affiliated	$23,945,205	$1,428,314,011
[4] Foreign currency at cost	$1,560,082	$32,639,866

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	89

Statements of Assets and Liabilities (concluded)

July 31, 2016	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Net Asset Value
Institutional
Net assets	$163,633,525	$5,902,427,979

Shares outstanding[1]	17,583,357	548,702,859

Net asset value	$9.31	$10.76

Investor A
Net assets	$41,642,270	$4,231,260,018

Shares outstanding[1]	4,472,760	393,781,627

Net asset value	$9.31	$10.75

Investor C
Net assets	$24,766,701	$3,248,999,323

Shares outstanding[1]	2,663,044	302,740,946

Net asset value	$9.30	$10.73

Class K
Net assets	$220,503	—

Shares outstanding[1]	23,683	—

Net asset value	$9.31	—

[1]	Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

90	BLACKROCK FUNDS II	JULY 31, 2016

Statements of Operations

Year Ended July 31, 2016	BlackRock Dynamic High Income Portfolio	BlackRock Multi-Asset Income Portfolio

Investment Income
Interest — unaffiliated	$13,393,401	$526,505,017
Interest — affiliated	—	90,387
Dividends — unaffiliated	1,769,804	113,293,330
Dividends — affiliated	898,601	32,243,866
Securities lending — affiliated — net	39,769	4,327,382
Foreign taxes withheld	(48,339)	(6,840,997)

Total income	16,053,236	669,618,985

Expenses
Investment advisory	1,782,459	62,950,970
Service and distribution — class specific	313,630	40,302,320
Professional	160,658	453,993
Transfer agent — class specific	157,327	9,693,664
Registration	134,487	652,234
Offering	94,373	—
Administration	89,120	4,165,229
Printing	59,735	289,765
Accounting services	59,245	1,750,000
Administration — class specific	41,869	2,445,418
Custodian	36,147	770,914
Officer and Trustees	21,833	191,531
Miscellaneous	139,098	851,946

Total expenses	3,089,981	124,517,984
Less:
Administration fees waived — class specific	(41,159)	(2,445,418)
Transfer agent fees waived — class specific	(1,043)	(91,938)
Transfer agent fees reimbursed — class specific	(109,379)	(9,474,662)
Fees waived by the Manager	(422,774)	(4,837,137)

Total expenses after fees waived and/or reimbursed	2,515,626	107,668,829

Net investment income	13,537,610	561,950,156

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(9,321,896)	(457,762,552)
Investments — affiliated	(389,964)	(60,310,627)
Payment by affiliate	—	11,315
Options written	12,151	—
Futures contracts	(3,608,824)	(16,622,665)
Swaps	123,394	(952,849)
Foreign currency transactions	(305,691)	4,019,916

	(13,490,830)	(531,617,462)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,175,285	252,418,137 [1]
Investments — affiliated	625,414	19,288,063
Futures contracts	276,245	(15,603,145)
Swaps	23,482	4,244,655
Foreign currency translations	16,681	(2,337,423)

	6,117,107	258,010,287

Net realized and unrealized loss	(7,373,723)	(273,607,175)

Net Increase in Net Assets Resulting from Operations	$6,163,887	$288,342,981

[1]	Net of $682,981 foreign capital gain tax.

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	91

Statements of Changes in Net Assets

	BlackRock Dynamic High Income Portfolio		BlackRock Multi-Asset Income Portfolio
	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015	Year Ended July 31,
Increase in Net Assets:			2016	2015

Operations
Net investment income	$13,537,610	$3,749,130	$561,950,156	$501,326,214
Net realized loss	(13,490,830)	(2,052,262)	(531,617,462)	(171,986,749)
Net change in unrealized appreciation (depreciation)	6,117,107	(2,260,791)	258,010,287	(176,403,700)

Net increase (decrease) in net assets resulting from operations	6,163,887	(563,923)	288,342,981	152,935,765

Distributions to Shareholders[2]
From net investment income:
Institutional	(10,559,475)	(3,150,855)	(275,891,459)	(250,706,050)
Investor A	(2,150,125)	(240,709)	(183,764,485)	(151,773,564)
Investor C	(1,378,893)	(189,332)	(127,880,886)	(117,217,424)
Class K	(4,953)	—	—	—
From net realized gain:
Institutional	—	—	—	(10,760,675)
Investor A	—	—	—	(6,758,911)
Investor C	—	—	—	(6,273,463)

Decrease in net assets resulting from distributions to shareholders	(14,093,446)	(3,580,896)	(587,536,830)	(543,490,087)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	75,672,321	166,665,056	1,588,090,996	3,914,038,986

Net Assets
Total increase in net assets	67,742,762	162,520,237	1,288,897,147	3,523,484,664
Beginning of period	162,520,237	—	12,093,790,173	8,570,305,509

End of period	$230,262,999	$162,520,237	$13,382,687,320	$12,093,790,173

Undistributed (distributions in excess of) net investment income, end of period	$(898,660)	$324,548	$6,562,438	$40,294,564

[1]	Commencement of operations.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

92	BLACKROCK FUNDS II	JULY 31, 2016

Financial Highlights	BlackRock Dynamic High Income Portfolio

	Institutional		Investor A
	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$9.92	$10.00	$9.92	$10.00

Net investment income[2]	0.60	0.49	0.58	0.50
Net realized and unrealized loss	(0.58)	(0.13)	(0.59)	(0.16)

Net increase (decrease) from investment operations	0.02	0.36	(0.01)	0.34

Distributions from net investment income[3]	(0.63)	(0.44)	(0.60)	(0.42)

Net asset value, end of period	$9.31	$9.92	$9.31	$9.92

Total Return[4]
Based on net asset value	0.51%	3.67%[5]	0.26%	3.48%[5]

Ratios to Average Net Assets
Total expenses[6]	1.33%	1.88%[7,8]	1.57%	1.63%[7,8]

Total expenses after fees waived and/or reimbursed[6]	1.05%	1.04%[7]	1.30%	1.27%[7]

Net investment income[6]	6.61%	6.52%[7]	6.35%	6.64%[7]

Supplemental Data
Net assets, end of period (000)	$163,634	$127,434	$41,642	$19,260

Portfolio turnover rate[9]	112%	43%	112%	43%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015
Investments in underlying funds	0.14%	0.18%

[7]	Annualized.

[8]

Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Institutional and Investor A Shares would have been 1.98% and 1.63%, respectively.

[9]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015
Portfolio turnover rate (including equity-linked notes)	221%	153%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	93

Financial Highlights (concluded)	BlackRock Dynamic High Income Portfolio

	Investor C		Class K
	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015	Period March 28, 2016[1] to July 31, 2016

Per Share Operating Performance
Net asset value, beginning of period	$9.91	$10.00	$8.87

Net investment income[2]	0.51	0.44	0.22
Net realized and unrealized gain (loss)	(0.59)	(0.16)	0.44

Net increase (decrease) from investment operations	(0.08)	0.28	0.66

Distributions from net investment income[3]	(0.53)	(0.37)	(0.22)

Net asset value, end of period	$9.30	$9.91	$9.31

Total Return[4]
Based on net asset value	(0.50)%	2.84%[5]	7.47%[5]

Ratios to Average Net Assets
Total expenses[6]	2.32%	2.35%[7,8]	1.38%[7]

Total expenses after fees waived and/or reimbursed[6]	2.05%	1.98%[7]	1.00%[7]

Net investment income[6]	5.58%	5.76%[7]	7.19%[7]

Supplemental Data
Net assets, end of period (000)	$24,767	$15,826	$221

Portfolio turnover rate[9]	112%	43%	112%[10]

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015
Investments in underlying funds	0.14%	0.18%

[7]	Annualized.

[8]	Organization and offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses for Investor C Shares would have been 2.35%.

[9]	Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31, 2016	Period November 3, 2014[1] to July 31, 2015
Portfolio turnover rate (including equity-linked notes)	221%	153%

[10]	Portfolio turnover is representative of the Fund for the entire year.

See Notes to Financial Statements.

94	BLACKROCK FUNDS II	JULY 31, 2016

Financial Highlights	BlackRock Multi-Asset Income Portfolio

	Institutional
	Year Ended July 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.05	$11.45	$11.03	$10.54	$10.13

Net investment income[1]	0.52	0.58	0.61	0.54	0.53
Net realized and unrealized gain (loss)	(0.26)	(0.36)	0.42	0.48	0.28

Net increase from investment operations	0.26	0.22	1.03	1.02	0.81

Distributions:[2]
From net investment income	(0.55)	(0.58)	(0.59)	(0.52)	(0.40)
From net realized gain	—	(0.04)	(0.02)	(0.01)	—

Total distributions	(0.55)	(0.62)	(0.61)	(0.53)	(0.40)

Net asset value, end of year	$10.76	$11.05	$11.45	$11.03	$10.54

Total Return[3]
Based on net asset value	2.49%	1.94%	9.52%	9.82%	8.22%

Ratios to Average Net Assets
Total expenses[4]	0.69%	0.68%	0.70%	0.77%	0.85%

Total expenses after fees waived and/or reimbursed[4]	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income[4]	4.92%	5.10%	5.37%	4.86%	5.10%

Supplemental Data
Net assets, end of year (000)	$5,902,428	$5,405,267	$3,776,801	$1,624,573	$204,777

Portfolio turnover rate[5]	82%	60%	74%	113%	97%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with federal income tax regulations.

[3]    Where applicable, assumes the reinvestment of distributions.

[4]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.04%	0.04%	0.04%	0.04%	0.18%

[5] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31,
	2016	2015	2014	2013	2012
Portfolio turnover rate (including equity-linked notes)	142%	151%	146%	123%	94%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	95

Financial Highlights (continued)	BlackRock Multi-Asset Income Portfolio

	Investor A
	Year Ended July 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.04	$11.44	$11.01	$10.53	$10.13

Net investment income[1]	0.50	0.55	0.58	0.51	0.50
Net realized and unrealized gain (loss)	(0.27)	(0.36)	0.43	0.47	0.28

Net increase from investment operations	0.23	0.19	1.01	0.98	0.78

Distributions:[2]
From net investment income	(0.52)	(0.55)	(0.56)	(0.49)	(0.38)
From net realized gain	—	(0.04)	(0.02)	(0.01)	—

Total distributions	(0.52)	(0.59)	(0.58)	(0.50)	(0.38)

Net asset value, end of year	$10.75	$11.04	$11.44	$11.01	$10.53

Total Return[3]
Based on net asset value	2.24%	1.68%	9.35%	9.45%	7.89%

Ratios to Average Net Assets
Total expenses[4]	0.93%	0.94%	0.95%	1.02%	1.12%

Total expenses after fees waived and/or reimbursed[4]	0.80%	0.80%	0.80%	0.80%	0.80%

Net investment income[4]	4.67%	4.85%	5.10%	4.59%	4.73%

Supplemental Data
Net assets, end of year (000)	$4,231,260	$3,587,415	$2,515,567	$1,375,765	$191,738

Portfolio turnover rate[5]	82%	60%	74%	113%	97%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with federal income tax regulations.

[3]    Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.04%	0.04%	0.04%	0.04%	0.18%

[5] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31,
	2016	2015	2014	2013	2012
Portfolio turnover rate (including equity-linked notes)	142%	151%	146%	123%	94%

See Notes to Financial Statements.

96	BLACKROCK FUNDS II	JULY 31, 2016

Financial Highlights (concluded)	BlackRock Multi-Asset Income Portfolio

	Investor C
	Year Ended July 31,
	2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of year	$11.03	$11.43	$11.00	$10.52	$10.13

Net investment income[1]	0.41	0.46	0.49	0.42	0.42
Net realized and unrealized gain (loss)	(0.27)	(0.36)	0.43	0.48	0.28

Net increase from investment operations	0.14	0.10	0.92	0.90	0.70

Distributions:[2]
From net investment income	(0.44)	(0.46)	(0.47)	(0.41)	(0.31)
From net realized gain	—	(0.04)	(0.02)	(0.01)	—

Total distributions	(0.44)	(0.50)	(0.49)	(0.42)	(0.31)

Net asset value, end of year	$10.73	$11.03	$11.43	$11.00	$10.52

Total Return[3]
Based on net asset value	1.38%	0.92%	8.54%	8.62%	7.10%

Ratios to Average Net Assets
Total expenses[4]	1.69%	1.69%	1.71%	1.76%	1.85%[5]

Total expenses after fees waived and/or reimbursed[4]	1.55%	1.55%	1.55%	1.55%	1.55%

Net investment income[4]	3.92%	4.09%	4.34%	3.83%	3.99%

Supplemental Data
Net assets, end of year (000)	$3,248,999	$3,101,108	$2,277,937	$1,213,960	$183,741

Portfolio turnover rate[6]	82%	60%	74%	113%	97%

[1]    Based on average shares outstanding.

[2]    Distributions for annual periods determined in accordance with federal income tax regulations.

[3]    Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]    Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Year Ended July 31,
	2016	2015	2014	2013	2012
Investments in underlying funds	0.04%	0.04%	0.04%	0.04%	0.18%

[5] Includes recoupment of past waived fees. Excluding recoupment of past waived fees for the year ended July 31, 2012, the ratio would have been 1.84%.

[6] Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:

	Year Ended July 31,
	2016	2015	2014	2013	2012
Portfolio turnover rate (including equity-linked notes)	142%	151%	146%	123%	94%

See Notes to Financial Statements.

BLACKROCK FUNDS II	JULY 31, 2016	97

Notes to Financial Statements

1. Organization:

BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Dynamic High Income Portfolio	Dynamic High Income	Non-diversified
BlackRock Multi-Asset Income Portfolio	Multi-Asset Income	Non-diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by the BlackRock Advisor, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Bond Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: Each Fund’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts, forward foreign currency exchange contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

98	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee of the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

BLACKROCK FUNDS II	JULY 31, 2016	99

Notes to Financial Statements (continued)

•

Equity-Linked Notes are valued utilizing quotes received daily by the Funds’ pricing service or through brokers. The Funds’ pricing service utilizes models that incorporate a number of market data factors, such as historical and forecasted discrete dividend information and historical values of the underlying reference instruments.

•	Participation notes are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services.

•	Investments in open-end U.S. mutual funds are valued at net asset value each business day.

•

The Funds value their investment in BlackRock Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act. The Funds may withdraw up to 25% of their investment daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•	Futures contracts traded on exchanges are valued at their last sale price.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

•

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

•

Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

100	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (continued)

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a Fund may subsequently have to reinvest the proceeds at lower interest rates. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

BLACKROCK FUNDS II	JULY 31, 2016	101

Notes to Financial Statements (continued)

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds, are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Participation Notes: Participation notes (“P-Notes”) are promissory notes issued by banks or broker-dealers that are designed to offer a return measured by the change in the value of the underlying security or basket of securities (the “underlying security”) while not holding the actual shares of the underlying security. These investments are typically used to gain exposure to securities traded in foreign markets that may be restricted due to country-specific regulations. When the P-Note matures, the issuer will pay or receive the difference between the value of the underlying security at the time of the purchase and the underlying security’s value at maturity of the P-Notes. Income received on P-Notes is recorded by a Fund as dividend income in the Statements of Operations. An investment in a P-Note involves additional risks beyond the risks normally associated with a direct investment in the underlying security. While the holder of a P-Note is entitled to receive from the bank or broker-dealer any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as a direct owner of the underlying security. P-Notes are considered general unsecured contractual obligations of the bank or broker-dealer. The holder of a P-Note must rely on the creditworthiness of the issuer for its investment returns on the P-Notes and has no rights against the issuer of the underlying security. A P-Note may be more volatile and less liquid than other investments held by a Fund since the P-Note generally is dependent on the liquidity in the local trading market for the underlying security.

Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-traded funds (the “underlying reference instrument”). In an equity-linked note, a Fund purchase a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a Fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A Fund must rely on the creditworthiness of the issuer for its investment returns.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities,

102	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (continued)

the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result to proceeds from the sale to not be readily available for a Fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of a Fund to the extent that it invests in floating rate debt securities. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a Fund’s investment policies.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a Fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. A Fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A Fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, a Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a Fund having a direct contractual relationship with the borrower, and a Fund may enforce compliance by the borrower with the terms of the loan agreement.

Certain Funds may also enter into bridge loan commitments (“commitments”). Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of period end, Dynamic High Income and Multi-Asset Income had outstanding bridge loan commitments of $500,000 and $897,195,929, respectively. In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Commitment fees received in advance and unrecognized are recorded in the Statements of Assets and Liabilities as deferred income.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at

BLACKROCK FUNDS II	JULY 31, 2016	103

Notes to Financial Statements (continued)

a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Funds’ Schedules of Investments, and the value of related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash. The cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following tables are a summary of the Funds’ securities lending agreements by counterparty which are subject to offset under an MSLA:

Dynamic High Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
JP Morgan Securities LLC	$7,361,915	$(7,361,915)	—

Multi-Asset Income
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
Barclays Capital Inc.	$ 73,726,800	$ (73,726,800)	—
BNP Paribas S.A.	3,955,782	(3,955,782)	—
Deutsche Bank Securities, Inc.	228,632	(228,632)	—
Goldman Sachs & Co.	119,080,896	(119,080,896)	—
JP Morgan Securities LLC	20,388,181	(20,388,181)	—
SG Americas Securities LLC	2,135,250	(2,135,250)	—
UBS Securities LLC	55,111,254	(55,111,254)	—
Total	$274,626,795	$(274,626,795)	—

[1]

Collateral with a value of $7,520,514 and $280,399,773 has been received in connection with securities lending agreements for Dynamic High Income and Multi-Asset Income, respectively. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the tables above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

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Notes to Financial Statements (continued)

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Certain Funds enter into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked to market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: Certain Funds purchase and write call and put options to increase or decrease their exposure to the risk of underlying instruments (including equity risk, interest rate risk and/or commodity price risk) and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Certain Funds enter into swap contracts to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

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Notes to Financial Statements (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Funds’ counterparty on the swap agreement becomes the CCP. The Funds are required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

•

Credit default swaps — Certain Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk).

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•	Interest rate swaps — Certain Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

Master Netting Arrangements: In order to define their contractual rights and to secure rights that will help them mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. When the Funds enter into an ISDA Master Agreement and an MRA and/or MSLA with the same counterparty, the agreements may contain a set-off provision allowing the Funds to offset a net amount payable with amounts due to the Funds upon default of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, notwithstanding what contractual rights may be included in an ISDA Master Agreement, such laws may prohibit the Funds from setting off amounts owed to a defaulting counterparty under an ISDA Master Agreement against amounts owed to the Funds by affiliates of the defaulting counterparty. The insolvency regimes of many jurisdictions do, however, generally permit set-off of simultaneous payables and receivables under certain types of financial contracts between the same legal entity upon a default of the entity, regardless of the existence of a contractual set-off right in those contracts. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of their ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain

106	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (continued)

minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from their counterparties are not fully collateralized, they bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of their agreement with such counterparty, they bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that is attributable to Multi-Asset Income’s direct investments in fixed income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed income mutual funds, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.600%
$1 Billion - $2 Billion	0.550%
$2 Billion - $3 Billion	0.525%
Greater than $3 Billion	0.500%

Dynamic High Income pays the Manager a monthly fee based on a percentage of Dynamic High Income’s average daily net assets, at the following annual rates:

Average Daily Net Assets	Investment Advisory Fees
First $1 Billion	0.85%
$1 Billion - $3 Billion	0.80%
$3 Billion - $5 Billion	0.77%
$5 Billion - $10 Billion	0.74%
Greater than $10 Billion	0.72%

The Manager, with respect to the Funds, entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”), BlackRock Asset Management North Asia Limited (“BNA”) and BlackRock (Singapore) Limited (“BSL”), each an affiliate of the Manager. The Manager pays BIL, BNA and BSL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Investor A	Investor C
Service Fee	0.25%	0.25%
Distribution Fee	—	0.75%

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Notes to Financial Statements (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the year ended July 31, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Total
Dynamic High Income	$ 81,099	$ 232,531	$ 313,630
Multi-Asset Income	$9,402,790	$30,899,530	$40,302,320

Administration

The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fees, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the year ended July 31, 2016, the following table shows the class specific administration fees borne directly by each share class of each Fund:

		Share Classes
	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$ 30,716	$ 6,488	$ 4,651	$14	$ 41,869
Multi-Asset Income	$1,075,195	$752,223	$618,000	—	$2,445,418

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended July 31, 2016, Multi-Asset Income paid the following amount to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Multi-Asset Income	$11,724	$821	$11	$12,556

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the year ended July 31, 2016, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$ 670	$ 231	$ 142	$ 1,043
Multi-Asset Income	$15,584	$39,029	$37,325	$91,938

For the year ended July 31, 2016, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Investor A	Investor C	Total
Dynamic High Income	$ 115,177	$ 22,232	$ 19,918	$ 157,327
Multi-Asset Income	$4,254,226	$2,865,890	$2,573,548	$9,693,664

108	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (continued)

Other Fees

For the year ended July 31, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Dynamic High Income	$17,590
Multi-Asset Income	$738,327

For the year ended July 31, 2016, affiliates received CDSCs as follows:

	Investor A	Investor C
Dynamic High Income	$17,158	$14,240
Multi-Asset Income	$619,436	$636,566

Expense Limitations, Waivers, Reimbursements and Recoupments

The Manager, with respect to each Fund, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

	Institutional	Investor A	Investor C	Class K
Dynamic High Income	1.05%	1.30%	2.05%	1.00%
Multi-Asset Income	0.55%	0.80%	1.55%	N/A

The Manager has agreed not to reduce or discontinue these contractual expense limitations prior to December 1, 2017 for Dynamic High Income and December 1, 2016 for Multi-Asset Income, unless approved by the Board, including a majority of the Independent Trustees who are not “interest persons” of the Funds as defined in the 1940 Act (“Independent Trustees”) or by a majority of the outstanding voting securities of the Funds.

The Manager, with respect to each Fund, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. The Manager has contractually agreed to waive the management fee on assets estimated to be attributed to Dynamic High Income’s investments in other equity and fixed-income mutual funds managed by BlackRock or its affiliates. These amounts are included in fees waived by the Manager in the Statements of Operations. For the year ended July 31, 2016, the amount waived were as followed:

Dynamic High Income	$59,887
Multi-Asset Income	$485,444

These amounts waived and/or reimbursed are included in fees waived by the Manager, and shown as administration fees waived — class specific, transfer agent fees waived — class specific and transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2016, the amounts included in fees waived by the Manager were as follows:

Dynamic High Income	$362,887
Multi-Asset Income	$4,351,693

Class specific expense waivers or reimbursements are as follows:

Administration Fees Waived	Institutional	Investor A	Investor C	Class K	Total
Dynamic High Income	$30,337	$6,293	$4,515	$14	$41,159
Multi-Asset Income	$1,075,195	$752,223	$618,000	—	$2,445,418

Transfer Agent Fees Waived	Institutional	Investor A	Investor C	Total
Dynamic High Income	$670	$231	$142	$1,043
Multi-Asset Income	$15,584	$39,029	$37,325	$91,938

Transfer Agent Fees Reimbursed	Institutional	Investor A	Investor C	Total
Dynamic High Income	$81,853	$13,752	$13,774	$109,379
Multi-Asset Income	$4,223,114	$2,753,149	$2,498,399	$9,474,662

BLACKROCK FUNDS II	JULY 31, 2016	109

Notes to Financial Statements (continued)

If during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the expense cap for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of the following expenses:

(a)	The amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement.

(b)	The amount by which the expense cap for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that:

•	The Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year.

•	The Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

In the event the expense cap for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived and/or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense cap for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense cap for that share class.

On July 31, 2016, the Fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expires July 31,
	2017	2018
Dynamic High Income
Fund Level	$271,505	$362,887
Institutional	$14,709	$112,860
Investor A	$343	$20,276
Investor C	$646	$18,431
Class K	—	$14
Multi-Asset Income
Fund Level	$4,837,790	$4,351,693
Institutional	$4,072,588	$5,313,893
Investor A	$2,729,747	$3,544,401
Investor C	$2,385,586	$3,153,724

The following Fund level and class specific waivers and/or reimbursements previously recorded by Multi-Asset Income, which were subject to recoupment by the Manager, expired on July 31, 2016:

Fund Level	Institutional	Investor A	Investor C
$4,211,520	$2,004,090	$1,621,545	$1,442,220

Securities Lending

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Equity-Bond Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income as follows: 85% of securities lending income, and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

110	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending — affiliated — net in the Statements of Operations. For the year ended July 31, 2016, each Fund paid BIM the following amounts for securities lending agent services:

Dynamic High Income	$7,495
Multi-Asset Income	$825,479

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions

During the year ended July 31, 2016, Multi-Asset Income received a reimbursement of $11,315 from an affiliate, which is included in payment by affiliate in the Statements of Operations, relating to trade processing errors.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2016, the purchase and sale transactions which resulted in net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Realized Gain
Dynamic High Income	$1,441,854	$439,621	$12,654
Multi-Asset Income	$183,721,128	$32,866,308	$794,590

7. Purchases and Sales:

For the year ended July 31, 2016, purchases and sales of investments, including paydowns and excluding short-term securities and equity-linked notes, were as follows:

Purchases	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$213,135,822	$8,778,349,623
U.S. Government Securities	672,369	152,620,992

Total Purchases	$213,808,191	$8,930,970,615

Sales	Dynamic High Income	Multi-Asset Income
Non-U.S. Government Securities	$163,924,391	$8,148,011,861
U.S. Government Securities	675,091	180,635,337

Total Sales	$164,599,482	$8,328,647,198

For the year ended July 31, 2016, purchases and sales related to equity-linked notes were as follows:

	Dynamic High Income	Multi-Asset Income
Purchases	$308,875,985	$8,456,313,006
Sales	$279,406,977	$8,283,981,069

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Multi-Asset Income’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2016. The statute of limitations on Dynamic High Income’s U.S. federal tax returns generally remains open for one year ended July 31, 2016 and the period ended July 31, 2015. The statutes of limitations on Multi-Asset Income’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

BLACKROCK FUNDS II	JULY 31, 2016	111

Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of period end, the following permanent differences attributable to the accounting for swap agreements, the classification of investments, foreign currency transactions, the sale of stock of passive foreign investment companies, income recognized from investments in partnerships and the characterization of corporate actions were reclassified to the following accounts:

	Dynamic High Income	Multi-Asset Income
Paid-in capital	$17,879	$(956)
Undistributed (distributions in excess of) net investment income	$(667,372)	$(8,145,452)
Accumulated net realized loss	$649,493	$8,146,408

The tax character of distributions paid was as follows:

	Dynamic High Income	Multi-Asset Income
Ordinary income
7/31/16	$14,093,446	$587,536,830
7/31/15	$3,580,896	$537,957,128

Long-term capital gains
7/31/16	—	—
7/31/15	—	5,532,959

Total
7/31/16	$14,093,446	$587,536,830

7/31/15	$3,580,896	$543,490,087

As of period end, the tax components of accumulated losses were as follows:

	Dynamic High Income	Multi-Asset Income
Undistributed ordinary income	$292,388	$33,061,485
Capital loss carryforwards	(14,011,615)	(733,108,007)
Net unrealized gains[1]	1,805,678	252,886,061
Total	$(11,913,549)	$(447,160,461)

[1]

The difference between book-basis and tax-basis net unrealized gain were attributable primarily to the tax deferral of losses on wash sales and straddles, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains/losses on certain futures, options and foreign currency contracts, the timing and recognition of partnership income, the accounting for swap agreements, the classification of investments and dividend income recognized for tax purposes.

As of July 31, 2016, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

	Dynamic High Income	Multi-Asset Income
No expiration date	$14,011,615	$733,108,007

As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	Dynamic High Income	Multi-Asset Income
Tax cost	$241,028,467	$13,321,067,391

Gross unrealized appreciation	$7,499,491	$486,635,197
Gross unrealized depreciation	(5,295,888)	(201,303,112)

Net unrealized appreciation	$2,203,603	$285,332,085

9. Bank Borrowings:

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, the credit agreement had a fee per annum of 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but,

112	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (continued)

in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2016, the Funds did not borrow under the credit agreement.

10. Principal Risks:

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by such Fund.

For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent the Funds deposit collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

BLACKROCK FUNDS II	JULY 31, 2016	113

Notes to Financial Statements (continued)

11. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Year Ended July 31, 2016		Period November 3, 2014[1] to July 31, 2015

Dynamic High Income	Shares	Value	Shares	Value
Institutional
Shares sold	15,663,520	$142,533,257	17,074,610	$173,338,341
Shares issued in reinvestment of distributions	592,747	5,393,629	71,025	709,797
Shares redeemed	(11,517,281)	(105,649,040)	(4,301,264)	(43,262,918)

Net increase	4,738,986	$42,277,846	12,844,371	$130,785,220

Investor A
Shares sold	3,239,745	$29,422,295	1,990,002	$20,179,732
Shares issued in reinvestment of distributions	189,188	1,721,663	21,468	214,245
Shares redeemed	(896,769)	(8,106,149)	(70,874)	(710,730)

Net increase	2,532,164	$23,037,809	1,940,596	$19,683,247

Investor C
Shares sold	2,115,673	$19,522,262	1,637,306	$16,602,722
Shares issued in reinvestment of distributions	116,480	1,058,885	12,857	128,396
Shares redeemed	(1,165,420)	(10,434,822)	(53,852)	(534,529)

Net increase	1,066,733	$10,146,325	1,596,311	$16,196,589

	Period March 28, 2016[1] to July 31, 2016

Class K
Shares sold	23,675	$210,268	—	—
Shares issued in reinvestment of distributions	8	73	—	—

Net increase	23,683	$210,341	—	—

Total Net Increase	8,361,566	$75,672,321	16,381,278	$166,665,056

[1]	Commencement of operations.

114	BLACKROCK FUNDS II	JULY 31, 2016

Notes to Financial Statements (concluded)

	Year Ended July 31, 2016		Year Ended July 31, 2015

Multi-Asset Income	Shares	Value	Shares	Value
Institutional
Shares sold	253,610,460	$2,671,205,058	255,206,968	$2,885,025,625
Shares issued in reinvestment of distributions	22,361,591	236,018,727	19,348,664	218,156,655
Shares redeemed	(216,319,495)	(2,274,163,490)	(115,286,712)	(1,299,198,100)

Net increase	59,652,556	$633,060,295	159,268,920	$1,803,984,180

Investor A
Shares sold	176,822,852	$1,861,948,611	169,423,178	$1,911,857,175
Shares issued in reinvestment of distributions	16,483,275	173,769,970	13,239,527	149,100,549
Shares redeemed	(124,457,796)	(1,309,220,624)	(77,628,559)	(875,706,174)

Net increase	68,848,331	$726,497,957	105,034,146	$1,185,251,550

Investor C
Shares sold	82,291,127	$866,405,646	108,509,432	$1,224,512,031
Shares issued in reinvestment of distributions	10,951,967	115,307,927	9,777,499	109,972,985
Shares redeemed	(71,738,585)	(753,180,829)	(36,422,700)	(409,681,760)

Net increase	21,504,509	$228,532,744	81,864,231	$924,803,256

Total Net Increase	150,005,396	$1,588,090,996	346,167,297	$3,914,038,986

As of July 31, 2016, 22,548 Class K Shares of Dynamic High Income were owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund.

12. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK FUNDS II	JULY 31, 2016	115

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds II and the Shareholders

of BlackRock Dynamic High Income Portfolio and Multi-Asset Income Portfolio:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of BlackRock Multi-Asset Income Portfolio and BlackRock Dynamic High Income Portfolio, each a series of BlackRock Funds II (collectively the “Funds”), as of July 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended (as to BlackRock Dynamic High Income Portfolio, for the period from November 3, 2014 (commencement of operations) to July 31, 2015 and for the year ended July 31, 2016), and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2016, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock Multi-Asset Income Portfolio and BlackRock Dynamic High Income Portfolio, of BlackRock Funds II as of July 31, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (as to BlackRock Dynamic High Income Portfolio, for the period from November 3, 2014 (commencement of operations) to July 31, 2015 and for the year ended July 31, 2016), and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

September 26, 2016

Important Tax Information (Unaudited)

During the fiscal year ended July 31, 2016, the following information is provided with respect to the ordinary income distributions paid by the Portfolios:

	Payable Date	Dynamic High Income Portfolio	Multi-Asset Income Portfolio
Qualified Dividend Income for Individuals[1]	August 2015 - December 2015	9.11%	15.47%
	January 2016 - July 2016	7.56%	16.84%

Dividends Qualifying for the Dividend Received Deduction for Corporations[1]	August 2015 - July 2016	4.42%	5.30%

Interest-Related Dividends for Non-U.S. Residents[2]	August 2015	5.10%	12.92%
	September 2015	8.29%	30.15%
	October 2015 - December 2015	9.98%	30.18%
	January 2016 - July 2016	13.50%	27.31%

[1]	The Portfolios hereby designate the percentage indicated above or the maximum amount allowable by law.

[2]	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.

116	BLACKROCK FUNDS II	JULY 31, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met in person on April 12, 2016 (the “April Meeting”) and May 10-11, 2016 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (“Multi-Asset Income Portfolio”) (each, a “Fund,” and collectively, the “Funds”), each a series of the Trust, and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval of the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock International Limited; (b) BlackRock (Singapore) Limited; and (c) BlackRock Asset Management North Asia Limited (collectively, the “Sub-Advisors”), with respect to the Funds, as applicable. The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, ten of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). One of the Board Members is a non-management interested Board Member by virtue of his former positions with BlackRock, Inc. and its affiliates. The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, each of which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; administrative and shareholder services; the oversight of fund service providers; marketing; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) each Fund’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) on Fund fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by

BLACKROCK FUNDS II	JULY 31, 2016	117

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

Broadridge1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; and (g) sales and redemption data regarding each Fund’s shares.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Funds, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, each for a one-year term ending June 30, 2017. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance metrics as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of Fund portfolio holdings, and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, a relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) preparing periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing other administrative functions necessary for the operation of each Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

[1]	Funds are ranked by Broadridge in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

118	BLACKROCK FUNDS II	JULY 31, 2016

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

B. The Investment Performance of each Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Broadridge data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Broadridge category. The Board was provided with a description of the methodology used by Broadridge to select peer funds and periodically meets with Broadridge representatives to review its methodology. The Board was provided with information on the composition of the Broadridge performance universes and expense universes. The Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board noted that for each of the one-year and since-inception periods reported, the Dynamic High Income Portfolio ranked in the first quartile against its Broadridge Performance Universe.

The Board noted that for the one-, three- and five-year periods reported, the Multi-Asset Income Portfolio ranked in the first, second and second quartiles, respectively, against its Broadridge Performance Universe.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with each Fund: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Broadridge category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Broadridge category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2015 compared to available aggregate profitability data provided for the prior two years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund level is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each Fund. The Board may receive and review information from independent third parties as part of its annual evaluation. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Dynamic High Income Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Dynamic High Income Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the

BLACKROCK FUNDS II	JULY 31, 2016	119

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (concluded)

Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Dynamic High Income Portfolio’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

The Board noted that the Multi-Asset Income Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers. The Board also noted that the Multi-Asset Income Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on the Multi-Asset Income Portfolio’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in affiliated ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Funds, for a one-year term ending June 30, 2017, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to each Fund, each for a one-year term ending June 30, 2017. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for each Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

120	BLACKROCK FUNDS II	JULY 31, 2016

Officers and Trustees

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2]
Robert M. Hernandez 1944	Chair of the Board and Trustee	Since 2007	Director, Vice Chairman and Chief Financial Officer of USX Corporation (energy and steel business) from 1991 to 2001; Director, RTI International Metals, Inc. from 1990 to 2015; Director, TE Connectivity (electronics) from 2006 to 2012.	28 RICs consisting of 98 Portfolios	Chubb Limited (insurance company); Eastman Chemical Company.
Fred G. Weiss 1941	Vice Chair of the Board and Trustee	Since 2007	Managing Director, FGW Consultancy LLC (consulting and investment company) since 1997; Director and Treasurer, Michael J. Fox Foundation for Parkinson’s Research since 2000.	28 RICs consisting of 98 Portfolios	Allergan plc (pharmaceuticals)
James H. Bodurtha 1944	Trustee	Since 2007	Director, The China Business Group, Inc. (consulting and investing firm) from 1996 to 2013 and Executive Vice President thereof from 1996 to 2003; Chairman of the Board, Berkshire Holding Corporation since 1980; Director, ICI Mutual since 2010.	28 RICs consisting of 98 Portfolios	None
Bruce R. Bond 1946	Trustee	Since 2007	Trustee and Member of the Governance Committee, State Street Research Mutual Funds from 1997 to 2005; Board Member of Governance, Audit and Finance Committee, Avaya Inc. (computer equipment) from 2003 to 2007.	28 RICs consisting of 98 Portfolios	None
Donald W. Burton 1944	Trustee	Since 2007	Managing General Partner, The Burton Partnership, LP (an investment partnership) since 1979; Managing General Partner, The Burton Partnership (QP), LP (an investment partnership) since 2000; Managing General Partner, The South Atlantic Venture Funds from 1983 to 2012; Director, IDology, Inc. (technology solutions) since 2006; Director, Knology, Inc. (telecommunications) from 1996 to 2012; Director, Capital Southwest (financial) from 2006 to 2012; Director, Besito (restaurant) since 2013; Director, PDQ South Texas (restaurant) since 2013; Director, ITC/Talon (data) since 2015.	28 RICs consisting of 98 Portfolios	None
Honorable Stuart E. Eizenstat 1943	Trustee	Since 2007	Partner and Head of International Practice, Covington and Burling LLP (law firm) since 2001; International Advisory Board Member, The Coca-Cola Company from 2002 to 2011; Advisory Board Member, Veracity Worldwide, LLC (risk management) from 2007 to 2012; Member of the International Advisory Board GML Ltd. (energy) since 2003; Advisory Board Member, BT Americas (telecommunications) from 2004 to 2009.	28 RICs consisting of 98 Portfolios	Alcatel-Lucent (telecom- munications); Global Specialty Metallurgical; UPS Corporation (delivery service)
John F. O’Brien 1943	Trustee	Since 2007	Trustee Woods Hole Oceanographic Institute since 2003 and Chairman thereof from 2009 to 2015; Co-Founder and Managing Director, Board Leaders LLC (director education) since 2005.	28 RICs consisting of 98 Portfolios	Cabot Corporation (chemicals); LKQ Corporation (auto parts manufacturing); TJX Companies, Inc. (retailer)

BLACKROCK FUNDS II	JULY 31, 2016	121

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Independent Trustees[2] (concluded)
Donald C. Opatrny 1952	Trustee	Since 2015	Trustee, Member of the Executive Committee and Chair of the Investment Committee, Cornell University since 2004; Member of the Board and Investment Committee, University School since 2007; Member of the Investment Committee, Mellon Foundation from 2009 to 2015; President and Trustee, the Center for the Arts, Jackson Hole since 2011; Director, Athena Capital Advisors LLC (investment management firm) since 2013; Trustee and Chair of the Investment Committee, Community Foundation of Jackson Hole since 2014; Trustee, Artstor (a Mellon Foundation affiliate) from 2010 to 2015; President, Trustee and Member of the Investment Committee, The Aldrich Contemporary Art Museum from 2007 to 2014.	28 RICs consisting of 98 Portfolios	None
Roberta Cooper Ramo 1942	Trustee	Since 2007	Shareholder and Attorney, Modrall, Sperling, Roehl, Harris & Sisk, P.A. (law firm) since 1993; Director, ECMC Group (service provider to students, schools and lenders) since 2001; President, The American Law Institute (non-profit) since 2008; Vice President, Santa Fe Opera (non-profit) since 2011; Chair, Think New Mexico (non-profit) since 2013; Chairman of the Board, Cooper’s Inc. (retail) from 1999 to 2011.	28 RICs consisting of 98 Portfolios	None
David H. Walsh 1941	Trustee	Since 2007	Director, National Museum of Wildlife Art since 2007; Trustee, University of Wyoming Foundation from 2008 to 2012; Director, The American Museum of Fly Fishing since 1997.	28 RICs consisting of 98 Portfolios	None

122	BLACKROCK FUNDS II	JULY 31, 2016

Officers and Trustees (continued)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served[3]	Principal Occupation(s) During Past Five Years	Number of BlackRock- Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Interested Trustees[4]
Robert Fairbairn 1965	Trustee	Since 2015	Senior Managing Director of BlackRock, Inc. since 2010; Global Head of BlackRock’s Retail and iShares businesses since 2012; Member of BlackRock’s Global Executive and Global Operating Committees; Head of BlackRock’s Global Client Group from 2009 to 2012; Chairman of BlackRock’s international businesses from 2007 to 2010.	28 RICs consisting of 98 Portfolios	None
Henry Gabbay 1947	Trustee	Since 2007	Consultant, BlackRock, Inc. from 2007 to 2008; Managing Director, BlackRock, Inc. from 1989 to 2007; Chief Administrative Officer, BlackRock Advisors, LLC from 1998 to 2007; President of BlackRock Funds and BlackRock Allocation Target Shares (formerly, BlackRock Bond Allocation Target Shares) from 2005 to 2007 and Treasurer of certain closed-end funds in the BlackRock fund complex from 1989 to 2006.	28 RICs consisting of 98 Portfolios	None
Henry R. Keizer 1956	Trustee	Since 2016	Director, Park Indemnity Ltd. (captive insurer) since 2010; Director, MUFG Americas Holdings Corporation and MUFG Union Bank, N.A. (financial and bank holding company) from 2014 to 2016; Director, Montpelier Re Holdings, Ltd. (publicly held property and casual reinsurance) from 2013 to 2015; Director, American Institute of Certified Public Accountants from 2009 to 2011; Director, KPMG LLP (audit, tax and advisory services) in 2004 to 2005 and 2010 to 2012; Director KPMG International in 2012, Deputy Chairman and Chief Operating Officer thereof from 2010 to 2012 and U.S. Vice Chairman of Audit thereof from 2005 to 2010; Global Head of Audit, KPMGI (consortium of KPMG firms), from 2006 to 2010; Director, YMCA of Greater New York from 2006 to 2010.	28 RICs consisting of 98 Portfolios	Hertz Global Holdings (car rental); WABCO (commercial vehicle safety systems)
John M. Perlowski 1964	Trustee, President and Chief Executive Officer	2015 to present (Trustee); 2010 to present (President and Chief Executive Officer)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Fund & Accounting Services since 2009; Managing Director and Chief Operating Officer of the Global Product Group at Goldman Sachs Asset Management, L.P. from 2003 to 2009; Treasurer of Goldman Sachs Mutual Funds from 2003 to 2009 and Senior Vice President thereof from 2007 to 2009; Director of Goldman Sachs Offshore Funds from 2002 to 2009; Director of Family Resource Network (charitable foundation) since 2009.	128 RICs consisting of 316 Portfolios	None

[1]   The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

[2]   Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or, until December 31 of the year in which he or she turns 75. The Board has determined to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has unanimously approved extending the mandatory retirement age for Messrs. Walsh and Weiss until January 31, 2017, which the Board believes to be in the best interests of shareholders of the Trust. Interested Trustees serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72.

[3]   Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: James H. Bodurtha, 1995; Bruce R. Bond, 2005; Donald W. Burton, 2002; Honorable Stuart E. Eizenstat, 2001; Robert M. Hernandez, 1996; John F. O’Brien, 2005; Roberta Cooper Ramo, 1999; David H. Walsh, 2003; and Fred G. Weiss, 1998.

[4]   Messrs. Fairbairn and Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Perlowski is also a board member of the BlackRock Closed-End Complex and the BlackRock Equity-Liquidity Complex. Mr. Gabbay may be deemed an “interested person” of the Trust based on his former positions with BlackRock, Inc. and its affiliates. Mr. Keizer may be deemed an “interested person” of the Trust based on his former directorship at another company which is not an affiliate of BlackRock, Inc. It is anticipated that Mr. Keizer will become an Independent Trustee effective January 31, 2017. Messrs. Gabbay and Keizer do not currently serve as an officer or employee of BlackRock, Inc. or its affiliates or own any securities of BlackRock, Inc. or The PNC Financial Services Group, Inc. Each of Messrs. Mr. Gabbay and Keizer is a non-management Interested Trustee.

BLACKROCK FUNDS II	JULY 31, 2016	123

Officers and Trustees (concluded)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years
Officers Who Are Not Trustees[2]
Jennifer McGovern 1977	Vice President	Since 2014	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013; Vice President of BlackRock, Inc. from 2008 to 2010.
Neal Andrews 1966	Chief Financial Officer	Since 2007	Managing Director of BlackRock, Inc. since 2006; Senior Vice President and Line of Business Head of Fund Accounting and Administration at PNC Global Investment Servicing (U.S.) Inc. from 1992 to 2006.
Jay Fife 1970	Treasurer	Since 2007	Managing Director of BlackRock, Inc. since 2007; Director of BlackRock, Inc. in 2006; Assistant Treasurer of the MLIM and Fund Asset Management, L.P. advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
Charles Park 1967	Chief Compliance Officer	Since 2014	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
Fernanda Piedra 1969	Anti-Money Laundering Compliance Officer	Since 2015	Director of BlackRock, Inc. since 2014; Anti-Money Laundering Compliance Officer and Regional Head of Financial Crime for the Americas at BlackRock, Inc. since 2014; Head of Regulatory Changes and Remediation for the Asset Wealth Management Division of Deutsche Bank from 2010 to 2014; Vice President of Goldman Sachs (Anti-Money Laundering/Suspicious Activities Group) from 2004 to 2010.
Benjamin Archibald 1975	Secretary	Since 2012	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
[1] The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. [2] Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Effective May 6, 2016, Valerie G. Brown resigned as a Trustee of the Trust.

Effective May 10, 2016, Kenneth A. Froot resigned as a Trustee of the Trust.

On June 2, 2016, the Board appointed Henry R. Keizer as a Trustee of the Trust, effective July 28, 2016.

Investment Adviser and	Sub-Advisers	Custodian	Distributor
Administrator	BlackRock International Limited	The Bank of New York Mellon	BlackRock Investments, LLC
BlackRock Advisors, LLC	Edinburgh, EH3 8BL	New York, NY 10286	New York, NY 10022
Wilmington, DE 19809	United Kingdom

Legal Counsel	BlackRock Asset	Independent Registered Public	Address of the Trust
Willkie Farr & Gallagher LLP	Management North Asia Limited	Accounting Firm	100 Bellevue Parkway
New York, NY 10019	Hong Kong	Deloitte & Touche LLP	Wilmington, DE 19809
Philadelphia, PA 19103

Accounting Agent and	BlackRock (Singapore) Limited
Transfer Agent	079912 Singapore
BNY Mellon Investment
Servicing (US) Inc.
Wilmington, DE 19809

124	BLACKROCK FUNDS II	JULY 31, 2016

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS II	JULY 31, 2016	125

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

126	BLACKROCK FUNDS II	JULY 31, 2016

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

DHIMAIP-7/16-AR

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Robert M. Hernandez

Fred G. Weiss

Stuart E. Eizenstat

Bruce R. Bond

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$49,500	N/A	$0	N/A	$15,402	N/A	$0	N/A
BlackRock Global Dividend Portfolio	$34,448	$34,488	$0	$0	$15,402	$15,100	$0	$0
BlackRock Multi-Asset Income Portfolio	$61,963	$48,838	$0	$0	$17,500	$15,100	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (“Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Fund Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,391,000	$2,555,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.

2 The nature of the services includes tax compliance, tax advice and tax planning.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by D&T with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Fund Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Fund Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$15,402	N/A
BlackRock Global Dividend Portfolio	$15,402	$15,100
BlackRock Multi-Asset Income Portfolio	$17,500	$15,100

Additionally, SSAE 16 Review (Formerly, SAS No. 70) fees for the current and previous fiscal years of $2,391,000 and $2,555,000, respectively, were billed by D&T to the Investment Adviser.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) –     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – See Item 2

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	October 3, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date:	October 3, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date:	October 3, 2016